UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:                     June 30, 2011

Date of reporting period:                  December 31, 2011

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage California Limited-Term Tax-Free Fund

Semi-Annual Report

December 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before

Letter to Shareholders	Wells Fargo Advantage California Limited-Term Tax-Free Fund	3

retreating later in the year, only to spike again during the fourth quarter. Yet “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year.

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index1, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Letter to Shareholders

opinion, the lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage California Limited-Term Tax-Free Fund	5

Notice to Shareholders

Effective April 1, 2012, the Fund may invest up to 10% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■   Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■  Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■  Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Adrian Van Poppel

Terry J. Goode

FUND INCEPTION

November 18, 1992

CREDIT QUALITY[1] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF DECEMBER 31, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	7

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SFCIX)	11/18/1992	(0.67)	1.38	2.93	3.01	2.44	4.49	3.55	3.32	0.86%	0.81%
Class C (SFCCX)	08/30/2002	1.06	2.71	2.78	2.53	2.06	3.71	2.78	2.53	1.61%	1.56%
Administrator Class (SCTIX)	09/06/1996					2.66	4.72	3.80	3.58	0.80%	0.61%
Barclays Capital 1-5 Year Municipal Bond Index[6]						1.85	4.19	4.50	3.87
Barclays Capital 1-5 Year California Municipal Bond Index[7]						1.74	4.27	4.51	3.87

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to California and Puerto Rico municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through October 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.80% for Class A, 1.55% for Class C, and 0.60% for Administrator Class shares. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Capital 1-5 Year Municipal Bond Index is the 1-5 Year Blend Component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

7.	The Barclays Capital 1-5 Year California Municipal Bond Index is the 1-5 Year Blend Component of the Barclays Capital California Municipal Bond Index. You cannot invest directly in an index.

8	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,024.44	$4.07	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Class C
Actual	$1,000.00	$1,020.59	$7.87	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.86	1.55%
Administrator Class
Actual	$1,000.00	$1,026.62	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 96.28%

California: 89.85%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12/01/2016	$305,000	$331,251
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	4.00	07/01/2014	910,000	928,473
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	07/01/2015	995,000	1,050,183
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	07/01/2016	1,045,000	1,109,330
Adelanto CA School District CAB Series B (Tax Revenue, NATL-RE FGIC Insured)(z)	5.12	09/01/2018	1,220,000	870,372
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured)(z)	4.49	10/01/2019	3,000,000	2,124,150
Alameda CA Corridor Transportation Authority Senior Lien Series A (Transportation Revenue, NATL-RE Insured)	5.13	10/01/2014	1,000,000	1,003,390
Alameda Contra Costa CA Transit District FHR Computer System Project (Lease Revenue)	4.00	08/01/2012	310,000	313,661
Alameda County CA COP (Lease Revenue, AMBAC Insured)	5.63	12/01/2015	550,000	634,134
Alameda County CA Refunding COP Series A (Lease Revenue, NATL-RE Insured)	5.38	12/01/2014	2,000,000	2,024,940
Alameda County CA Refunding COP Series A (Lease Revenue, NATL-RE Insured)	5.38	12/01/2015	1,435,000	1,452,894
Alisal CA Unified School District 2006 Election Series A (Tax Revenue, Assured Guaranty Insured)	5.50	08/01/2013	700,000	751,422
Alvord CA Unified School District 2007 Election Series B (Tax Revenue, AGM Insured)(z)	0.53	08/01/2020	1,605,000	1,533,321
Alvord CA Unified School District 2007 Election Series B (Tax Revenue, AGM Insured)(z)	1.01	08/01/2018	475,000	444,035
Alvord CA Unified School District 2007 Election Series B (Tax Revenue, AGM Insured)(z)	1.59	08/01/2017	155,000	141,779
Alvord CA Unified School District 2007 Election Series B (Tax Revenue, AGM Insured)(z)	2.58	08/01/2016	305,000	270,852
Anaheim CA PFA Convention Center Project Series A (Lease Revenue, AMBAC Insured)	5.25	08/01/2013	1,600,000	1,628,224
Anaheim CA PFA Public Improvements Project Series C (Lease Revenue, AGM Insured)	6.00	09/01/2014	500,000	558,465
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	01/01/2017	645,000	646,258
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)±§	5.25	09/01/2017	1,800,000	1,795,500
Bakersfield CA COP Convention Center Series A (Lease Revenue, AMBAC Insured)	5.00	04/01/2017	210,000	232,777
Bakersfield CA Series B (Water & Sewer Revenue, AGM Insured)±§	3.25	09/01/2035	12,040,000	12,040,000
Baldwin Park CA Unified School District BAN (Tax Revenue)(z)	2.33	08/01/2014	500,000	470,745
Baldwin Park CA Unified School District CAB Election of 2006 (Tax Revenue, AGM Insured)(z)	0.46	08/01/2012	50,000	49,865
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, NATL-RE FGIC Insured)	5.00	08/01/2017	2,815,000	2,868,401
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00	08/01/2017	100,000	105,077
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, NATL-RE FGIC Insured)	5.00	08/01/2017	300,000	324,702
Brea CA PFA Tax Allocation Series A (Housing Revenue)	5.00	09/01/2012	750,000	759,555

10	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Cabrillo CA Unified School District CAB Series A (Tax Revenue, AMBAC Insured)(z)	3.24%	08/01/2015	$1,500,000	$1,335,660
California Community College Financing Authority Coast Community College Series A (Education Revenue)	2.00	06/01/2012	100,000	100,449
California Community College Financing Authority TRAN Series B (Tax Revenue, GO of Participants Insured)	2.00	06/29/2012	1,875,000	1,887,694
California Education Notes Program Series B (Miscellaneous Revenue, GO of District Insured)	2.00	04/30/2012	1,815,000	1,825,146
California Educational Facilities Authority (Education Revenue)±§	0.85	10/01/2033	2,000,000	2,000,000
California HFA AMT Home Mortgage Series A (Housing Revenue, AGM Insured)	3.60	08/01/2012	400,000	403,280
California HFA AMT Home Mortgage Series E (Housing Revenue)	4.65	08/01/2022	1,370,000	1,286,225
California HFA AMT Home Mortgage Series E (Housing Revenue, FGIC Insured)	5.00	02/01/2014	1,380,000	1,398,313
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	02/01/2042	595,000	600,426
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	08/01/2042	2,080,000	2,109,578
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	08/01/2030	1,150,000	1,149,000
California HFA AMT Home Mortgage Series J (Housing Revenue, FGIC Insured)	4.05	08/01/2013	1,775,000	1,769,604
California HFA AMT Home Mortgage Series J (Housing Revenue, AGM Insured)	4.38	08/01/2012	500,000	505,735
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	08/01/2047	720,000	733,291
California HFA AMT Home Mortgage Series L (Housing Revenue, FNMA Insured)	3.95	08/01/2015	1,300,000	1,330,628
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC FHA VA Guaranty Insured)	4.00	08/01/2013	500,000	498,180
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC FHA VA Guaranty Insured)	4.05	02/01/2014	940,000	933,373
California HFA AMT Home Mortgage Series M (Housing Revenue)	4.55	08/01/2021	415,000	394,520
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Private Mortgages Insured)(z)	9.79	08/01/2015	5,000	3,560
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA Insured)	3.75	08/01/2020	1,975,000	2,091,565
California HFFA Casa Colina Project (Health Revenue)	5.50	04/01/2013	850,000	855,976
California HFFA Catholic Healthcare West Series C (Health Revenue)±§	5.00	07/01/2037	150,000	153,365
California HFFA Catholic Healthcare West Series F (Health Revenue)±§	5.00	07/01/2027	1,000,000	1,078,220
California HFFA Catholic Healthcare West Series I (Health Revenue)±§	4.95	07/01/2026	1,790,000	1,937,460
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	07/01/2022	415,000	447,719
California HFFA Paradise Estate (Health Revenue, California Mortgages Insured)	5.13	01/01/2022	3,000,000	3,058,320
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC FHA VA Guaranty Insured)	4.10	02/01/2015	1,750,000	1,743,980
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	08/01/2015	475,000	482,909
California Infrastructure & Economic Development Bank Energy Efficiency Master Trust Series A (Miscellaneous Revenue)	5.00	03/01/2012	300,000	302,256
California Infrastructure & Economic Development Bank Pacific Gas & Electric Series E (IDR)±§	2.25	11/01/2026	100,000	100,411
California Infrastructure & Economic Development Bank YMCA Metropolitan LA Project (Miscellaneous Revenue, AMBAC Insured)	4.40	02/01/2016	1,060,000	1,072,497
California Municipal Finance Authority COP Community Hospitals Central California (Health Revenue)	5.00	02/01/2012	1,585,000	1,588,852
California PCFA (Resource Recovery Revenue)±§	5.25	06/01/2023	3,245,000	3,587,802
California PCFA Solid Waste Disposal Waste Management Project Series A (Solid Waste Revenue)±§	5.13	07/01/2031	1,000,000	1,072,610
California Special Districts Finance Program COP Series 00 (Lease Revenue, NATL-RE Insured)	5.00	12/01/2015	285,000	285,442

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
California State (Miscellaneous Revenue, NATL-RE Insured)	4.38%	02/01/2013	$200,000	$200,660
California State (Tax Revenue)	5.00	05/01/2012	100,000	101,607
California State (Miscellaneous Revenue, NATL-RE Insured)	5.00	06/01/2012	280,000	281,064
California State (Tax Revenue)	5.00	10/01/2016	1,000,000	1,033,990
California State (Tax Revenue)	5.00	02/01/2020	150,000	150,623
California State (Miscellaneous Revenue, AMBAC Insured)	5.50	03/01/2015	105,000	105,429
California State (Miscellaneous Revenue, NATL-RE-IBC Insured)	6.25	09/01/2012	275,000	285,893
California State Department of Transportation COP Series A (Lease Revenue, NATL-RE Insured)	5.25	03/01/2016	200,000	200,768
California State Department of Veterans Affairs Home Purchase AMT Series A (Housing Revenue)	4.00	12/01/2013	1,995,000	2,097,383
California State FSA (Miscellaneous Revenue, AGM-CR Insured)	5.50	03/01/2012	30,000	30,128
California State Public Works Board California Community Colleges Series A (Lease Revenue)	4.63	12/01/2013	100,000	100,285
California State Public Works Board California Community Colleges Series A (Lease Revenue, AMBAC Insured)	5.25	12/01/2012	1,020,000	1,023,743
California State Public Works Board California Community Colleges Series A (Lease Revenue, AMBAC Insured)	5.50	04/01/2013	100,000	100,377
California State Public Works Board California Community Colleges Series B (Lease Revenue, NATL-RE Insured)	5.10	09/01/2013	1,930,000	1,936,446
California State Public Works Board California Community Colleges Series D (Lease Revenue, NATL-RE-IBC Insured)	5.38	03/01/2012	750,000	752,955
California State Public Works Board California State University Trustees Series B (Lease Revenue)	5.00	09/01/2013	365,000	366,190
California State Public Works Board Department of Corrections (Lease Revenue, AGM Certificates Insured)	5.25	06/01/2015	935,000	1,004,134
California State Public Works Board Department of Corrections Series A (Lease Revenue, AMBAC Insured)	4.75	09/01/2012	200,000	200,664
California State Public Works Board Department of Corrections Series E (Lease Revenue, XLCA Insured)	5.00	06/01/2015	640,000	689,325
California State Public Works Board Department of Corrections Series E (Lease Revenue, NATL-RE IBC Bank of New York Insured)	5.50	06/01/2015	700,000	731,878
California State Public Works Board Department of Corrections State Prisons Series A (Lease Revenue, AMBAC Insured)	5.25	12/01/2013	1,910,000	1,983,134
California State Public Works Board Department of General Services Series A (Lease Revenue, AMBAC Insured)	5.25	12/01/2017	2,000,000	2,055,800
California State Public Works Board Department of Health Services Series A (Lease Revenue, NATL-RE Insured)	5.20	11/01/2012	500,000	501,825
California State Public Works Board Department of Health Services Series A (Lease Revenue, NATL-RE Insured)	5.50	11/01/2015	500,000	501,680
California State Public Works Board Series A (Lease Revenue)	6.50	09/01/2017	2,210,000	2,462,139
California State Public Works Board Trustees California State University Series A (Lease Revenue)	5.25	10/01/2013	250,000	250,858
California State University Hayward Foundation Project (Education Revenue, NATL-RE GO of Corporation Insured)	5.25	08/01/2025	500,000	500,370
California State Various Purposes (Miscellaneous Revenue, NATL-RE Insured)	5.00	02/01/2012	50,000	50,207
California State Various Purposes (Tax Revenue)	6.25	09/01/2012	920,000	956,441
California State Veterans Bonds Series CA (Tax Revenue)	4.45	12/01/2017	1,000,000	1,090,480
California Statewide CDA (Miscellaneous Revenue)	5.88	07/01/2022	2,750,000	2,807,173
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25	10/01/2015	2,270,000	2,296,514
California Statewide CDA Childrens Hospital of Los Angeles Project (Lease Revenue, NATL-RE Insured)	6.00	06/01/2012	500,000	509,035
California Statewide CDA COP (Hospital Revenue, ACA Radian Insured)	4.00	06/01/2015	325,000	343,229

12	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
California Statewide CDA COP Health Facilities Series A (Lease Revenue, NATL-RE-IBC Insured)	5.50%	09/01/2014	$730,000	$786,955
California Statewide CDA COP SAVRS (Health Revenue, ACA Radian Insured)±§(a)(m)(n)	0.81	05/15/2029	200,000	186,092
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12/01/2012	1,000,000	1,034,190
California Statewide CDA Henry Mayo Memorial Hospital Series B (Health Revenue, AMBAC California Mortgages Insured)	4.00	10/01/2014	1,155,000	1,183,459
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11/01/2013	205,000	207,327
California Statewide CDA John Muir Mt. Diablo Health Systems (Health Revenue, NATL-RE Insured)	5.50	08/15/2012	220,000	225,148
California Statewide CDA Kaiser Permanente Series B (Health Revenue)±§	3.90	08/01/2031	750,000	793,485
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	06/01/2016	415,000	431,173
California Statewide CDA Proposition 1A Receivables Program (Miscellaneous Revenue)	4.00	06/15/2013	1,500,000	1,567,305
California Statewide CDA Proposition 1A Receivables Program (Miscellaneous Revenue)	5.00	06/15/2013	4,000,000	4,237,263
California Statewide CDA Sherman Oaks Project Series A (Miscellaneous Revenue, AMBAC California Mortgages Insured)	5.50	08/01/2014	800,000	858,104
California Statewide CDA St. Joseph Hospital (Health Revenue, FSA Insured)	4.50	07/01/2018	1,200,000	1,288,320
California Statewide CDA University of California Irvine Campus Apartment (Education Revenue)	5.00	05/15/2017	1,000,000	1,099,090
Centinela Valley CA Union High School District CAB Series A (Tax Revenue, AGM Insured)	2.00	08/01/2012	665,000	670,726
Centinela Valley CA Union High School District CAB Series A (Tax Revenue, AGM Insured)(z)	2.52	08/01/2015	375,000	342,525
Chula Vista CA COP (Lease Revenue, NATL-RE Insured)	4.50	08/01/2016	430,000	439,189
Clovis CA PFA (Water & Sewer Revenue, AMBAC Insured)	5.00	08/01/2015	375,000	416,048
Coalinga CA PFA Senior Lien Notes Series A (Miscellaneous Revenue, AMBAC Insured)	5.85	09/15/2013	500,000	522,765
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	08/01/2012	830,000	830,266
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	08/01/2013	855,000	851,537
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.50	08/01/2014	1,130,000	1,128,090
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	08/01/2020	195,000	202,215
Contra Costa County CA PFA Series B (Lease Revenue, NATL-RE Insured)	4.00	06/01/2013	450,000	454,653
Corona CA PFA City Hall Project Series B (Lease Revenue, NATL-RE Insured)	5.38	09/01/2018	1,205,000	1,221,894
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	5.50	10/01/2015	690,000	737,596
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10/01/2016	625,000	684,231
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10/01/2017	385,000	422,122
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.38	10/01/2018	410,000	459,626
Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50	11/01/2014	985,000	1,014,816
Culver City CA Redevelopment Agency CAB Tax Allocation A (Tax Revenue)(z)	5.44	11/01/2019	2,575,000	1,689,741
Delano County CA Financing Authority Police Station Project Series A (Lease Revenue)	2.00	12/01/2012	370,000	369,900
Delano County CA Financing Authority Police Station Project Series A (Lease Revenue)	4.00	12/01/2016	1,040,000	1,099,124
Duarte CA COP Series A (Health Revenue)	5.25	04/01/2019	1,500,000	1,502,520

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00%	03/01/2017	$500,000	$531,140
Emeryville CA PFA Emeryville Redevelopment Project Series A (Lease Revenue, NATL-RE Insured)	5.25	09/01/2015	1,265,000	1,294,968
Emeryville CA PFA Emeryville Redevelopment Project Series A (Lease Revenue, NATL-RE Insured)	5.25	09/01/2017	1,400,000	1,427,706
Firebaugh-Las Deltas CA Unified School District CAB Election of 1997 (Tax Revenue, FGIC Insured)(z)	4.72	08/01/2022	100,000	60,925
Folsom Cordova CA Unified School District School Facilities Improvement District # 1 Series A (Tax Revenue, NATL-RE Insured)	5.50	10/01/2015	370,000	374,906
Fontana CA PFA (Lease Revenue, AMBAC Insured)	5.00	09/01/2012	400,000	408,268
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10/01/2017	50,000	50,258
Fontana CA RDA Sierra Corridor Commercial Redevelopment Project (Tax Revenue, NATL-RE FGIC Insured)	4.50	09/01/2015	825,000	860,945
Fontana CA Unified School District BAN (Tax Revenue)(z)	0.79	12/01/2012	500,000	496,320
Foothill-Eastern CA Transportation Corridor Agency CAB (Transportation Revenue, NATL-RE Insured)(z)	5.76	01/15/2017	580,000	435,499
Fowler CA Unified School District School Facilities Improvement District # 1 (Tax Revenue, NATL-RE Insured)	5.20	07/01/2020	1,730,000	1,927,687
Fresno CA Joint Powers Financing Authority (Lease Revenue, AGM Insured)	5.00	06/01/2017	650,000	652,360
Fresno CA Unified School District Series A (Tax Revenue, NATL-RE Insured)	6.55	08/01/2020	200,000	216,678
Garden Grove CA Agency for Community Development (Tax Revenue, AMBAC Insured)	5.25	10/01/2016	600,000	618,720
Golden State Tobacco Securitization Corporation CA Series 2003 A-1 (Tobacco Revenue)	6.25	06/01/2033	2,820,000	3,014,213
Golden West California Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured)(z)	2.65	02/01/2013	360,000	349,726
Golden West California Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured)(z)	3.12	02/01/2014	235,000	220,195
Golden West California Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured)(z)	3.12	02/01/2014	455,000	426,335
Golden West California Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured)	6.60	02/01/2016	650,000	707,798
Hawthorne CA School District Election 2008 Series A (Tax Revenue, Assured Guaranty Insured)(z)	2.32	08/01/2015	100,000	91,989
Hawthorne CA School District Election 2008 Series A (Tax Revenue, Assured Guaranty Insured)(z)	2.51	08/01/2016	155,000	138,108
Hawthorne CA School District Election 2008 Series A (Tax Revenue, Assured Guaranty Insured)(z)	2.73	08/01/2017	165,000	141,676
Hemet CA Unified School District COP (Lease Revenue)±§	1.60	10/01/2036	4,945,000	4,944,110
Hesperia CA Unified School District COP Interim School Facility Funding Program (GO - Local, AGM Insured)±§	3.50	02/01/2038	4,550,000	4,550,000
Horicon CA Elementary School District (Tax Revenue, AMBAC Insured)	4.00	08/01/2012	265,000	268,548
Horicon CA Elementary School District (Tax Revenue, AMBAC Insured)	4.00	08/01/2013	280,000	289,576
Horicon CA Elementary School District (Tax Revenue, AMBAC Insured)	4.00	08/01/2014	295,000	309,549
Industry CA Refunding Senior Series B (Airport Revenue, NATL-RE Insured)	4.00	05/01/2018	1,000,000	1,009,030
Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, ACA Insured)(z)	4.14	05/01/2012	395,000	389,604
Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, ACA Insured)(z)	4.56	05/01/2013	150,000	141,218
Inglewood CA Unified School District Election 1998 Series D (Tax Revenue, AGM Insured)	4.00	10/01/2012	100,000	102,407
Inland Valley CA Development Agency Series B (Tax Revenue)±§	4.25	03/01/2041	2,500,000	2,544,400

14	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Inland Valley CA Development Agency Series C (Tax Revenue)±§	4.50%	03/01/2041	$3,000,000	$3,066,180
Irvine Ranch CA Water District Various Refunding Series A-1 (Utilities Revenue, GO of District Insured)±§	0.14	10/01/2037	975,000	974,971
Kern CA Community College District COP (Lease Revenue)	4.00	04/01/2014	2,500,000	2,588,800
Keyes CA Unified School District CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	2.67	08/01/2013	145,000	138,983
Keyes CA Unified School District CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	3.11	08/01/2015	150,000	134,201
Keyes CA Unified School District CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	3.29	08/01/2016	155,000	133,342
Lake Elsinore CA PFFA (Tax Revenue, AMBAC Insured)	4.00	09/01/2016	1,830,000	1,860,341
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.50	08/01/2014	750,000	758,738
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.75	08/01/2015	585,000	593,640
Liberty CA Unified School District CAB Series B (Tax Revenue, NATL-RE FGIC Insured)(z)	4.62	08/01/2017	300,000	232,269
Lindsay CA Unified School District COP (Lease Revenue, Assured Guaranty Insured)	5.00	10/01/2014	340,000	366,656
Long Beach CA Bond Finance Authority Aquarium of The Pacific (Lease Revenue, AMBAC Insured)	5.50	11/01/2012	1,535,000	1,539,590
Long Beach CA Bond Finance Authority Aquarium of The Pacific (Lease Revenue, AMBAC Insured)	5.50	11/01/2015	1,045,000	1,047,341
Long Beach CA Bond Finance Authority Public Safety Facilities Project (Lease Revenue, AMBAC Insured)	5.25	11/01/2013	1,080,000	1,103,663
Long Beach CA Harbor AMT Series A (Port Authority Revenue, NATL-RE Insured)	5.00	05/15/2016	500,000	554,550
Long Beach CA Public Safety Facilities Project (Lease Revenue, AMBAC Insured)	5.25	11/01/2015	250,000	254,205
Long Beach CA Senior Series B (Port Authority Revenue)	4.00	06/01/2014	995,000	1,032,502
Los Alamitos CA Unified School District TRAN (Tax Revenue)(z)	2.03	09/01/2016	1,000,000	909,280
Los Angeles CA Building Authority Series A (Lease Revenue)	5.20	10/01/2012	475,000	476,743
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	09/01/2014	255,000	266,424
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	09/01/2015	375,000	397,778
Los Angeles CA COP CAB Disney Package Projects (Lease Revenue)(z)	3.43	03/01/2017	575,000	481,833
Los Angeles CA COP Hollywood Presbyterian Medical Center (Lease Revenue, INDLC Insured)	9.63	07/01/2013	160,000	173,547
Los Angeles CA TRAN (Tax Revenue)	2.50	03/30/2012	1,000,000	1,005,700
Los Angeles CA TRAN (Tax Revenue)	2.50	04/30/2012	1,000,000	1,007,520
Los Angeles CA Unified School District COP Multiple Properties Series A (Lease Revenue)	5.00	12/01/2015	1,750,000	1,922,848
Los Angeles CA Unified School District Election of 2004 Series F (Tax Revenue, FGIC Insured)	5.00	07/01/2020	2,500,000	2,800,925
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue, AMBAC Insured)	6.00	12/01/2014	200,000	214,100
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue, AMBAC Insured)	6.00	12/01/2015	1,835,000	1,989,691
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue, AMBAC Insured)	6.00	12/01/2016	3,285,000	3,583,311
Los Angeles County CA Community Facilities District # 5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	09/01/2019	1,000,000	1,005,980
Los Angeles County CA COP CAB Disney Package Projects (Lease Revenue)(z)	1.81	03/01/2014	100,000	96,133
Los Angeles County CA Metropolitan Transportation Authority Series D (Tax Revenue)	5.00	07/01/2012	200,000	204,780
Los Angeles County CA Public Works Financing Authority Master Project Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	09/01/2014	690,000	745,028
Los Angeles County CA Schools Financing Program COP Series A1 (Miscellaneous Revenue)	2.00	06/29/2012	915,000	922,384

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Los Angeles County CA Schools Financing Program COP Series A2 (Miscellaneous Revenue)	2.00%	03/30/2012	$1,000,000	$1,003,720
Los Angeles County CA Schools Financing Program COP Series A3 (Miscellaneous Revenue)	2.00	03/30/2012	1,000,000	1,002,990
Los Angeles County CA TRAN Series A (Tax Revenue)	2.50	02/29/2012	1,000,000	1,003,680
Los Angeles County CA TRAN Series B (Tax Revenue)	2.50	03/30/2012	1,000,000	1,005,650
Mendocino County CA TRAN (Tax Revenue)	2.00	06/29/2012	2,000,000	2,015,340
Merced CA Union High School CAB Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	3.77	08/01/2019	2,190,000	1,647,077
Metropolitan Water District of Southern California Series A4 (Water & Sewer Revenue)±§	0.25	07/01/2036	2,000,000	1,992,080
Modesto CA Irrigation District COP Capital Improvements Series A (Lease Revenue, AGM Insured)	5.25	07/01/2016	1,000,000	1,000,140
Mojave CA Unified School District COP (Lease Revenue, AGM Insured)(z)	1.25	09/01/2012	500,000	495,795
Mojave CA Unified School District COP (Lease Revenue, AGM Insured)	3.00	08/01/2012	300,000	304,557
Monrovia CA Redevelopment Agency Century Redevelopment Project Area # 1 (Tax Revenue)	4.40	06/01/2012	1,000,000	998,410
Moreno Valley CA PFA (Lease Revenue, AMBAC Insured)	5.00	11/01/2013	580,000	613,988
Moreno Valley CA Unified School District Financing Authority Series A (Tax Revenue, AGM Insured)	5.00	08/15/2014	1,000,000	1,005,080
Mount Diablo CA Unified School District (Tax Revenue)	2.00	02/01/2012	620,000	620,905
Mount Pleasant CA Elementary School District CAB 1998 Election Series S (Tax Revenue, AMBAC Insured)(z)	2.70	09/01/2014	1,070,000	995,624
Napa-Vallejo CA Solid Waste Transfer Facility (Resource Recovery Revenue)	5.30	02/15/2012	990,000	992,465
New Haven CA Unified School District Refunding (Tax Revenue, AGM Insured)	12.00	08/01/2013	905,000	1,063,502
Norco CA RDA Refunding Redevelopment Project Area #1 (Tax Revenue)	4.00	03/01/2014	100,000	103,049
Northern California Transmission California-Oregon Transportation Project Series A (Utilities Revenue, NATL-RE Insured)	7.00	05/01/2013	1,845,000	1,934,058
Norwalk CA Community Facilities Authority Refunding Parking & Improvement Project Series A (Lease Revenue, AMBAC Insured)	3.90	04/01/2012	180,000	180,434
Oakland CA COP Oakland Museum Series A (Lease Revenue, AMBAC Insured)	5.00	04/01/2012	225,000	226,258
Oakland CA Financing Authority Housing Set-Aside (Tax Revenue, AMBAC Insured)	5.00	09/01/2018	2,000,000	2,091,860
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Lease Revenue, AMBAC Insured)	5.50	10/01/2013	1,805,000	1,878,572
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Lease Revenue, AMBAC Insured)	5.50	10/01/2014	580,000	611,094
Oakland CA Joint Powers Financing Authority Series A1 (Lease Revenue, Assured Guaranty Insured)	5.25	01/01/2017	1,885,000	2,135,875
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE FGIC Insured)	5.50	09/01/2012	105,000	106,994
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE FGIC Insured)	5.50	09/01/2015	475,000	486,467
Oakland CA Unified School District Alameda County (Tax Revenue, NATL-RE FGIC Insured)	3.75	08/01/2012	500,000	507,390
Oakland CA Unified School District Alameda County Election 2000 (Tax Revenue, NATL-RE Insured)	5.00	08/01/2016	530,000	575,071
Oakland CA Unified School District Alameda County Election 2006 Series A (Tax Revenue)	4.00	08/01/2014	435,000	454,997
Orange County CA COP Civic Center Facilities (Lease Revenue, AMBAC Insured)(z)	3.98	12/01/2018	2,000,000	1,520,800
Oxnard CA COP (Lease Revenue, AMBAC Insured)	4.45	06/01/2012	185,000	185,248
Oxnard Ca Harbor District Series A (Port Authority Revenue)	5.00	08/01/2015	1,960,000	2,046,789

16	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Palm Desert CA Financing Authority Housing Set-Aside (Tax Revenue, NATL-RE Insured)	5.00%	10/01/2013	$1,200,000	$1,254,456
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port Authority Revenue)	5.10	07/01/2012	290,000	291,807
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port Authority Revenue)	5.20	07/01/2013	410,000	412,632
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port Authority Revenue)	5.30	07/01/2013	90,000	90,193
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port Authority Revenue)	5.30	07/01/2014	430,000	427,519
Palo Verde CA Unified School District FlexFund Program (Lease Revenue)	4.80	09/01/2027	931,498	960,309
Palomar CA Palomar County Election 2006 Series B (Tax Revenue)(z)	2.09	08/01/2016	250,000	227,025
Palomar CA Palomar County Election 2006 Series B (Tax Revenue)(z)	2.55	08/01/2017	880,000	763,013
Palomar Pomerado CA Health System CAB (Tax Revenue, NATL-RE Insured)(z)	3.58	08/01/2017	2,000,000	1,638,580
Paramount CA Unified School District School Facility Bridge Funding (Lease Revenue, AGM Insured)±§	3.25	09/01/2015	690,000	690,000
Paramount CA Unified School District School Facility Bridge Funding (Lease Revenue, AGM Insured)±§	3.25	09/01/2027	700,000	700,000
Patterson CA Joint Unified School District CAB Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	3.33	08/01/2015	140,000	124,267
Pomona CA PFA Redevelopment Project Series AD (Tax Revenue, NATL-RE Insured)	4.75	02/01/2013	1,830,000	1,832,763
Pomona CA Unified School District Series A (Tax Revenue, NATL-RE Insured)	6.15	08/01/2015	3,470,000	3,589,125
Pomona CA Unified School District Series A (Tax Revenue, NATL-RE Insured)	6.50	08/01/2019	800,000	827,360
Pomona CA Unified School District Series A (Tax Revenue, NATL-RE Insured)	6.70	08/01/2012	100,000	103,789
Port of Oakland CA Series N AMT (Port Authority Revenue, NATL-RE Insured)	5.00	11/01/2014	1,000,000	1,026,550
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.63	08/15/2014	1,100,000	1,117,567
Poway CA RDA Paguay Redevelopment Project Series A (Tax Revenue, NATL-RE Insured)	4.50	06/15/2014	580,000	590,463
Poway CA Unified School District PFA CAB (Lease Revenue, AGM Insured)±§	3.50	12/01/2039	990,000	990,000
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project (Tax Revenue, AGM Insured)	5.00	09/01/2013	500,000	501,765
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	09/01/2012	200,000	201,752
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	09/01/2013	230,000	232,769
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	09/01/2014	620,000	625,382
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	09/01/2015	675,000	676,262
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	09/01/2016	725,000	727,458
Redlands CA PFA Series A (Water & Sewer Revenue, AGM Insured)	5.00	09/01/2017	1,000,000	1,002,770
Redondo Beach CA Unified School District CAB Election of 2008 Series E (Tax Revenue)(z)	2.09	08/01/2016	225,000	204,323
Redondo Beach CA Unified School District CAB Election of 2008 Series E (Tax Revenue)(z)	2.76	08/01/2018	345,000	287,585
Redondo Beach CA Unified School District CAB Election of 2008 Series E (Tax Revenue)(z)	3.56	08/01/2020	460,000	339,250
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.00	06/30/2013	915,000	917,553

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.38%	06/30/2014	$1,060,000	$1,066,074
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.75	06/30/2015	630,000	643,192
Riverside CA Community College District Election 2004 Series D (Tax Revenue)(z)	3.78	08/01/2020	535,000	387,308
Riverside CA Community Facilities District # 88-1 Series A (Tax Revenue)±§	4.00	09/01/2014	1,025,000	1,073,288
Riverside CA Community Facilities District # 90-1 Series A (Tax Revenue, NATL-RE Insured)	5.50	09/01/2013	1,100,000	1,105,445
Riverside CA COP (Lease Revenue, NATL-RE Insured)	5.00	11/01/2012	200,000	206,746
Riverside County CA Asset Leasing Corporation Hospital Project Series B (Health Revenue, NATL-RE Insured)	5.70	06/01/2016	500,000	512,660
Riverside County CA Palm Desert Financing Authority Series A (Lease Revenue)	4.50	05/01/2012	1,200,000	1,210,584
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	4.50	10/01/2015	235,000	247,199
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	5.00	10/01/2014	1,000,000	1,060,390
Robla CA School District Series B (Tax Revenue, NATL-RE Insured)(z)	3.98	08/01/2018	1,220,000	939,827
Roseville City CA Natural Gas Financing Authority (Energy Revenue)	5.00	02/15/2015	500,000	516,040
Roseville City CA School District COP Financing Project (Lease Revenue, AGM Insured)	4.75	09/01/2016	500,000	501,375
Sacramento CA Airport Grant Series D (Port Authority Revenue, NATL-RE FGIC Insured)	5.00	07/01/2012	225,000	229,853
Sacramento CA Airport Grant Series D (Port Authority Revenue)	5.00	07/01/2014	1,000,000	1,085,790
Sacramento CA City Financing Authority Building Series A (Lease Revenue, AMBAC Insured)	5.25	05/01/2015	535,000	535,733
Sacramento CA City Financing Authority Environment Protection Agency Series B (Lease Revenue, AMBAC Insured)	5.00	05/01/2014	1,250,000	1,251,500
Sacramento CA City Financing Authority Series B (Lease Revenue)	5.00	11/01/2014	745,000	772,610
Sacramento CA MUD Procter & Gamble Project (Utilities Revenue)	5.00	07/01/2012	755,000	771,791
Sacramento CA MUD Series G (Utilities Revenue, NATL-RE Insured)	6.50	09/01/2013	305,000	319,405
Sacramento CA Regional Art Facilities Financing Authority COP (Lease Revenue, AMBAC Insured)	4.10	09/01/2015	150,000	150,735
Sacramento CA Sanitation Districts Financing Authority (Water & Sewer, FGIC Insured)±§	0.98	12/01/2035	2,000,000	2,000,000
Salinas Valley CA Solid Waste Authority (Resource Recovery Revenue, AMBAC Insured)	5.00	08/01/2012	985,000	1,001,134
San Bernardino County CA COP Arrowhead Project Series A (Lease Revenue)	5.50	08/01/2020	2,000,000	2,302,800
San Bernardino County CA COP Medical Centre Financing Project (Lease Revenue, NATL-RE-IBC Insured)	5.50	08/01/2017	1,590,000	1,662,886
San Bernardino County CA Financing Authority Facilities Project (Miscellaneous Revenue)	5.10	06/01/2017	710,000	670,730
San Bernardino County CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75	10/01/2014	1,425,000	1,552,637
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12/01/2019	2,000,000	2,045,360
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) 144A	5.00	02/15/2016	1,825,000	2,030,970
San Diego CA Public Facilities Financing Authority (Water & Sewer Revenue, NATL-RE Insured)	5.00	08/01/2018	1,000,000	1,024,720
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	09/01/2013	165,000	164,790
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	09/01/2014	355,000	351,127
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	09/01/2015	365,000	366,577
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	09/01/2016	380,000	389,804

18	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
San Diego CA RDA Naval Training Center Series A (Tax Revenue, AMBAC Insured)	4.50%	09/01/2017	$555,000	$583,089
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	09/01/2017	345,000	362,643
San Diego CA RDA Tax Allocation Centre City Series A (Tax Revenue, XLCA Insured)	5.00	09/01/2014	665,000	704,993
San Diego CA Redevelopment Agency Tax Allocation Centre City Series A (Tax Revenue, XLCA Insured)	5.25	09/01/2015	2,215,000	2,352,729
San Diego County CA COP (Lease Revenue, AMBAC Insured)	5.63	09/01/2012	900,000	924,471
San Diego County CA Unified School District TRAN Series B2 (Miscellaneous Revenue, GO of Participants Insured)	2.00	04/30/2012	1,000,000	1,005,850
San Francisco CA Airport Improvement United Airlines Incorporated Project (Port Authority Revenue)	8.00	07/01/2013	265,000	283,423
San Francisco CA Building Authority Department of General Services Series A (Lease Revenue)	5.00	10/01/2013	365,000	376,337
San Francisco CA City & County Airports Commission Second Series Issue 30 (Port Authority Revenue, XLCA Insured)	4.00	05/01/2014	240,000	247,397
San Francisco CA City & County RDA CAB Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)(z)	2.58	08/01/2013	300,000	287,979
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	08/01/2014	125,000	128,311
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	08/01/2016	310,000	324,412
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	4.00	08/01/2012	500,000	507,785
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	5.00	08/01/2014	500,000	526,350
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE FGIC Insured)	5.25	08/01/2018	2,000,000	2,066,440
San Joaquin County CA Administration Building (Lease Revenue, NATL-RE Insured)	5.00	11/15/2014	760,000	817,585
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, NATL-RE Insured)(z)	6.28	01/15/2015	2,000,000	1,657,100
San Jose CA Airport Revenue Series A (Port Authority Revenue, AGM-CR AMBAC Insured)	5.50	03/01/2019	5,220,000	5,861,903
San Jose CA Financing Authority Convention Center Project Series F (Lease Revenue, NATL-RE Insured)	5.00	09/01/2015	1,000,000	1,003,210
San Jose CA Libraries & Parks Project (Tax Revenue)	5.00	09/01/2017	715,000	717,595
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	5.00	08/01/2017	300,000	307,902
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	08/01/2015	550,000	588,368
San Luis & Delta Mendota CA Water Authority DHCCP Development Project Series A (Water & Sewer Revenue)	4.50	03/01/2014	750,000	799,568
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	09/01/2019	1,000,000	1,095,420
Santa Ana CA Unified School District CAB Election of 2008 Series A (Tax Revenue)(z)	3.91	08/01/2020	1,815,000	1,299,649
Santa Clara CA Redevelopment Agency CAB Bayshore North Project (Tax Revenue)(z)	4.43	06/01/2016	1,370,000	1,127,990
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Series A (Tax Revenue)	4.20	09/01/2012	120,000	121,967
Santa Maria CA Water & Wastewater CAB Sub Series A (Water & Sewer Revenue, AMBAC Insured)(z)	2.75	08/01/2014	1,420,000	1,322,659
Sierra CA Joint Community College District School Facilities Improvement District # 2 CAB Series B (Tax Revenue, NATL-RE Insured)(z)	1.72	08/01/2015	500,000	469,915
Signal Hill CA Redevelopment Project # 1 (Tax Revenue)	4.13	10/01/2016	550,000	574,965

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
South Gate CA PFA Southgate Redevelopment Project # 1 (Tax Revenue, AMBAC Insured)	5.25%	09/01/2019	$1,365,000	$1,392,873
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10/01/2015	500,000	501,900
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)±§	1.05	07/01/2036	7,500,000	7,500,000
Southern California Public Power Authority National Gas Project # 1 Series A (Energy Revenue)	5.00	11/01/2012	550,000	570,471
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, NATL-RE Insured)	5.45	09/01/2018	1,775,000	1,776,633
Tracy CA Joint Unified School District Election 2006 (Tax Revenue, AGM Insured)	6.00	08/01/2013	315,000	340,720
Tustin CA Community Redevelopment Project Area (Tax Revenue)	3.00	09/01/2012	560,000	564,351
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12/01/2015	210,000	215,607
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12/01/2016	475,000	498,465
Union City CA Community Redevelopment Agency Union City Community Redevelopment Project (Tax Revenue, Assured Guaranty Insured)	3.00	10/01/2013	55,000	55,054
University of California Series B (Education Revenue, AMBAC Insured)	5.00	05/15/2012	725,000	738,057
Vallejo City CA Unified School District Series A (Tax Revenue, NATL-RE Insured)	5.00	02/01/2013	545,000	559,001
Vallejo City CA Unified School District Series A (Tax Revenue, NATL-RE Insured)	5.90	02/01/2018	2,065,000	2,272,677
Victor Valley CA Elementary School District School Construction Project (Lease Revenue, NATL-RE Insured)	6.45	05/01/2018	1,230,000	1,324,021
Victor Valley CA Joint Unified School District CAB (Tax Revenue, Assured Guaranty Insured)(z)	1.72	08/01/2015	280,000	263,152
Walnut Valley CA Unified School District Series A (Tax Revenue, NATL-RE Insured)	7.20	02/01/2016	205,000	212,312
Washington CA Unified School District Yolo County COP New High School Project (Lease Revenue, AMBAC Insured)	4.25	08/01/2013	465,000	483,368
Washington Township CA Health Care District (Health Revenue)	5.00	07/01/2012	1,000,000	1,003,030
Washington Township CA Health Care District (Health Revenue)	5.00	07/01/2018	1,750,000	1,752,958
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2013	905,000	949,128
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2014	975,000	1,043,591
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2021	1,040,000	1,111,292
West Contra Costa CA Unified School District (Tax Revenue, AGM Insured)	5.00	08/01/2016	1,055,000	1,204,504
West Contra Costa CA Unified School District Election of 2002 Series C (Tax Revenue, NATL-RE FGIC Insured)	4.25	08/01/2017	785,000	815,717
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	3.25	09/01/2013	265,000	266,839
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	4.00	09/01/2014	250,000	253,023
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	09/01/2015	200,000	206,960
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	09/01/2012	100,000	101,154
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	09/01/2016	265,000	269,028
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	09/01/2017	270,000	271,172
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	09/01/2018	275,000	279,436
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	09/01/2019	285,000	292,772
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	09/01/2020	290,000	345,935
Westminster CA Redevelopment Agency Commercial Project #1 (Tax Revenue)	2.00	11/01/2012	2,335,000	2,349,103
Whittier CA HCFR Presbyterian Intercommunity Hospital Series D (Health Revenue)	4.00	06/01/2013	1,000,000	1,035,040

20	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Whittier CA PFA Greenleaf Avenue Whittier RDA Series A (Lease Revenue)	5.00%	11/01/2012	$245,000	$246,754
William S Hart CA Union High School District (Tax Revenue) ±§144A	1.00	09/01/2027	4,435,000	4,435,000

				349,106,992

Guam: 0.14%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2012	520,000	533,385

Puerto Rico: 5.38%
Puerto Rico Commonwealth Public Imports Series A (Tax Revenue, AGM Insured)	5.00	07/01/2015	1,000,000	1,070,880
Puerto Rico Commonwealth Refinance Series C-4 (Tax Revenue, AGM Insured)±§	2.50	07/01/2018	4,000,000	4,000,000
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, NATL-RE Insured)	5.25	07/01/2013	2,000,000	2,111,680
Puerto Rico HFA Capital Funding Program (GO-Local, HUD Loan Insured)	5.00	12/01/2016	1,815,000	1,906,930
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2015	1,000,000	1,109,940
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2016	3,440,000	3,896,970
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2017	1,895,000	2,168,051
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2018	1,250,000	1,440,213
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2019	1,000,000	1,140,650
Puerto Rico Highway & Transportation Authority (Tax Revenue, NATL-RE Insured)	5.25	07/01/2014	860,000	873,020
Puerto Rico Municipal Financing Agency Series C (Tax Revenue, AGM Insured)	5.00	08/01/2013	1,125,000	1,190,160

				20,908,494

Virgin Islands: 0.91%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, NATL-RE FGIC Insured)	5.00	10/01/2013	500,000	524,100
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, AGM Insured)	5.25	10/01/2016	1,000,000	1,092,360
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	07/01/2018	1,750,000	1,942,833

				3,559,293

Total Municipal Bonds and Notes (Cost $367,356,432)				374,108,164

	Yield
Short-Term Investments: 3.02%

Investment Companies: 3.02%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class(l)(u)	0.01		11,716,017	11,716,017

Total Short-Term Investments (Cost $11,716,017)				11,716,017

Total Investments in Securities
(Cost $379,072,449)*	99.30%	385,824,181
Other Assets and Liabilities, Net	0.70	2,724,552

Total Net Assets	100.00%	$388,548,733

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	21

(z)	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investment.

§	These securities are subject to a demand feature which reduces the effective maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $379,112,613 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,191,659
Gross unrealized depreciation	(480,091)

Net unrealized appreciation	$6,711,568

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Statement of Assets and Liabilities—December 31, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities, at value	$374,108,164
In affiliated securities, at value	11,716,017

Total investments, at value (see cost below)	385,824,181
Receivable for investments sold	234,982
Receivable for Fund shares sold	723,454
Receivable for interest	4,290,681
Prepaid expenses and other assets	3,416

Total assets	391,076,714

Liabilities
Dividends payable	445,288
Payable for investments purchased	1,092,870
Payable for Fund shares redeemed	726,104
Advisory fee payable	85,913
Distribution fees payable	20,553
Due to other related parties	60,396
Accrued expenses and other liabilities	96,857

Total liabilities	2,527,981

Total net assets	$388,548,733

NET ASSETS CONSIST OF
Paid-in capital	$383,158,009
Undistributed net investment income	149,568
Accumulated net realized losses on investments	(1,510,576)
Net unrealized gains on investments	6,751,732

Total net assets	$388,548,733

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$132,420,197
Shares outstanding – Class A	12,468,817
Net asset value per share – Class A	$10.62
Maximum offering price per share – Class A2	$10.95
Net assets – Class C	$30,494,352
Shares outstanding – Class C	2,871,735
Net asset value per share – Class C	$10.62
Net assets – Administrator Class	$225,634,184
Shares outstanding – Administrator Class	21,580,736
Net asset value per share – Administrator Class	$10.46

Total investments, at cost	$379,072,449

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Month Ended December 31, 2011 (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	23

Investment income
Interest	$6,658,565
Income from affiliated securities	385

Total investment income	6,658,950

Expenses
Advisory fee	659,075
Administration fees
Fund level	94,154
Class A	102,831
Class C	23,745
Administrator Class	109,197
Shareholder servicing fees
Class A	160,673
Class C	37,101
Administrator Class	250,044
Distribution fees
Class C	111,304
Custody and accounting fees	14,024
Professional fees	16,755
Registration fees	13,126
Shareholder report expenses	8,630
Trustees’ fees and expenses	6,067
Other fees and expenses	3,717

Total expenses	1,610,443
Less: Fee waivers and/or expense reimbursements	(211,076)

Net expenses	1,399,367

Net investment income	5,259,583

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	103,123
Net change in unrealized gains (losses) on investments	3,852,747

Net realized and unrealized gains (losses) on investments	3,955,870

Net increase in net assets resulting from operations	$9,215,453

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Statements of Changes in Net Assets

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011

Operations
Net investment income		$5,259,583		$9,095,789
Net realized gains (losses) on investments		103,123		(291,436)
Net change in unrealized gains (losses) on investments		3,852,747		(560,245)

Net increase in net assets resulting from operations		9,215,453		8,244,108

Distributions to shareholders from
Net investment income
Class A		(1,757,047)		(3,398,590)
Class C		(294,105)		(547,570)
Administrator Class		(3,207,891)		(5,148,662)

Total distributions to shareholders		(5,259,043)		(9,094,822)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,694,906	17,925,934	6,502,606	68,496,518
Class C	521,488	5,509,895	774,056	8,141,155
Administrator Class	4,612,038	48,013,426	16,362,453	169,142,919

		71,449,255		245,780,592

Reinvestment of distributions
Class A	114,278	1,208,748	212,684	2,229,236
Class C	20,219	213,822	38,961	408,456
Administrator Class	139,050	1,448,243	128,785	1,328,495

		2,870,813		3,966,187

Payment for shares redeemed
Class A	(1,385,727)	(14,636,979)	(5,757,005)	(60,259,685)
Class C	(343,501)	(3,632,588)	(945,414)	(9,892,108)
Administrator Class	(3,450,719)	(35,911,239)	(14,008,624)	(144,615,695)

		(54,180,806)		(214,767,488)

Net increase in net assets resulting from capital share transactions		20,139,262		34,979,291

Total increase in net assets		24,095,672		34,128,577

Net assets
Beginning of period		364,453,061		330,324,484

End of period		$388,548,733		$364,453,061

Undistributed net investment income		$149,568		$149,028

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage California Limited-Term Tax-Free Fund	25

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.51	$10.51	$10.29	$10.30	$10.36	$10.34
Net investment income	0.15	0.27	0.28	0.39	0.38	0.36
Net realized and unrealized gains (losses) on investments	0.11	0.00	0.23	(0.01)	(0.06)	0.02

Total from investment operations	0.26	0.27	0.51	0.38	0.32	0.38
Distributions to shareholders from
Net investment income	(0.15)	(0.27)	(0.29)	(0.39)	(0.38)	(0.36)
Net asset value, end of period	$10.62	$10.51	$10.51	$10.29	$10.30	$10.36
Total return[1]	2.44%	2.52%	5.14%	3.77%	3.09%	3.74%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.85%	0.95%	1.09%	1.09%
Net expenses	0.80%	0.80%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.73%	2.58%	2.67%	3.82%	3.63%	3.50%
Supplemental data
Portfolio turnover rate	27%	54%	34%	64%	69%	80%
Net assets, end of period (000’s omitted)	$132,420	$126,570	$116,578	$46,372	$37,376	$41,140

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class C		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.51	$10.51	$10.29	$10.30	$10.36	$10.34
Net investment income	0.11	0.19	0.19	0.30	0.31	0.30
Net realized and unrealized gains (losses) on investments	0.11	0.00	0.24	0.00	(0.07)	0.01

Total from investment operations	0.22	0.19	0.43	0.30	0.24	0.31
Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.21)	(0.31)	(0.30)	(0.29)
Net asset value, end of period	$10.62	$10.51	$10.51	$10.29	$10.30	$10.36
Total return[1]	2.06%	1.85%	4.25%	2.99%	2.32%	2.97%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.60%	1.61%	1.69%	1.83%	1.84%
Net expenses	1.55%	1.55%	1.60%	1.60%	1.60%	1.60%
Net investment income	1.98%	1.82%	1.85%	3.07%	2.88%	2.75%
Supplemental data
Portfolio turnover rate	27%	54%	34%	64%	69%	80%
Net assets, end of period (000’s omitted)	$30,494	$28,089	$29,501	$6,014	$4,632	$5,006

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage California Limited-Term Tax-Free Fund	27

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Administrator Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.34	$10.35	$10.13	$10.14	$10.20	$10.18
Net investment income	0.15	0.29	0.30	0.41	0.39	0.38
Net realized and unrealized gains (losses) on investments	0.12	(0.01)	0.23	(0.01)	(0.05)	0.02

Total from investment operations	0.27	0.28	0.53	0.40	0.34	0.40
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.31)	(0.41)	(0.40)	(0.38)
Net asset value, end of period	$10.46	$10.34	$10.35	$10.13	$10.14	$10.20
Total return[1]	2.66%	2.72%	5.34%	4.03%	3.34%	4.00%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.79%	0.79%	0.87%	0.91%	0.91%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.94%	2.77%	2.91%	4.08%	3.85%	3.74%
Supplemental data
Portfolio turnover rate	27%	54%	34%	64%	69%	80%
Net assets, end of period (000’s omitted)	$225,634	$209,794	$184,246	$60,259	$43,800	$24,600

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	29

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2011, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Expiration
2015	2016	2018	2019
$251,711	$11,320	$1,059,767	$110,356

As of June 30, 2011, the Fund had $146,396 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$373,922,072	$186,092	$374,108,164
Short-term investments
Investment companies	11,716,017	0	0	11,716,017
	$11,716,017	$373,922,072	$186,092	$385,824,181

30	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Notes to Financial Statements (Unaudited)

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$190,905
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(4,813)
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2011	$186,092
Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(4,813)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	31

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $5,304 from the sale of Class A shares and $3,528 and $2,779 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011 were $110,954,965 and $98,447,837, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $255 in commitment fees.

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

32	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Notes to Financial Statements (Unaudited)

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	33

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	35

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

36	Wells Fargo Advantage California Limited-Term Tax-Free Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207582 02-12 SA248/SAR248 12-11

Wells Fargo Advantage California Tax-Free Fund

Semi-Annual Report

December 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage California Tax-Free Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage California Tax-Free Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet

Letter to Shareholders	Wells Fargo Advantage California Tax-Free Fund	3

“core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index1, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our opinion, the lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage California Tax-Free Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Letter to Shareholders	Wells Fargo Advantage California Tax-Free Fund	5

Notice to Shareholders

Effective April 1, 2012, the Fund may invest up to 10% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■  Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■ Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■ Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage California Tax-Free Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax and California individual income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Adrian Van Poppel

Robert J. Miller

Terry J. Goode

FUND INCEPTION

October 6, 1988

CREDIT QUALITY[1] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF DECEMBER 31, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage California Tax-Free Fund	7

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class A (SCTAX)	10/06/1988	2.09	6.15	3.22	4.24	6.93	11.17	4.18	4.72	0.82%	0.75%
Class B (SGCBX)**	12/15/1997	1.63	5.41	3.09	4.16	6.63	10.41	3.44	4.16	1.57%	1.50%
Class C (SCTCX)	07/01/1993	5.53	9.42	3.41	3.92	6.53	10.42	3.41	3.92	1.57%	1.50%
Administrator Class (SGCAX)	12/15/1997					7.03	11.38	4.42	4.96	0.76%	0.55%
Barclays Capital Municipal Bond Index[5]						6.02	10.70	5.22	5.38
Barclays Capital California Municipal Bond Index[6]						6.59	12.28	5.04	5.32

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

5.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

6.	The Barclays Capital California Municipal Bond Index is the California component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

8	Wells Fargo Advantage California Tax-Free Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,069.33	$3.90	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%
Class B
Actual	$1,000.00	$1,066.30	$7.79	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%
Class C
Actual	$1,000.00	$1,065.35	$7.79	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%
Administrator Class
Actual	$1,000.00	$1,070.32	$2.86	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.80	0.55%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Tax-Free Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 98.24%

California: 97.01%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured)(z)	0.28%	10/01/2021	$3,000,000	$2,919,210
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured)(z)	4.26	10/01/2018	3,800,000	2,854,902
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured)(z)	4.49	10/01/2019	3,000,000	2,124,150
Alhambra CA Unified School District Election of 2008 Series B (Tax Revenue, AGM Insured)	6.00	08/01/2029	4,100,000	4,804,462
Alisal CA Unified School District CAB Election of 2006 Series A (Tax Revenue, Assured Guaranty Insured)(z)	3.48	08/01/2017	1,105,000	910,299
Anaheim CA City School District Election of 2010 (Tax Revenue, AGM Insured)	6.25	08/01/2033	1,290,000	1,499,083
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Lease Revenue, AGM Insured)(z)	4.13	09/01/2018	5,900,000	4,487,068
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Lease Revenue, AGM Insured)(z)	6.06	09/01/2025	15,110,000	6,678,469
Anaheim CA PFA Electric System Distribution Facilities Series A (Utilities Revenue, AGM Insured)	5.00	10/01/2031	4,305,000	4,401,518
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	01/01/2017	2,195,000	2,199,280
Bakersfield CA Series B (Water & Sewer Revenue, AGM Insured)±	3.25	09/01/2035	5,560,000	5,560,000
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00	08/01/2017	1,635,000	1,718,009
Belmont CA Community Facilities Special Tax District # 2000-1 Library Project Series A (Tax Revenue, AMBAC Insured)	5.75	08/01/2030	3,190,000	3,636,249
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	09/01/2023	2,105,000	2,256,034
Cabrillo CA Unified School District CAB Series A (Tax Revenue, AMBAC Insured)(z)	5.20	08/01/2021	1,500,000	916,155
California Educational Facilities Authority (Education Revenue)±	0.85	10/01/2033	3,000,000	3,000,000
California Health Facilities Financing Prerefunded Providence Health (Health Revenue)§	6.50	10/01/2038	100,000	133,725
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	02/01/2042	2,800,000	2,825,536
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	08/01/2042	5,525,000	5,603,566
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	08/01/2030	1,725,000	1,723,499
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	08/01/2047	590,000	600,891
California HFA AMT Home Mortgage Series K (Housing Revenue)	4.55	08/01/2021	6,440,000	6,192,704
California HFA AMT Home Mortgage Series M (Housing Revenue)	4.55	08/01/2021	3,430,000	3,260,730
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	08/01/2037	2,075,000	2,097,203
California HFA MFHR Series B (Housing Revenue, AMBAC FHA Insured)	6.05	08/01/2016	1,190,000	1,191,345
California HFFA Casa Colina Project (Health Revenue)	6.00	04/01/2022	3,000,000	3,011,400
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	03/01/2023	3,000,000	3,309,540
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	07/01/2029	3,280,000	3,638,799
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	07/01/2022	1,875,000	2,022,825
California HFFA Paradise Estate (Health Revenue, California Mortgages Insured)	5.13	01/01/2022	3,600,000	3,669,984
California HFFA Sutter Health Series D (Health Revenue)	5.25	08/15/2031	3,100,000	3,307,297
California HFFA The Episcopal Home (Health Revenue, California Mortgages Insured)	5.25	02/01/2021	2,000,000	2,002,800
California Housing Finance Agency Home Mortgage Series K AMT (Housing Revenue)	5.30	08/01/2023	5,250,000	5,187,158

10	Wells Fargo Advantage California Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
California Housing Finance Agency Revenue CAB Home Mortgage Series N (Miscellaneous Revenue)	6.00%	04/01/2035	$2,140,000	$2,415,611
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue)	6.25	02/01/2039	3,000,000	3,232,860
California Infrastructure & Economic Development Bank Los Angeles YMCA Metropolitan Project (Miscellaneous Revenue, AMBAC Insured)	5.25	02/01/2026	2,000,000	2,021,520
California Infrastructure & Economic Development Bank School King City Unified High School (Lease Revenue)	5.75	08/15/2029	2,150,000	2,296,394
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00	02/01/2020	1,000,000	1,025,210
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series B (Housing Revenue, GNMA/FNMA Insured)	6.25	12/01/2031	50,000	50,547
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series B5 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	6.35	12/01/2029	10,000	10,235
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series C (Housing Revenue, GNMA/FNMA Insured)	5.40	02/01/2046	2,855,000	3,024,530
California Special District Association Finance Corporation Program Series MM (Lease Revenue)	5.50	06/01/2021	1,090,000	1,090,796
California State (Miscellaneous Revenue)	5.00	08/01/2025	5,000,000	5,444,450
California State (Miscellaneous Revenue)	5.00	09/01/2029	1,475,000	1,592,233
California State (Miscellaneous Revenue)	5.25	11/01/2040	3,000,000	3,160,140
California State (Miscellaneous Revenue)	5.75	04/01/2029	1,600,000	1,810,128
California State Department of Transportation COP Series A (Lease Revenue, NATL-RE Insured)	5.25	03/01/2016	2,520,000	2,529,677
California State Department of Veterans Affairs Series A (Housing Revenue)	4.85	12/01/2022	1,960,000	2,055,628
California State Public Works Board Judicial Council Project Series D (Lease Revenue)	5.25	12/01/2025	4,000,000	4,310,800
California State Public Works Board Regents University of California Series G (Lease Revenue)	5.00	12/01/2030	10,000,000	10,820,400
California State Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25	11/01/2028	4,225,000	4,641,670
California State Public Works California State University Project Series B-1 (Lease Revenue)	5.70	03/01/2035	2,210,000	2,328,589
California State Public Works Department of General Services Butterfield Series A (Lease Revenue)	5.25	06/01/2024	2,400,000	2,488,392
California State Public Works Department of General Services East End Series A (Lease Revenue, AMBAC Insured)	5.00	12/01/2027	5,500,000	5,525,300
California State Public Works Department of Mental Health Coaling Series A-A (Lease Revenue)	5.13	06/01/2029	3,145,000	3,177,960
California State Various Purposes (Tax Revenue)	5.00	10/01/2029	7,000,000	7,462,210
California State Various Purposes (Miscellaneous Revenue)	5.25	09/01/2028	5,000,000	5,556,150
California State Various Purposes (Miscellaneous Revenue)	5.25	10/01/2029	800,000	866,048
California State Various Purposes (Tax Revenue)	5.60	03/01/2036	7,800,000	8,518,770
California State Various Purposes (Miscellaneous Revenue)	6.00	04/01/2038	23,390,000	26,308,136
California State Veterans Series BZ (Miscellaneous Revenue, NATL-RE Insured)	5.35	12/01/2021	5,000	5,007
California Statewide CDA Aspire Public Schools (Miscellaneous Revenue)	5.00	07/01/2020	1,335,000	1,337,336
California Statewide CDA COP Cedars Sinai Medical Center (Lease Revenue)	6.50	08/01/2012	515,000	526,799
California Statewide CDA COP Childrens Hospital Los Angeles MBIA (Health Revenue, NATL-RE-IBC Insured)	5.25	08/15/2029	2,000,000	1,941,700
California Statewide CDA COP Childrens Hospital Los Angeles MBIA (Health Revenue, NATL-RE IBC Bank of New York Insured)	5.25	08/15/2029	2,025,000	1,981,604

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Tax-Free Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
California Statewide CDA COP SAVRS (Health Revenue, ACA Radian Insured)±§(n)(a)(m)	0.81%	05/15/2029	$1,850,000	$1,721,351
California Statewide CDA COP The Internext Group (Health Revenue)	5.38	04/01/2017	2,845,000	2,846,366
California Statewide CDA Huntington Memorial Hospital (Health Revenue)	5.00	07/01/2027	3,080,000	3,116,467
California Statewide CDA Insured St Joseph Health System (Health Revenue, AGM Insured)	5.25	07/01/2021	1,775,000	2,023,411
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMAFHA Insured)	6.10	12/20/2035	2,010,000	2,021,437
California Statewide CDA Referendum International School Peninsula Project (Education Revenue)	5.00	11/01/2016	1,190,000	1,210,873
California Statewide CDA School Facilities (Miscellaneous Revenue)	6.75	07/01/2031	2,625,000	2,668,181
California Statewide CDA School Facilities Aspire Public Schools (Miscellaneous Revenue)	5.20	07/01/2020	595,000	603,288
California Statewide CDA Valleycare Health System Series A (Health Revenue)	5.00	07/15/2022	1,000,000	947,350
California Statewide CDA Water & Wastewater Pooled Series B (Water & Sewer Revenue, FSA Insured)	5.25	10/01/2027	4,000,000	4,043,280
California Statewide Community University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.13	05/15/2031	1,250,000	1,265,238
Camrosa CA Water District Financing Authority Water & Sewer Series A (Water & Sewer Revenue)	5.00	01/15/2031	2,000,000	2,103,920
Capistrano CA Unified School District School Facilities Improvement District #1 Series C (Tax Revenue, AGM Insured)	5.50	08/01/2022	1,215,000	1,231,609
Capitol Area Development Authority California Series A (Lease Revenue, NATL-RE Insured)	6.50	04/01/2012	30,000	30,143
Carson CA RDA Tax Allocation Series A (Tax Revenue, NATL-RE Insured)	5.25	10/01/2020	1,140,000	1,189,693
Cathedral City CA PFA CAB Series A (Tax Revenue, NATL-RE Insured)(z)	6.02	08/01/2024	1,075,000	509,883
Cathedral City CA PFA CAB Series A (Tax Revenue, NATL-RE Insured)(z)	6.33	08/01/2026	1,085,000	437,798
Center California Unified School District CAB Series C (Tax Revenue, NATL-RE Insured)(z)	4.73	09/01/2021	5,000,000	3,178,650
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, NATL-RE Insured)	6.45	02/01/2018	2,645,000	2,964,172
Chico CA PFA Redevelopment Project Area (Tax Revenue, NATL-RE Insured)	5.13	04/01/2021	3,000,000	3,006,870
College of The Sequoias Tulare Area Improvement District # 3 California Election of 2008 Series A (Tax Revenue, Assured Guaranty Insured)(z)	5.23	08/01/2024	1,000,000	521,830
Compton CA Community Redevelopment Agency Redevelopment Project 2nd Lien Series A (Tax Revenue)	5.00	08/01/2020	1,140,000	1,195,324
Compton CA Community Redevelopment Agency Redevelopment Project 2nd Lien Series B (Tax Revenue)	5.75	08/01/2026	6,895,000	7,011,319
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	08/01/2020	250,000	259,250
Contra Costa County CA Home GNMA Mortgage Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	05/01/2022	245,000	318,948
Contra Costa County CA PFA Unrefunded 2007 Pleasant Hill (Tax Revenue)	5.25	08/01/2028	750,000	668,220
Delano CA Union High School Election of 2010 Series B (Tax Revenue, AGM Insured)	5.75	08/01/2035	5,510,000	6,282,006
Duarte CA COP Series A (Health Revenue)	5.25	04/01/2019	1,500,000	1,502,520
Duarte CA COP Series A (Health Revenue)	5.25	04/01/2024	6,515,000	6,520,277
Duarte CA RDA CAB Sub Merged Redevelopment Project (Tax Revenue)(z)	3.61	12/01/2016	2,665,000	2,232,790
East Bay California MUD Subseries A (Utilities Revenue, AGM Insured)±	0.70	06/01/2025	2,525,000	2,525,000
Elk Grove CA Unified School District Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured)	6.50	12/01/2024	1,500,000	1,649,025
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.75	09/02/2014	500,000	500,925

12	Wells Fargo Advantage California Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90%	09/02/2021	$1,750,000	$1,750,770
Escondido CA Union High School CAB Election of 2008 Series A (Tax Revenue, Assured Guaranty Insured)(z)	5.51	08/01/2027	8,385,000	3,588,528
Etiwanda CA School District PFA Loan Agency (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	09/15/2032	2,000,000	2,103,320
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10/01/2017	2,455,000	2,467,643
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10/01/2027	4,785,000	4,791,077
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue)	5.75	01/15/2040	4,000,000	3,759,400
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE-IBC Insured)±	5.80	01/15/2020	3,000,000	3,032,130
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE-IBC Insured)±	5.85	01/15/2023	3,000,000	3,027,780
Gilroy CA Unified School District Election of 2008 Series A (Tax Revenue, Assured Guaranty Insured)	6.00	08/01/2027	1,000,000	1,174,000
Golden West Schools Financing Authority California CAB Series A (Miscellaneous Revenue, NATL-RE Insured)(z)	3.46	08/01/2015	2,000,000	1,767,120
Golden West Schools Financing Authority California CAB Series PG-A (Miscellaneous Revenue, NATL-RE Insured)(z)	5.21	08/01/2016	585,000	461,822
Hawaiian Gardens CA RDA Project # 1 (Tax Revenue)	6.00	12/01/2013	1,320,000	1,324,554
Hesperia CA Unified School District COP Interim School Facility Funding Program (Lease Revenue, AGM Insured)±	3.50	02/01/2028	3,240,000	3,240,000
Hesperia CA Unified School District COP Interim School Facility Funding Program (GO-Local, AGM Insured)±	3.50	02/01/2038	2,000,000	2,000,000
Inland Valley CA Development Agency Series C (Tax Revenue)±	4.50	03/01/2041	3,750,000	3,832,725
Irvine Ranch CA Water District Various Refunding Series A-1 (Utilities Revenue, GO of District Insured)±§	0.14	10/01/2037	975,000	974,971
Jamul-Dulzura CA Unified School District Series C (Tax Revenue)	6.40	08/01/2016	140,000	140,657
Jefferson CA Union High School CAB Election of 2006 Series D (Tax Revenue)(z)	7.34	08/01/2034	9,905,000	1,953,068
Jefferson CA Union High School CAB Election of 2006 Series D (Tax Revenue)(z)	7.43	08/01/2036	11,130,000	1,863,496
Jurupa CA Unified School District Refunding Program (Tax Revenue, AGM Insured)	5.00	08/01/2020	2,140,000	2,487,301
Jurupa CA Unified School District Refunding Program (Tax Revenue, AGM Insured)	5.00	08/01/2022	2,370,000	2,735,241
Kaweah CA Delta Health Care District Election of 2003 (Tax Revenue, NATL-RE Insured)	5.25	08/01/2028	5,370,000	5,468,378
La Quinta CA Redevelopment Agency Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured)	5.00	09/01/2022	1,000,000	1,028,610
La Quinta CA Redevelopment Agency Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured)	5.00	09/01/2021	1,000,000	1,021,210
Lake Elsinore CA School Financing Authority Horsethief Canyon (Tax Revenue)	5.63	09/01/2016	2,430,000	2,438,311
Lancaster CA Redevelopment Agency Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	08/01/2029	2,000,000	2,065,020
Lodi CA Unified School District (Tax Revenue, NATL-RE Insured)	5.00	08/01/2022	4,195,000	4,254,317
Lodi CA Unified School District School Facility Election of 2006 (Tax Revenue, AGM Insured)	5.00	08/01/2030	2,000,000	2,104,280
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, AMBAC Insured)	6.00	11/01/2017	1,320,000	1,416,716

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Tax-Free Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (IDR, AMBAC Insured)	5.00%	08/01/2030	$5,000,000	$4,423,700
Long Beach CA Unified School District Election of 2008 Series A (Tax Revenue)	5.50	08/01/2026	2,530,000	2,976,874
Los Angeles CA ABC Unified School District Election of 1997 Series B (Tax Revenue, NATL-RE FGIC GO of Distric Insured)(z)	3.77	08/01/2018	1,500,000	1,171,155
Los Angeles CA Community Redevelopment Agency Manchester Social Services Project (Lease Revenue, AMBAC Insured)	5.00	09/01/2025	2,310,000	2,362,645
Los Angeles CA Community Redevelopment Agency MFHR The Alexandria Project (Housing Revenue, Fleet National Bank LOC)±§	4.90	08/15/2039	4,740,000	5,292,921
Los Angeles CA Community Redevelopment Refunding Grand Central Square Class B (Tax Revenue)	5.00	12/01/2022	1,200,000	1,146,432
Los Angeles CA COP Sonneblick del Rio Project (Lease Revenue, AMBAC Insured)	6.00	11/01/2019	2,000,000	2,005,580
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, NATL-RE Insured)	5.00	05/15/2025	2,925,000	2,992,831
Los Angeles CA Harbor Department (Port Authority Revenue)	7.60	10/01/2018	85,000	103,669
M-S-R California Energy Authority California Gas Series C (Utilities Revenue)	6.13	11/01/2029	1,060,000	1,142,139
M-S-R California Energy Authority Series B (Energy Revenue)	7.00	11/01/2034	1,000,000	1,195,090
Merced CA Union High School District CAB Election of 2008 Series C (Tax Revenue)(z)	6.12	08/01/2032	3,380,000	977,158
Merced CA Union High School District CAB Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	3.43	08/01/2018	2,135,000	1,704,008
Monrovia CA RDA Central Redevelopment Project Area 1 (Tax Revenue, AMBAC Insured)	5.00	05/01/2021	3,820,000	3,856,672
Montebello CA Unified School District CAB (Tax Revenue, AGM Insured)(z)	4.84	08/01/2021	1,435,000	906,461
Montebello CA Unified School District Election of 2004 (Tax Revenue, NATL-RE Insured)	5.00	08/01/2030	3,175,000	3,201,797
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue)144A	6.50	03/01/2028	2,000,000	1,926,660
Napa-Vallejo CA Waste Management Authority Solid Waste Transfer Facility (Resource Recovery Revenue)	5.50	02/15/2013	1,080,000	1,082,516
Natomas CA Unified School District Series 1999 (Tax Revenue, NATL-RE Insured)	5.95	09/01/2021	1,000,000	1,108,130
Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±	0.88	07/01/2019	7,000,000	5,530,210
Northern California Gas Authority # 1 LIBOR (Energy Revenue)±	0.96	07/01/2027	5,000,000	3,554,400
Northern California Power Agency Public Power Prerefunded Balance (Utilities Revenue, AMBAC Insured)§	7.50	07/01/2023	50,000	69,186
Northern Inyo County CA Local Hospital District (Tax Revenue, AGC-ICC Insured)	5.60	08/01/2035	1,600,000	1,660,128
Norwalk-LA Mirada CA Unified School District Election of 2002 Series D (Tax Revenue, AGM Insured)(z)	5.06	08/01/2023	1,500,000	839,670
Oakland CA Series A-Measure G (Tax Revenue, NATL-RE FGIC Insured)	5.00	01/15/2027	2,970,000	2,977,663
Ontario CA RDFA Ontario Redevelopment Project # 1 (Tax Revenue, NATL-RE Insured)	5.80	08/01/2023	1,110,000	1,342,789
Ontario CA RDFA Ontario Redevelopment Project # 1 (Tax Revenue, NATL-RE Insured)	6.00	08/01/2015	930,000	988,404
Palm Springs CA Palm Springs International Airport (Port Authority Revenue)	6.00	07/01/2018	290,000	288,599
Palm Springs CA Palm Springs International Airport (Port Authority Revenue)	6.40	07/01/2023	500,000	478,425
Palo Verde CA Unified School District FlexFund Program (Lease Revenue)	4.80	09/01/2027	1,769,169	1,823,890
Palomar CA Pomerado Health Care District COP (Health Revenue)	5.50	11/01/2019	4,950,000	5,297,144
Paramount CA Unified School District Election of 2006 (Tax Revenue)(z)	6.24	08/01/2033	2,500,000	663,575
Pasadena CA Old Pasadena Parking Facilities Project (Lease Revenue)	6.25	01/01/2018	1,025,000	1,152,920
Perris CA PFA Series A (Tax Revenue, NATL-RE Insured)	5.25	10/01/2020	1,030,000	1,064,484

14	Wells Fargo Advantage California Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Perris CA PFA Series A (Tax Revenue)	5.75%	10/01/2031	$2,045,000	$2,159,295
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, NATL-RE Insured)	5.50	05/01/2019	2,000,000	2,140,000
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12/01/2032	5,500,000	5,513,420
Pioneer CA Union Elementary School District COP (Lease Revenue, NATL-RE Insured)	5.00	08/01/2029	2,635,000	2,718,371
Pomona CA Unified School District Series A (Tax Revenue, NATL-RE Insured)	6.55	08/01/2029	2,480,000	3,100,050
Port Oakland CA Series L Unrefunded Balance (Port Authority Revenue, NATL-RE FGIC Insured)	5.50	11/01/2020	1,775,000	1,812,701
Port Oakland CA Unrefunded Balance AMT Refunding Series N (Port Authority Revenue, NATL-RE Insured)	5.00	11/01/2022	5,330,000	5,403,501
Port Oakland CA Unrefunded Balance AMT Series L (Port Authority Revenue, NATL-RE FGIC Insured)	5.38	11/01/2027	2,070,000	2,090,679
Port Oakland CA Unrefunded Balance Series M (Port Authority Revenue, NATL-RE-IBC FGIC Insured)	5.38	11/01/2027	4,385,000	4,430,955
Port of Redwood City CA (Port Authority Revenue)	5.13	06/01/2030	3,600,000	3,338,532
Poway CA Unified School District Election of 2008 Import District 07-1-A (Tax Revenue)(z)	5.03	08/01/2024	1,800,000	961,452
Redlands CA RDA Project Area Series A (Tax Revenue, AMBAC Insured)	4.63	08/01/2022	735,000	688,364
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, AMBAC Insured)(z)	6.75	07/15/2030	3,505,000	1,025,388
Rialto CA RDA Merged Project Area Series A (Tax Revenue)	5.00	09/01/2021	1,000,000	1,004,510
Rialto CA Unified School District CAB Election of 2010 Series A (Tax Revenue, AGM Insured)(z)	5.67	08/01/2026	3,320,000	1,468,801
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Lease Revenue, Assured Guaranty Insured)	5.88	08/01/2037	5,000,000	5,417,450
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Lease Revenue)	6.25	07/01/2024	7,500,000	8,303,250
Richmond CA Joint Powers Financing Authority Series A (Lease Revenue)	5.25	05/15/2013	115,000	115,187
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Health Revenue, NATL-RE Insured)(z)	6.33	06/01/2026	8,980,000	3,661,236
Riverside County CA Palm Desert Financing Authority Series A (Lease Revenue)	6.00	05/01/2022	5,270,000	5,832,731
Roseville CA Natural Gas Financing Authority (Energy Revenue)	5.00	02/15/2025	1,905,000	1,856,594
Sacramento County CA Airport System AMT Senior Series B (Port Authority Revenue, AGM Insured)	5.75	07/01/2024	2,000,000	2,238,720
Sacramento County CA Animal Care Youth Detention (Lease Revenue, AMBAC Insured)	5.00	10/01/2025	1,085,000	1,132,827
Sacramento County CA City Financing Authority Series A (Lease Revenue, AMBAC Insured)	5.40	11/01/2020	2,500,000	2,755,600
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, FGIC Insured)±	0.98	12/01/2035	6,000,000	6,000,000
Sacramento County CA Water Financing Authority Water Agency Zones 40 & 41 Series B (Water & Sewer Revenue, NATL-RE FGIC Insured)±	0.90	06/01/2034	11,365,000	7,112,672
San Bernardino County CA COP Arrowhead Project Series A (Lease Revenue)	5.50	08/01/2020	6,000,000	6,908,400
San Bernardino County CA COP Medical Center Financing Project (Lease Revenue, NATL-RE Insured)	5.00	08/01/2028	5,815,000	5,814,767
San Bernardino County CA Financing Authority Courthouse Facilities Project (Miscellaneous Revenue, NATL-RE Insured)	5.50	06/01/2037	3,270,000	3,295,539
San Buenaventura CA Community Mental Health System (Health Revenue)	8.00	12/01/2031	3,500,000	3,936,450
San Diego CA PFFA Ball Park Series A (Lease Revenue, AMBAC Insured)144A	5.25	02/15/2032	4,825,000	4,904,806
San Diego CA PFFA Refunding Balance Ballpark Project Series A (Lease Revenue, AMBAC Insured)144A	5.25	02/15/2026	4,950,000	5,129,438

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Tax-Free Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured)(z)	5.19%	09/01/2023	$885,000	$486,325
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	09/01/2020	1,060,000	1,061,378
San Diego CA Redevelopment Agency (Tax Revenue)	5.00	09/01/2025	575,000	581,009
San Diego County CA Unified School District TRAN Series B-2 (Miscellaneous Revenue, GO of Participants Insured)	2.00	04/30/2012	700,000	704,095
San Francisco CA City & County COP Multiple Capital Improvement Projects Series A (Lease Revenue)	5.20	04/01/2026	3,000,000	3,265,860
San Francisco CA City & County International Airport Series A (Port Authority Revenue)	4.90	05/01/2029	2,850,000	3,007,206
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	08/01/2016	250,000	261,623
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	3.00	08/01/2013	470,000	476,237
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.00	08/01/2014	385,000	393,162
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, NATL-RE Insured)(z)	6.28	01/15/2015	4,060,000	3,363,913
San Jose CA Libraries & Parks Project (Tax Revenue)	5.13	09/01/2031	2,040,000	2,046,365
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00	08/01/2025	2,000,000	1,899,580
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00	08/01/2026	1,650,000	1,542,750
San Jose CA Unified School District (Lease Revenue, AGM Insured)(z)	4.05	01/01/2021	1,205,000	838,403
San Jose CA Unified School District (Lease Revenue, AGM Insured)(z)	5.44	01/01/2026	3,175,000	1,495,362
San Mateo County CA Jefferson Union High School District Election of 2006 Series D (Tax Revenue)(z)	7.28	08/01/2033	8,865,000	1,904,379
San Rafael City CA High School District CAB Election of 2002 Series B (Tax Revenue, NATL-RE FGIC Insured)(z)	4.65	08/01/2023	1,260,000	738,801
Sanger CA Unified School District Refunding Revenue (Tax Revenue, NATL-RE Insured)	5.60	08/01/2023	2,530,000	2,820,722
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	09/01/2022	2,000,000	2,233,900
Santa Ana CA Unified School District CAB Election of 2008 Series B (Tax Revenue, Assured Guaranty Insured)(z)	6.34	08/01/2038	20,495,000	3,909,216
Santa Cruz County CA Live Oak School District COP (Lease Revenue, Assured Guaranty Insured)	5.50	08/01/2029	1,000,000	1,106,930
Santa Cruz County CA RDA California Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	09/01/2029	2,100,000	2,372,034
School Facilities Financing Authority California Grant Joint Union High School Series A (Miscellaneous Revenue, AGM Insured)(z)	4.35	08/01/2020	1,455,000	1,004,008
Simi Valley CA Unified School District Capital Improvement Projects (Lease Revenue, AMBAC Insured)	5.25	08/01/2022	1,970,000	2,059,477
Sonoma CA Community RDA The Springs Redevelopment Project (Tax Revenue, Assured Guaranty Insured)	6.50	08/01/2028	3,000,000	3,133,320
Sonoma Valley CA Unified School CAB Election of 2010 Series A (Tax Revenue)(z)	5.48	08/01/2027	1,020,000	438,529
South Gate CA PFA South Gate Redevelopment Project # 1 (Tax Revenue, XLCA Insured)	5.25	09/01/2019	2,015,000	2,071,017
South Pasadena CA Unified School District Series A (Tax Revenue, FGIC-TCRS Insured)	5.55	11/01/2020	810,000	979,476
Southern California Logistics Airport Authority Refunding Southern California Airport Authority Project (Tax Revenue, XLCA Insured)	5.00	12/01/2036	2,700,000	1,645,920

16	Wells Fargo Advantage California Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)±	1.05%	07/01/2036	$2,000,000	$2,000,000
Southwest Community California Finance Authority Riverside County (Lease Revenue)	6.38	05/01/2033	3,515,000	3,863,407
Sulphur Springs CA Unified School District Series A (Tax Revenue, NATL-RE Insured)(z)	2.28	09/01/2013	5,690,000	5,476,511
Susanville CA PFA Refunding Senior Utility Enterprise Series A (Water & Sewer Revenue, AGM Insured)	4.75	06/01/2030	2,005,000	2,060,960
Sweetwater CA Union High School District PFA Series A (Tax Revenue, AGM Insured)	5.00	09/01/2026	2,090,000	2,149,774
Torrance CA COP Refunding and Public Improvement Project Series A (Lease Revenue, AMBAC Insured)	5.00	06/01/2034	1,310,000	1,316,760
Torrance CA COP Refunding and Public Improvement Project Series A (Lease Revenue, AMBAC Insured)	5.25	06/01/2034	2,690,000	2,719,079
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Lease Revenue, Assured Guaranty Insured)	6.25	10/01/2033	1,000,000	1,119,370
Tulare CA PFFA Capital Facilities Project (Lease Revenue, Assured Guaranty Insured)	5.25	04/01/2027	3,000,000	3,217,470
Union City CA Community RDA (Tax Revenue, Assured Guaranty Insured)	5.25	10/01/2033	13,440,000	14,131,891
Union City CA Community RDA Series A (Tax Revenue, AMBAC Insured)	5.38	10/01/2034	5,000,000	4,944,550
University of California Revenues Unrefunded Balance UCLA Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	05/15/2030	465,000	465,888
Vacaville CA Unified School District (Lease Revenue, Assured Guaranty Insured)	6.50	12/01/2034	1,260,000	1,430,780
Vallejo City CA Unified School District Refunding Series A (Tax Revenue, NATL-RE Insured)	5.90	02/01/2017	1,000,000	1,094,800
Ventura County CA MFHR Mira Vista Senior Apartments Series A (Housing Revenue, AMBAC Insured)	5.05	12/01/2026	1,000,000	857,800
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue)	5.88	09/01/2037	2,500,000	2,500,450
Walnut Valley CA Unified School District Series C (Tax Revenue, FGIC Insured)	5.75	08/01/2015	1,135,000	1,140,210
West Contra Costa CA Healthcare District (Health Revenue)	6.00	07/01/2032	3,000,000	3,074,160
West Contra Costa CA Healthcare District COP (Tax Revenue, AMBAC Insured)	5.50	07/01/2029	2,000,000	2,001,840
West Contra Costa CA Unified School District (Tax Revenue, AGM Insured)	5.25	08/01/2024	1,350,000	1,528,025
West Contra Costa CA Unified School District Election of 2005 Series B (Tax Revenue)	6.00	08/01/2027	1,080,000	1,276,085
West Contra Costa CA Unified School District Election of 2005 Series C-1 (Tax Revenue, Assured Guaranty Insured)(z)	4.72	08/01/2021	6,000,000	3,832,860
West Fresno CA Elementary School District Election of 1997 Series C (Tax Revenue, AGM Insured)	6.60	05/01/2035	1,000,000	1,191,300
West Hollywood CA Community Development East Side Redevelopment Project Series A (Tax Revenue)	7.00	09/01/2026	875,000	944,388
West Hollywood CA Community Development East Side Redevelopment Project Series A (Tax Revenue)	7.25	09/01/2031	1,000,000	1,087,530
Windsor CA Joint Powers Financing Authority Windsor Civic Center Series A (Lease Revenue, AGM Insured)	5.38	10/01/2018	2,145,000	2,174,108
Wiseburn CA School District CAB (Tax Revenue, Assured Guaranty Insured)(z)	5.51	08/01/2027	1,525,000	652,654
Yorba Linda CA RDA CAB Redevelopment Series A (Tax Revenue, NATL-RE Insured)(z)	4.76	09/01/2019	1,810,000	1,260,194
Yuba CA Community College District Election of 2006 Series C (Tax Revenue)	5.25	08/01/2047	5,000,000	5,173,350

				657,987,381

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage California Tax-Free Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Guam: 0.16%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	01/01/2031	$1,000,000	$1,057,250

Virgin Islands: 1.07%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10/01/2029	5,000,000	5,099,050
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	6.75	10/01/2037	2,000,000	2,177,954

				7,277,004

Total Municipal Bonds and Notes (Cost $637,597,569)				666,321,635

	Yield		Shares

Short-Term Investments: 0.93%

Investment Companies: 0.93%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class(l)(u)	0.01		6,335,243	6,335,243

Total Short-Term Investments (Cost $6,335,243)				6,335,243

Total Investments in Securities
(Cost $643,932,812)*	99.17%	672,656,878
Other Assets and Liabilities, Net	0.83	5,620,039

Total Net Assets	100.00%	$678,276,917

(z)	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investment.

§	These securities are subject to a demand feature which reduces the effective maturity.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $644,027,371 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,031,787
Gross unrealized depreciation	(3,402,280)

Net unrealized appreciation	$28,629,507

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Tax-Free Fund	Statement of Assets and Liabilities —December 31, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities, at value	$666,321,635
In affiliated securities, at value	6,335,243

Total investments, at value (see cost below)	672,656,878
Receivable for investments sold	135,000
Receivable for Fund shares sold	220,034
Receivable for interest	8,751,846
Prepaid expenses and other assets	25,090

Total assets	681,788,848

Liabilities
Dividends payable	928,746
Payable for investments purchased	1,250,000
Payable for Fund shares redeemed	821,532
Advisory fee payable	150,267
Distribution fees payable	27,132
Due to other related parties	120,083
Accrued expenses and other liabilities	214,171

Total liabilities	3,511,931

Total net assets	$678,276,917

NET ASSETS CONSIST OF
Paid-in capital	$664,951,054
Undistributed net investment income	67,181
Accumulated net realized losses on investments	(15,465,384)
Net unrealized gains on investments	28,724,066

Total net assets	$678,276,917

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$502,266,917
Shares outstanding – Class A	45,571,513
Net asset value per share – Class A	$11.02
Maximum offering price per share – Class A2	$11.54
Net assets – Class B	$1,846,786
Shares outstanding – Class B	164,212
Net asset value per share – Class B	$11.25
Net assets – Class C	$39,060,123
Shares outstanding – Class C	3,475,246
Net asset value per share – Class C	$11.24
Net assets – Administrator Class	$135,103,091
Shares outstanding – Administrator Class	12,234,365
Net asset value per share – Administrator Class	$11.04

Total investments, at cost	$643,932,812

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended December 31, 2011 (Unaudited)	Wells Fargo Advantage California Tax-Free Fund	19

Investment income
Interest	$16,822,899
Income from affiliated securities	576

Total investment income	16,823,475

Expenses
Advisory fee	1,145,771
Administration fees
Fund level	166,499
Class A	400,157
Class B	1,794
Class C	29,301
Administrator Class	63,467
Shareholder servicing fees
Class A	625,246
Class B	2,802
Class C	45,782
Administrator Class	148,439
Distribution fees
Class B	8,407
Class C	137,347
Custody and accounting fees	21,635
Professional fees	23,235
Registration fees	11,060
Shareholder report expenses	13,467
Trustees’ fees and expenses	6,062
Other fees and expenses	10,948

Total expenses	2,861,419
Less: Fee waivers and/or expense reimbursements	(345,106)

Net expenses	2,516,313

Net investment income	14,307,162

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	1,352,032
Net change in unrealized gains (losses) on investments	28,732,322

Net realized and unrealized gains (losses) on investments	30,084,354

Net increase in net assets resulting from operations	$44,391,516

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Tax-Free Fund	Statements of Changes in Net Assets

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011

Operations
Net investment income		$14,307,162		$31,568,614
Net realized gains on investments		1,352,032		3,306,237
Net change in unrealized gains (losses) on investments		28,732,322		(20,404,084)

Net increase in net assets resulting from operations		44,391,516		14,470,767

Distributions to shareholders from
Net investment income
Class A		(10,758,310)		(22,714,619)
Class B		(39,878)		(123,054)
Class C		(649,518)		(1,322,388)
Administrator Class		(2,857,921)		(7,406,442)

Total distributions to shareholders		(14,305,627)		(31,566,503)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,621,663	17,474,317	3,894,080	41,089,476
Class B	0	0	12,937	136,797
Class C	485,802	5,361,101	603,322	6,555,077
Administrator Class	2,586,922	28,034,161	6,169,537	65,715,235

		50,869,579		113,496,585

Reinvestment of distributions
Class A	694,478	7,513,091	1,500,047	15,829,883
Class B	2,281	25,157	6,900	74,462
Class C	38,888	429,260	81,216	874,117
Administrator Class	133,488	1,447,592	422,123	4,472,032

		9,415,100		21,250,494

Payment for shares redeemed
Class A	(2,635,991)	(28,444,907)	(12,710,500)	(132,648,311)
Class B	(76,971)	(845,818)	(216,327)	(2,344,529)
Class C	(195,364)	(2,145,256)	(1,013,313)	(10,763,616)
Administrator Class	(1,689,846)	(18,256,484)	(12,603,756)	(131,148,032)

		(49,692,465)		(276,904,488)

Net asset value of shares issued in acquisition
Class A	0	0	18,378,847	197,281,651
Class B	0	0	42,617	466,825
Class C	0	0	279,079	3,055,151
Administrator Class	0	0	1,086,486	11,686,036

		0		212,489,663

Net increase in net assets resulting from capital share transactions		10,592,214		70,332,254

Total increase in net assets		40,678,103		53,236,518

Net assets
Beginning of period		637,598,814		584,362,296

End of period		$678,276,917		$637,598,814

Undistributed net investment income		$67,181		$65,646

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage California Tax-Free Fund	21

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.53	$10.69	$10.14	$10.64	$11.02	$11.00
Net investment income	0.23	0.46	0.46 [1]	0.49	0.48	0.48
Net realized and unrealized gains (losses) on investments	0.49	(0.16)	0.55	(0.50)	(0.35)	0.05

Total from investment operations	0.72	0.30	1.01	(0.01)	0.13	0.53
Distributions to shareholders from
Net investment income	(0.23)	(0.46)	(0.46)	(0.49)	(0.48)	(0.48)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	(0.03)

Total distributions to shareholders	(0.23)	(0.46)	(0.46)	(0.49)	(0.51)	(0.51)
Net asset value, end of period	$11.02	$10.53	$10.69	$10.14	$10.64	$11.02
Total return[2]	6.93%	2.89%	10.10%	0.06%	1.25%	4.89%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.86%	0.88%	1.02%	1.03%
Net expenses	0.75%	0.75%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.30%	4.36%	4.35%	4.85%	4.42%	4.31%
Supplemental data
Portfolio turnover rate	23%	23%	31%	44%	43%	49%
Net assets, end of period (000’s omitted)	$502,267	$483,091	$372,415	$351,526	$375,441	$365,396

1.	Calculated based upon average shares outstanding.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class B		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.74	$10.91	$10.35	$10.86	$11.24	$11.22
Net investment income	0.20 [1]	0.39 [1]	0.39 [1]	0.42	0.42	0.41
Net realized and unrealized gains (losses) on investments	0.51	(0.17)	0.56	(0.50)	(0.36)	0.05

Total from investment operations	0.71	0.22	0.95	(0.08)	0.06	0.46
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.39)	(0.43)	(0.41)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	(0.03)

Total distributions to shareholders	(0.20)	(0.39)	(0.39)	(0.43)	(0.44)	(0.44)
Net asset value, end of period	$11.25	$10.74	$10.91	$10.35	$10.86	$11.24
Total return[2]	6.63%	2.06%	9.26%	(0.69)%	0.57%	4.11%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.56%	1.62%	1.64%	1.77%	1.78%
Net expenses	1.50%	1.50%	1.55%	1.55%	1.55%	1.55%
Net investment income	3.56%	3.57%	3.63%	4.08%	3.68%	3.57%
Supplemental data
Portfolio turnover rate	23%	23%	31%	44%	43%	49%
Net assets, end of period (000’s omitted)	$1,847	$2,566	$4,286	$11,926	$25,900	$42,839

1.	Calculated based upon average shares outstanding.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage California Tax-Free Fund	23

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class C		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.74	$10.90	$10.35	$10.85	$11.24	$11.22
Net investment income	0.20	0.39	0.39 [1]	0.42	0.41	0.41
Net realized and unrealized gains (losses) on investments	0.50	(0.16)	0.55	(0.50)	(0.36)	0.05

Total from investment operations	0.70	0.23	0.94	(0.08)	0.05	0.46
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.39)	(0.42)	(0.41)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	(0.03)

Total distributions to shareholders	(0.20)	(0.39)	(0.39)	(0.42)	(0.44)	(0.44)
Net asset value, end of period	$11.24	$10.74	$10.90	$10.35	$10.85	$11.24
Total return[2]	6.53%	2.16%	9.16%	(0.60)%	0.47%	4.11%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.57%	1.62%	1.63%	1.76%	1.78%
Net expenses	1.50%	1.50%	1.55%	1.55%	1.55%	1.55%
Net investment income	3.55%	3.61%	3.58%	4.10%	3.69%	3.56%
Supplemental data
Portfolio turnover rate	23%	23%	31%	44%	43%	49%
Net assets, end of period (000’s omitted)	$39,060	$33,772	$34,848	$27,786	$29,438	$29,732

1.	Calculated based upon average shares outstanding.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage California Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Administrator Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.55	$10.71	$10.16	$10.66	$11.04	$11.03
Net investment income	0.24	0.48	0.48	0.52	0.51	0.51
Net realized and unrealized gains (losses) on investments	0.49	(0.16)	0.56	(0.50)	(0.35)	0.04

Total from investment operations	0.73	0.32	1.04	0.02	0.16	0.55
Distributions to shareholders from
Net investment income	(0.24)	(0.48)	(0.49)	(0.52)	(0.51)	(0.51)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	(0.03)

Total distributions to shareholders	(0.24)	(0.48)	(0.49)	(0.52)	(0.54)	(0.54)
Net asset value, end of period	$11.04	$10.55	$10.71	$10.16	$10.66	$11.04
Total return[1]	7.03%	3.10%	10.35%	0.32%	1.51%	5.06%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.78%	0.81%	0.84%	0.85%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.50%	4.54%	4.53%	5.10%	4.67%	4.56%
Supplemental data
Portfolio turnover rate	23%	23%	31%	44%	43%	49%
Net assets, end of period (000’s omitted)	$135,103	$118,170	$172,814	$74,046	$77,702	$50,556

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage California Tax-Free Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage California Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

26	Wells Fargo Advantage California Tax-Free Fund	Notes to Financial Statements (Unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of December 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $16,722,857 with $3,299,963 expiring in 2016, $4,968,967 expiring in 2017 and $8,453,927 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$664,600,284	$1,721,351	$666,321,635
Short-term investments
Investment companies	6,335,243	0	0	6,335,243
	$6,335,243	$664,600,284	$1,721,351	$672,656,878

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage California Tax-Free Fund	27

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bond and notes
Balance as of June 30, 2011	$1,765,875
Accrued discounts (premiums)	2,024
Realized gains (losses)	0
Change in unrealized gains (losses)	(46,548)
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2011	$1,721,351
Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(46,548)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

28	Wells Fargo Advantage California Tax-Free Fund	Notes to Financial Statements (Unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $18,016 from the sale of Class A shares and $550 and $326 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011 were $164,418,611 and $144,838,729, respectively.

6. ACQUISITION

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen California Municipal Bond Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C and Class I shares of Evergreen California Municipal Bond Fund received Class A, Class B, Class C and Administrator Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen California Municipal Bond Fund for 19,787,029 shares of the Fund valued at $212,489,663 at an exchange ratio of 0.99, 0.97, 0.97, and 0.98 for Class A, Class B, Class C and Administrator Class shares, respectively. The investment portfolio of Evergreen California Municipal Bond Fund with a fair value of $209,413,381, identified cost of $203,996,395 and unrealized gains of $5,416,986 at July 9, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen California Municipal Bond Fund and the Fund immediately prior to the acquisition were $212,489,663 and $586,340,971, respectively. The aggregate net assets of the Fund immediately after the acquisition were $798,830,634. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen California Municipal Bond Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed July 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended June 30, 2011 would have been:

Net investment income	$31,847,486
Net realized and unrealized losses on investments	$(21,828,221)
Net increase in net assets resulting from operations	$10,019,265

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $463 in commitment fees.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage California Tax-Free Fund	29

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

30	Wells Fargo Advantage California Tax-Free Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage California Tax-Free Fund	31

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

32	Wells Fargo Advantage California Tax-Free Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage California Tax-Free Fund	33

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207583 02-12 SA249/SAR249 12-11

Wells Fargo Advantage

Colorado Tax-Free Fund

Semi-Annual Report

December 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Colorado Tax-Free Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Colorado Tax-Free Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before

Letter to Shareholders	Wells Fargo Advantage Colorado Tax-Free Fund	3

retreating later in the year, only to spike again during the fourth quarter. Yet “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index,1 which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage Colorado Tax-Free Fund	Letter to Shareholders

opinion, the lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Colorado Tax-Free Fund	5

Notice to Shareholders

Effective April 1, 2012, the Fund may invest up to 10% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■   Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■  Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■  Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage Colorado Tax-Free Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Adrian Van Poppel

Terry J. Goode

FUND INCEPTION

June 1, 1993

CREDIT QUALITY[1] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF DECEMBER 31, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	7

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (NWCOX)	06/01/1993	0.26	4.22	2.78	3.95	4.99	9.13	3.73	4.43	0.91%	0.86%
Class B (NWCBX)**	08/02/1993	(0.41)	3.32	2.60	3.88	4.59	8.32	2.96	3.88	1.66%	1.61%
Class C (WCOTX)	03/31/2008	3.59	7.43	2.93	3.48	4.59	8.43	2.93	3.48	1.66%	1.61%
Administrator Class (NCOTX)	08/23/1993					5.12	9.40	3.99	4.67	0.85%	0.61%
Barclays Capital Municipal Bond Index[6]						6.02	10.70	5.22	5.38
Barclays Capital Colorado Municipal Bond Index[7]						6.20	10.70	5.29	5.52

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Colorado municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through October 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, and 0.60% for Administrator Class shares. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

7.	The Barclays Capital Colorado Municipal Bond Index is the Colorado component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

8	Wells Fargo Advantage Colorado Tax-Free Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,049.88	$4.38	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Class B
Actual	$1,000.00	$1,045.92	$8.28	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	$8.16	1.61%
Class C
Actual	$1,000.00	$1,045.91	$8.23	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Administrator Class
Actual	$1,000.00	$1,051.19	$3.09	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 93.08%

California: 1.19%
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00%	03/01/2036	$1,120,000	$1,164,565

Colorado: 84.00%
Arapahoe County CO Centennial 25 Metropolitan District (Tax Revenue)	6.38	12/01/2016	315,000	315,170
Arapahoe County CO School District #006 (Tax Revenue, NATL-RE FGIC Insured)	5.25	12/01/2021	200,000	209,152
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12/01/2033	500,000	522,355
Arapahoe County CO Water & Wastewater Public Improvement District Project Series A (Tax Revenue, NATL-RE Insured)	5.13	12/01/2032	2,000,000	2,018,420
Arkansas CO River Power Authority (Utilities Revenue)	6.00	10/01/2040	1,980,000	2,000,552
Aurora CO Children Hospital Association (Health Revenue)	5.00	12/01/2040	3,000,000	3,036,900
Aurora CO COP Series A (Lease Revenue)	5.00	12/01/2027	2,000,000	2,189,940
Aurora CO Water Improvement Revenue Authority (Water & Sewer Revenue, AMBAC Insured)	5.00	08/01/2039	1,000,000	1,058,820
Canon City CO Finance Authority COP (Lease Revenue, Assured Guaranty Insured)	5.00	12/01/2032	150,000	158,241
Colorado ECFA Alexander Dawson School Colorado Project (Miscellaneous Revenue)	5.00	02/15/2040	2,000,000	2,085,300
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.25	12/01/2028	1,000,000	1,167,480
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.38	12/01/2028	1,000,000	1,174,810
Colorado ECFA Charter School Banning Lewis (Miscellaneous Revenue) 144A	6.13	12/15/2035	480,000	423,456
Colorado ECFA Charter School Collegiate Project (Miscellaneous Revenue, XLCA Insured)	5.00	06/15/2019	1,040,000	1,085,479
Colorado ECFA Charter School Collegiate Project (Miscellaneous Revenue, XLCA Insured)	5.25	06/15/2024	1,165,000	1,195,104
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue)	6.25	07/01/2028	750,000	657,593
Colorado ECFA Charter School Flagstaff Series A (Miscellaneous Revenue)	6.75	08/01/2028	1,000,000	966,590
Colorado ECFA Charter School Pinnacle High School Project (Miscellaneous Revenue)	5.13	12/01/2039	500,000	499,610
Colorado ECFA Charter School Series B (Lease Revenue)	6.13	11/01/2020	1,230,000	1,276,150
Colorado ECFA Charter School Twin Peaks Charter (Miscellaneous Revenue)	6.75	11/15/2028	750,000	841,253
Colorado ECFA Cheyenne Mountain Charter Series A (Miscellaneous Revenue, Morgal Obligation Insured)	5.25	06/15/2029	590,000	596,396
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	04/01/2018	860,000	877,553
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	04/01/2023	100,000	100,854
Colorado ECFA Parker Core Charter (Miscellaneous Revenue, XLCA Insured)	5.00	11/01/2024	1,445,000	1,475,750
Colorado ECFA Refunding University Corporation Atmosphere Project (Education Revenue, GO of Corporation Insured)	5.00	09/01/2032	1,265,000	1,328,440
Colorado ECFA Student Housing Campus Village Apartment (Lease Revenue)	5.50	06/01/2033	2,735,000	2,812,346
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)±§	5.25	11/15/2027	1,000,000	1,057,090
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)±§	5.25	11/15/2035	1,000,000	1,035,990
Colorado Health Facilities Authority Catholic Health D-2 Project Prerefunded Balance (Health Revenue)±§	5.25	10/01/2038	15,000	16,346
Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Health Revenue)±§	5.25	10/01/2038	85,000	92,134

10	Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Colorado (continued)
Colorado Health Facilities Authority Exempla Incorporated Series A (Health Revenue)	5.50%	01/01/2023	$990,000	$1,000,049
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue)	5.00	09/01/2025	900,000	914,922
Colorado HFA Catholic Health Initiatives Series D (Health Revenue)	6.25	10/01/2033	1,000,000	1,113,780
Colorado HFA Company Series E2 (Housing Revenue, NATL-RE-IBC Insured)	7.00	02/01/2030	370,000	375,073
Colorado HFA Multifamily Project Class II Series A2 (Housing Revenue)	5.40	10/01/2029	1,685,000	1,777,203
Colorado HFA Series E3 (Housing Revenue)	6.60	08/01/2017	150,000	152,403
Colorado HFA Single Family Mortgage Class I Series A (Housing Revenue, FHA VA Guaranty Housing & Urban Development Loan Insured)	5.50	11/01/2029	595,000	608,750
Colorado HFA Single Family Mortgage Class III Series A3 (Housing Revenue)	5.25	05/01/2032	205,000	205,033
Colorado HFA Single Family Mortgage Class III Series A4 (Housing Revenue, GO of Authority Insured)	4.75	05/01/2030	900,000	902,682
Colorado HFA Single Family Mortgage Class III Series B3 (Housing Revenue, GO of Authority Insured)	5.25	05/01/2032	730,000	730,380
Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.45	04/01/2030	1,565,000	1,624,220
Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.50	08/01/2031	195,000	201,905
Colorado HFA Single Family Program Series A3 (Housing Revenue)	6.50	05/01/2016	25,000	25,796
Colorado HFA Single Family Program Series B2 (Housing Revenue)	6.10	08/01/2023	250,000	256,243
Colorado HFA Single Family Program Series B2 (Housing Revenue, NATL-RE-IBC Insured)	6.80	02/01/2031	1,435,000	1,562,356
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.55	08/01/2033	225,000	229,759
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.70	08/01/2017	425,000	453,611
Colorado HFA Single Family Program Series C3 (Housing Revenue, FHA Insured)	6.38	08/01/2033	215,000	231,073
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	07/01/2018	500,000	558,795
Colorado Mountain Junior College District Student Housing Facilities (Education Revenue, NATL-RE Insured)	5.00	06/01/2023	1,320,000	1,376,258
Colorado North Range Metropolitan District # 1 (Tax Revenue, ACA Insured)	5.00	12/15/2024	600,000	487,638
Colorado Springs CO Utilities Series B (Utilities Revenue)±	0.45	11/01/2036	5,000,000	5,000,000
Colorado State COP Fitzsimons Academic Series B (Lease Revenue, NATL-RE Insured)	5.00	11/01/2030	1,000,000	1,025,520
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	09/01/2024	1,000,000	1,064,970
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.88	09/01/2017	1,810,000	1,816,498
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	5.00	09/01/2019	1,000,000	1,003,570
Colorado Water Reserve Power Development Authority Clean Water Series A Unrefunded Balance (Miscellaneous Revenue)	5.13	09/01/2018	55,000	55,202
Colorado Water Reserve Power Development Authority Clean Water Series B Unrefunded Balance (Miscellaneous Revenue)	5.00	09/01/2019	30,000	30,107
Denver CO City & County Multi-Family Housing Project (Housing Revenue)±§	0.55	12/01/2029	4,000,000	4,000,000
Denver CO City & County Series A (Airport Revenue, XLCA Insured)	5.00	11/15/2022	1,250,000	1,385,925
Denver CO City & County Series A (Tax Revenue, Assured Guaranty Insured)	6.00	09/01/2021	2,000,000	2,488,860
Denver CO Convention Center (Tax Revenue, XLCA Insured)	5.00	12/01/2030	1,205,000	1,137,351
Douglas County CO School District # 1 Douglas & Elbert Counties (Tax Revenue, NATL-RE FGIC State Aid Withholding Insured)	5.75	12/15/2022	1,000,000	1,148,710
E-470 Public Highway Authority Colorado CAB Senior Series B (Transportation Revenue, NATL-RE Insured)(z)	5.57	09/01/2020	2,455,000	1,524,260
E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, NATL-RE Insured)(z)	7.03	09/01/2034	6,000,000	1,256,760
Fort Collins CO COP Series A (Lease Revenue, AMBAC Insured)	5.38	06/01/2025	1,000,000	1,087,980

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Colorado (continued)
Garfield County CO Public Library District Lease Purchase Financing Program (Lease Revenue)	5.00%	12/01/2026	$715,000	$787,043
Garfield County CO School District Series RE 2 (Tax Revenue, AGM State Aid Withholding Insured)	5.25	12/01/2021	1,395,000	1,458,835
Glendale CO COP (Lease Revenue, XLCA Insured)	5.00	12/01/2025	1,000,000	1,058,870
Inverness CO Water & Sanitation District Arapahoe & Douglas Counties Series A (Tax Revenue, Radian Insured)	4.60	12/01/2019	465,000	465,265
La Plata County CO School District 9 (Education Revenue)	5.00	11/01/2024	1,180,000	1,406,843
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12/01/2017	295,000	304,590
Regional Transportation District Colorado COP Transit Vehicles-A (Lease Revenue, AMBAC Insured)	5.00	12/01/2022	1,000,000	1,096,960
Sterling Hills CO West Metropolitan District (Tax Revenue, AGM Insured)	5.00	12/01/2031	1,000,000	1,055,990
University of Colorado Enterprise System Series A (Education Revenue)	5.00	06/01/2026	1,000,000	1,175,590
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11/15/2029	2,000,000	2,192,800

				82,091,702

Guam: 1.61%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	01/01/2031	1,000,000	1,057,250
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12/01/2034	500,000	516,660

				1,573,910

New York: 1.13%
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.00	06/15/2032	1,000,000	1,102,100

Puerto Rico: 1.44%
Puerto Rico Highway & Transportation Authority Series L (Transportation Revenue, NATL-RE Insured)	5.25	07/01/2023	1,305,000	1,406,738

Virgin Islands: 3.71%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10/01/2029	1,000,000	1,019,810
Virgin Islands PFA Sub Matching Fund Loan Series A (Tax Revenue)	5.00	10/01/2025	2,500,000	2,605,972

				3,625,782

Total Municipal Bonds and Notes (Cost $88,483,687)				90,964,797

	Yield		Shares
Short-Term Investments: 6.21%

Investment Companies: 6.21%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class(l)(u)	0.01		6,066,564	6,066,564

Total Short-Term Investments (Cost $6,066,564)				6,066,564

Total Investments in Securities
(Cost $94,550,251)*	99.29%	97,031,361
Other Assets and Liabilities, Net	0.71	697,564

Total Net Assets	100.00%	$97,728,925

12	Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

§	These securities are subject to a demand feature which reduces the effective maturity.

(z)	Zero coupon security. Rate represents yield to maturity.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $94,547,801 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,773,466
Gross unrealized depreciation	(1,289,906)

Net unrealized appreciation	$2,483,560

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—December 31, 2011 (Unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	13

Assets
Investments
In unaffiliated securities, at value	$90,964,797
In affiliated securities, at value	6,066,564

Total investments, at value (see cost below)	97,031,361
Receivable for Fund shares sold	147,840
Receivable for interest	846,184
Prepaid expenses and other assets	3,506

Total assets	98,028,891

Liabilities
Dividends payable	172,809
Payable for Fund shares redeemed	54,574
Advisory fee payable	18,827
Distribution fees payable	2,685
Due to other related parties	15,914
Shareholder servicing fees payable	20,931
Accrued expenses and other liabilities	14,226

Total liabilities	299,966

Total net assets	$97,728,925

NET ASSETS CONSIST OF
Paid-in capital	$97,002,708
Undistributed net investment income	209,137
Accumulated net realized losses on investments	(1,964,030)
Net unrealized gains on investments	2,481,110

Total net assets	$97,728,925

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$50,506,266
Shares outstanding – Class A	4,834,412
Net asset value per share – Class A	$10.45
Maximum offering price per share – Class A2	$10.94
Net assets – Class B	$61,876
Shares outstanding – Class B	5,913
Net asset value per share – Class B	$10.46
Net assets – Class C	$3,955,030
Shares outstanding – Class C	378,233
Net asset value per share – Class C	$10.46
Net assets – Administrator Class	$43,205,753
Shares outstanding – Administrator Class	4,135,470
Net asset value per share – Administrator Class	$10.45

Total investments, at cost	$94,550,251

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Colorado Tax-Free Fund	Statement of Operations—Six Months Ended December 31, 2011 (Unaudited)

Investment income
Interest	$2,243,230
Income from affiliated securities	219

Total investment income	2,243,449

Expenses
Advisory fee	165,674
Administration fees
Fund level	23,668
Class A	39,762
Class B	78
Class C	3,129
Administrator Class	20,480
Shareholder servicing fees
Class A	62,128
Class B	121
Class C	4,889
Administrator Class	48,237
Distribution fees
Class B	363
Class C	14,668
Custody and accounting fees	6,527
Professional fees	16,980
Registration fees	5,481
Shareholder report expenses	3,155
Trustees’ fees and expenses	7,112
Other fees and expenses	3,302

Total expenses	425,754
Less: Fee waivers and/or expense reimbursements	(59,572)

Net expenses	366,182

Net investment income	1,877,267

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(530,365)
Net change in unrealized gains (losses) on investments	3,249,419

Net realized and unrealized gains (losses) on investments	2,719,054

Net increase in net assets resulting from operations	$4,596,321

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Colorado Tax-Free Fund	15

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011

Operations
Net investment income		$1,877,267		$4,563,555
Net realized losses on investments		(530,365)		(57,673)
Net change in unrealized gains (losses) on investments		3,249,419		(2,756,715)

Net increase in net assets resulting from operations		4,596,321		1,749,167

Distributions to shareholders from
Net investment income
Class A		(966,634)		(2,540,157)
Class B		(1,533)		(4,219)
Class C		(61,450)		(139,244)
Administrator Class		(848,050)		(1,880,102)

Total distributions to shareholders		(1,877,667)		(4,563,722)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	232,946	2,406,682	850,705	8,743,632
Class C	19,591	202,276	129,510	1,319,531
Administrator Class	567,643	5,859,396	1,066,806	10,829,732

		8,468,354		20,892,895

Reinvestment of distributions
Class A	51,280	529,362	146,211	1,492,967
Class B	136	1,410	248	2,525
Class C	4,246	43,871	10,555	107,682
Administrator Class	30,836	318,387	41,955	424,080

		893,030		2,027,254

Payment for shares redeemed
Class A	(201,054)	(2,068,308)	(2,947,580)	(29,590,490)
Class B	(4,171)	(43,407)	(14,697)	(152,429)
Class C	(16,056)	(166,186)	(148,149)	(1,487,162)
Administrator Class	(307,955)	(3,176,873)	(1,530,034)	(15,438,811)

		(5,454,774)		(46,668,892)

Net increase (decrease) in net assets resulting from capital share transactions		3,906,610		(23,748,743)

Total increase (decrease) in net assets		6,625,264		(26,563,298)

Net assets
Beginning of period		91,103,661		117,666,959

End of period		$97,728,925		$91,103,661

Undistributed net investment income		$209,137		$209,537

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Colorado Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.15	$10.35	$9.90	$10.32	$10.57	$10.55
Net investment income	0.20 [1]	0.44	0.41 [1]	0.45 [1]	0.44 [1]	0.45
Net realized and unrealized gains (losses) on investments	0.30	(0.21)	0.46	(0.41)	(0.24)	0.02

Total from investment operations	0.50	0.23	0.87	0.04	0.20	0.47
Distributions to shareholders from
Net investment income	(0.20)	(0.43)	(0.42)	(0.45)	(0.44)	(0.45)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.01)	0.00

Total distributions to shareholders	(0.20)	(0.43)	(0.42)	(0.46)	(0.45)	(0.45)
Net asset value, end of period	$10.45	$10.15	$10.35	$9.90	$10.32	$10.57
Total return[2]	4.99%	2.34%	8.90%	0.51%	1.85%	4.46%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.89%	0.89%	1.00%	1.12%	1.15%
Net expenses	0.85%	0.85%	0.85%	0.88%	0.89%	0.92%
Net investment income	3.89%	4.25%	3.95%	4.58%	4.20%	4.21%
Supplemental data
Portfolio turnover rate	19%	22%	15%	20%	15%	21%
Net assets, end of period (000’s omitted)	$50,506	$48,218	$69,351	$53,883	$46,174	$49,827

1.	Calculated based upon average shares outstanding.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Colorado Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class B		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.16	$10.36	$9.92	$10.33	$10.58	$10.57
Net investment income	0.16 [1]	0.36 [1]	0.33 [1]	0.38 [1]	0.36 [1]	0.37
Net realized and unrealized gains (losses) on investments	0.31	(0.20)	0.45	(0.40)	(0.24)	0.01

Total from investment operations	0.47	0.16	0.78	(0.02)	0.12	0.38
Distributions to shareholders from
Net investment income	(0.17)	(0.36)	(0.34)	(0.38)	(0.36)	(0.37)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.01)	0.00

Total distributions to shareholders	(0.17)	(0.36)	(0.34)	(0.39)	(0.37)	(0.37)
Net asset value, end of period	$10.46	$10.16	$10.36	$9.92	$10.33	$10.58
Total return[2]	4.59%	1.57%	7.97%	(0.14)%	1.09%	3.59%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.64%	1.66%	1.74%	1.87%	1.90%
Net expenses	1.61%	1.60%	1.60%	1.63%	1.64%	1.67%
Net investment income	3.17%	3.50%	3.24%	3.83%	3.45%	3.47%
Supplemental data
Portfolio turnover rate	19%	22%	15%	20%	15%	21%
Net assets, end of period (000’s omitted)	$62	$101	$253	$1,072	$2,870	$6,057

1.	Calculated based upon average shares outstanding.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Colorado Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class C		2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.16	$10.36	$9.91	$10.33	$10.35
Net investment income	0.16 [2]	0.36	0.33 [2]	0.37 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	0.31	(0.20)	0.46	(0.40)	(0.01)

Total from investment operations	0.47	0.16	0.79	(0.03)	0.07
Distributions to shareholders from
Net investment income	(0.17)	(0.36)	(0.34)	(0.38)	(0.09)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.17)	(0.36)	(0.34)	(0.39)	(0.09)
Net asset value, end of period	$10.46	$10.16	$10.36	$9.91	$10.33
Total return[3]	4.59%	1.57%	8.08%	(0.23)%	0.58%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.64%	1.65%	1.73%	1.74%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.61%
Net investment income	3.14%	3.50%	3.17%	3.82%	2.25%
Supplemental data
Portfolio turnover rate	19%	22%	15%	20%	15%
Net assets, end of period (000’s omitted)	$3,955	$3,763	$3,920	$1,053	$401

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Colorado Tax-Free Fund	19

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Administrator Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.15	$10.35	$9.90	$10.32	$10.57	$10.55
Net investment income	0.22 [1]	0.46	0.43 [1]	0.48 [1]	0.47 [1]	0.48
Net realized and unrealized gains (losses) on investments	0.30	(0.20)	0.47	(0.42)	(0.25)	0.02

Total from investment operations	0.52	0.26	0.90	0.06	0.22	0.50
Distributions to shareholders from
Net investment income	(0.22)	(0.46)	(0.45)	(0.47)	(0.46)	(0.48)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.01)	0.00

Total distributions to shareholders	(0.22)	(0.46)	(0.45)	(0.48)	(0.47)	(0.48)
Net asset value, end of period	$10.45	$10.15	$10.35	$9.90	$10.32	$10.57
Total return[2]	5.12%	2.59%	9.17%	0.76%	2.10%	4.72%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.83%	0.92%	0.94%	0.97%
Net expenses	0.60%	0.60%	0.60%	0.63%	0.64%	0.67%
Net investment income	4.14%	4.51%	4.21%	4.84%	4.44%	4.46%
Supplemental data
Portfolio turnover rate	19%	22%	15%	20%	15%	21%
Net assets, end of period (000’s omitted)	$43,206	$39,021	$44,143	$43,746	$45,046	$35,446

1.	Calculated based upon average shares outstanding.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Colorado Tax-Free Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	21

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $809,079 with $95,092 expiring in 2017, $656,194 expiring in 2018 and $57,793 expiring in 2019.

As of June 30, 2011, the Fund had $627,036 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$90,964,797	$0	$90,964,797
Short-term investments
Investment companies	6,066,564	0	0	6,066,564
	$6,066,564	$90,964,797	$0	$97,031,361

Further details on the major security types listed above can be found in the Portfolio of Investments.

22	Wells Fargo Advantage Colorado Tax-Free Fund	Notes to Financial Statements (Unaudited)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $2,739 from the sale of Class A shares and $500 and $300 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011 were $18,009,361 and $17,281,970, respectively.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	23

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $66 in commitment fees.

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

24	Wells Fargo Advantage Colorado Tax-Free Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	25

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Colorado Tax-Free Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Colorado Tax-Free Fund	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207584 02-12 SA250/SAR250 12-11

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Semi-Annual Report

December 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Intermediate Tax/AMT-Free Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before

Letter to Shareholders	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	3

retreating later in the year, only to spike again during the fourth quarter. Yet “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index1, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our opinion, the lesson to be learned from these dramatic market events is that, for

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Letter to Shareholders

many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	5

Notice to Shareholders

Effective April 1, 2012, the Fund may invest up to 10% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■   Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■  Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■  Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

FUND INCEPTION

July 31, 2001

CREDIT QUALITY[1] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF DECEMBER 31, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	7

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WFTAX)	07/31/2007	2.07	6.06	4.28	4.96	5.22	9.34	4.92	5.28	0.82%	0.70%
Class C (WFTFX)	07/31/2007	3.83	7.52	4.14	4.51	4.83	8.52	4.14	4.51	1.57%	1.45%
Administrator Class (WFITX)	03/31/2008					5.18	9.34	5.00	5.36	0.76%	0.60%
Institutional Class (WITIX)	03/31/2008					5.27	9.64	5.16	5.49	0.49%	0.42%
Investor Class (SIMBX)	07/31/2001					5.12	9.21	4.87	5.35	0.85%	0.73%
Barclays Capital Municipal Bond 1-15 Year Blend Index[6]						4.96	8.80	5.48	5.12

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the Investor Class no such adjustment is reflected). If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Capital Municipal Bond 1-15 Year Blend Index is the 1-15 Year Blend component of the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities between 6-8 years and a minimum credit rating of Baa. You cannot invest directly in an index.

8	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,052.25	$3.61	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Class C
Actual	$1,000.00	$1,048.30	$7.47	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.35	1.45%
Administrator Class
Actual	$1,000.00	$1,051.81	$3.09	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$1,052.73	$2.17	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.03	$2.14	0.42%
Investor Class
Actual	$1,000.00	$1,051.16	$3.76	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 95.95%

Alabama: 1.27%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12/01/2017	$2,640,000	$3,200,472
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	6,000,000	6,298,620
Jefferson County AL School Warrants (Lease Revenue, AGM Insured)	5.20	02/15/2012	1,000,000	997,220
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2016	3,480,000	3,419,726
Mobile AL Industrial Development Board Alabama Power Company (IDR)±§	5.00	06/01/2034	3,000,000	3,342,480

				17,258,518

Alaska: 0.03%
Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM GO of Authority Insured)	6.00	07/01/2015	350,000	400,404

Arizona: 2.68%
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)±§	1.10	02/01/2042	2,750,000	2,565,860
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue)±§	0.95	02/01/2042	4,875,000	4,569,874
Arizona Lottery Series A (Miscellaneous Revenue, AGM Insured)	5.00	07/01/2027	5,000,000	5,508,550
Arizona School Facilities Board Refunding Revenue State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.00	07/01/2015	2,600,000	2,715,440
Arizona School Facilities Board Refunding Revenue State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2018	3,050,000	3,338,347
Goodyear AZ McDowell Road Commercial Corridor Improvement District (Miscellaneous Revenue, AMBAC Insured)	5.25	01/01/2020	2,290,000	2,544,556
Phoenix AZ Civic Improvement Corporation Series A (Port Authority Revenue)	5.00	07/01/2029	5,000,000	5,331,400
Pima County AZ IDA Series A (Education Revenue)	7.00	07/01/2021	775,000	793,879
Pima County AZ IDA Series A (Education Revenue)	7.75	07/01/2035	1,000,000	1,019,150
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12/01/2015	915,000	982,188
Salt River AZ Agricultural Improvement Project & Power District Election Project Series B (Utilities Revenue)	5.00	01/01/2031	2,460,000	2,532,152
Tempe AZ Series A (Tax Revenue)	4.00	07/01/2019	2,160,000	2,530,289
University of Arizona COP Projects Series B (Education Revenue, AMBAC Insured)	5.00	06/01/2021	1,450,000	1,504,506
Verrado AZ Community Facilities District # 1 (Tax Revenue)	4.85	07/15/2014	325,000	328,364
Verrado AZ Community Facilities District # 1 (Tax Revenue)	6.00	07/15/2013	135,000	138,954

				36,403,509

Arkansas: 0.61%
Pulaski AR Technical College Student Tuition & Fee (Education Revenue)	5.00	04/01/2041	7,000,000	7,256,550
Rogers AR Capital Improvement (Tax Revenue, XLCA Insured)	4.25	03/01/2031	950,000	983,374

				8,239,924

California: 15.59%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured)(z)	4.26	10/01/2018	5,720,000	4,297,379
Alhambra CA Police Facilities (Lease Revenue, AMBAC Insured)	6.75	09/01/2023	4,175,000	4,944,494
Bass Lake CA Elementary School District CAB Election 2006 Project (Tax Revenue, AGM Insured)(z)	6.24	08/01/2036	700,000	154,525

10	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
California DWR Power Supply Project Series L (Utilities Revenue)	5.00%	05/01/2019	$5,000,000	$6,194,450
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25	02/01/2024	1,800,000	1,916,838
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.75	02/01/2039	1,000,000	1,053,260
California Public Works Board Department of Corrections Project Series A (Lease Revenue, AMBAC Insured)	5.00	12/01/2019	2,305,000	2,523,906
California Public Works Department of General Services Buildings 8 & 9A (Lease Revenue)	6.25	04/01/2034	2,750,000	3,000,360
California Statewide Communities Project Series B (Hospital Revenue)	5.25	08/15/2031	3,000,000	3,188,490
California State (Miscellaneous Revenue, LOC Societe Generale)±§	0.70	06/01/2032	3,000,000	3,000,000
California State GO (Education Revenue)	5.00	09/01/2021	10,000,000	11,999,200
California State GO (Education Revenue)	5.25	09/01/2022	2,900,000	3,524,399
California State GO (Tax Revenue)	5.25	03/01/2024	5,000,000	5,715,700
California State GO (Tax Revenue)	5.25	03/01/2030	1,440,000	1,560,139
California State GO (Tax Revenue)	6.00	03/01/2033	2,260,000	2,604,537
California State DWR Power Supply (Water & Sewer Revenue)	5.00	05/01/2021	1,500,000	1,762,605
California State DWR Power Supply Subseries F-5 (Water & Sewer Revenue)	5.00	05/01/2022	7,035,000	8,160,881
California State Health Facilities Financing Authority Series D (Hospital Revenue)	5.00	08/15/2035	1,000,000	1,015,220
California State Public Works Board Series G (Lease Revenue)	5.00	12/01/2030	12,110,000	13,103,504
California State Public Works Board Series D (Lease Revenue)	5.25	12/01/2026	5,000,000	5,342,600
California State Public Works Board University of California Institute Project C (Lease Revenue)	5.00	04/01/2030	1,350,000	1,385,735
California State Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25	11/01/2028	1,890,000	2,076,392
California State Various Purposes (Miscellaneous Revenue)	6.00	04/01/2038	7,000,000	7,873,320
California Statewide Community Devevelopment (Miscellaneous Revenue)	6.90	08/01/2031	1,915,000	1,982,389
Colton CA Unified School District CAB Election 2208 Project Series B (Tax Revenue, AGM Insured)(z)	5.51	08/01/2027	730,000	312,418
Colton CA Unified School District CAB Election 2208 Project Series B (Tax Revenue, AGM Insured)(z)	5.79	08/01/2029	2,005,000	734,812
Colton CA Unified School District CAB Election 2208 Project Series B (Tax Revenue, AGM Insured)(z)	5.82	08/01/2030	1,000,000	344,290
Emery CA Unified School District CAB Election of 2010 Series A (Miscellaneous Revenue, AGM Insured)	6.25	08/01/2031	3,000,000	3,530,340
Gilroy CA Unified School District GO CAB BAN (Tax Revenue)(z)	1.60	04/01/2013	2,000,000	1,960,100
Glendora CA Unified School District CAB 2005 Election Project Series B (Tax Revenue, Assured Guaranty Insured)(z)	6.13	08/01/2035	5,470,000	1,316,730
Jurupa CA Unified School District (Education Revenue)	5.00	08/01/2021	1,795,000	2,081,249
Lakeside CA Unified School District Election 2008 Series A (Tax Revenue)(z)	1.89	06/01/2014	1,695,000	1,618,844
Los Angeles CA Department Airports Series A (Port Authority Revenue)	4.00	05/15/2019	2,000,000	2,304,960
Los Angeles CA Harbor Department Series C (Port Authority Revenue)	5.00	08/01/2021	3,000,000	3,732,930
Los Angeles CA Harbor Department Series C (Port Authority Revenue)	5.25	08/01/2023	7,725,000	9,148,177
Los Angeles CA Metropolitan Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.00	07/01/2035	1,750,000	1,857,730
Los Angeles CA Municipal Improvement Corporation Series C (Lease Revenue)	4.50	09/01/2019	1,925,000	2,170,072
Los Angeles CA Municipal Improvement Corporation Series C (Lease Revenue)	5.00	09/01/2018	2,380,000	2,756,016
Los Angeles CA Schools Regionalized Business Services Project Series A (Lease Revenue, AMBAC Insured)(z)	4.31	08/01/2015	1,100,000	943,657
New Haven CA Unified School District CAB Project (Tax Revenue, Assured Guaranty Insured)(z)	6.04	08/01/2033	6,000,000	1,660,740
Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.85	07/01/2017	2,200,000	1,918,378

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.88%	07/01/2019	$18,500,000	$14,615,555
Northern California Power Agency Series A (Utilities Revenue)	5.25	08/01/2023	5,150,000	5,934,036
Northern Humboldt CA High School District 2010 Election Series A (Tax Revenue)	6.50	08/01/2034	1,145,000	1,352,005
Oakland CA Unified School District Alameda County Election 2006 Project Series A (Tax Revenue)	6.50	08/01/2020	1,000,000	1,202,160
Pasadena CA PFA Rose Bowl Renovation Series A (Lease Revenue)	5.00	03/01/2021	1,655,000	1,999,041
Patterson CA Unified School District CAB 2008 Election Project Series B (Tax Revenue, FSA Insured)(z)	6.11	08/01/2033	3,000,000	818,280
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Lease Revenue)	6.25	07/01/2024	2,000,000	2,214,200
Rio Hondo CA Community College District (Tax Revenue)(z)	5.44	08/01/2026	325,000	148,343
Rio Hondo CA Community College District (Tax Revenue)(z)	5.70	08/01/2030	2,860,000	1,006,262
Roseville City CA Natural Gas Financing Authority (Energy Revenue)	5.00	02/15/2015	1,000,000	1,032,080
Sacramento County CA Airport Systems (Port Authority Revenue)	5.00	07/01/2025	2,000,000	2,191,260
San Diego CA Public Facilities Financing Authority Series B (Sewer Revenue)	5.00	05/15/2021	2,170,000	2,569,345
San Diego CA Unified School District Election 1998 Series E-2 (Tax Revenue, AGM Insured)	5.50	07/01/2027	5,000,000	6,041,350
San Jose CA Libraries & Parks Project (Tax Revenue)	5.13	09/01/2031	6,110,000	6,129,063
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	08/01/2030	1,355,000	1,354,932
Santa Ana CA Financing Authority Police Administration & Holding Facilities Project Series A (Lease Revenue, NATL-RE Insured)	6.25	07/01/2019	1,000,000	1,130,760
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue)(z)	4.00	08/01/2022	2,060,000	1,351,422
Southern California Public Power Authority Milford Wind Corridor Project 1 (Utilities Revenue)	5.00	07/01/2024	5,000,000	5,729,750
Southern California Public Power Authority Projects (Utilities Revenue)	6.75	07/01/2013	100,000	108,450
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	07/01/2024	2,000,000	2,320,180
Sylvan CA Unified School District CAB Election 2006 (Tax Revenue, AGM Insured)(z)	6.05	08/01/2031	2,590,000	805,956
Sylvan CA Unified School District CAB Election 2006 (Tax Revenue, AGM Insured)(z)	6.08	08/01/2032	2,800,000	815,976
Tustin CA USD Community District #88-1 Election 2008 Series B (Tax Revenue)	6.00	08/01/2036	1,500,000	1,743,360
University of California General Revenues Series Q (Education Revenue)	5.25	05/15/2024	2,155,000	2,454,588
Washington Township CA Health Care District Series A (Hospital Revenue)	5.00	07/01/2016	300,000	332,157
Washington Township CA Health Care District Series A (Hospital Revenue)	5.00	07/01/2020	1,300,000	1,401,556
Washington Township CA Health Care District Series A (Hospital Revenue)	5.13	07/01/2017	260,000	291,756
West Basin CA Municipal Water District COP Refunding Series B (Water & Sewer Revenue, Assured Guaranty Insured)	5.00	08/01/2022	2,560,000	2,858,035
West Contra Costa CA University (Education Revenue, AGM Insured)	5.25	08/01/2023	2,450,000	2,816,765
West Contra Costa CA University (Education Revenue, Assured Guaranty Insured)(z)	5.78	08/01/2026	4,620,000	2,012,287

				211,552,676

Colorado: 0.26%
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue)	5.50	10/01/2017	1,065,000	1,095,001
Colorado Health Facilities Authority Catholic Health D-2 Project Prerefunded Balance (Health Revenue)±§	5.25	10/01/2038	125,000	136,216
North Range CO Metropolitan District # 1 (Tax Revenue, ACA Insured)	5.00	12/15/2015	250,000	240,365

12	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Colorado (continued)
Public Authority for Colorado Energy Natural Gas (Utilities Revenue)	5.75%	11/15/2018	$1,905,000	$2,039,836

				3,511,418

District of Columbia: 0.51%
District of Columbia American Medical Association Series B (Miscellaneous Revenue)	5.00	10/01/2024	1,095,000	1,199,321
District of Columbia Federal Highway Guaranteed Anticipation Bonds (Miscellaneous Revenue)	5.25	12/01/2025	2,630,000	3,104,005
District of Columbia Howard University Series A (Education Revenue)	5.75	10/01/2026	2,510,000	2,684,320

				6,987,646

Florida: 7.11%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.50	11/01/2016	1,500,000	1,682,655
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00	09/01/2021	2,200,000	2,338,006
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured)±§	1.75	06/01/2014	4,000,000	4,014,040
Connerton FL West Community Development District Series B (Miscellaneous Revenue)(s)(i)	5.13	05/01/2016	1,325,000	531,789
Escambia County FL School Board (Lease Revenue)	5.00	02/01/2021	4,720,000	4,938,914
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	5.00	09/15/2020	2,945,000	2,897,880
Florida State Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	7.00	06/15/2026	5,000,000	5,086,150
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10/01/2017	1,665,000	1,916,548
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10/01/2016	1,000,000	1,090,320
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10/01/2017	1,000,000	1,097,310
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured)±§	4.75	12/01/2015	455,000	460,328
Gulf Breeze FL Revenue Local Government Series B (Miscellaneous Revenue, FGIC Insured)±§	5.50	12/01/2015	850,000	852,074
Gulf Breeze FL Revenue Local Government Loan Series E (Miscellaneous Revenue, FGIC Insured)	5.00	12/01/2020	1,900,000	2,030,112
Gulf Breeze FL Revenue Local Government Loan Series J (Water & Sewer Revenue)±§	4.10	12/01/2020	3,000,000	3,183,540
Gulf Breeze FL Revenue Local Government Loan Series J (Water & Sewer Revenue)±§	4.20	12/01/2020	3,290,000	3,538,296
JEA Florida Electric Systems Subseries B (Utilities Revenue)	5.00	10/01/2019	2,950,000	3,155,261
Lakeland FL Energy System Revenue (Utilities Revenue)±§	1.20	10/01/2014	6,000,000	6,025,860
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.00	02/01/2019	2,150,000	2,367,086
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.75	02/01/2025	4,500,000	5,025,780
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.75	02/01/2026	2,000,000	2,214,560
Miami-Dade County FL Aviation Series A (Port Authority Revenue)	5.50	10/01/2019	3,000,000	3,609,510
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	04/01/2016	1,000,000	1,121,760
Miami-Dade County FL IDA Series C (IDR)±§	3.00	07/01/2032	5,800,000	5,800,000
Miami-Dade County FL Public Services (Tax Revenue)	4.00	10/01/2019	3,440,000	3,863,395
Miami-Dade County FL Public Services (Tax Revenue)	4.00	10/01/2020	3,600,000	4,025,052

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida (continued)
Miami-Dade County FL Public Services (Tax Revenue)	4.00%	04/01/2021	$2,485,000	$2,765,084
Miami-Dade County FL Water & Sewer Refunding Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10/01/2024	2,950,000	3,301,788
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10/01/2022	3,000,000	3,495,990
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	4.75	10/01/2013	865,000	907,887
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10/01/2015	930,000	1,010,845
Orange County FL School Board Certificates Partner Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	08/01/2016	1,000,000	1,135,100
Orlando FL Housing Authority West Oaks Apartments Projects Puttable (Housing Revenue, FNMA Insured)	5.05	08/01/2033	100,000	106,477
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, AMBAC Insured)±§	5.35	03/15/2042	3,200,000	3,569,632
Seminole County FL School Board COP (Lease Revenue, AMBAC Insured)	5.50	07/01/2014	1,180,000	1,290,932
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10/01/2016	1,015,000	1,114,632
South Lake County FL Hospital District South Lake Hospital Incorporated (Hospital Revenue)	5.00	10/01/2017	900,000	996,678
University of North Florida Financing Corporation Housing Project (Lease Revenue, NATL-RE FGIC Insured)	5.00	11/01/2016	2,515,000	2,840,994
University of South Florida Financing Corporation COP Master Lease Series A (Lease Revenue, AMBAC Insured)	5.00	07/01/2018	1,000,000	1,093,010

				96,495,275

Georgia: 1.65%
DeKalb County GA Water and Sewer Authority (Utilities Revenue)	5.25	10/01/2031	1,710,000	1,889,841
Fulton County GA Tuff Atlanta Housing Project Series A (Education Revenue, AMBAC Insured)	5.50	09/01/2018	2,765,000	2,821,434
Georgia Environmental Loan Local Water Authority Loan Project (Miscellaneous Revenue)	4.00	03/15/2021	5,000,000	5,555,300
Georgia Municipal Electric Authority Power Revenue Prerefunded Balance (Utilities Revenue, NATL-RE IBC Bank of New York Insured)	6.50	01/01/2017	10,000	11,214
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, NATL-RE IBC Bank of New York Insured)	6.50	01/01/2017	930,000	1,065,101
Georgia Public Gas Partners Incorporated Series A (Energy Revenue)	5.00	10/01/2017	2,500,000	2,863,150
Georgia Public Gas Partners Incorporated Series A (Energy Revenue)	5.00	10/01/2019	5,000,000	5,799,400
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.00	03/15/2022	1,250,000	1,322,775
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.50	09/15/2022	1,000,000	1,041,830

				22,370,045

Guam: 0.56%
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Lease Revenue)	5.00	10/01/2015	1,000,000	1,020,340
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Lease Revenue)	5.00	10/01/2017	2,195,000	2,238,044
Guam Government Department of Education John F. Kennedy High School Series A (Lease Revenue)	6.00	12/01/2020	2,500,000	2,610,350
Guam Government Limited Obligation Revenue Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2014	1,635,000	1,735,405

				7,604,139

14	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Idaho: 0.26%
University of Idaho Series 2011 (Education Revenue)±§	5.25%	04/01/2041	$3,000,000	$3,498,180

Illinois: 12.82%
Champaign Coles IL Counties Community College District # 505 Series A (Tax Revenue)	4.00	12/01/2018	1,015,000	1,162,216
Chicago IL Board of Education Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	3.10	12/01/2018	13,920,000	11,238,173
Chicago IL Board of Education School Reform (Education Revenue)	5.25	12/01/2023	5,000,000	5,883,500
Chicago IL Board of Education Benito Juarez Community Academy Series G (Tax Revenue, NATL-RE Insured)	6.00	12/01/2022	1,630,000	1,791,403
Chicago IL CAB Project (Miscellaneous Revenue, NATL-RE Insured)±§	5.44	01/01/2018	1,725,000	1,958,807
Chicago IL O’Hare International Airport Third Lien Series C (Port Authority Revenue, Assured Guaranty Insured)	5.25	01/01/2025	4,075,000	4,565,997
Chicago IL O’Hare International Airport Third Lien Series F (Port Authority Revenue)	4.25	01/01/2021	735,000	805,413
Chicago IL Park District (Miscellaneous Revenue)	5.00	01/01/2036	1,500,000	1,587,135
Chicago IL GO Series A (Tax Revenue, AMBAC Insured)	5.00	01/01/2019	1,500,000	1,662,660
Chicago IL GO Series A (Tax Revenue)	5.25	01/01/2023	2,500,000	2,737,850
Chicago IL GO Series A Prerefunded (Tax Revenue, NATL-RE Insured)±§	5.65	01/01/2028	555,000	662,315
Chicago IL GO Series C (Tax Revenue)	5.00	01/01/2024	3,180,000	3,426,895
Chicago IL GO Series D (Miscellaneous Revenue, AGM Insured)±§	4.00	01/01/2040	20,000,000	20,000,000
Chicago IL Transit Authority Sales Tax Receipts Series A (Tax Revenue)	5.00	12/01/2018	1,135,000	1,355,939
Cook County IL Series A(Miscellaneous Revenue)	5.25	11/15/2022	1,000,000	1,143,630
DeKalb Kane La Salle Counties Illinois Community College District (GO - State)(z)	4.44	02/01/2023	1,000,000	613,320
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	01/01/2017	2,020,000	2,210,385
Du Page County IL Community Unit School District #108 Lake Park Project (Tax Revenue, AGM Insured)	5.60	01/01/2021	2,000,000	2,079,680
Du Page County IL High School District (GO - State, AGM Insured)	5.00	01/01/2021	1,000,000	1,110,420
Eureka IL Eureka College Project 1998 Series B (Education Revenue)±§	7.00	01/01/2019	560,000	560,834
Huntley IL Special Service Area # 9 (Tax Revenue, Assured Guaranty Insured)	4.60	03/01/2017	1,565,000	1,675,927
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue)±§	4.13	11/01/2036	4,560,000	4,752,158
Illinois Education Facilities Authority (Miscellaneous Revenue)±§	3.40	11/01/2036	1,275,000	1,334,517
Illinois Finance Authority DePaul University Series A (Education Revenue, XLCA Insured)	5.00	10/01/2019	1,550,000	1,678,542
Illinois Finance Authority East St. Louis Project (Miscellaneous Revenue, XLCA Moral Obligation Insured)	5.00	11/15/2013	1,255,000	1,266,232
Illinois Finance Authority Series A (Health Revenue, GO of Participants Insured)	4.90	07/01/2013	1,270,000	1,232,052
Illinois Finance Authority Series A (Health Revenue, GO of Participants Insured)	4.95	07/01/2014	1,685,000	1,598,458
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	04/01/2021	4,585,000	4,857,303
Illinois Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue)	10.00	01/01/2015	370,000	423,117
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, NATL-RE FGIC Insured)	5.00	02/01/2023	1,000,000	1,077,910
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, NATL-RE-IBC FGIC Insured)	5.25	02/01/2023	1,100,000	1,210,957
Illinois Regional Transportation Authority (Tax Revenue, AGM GO of Authority Insured)	5.75	06/01/2018	6,395,000	7,928,137

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois (continued)
Illinois State GO (Tax Revenue, AGM Insured)	5.00%	09/01/2016	$585,000	$644,816
Illinois State GO (Tax Revenue, AMBAC Insured)	5.00	04/01/2020	3,000,000	3,214,620
Illinois State Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	03/01/2016	2,705,000	2,875,469
Illinois State Series A (Miscellaneous Revenue)	5.00	10/01/2016	5,000,000	5,296,150
Illinois State Series A (Miscellaneous Revenue, NATL-RE FGIC-TCR Insured)	5.25	10/01/2015	5,200,000	5,553,756
Illinois State GO Series B (Miscellaneous Revenue)§	3.00	10/01/2033	12,675,000	12,675,000
Illinois State GO Series B (Tax Revenue)	5.00	06/15/2018	1,000,000	1,197,170
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	01/01/2026	3,500,000	3,921,715
Kane County IL School District #129 (Education Revenue, NATL-RE FGIC Insured)	5.00	02/01/2018	1,750,000	1,884,855
Kane Mchenry Cook and DeKalb County Unified School District (Education Revenue)	5.00	01/01/2024	2,000,000	2,153,700
Lake County IL Community High School District #117 Antioch CAB Series B (Tax Revenue, NATL-RE FGIC Insured)(z)	3.81	12/01/2016	1,000,000	829,710
Northern Cook County IL Solid Waste Agency Series A (Resource Recovery Revenue, NATL-RE Insured)	5.00	05/01/2013	1,200,000	1,262,004
Railsplitter IL Tobacco Settlement Authority (Tobacco Revenue)	5.50	06/01/2023	6,000,000	6,640,800
Regional Transportation Authority IL GO of Illinois (Tax Revenue, NATL-RE GO of Authority Insured)	6.50	07/01/2026	7,725,000	10,024,037
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	03/01/2025	1,975,000	1,596,017
Tazewell County IL School District #51 (Tax Revenue, NATL-RE FGIC Insured)	9.00	12/01/2017	455,000	617,376
Tazewell County IL School District #51 (Tax Revenue, NATL-RE FGIC Insured)	9.00	12/01/2018	535,000	752,274
University of Illinois Auxiliary Facilities Systems (Education Revenue)(z)	3.55	04/01/2020	8,270,000	6,177,111
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, AMBAC Insured)	5.50	04/01/2024	1,000,000	1,227,000
University of Illinois Board of Trustees Series B (Lease Revenue, AGM Insured)	5.00	10/01/2020	2,000,000	2,217,060
Will County IL Community Unified School District CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	3.53	11/01/2018	9,730,000	7,647,585

				174,000,107

Indiana: 2.98%
Fort Wayne IN Redevelopment Authority Grand Wayne Center Project (Lease Revenue)	5.00	02/01/2020	1,000,000	1,036,380
Hammond IN Multi-School Building Corporation First Mortgage (Lease Revenue, NATL-RE FGIC State Aid Withholding Insured)	5.00	07/15/2014	100,000	110,639
Indiana Bond Bank Common School Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	02/01/2018	1,470,000	1,530,902
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Morgal Obligation Insured)	4.00	08/01/2017	1,000,000	1,101,360
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Morgal Obligation Insured)	5.00	08/01/2016	1,340,000	1,524,250
Indiana Bond Bank Special Program BMA Index Series B2 (Energy Revenue)±§	0.76	10/15/2022	900,000	714,888
Indiana Bond Bank Special Program Series A (Energy Revenue)	5.00	10/15/2017	5,410,000	5,968,691
Indiana Bond Bank Special Program Series A (Energy Revenue)	5.25	10/15/2016	500,000	558,070
Indiana HEFA Ascension Health Series B3 (Health Revenue)±§	1.74	11/15/2031	15,000,000	14,988,000
Indiana State Bond Bank (Miscellaneous Revenue)	5.00	09/01/2022	1,545,000	1,804,158
Jasper County IN PCR Northern Series A (IDR, NATL-RE Insured)	5.60	11/01/2016	5,900,000	6,699,273
Jeffersonville IN Building Corporation First Mortgage Series C (Lease Revenue)	4.25	08/15/2017	980,000	1,068,347

16	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Indiana (continued)
Mt. Vernon IN School Building Corporation First Mortgage Series 2007 (Lease Revenue, AGM State Aid Withholding Insured)	5.00%	07/15/2019	$1,000,000	$1,158,080
Portage IN Redevelopment District (Tax Revenue, CIFC Insured)	4.00	01/15/2015	270,000	286,038
Portage IN Redevelopment District (Tax Revenue, CIFC Insured)	4.00	01/15/2016	240,000	256,406
Portage IN Redevelopment District (Tax Revenue, CIFC Insured)	4.00	07/15/2016	360,000	387,101
University of Southern Indiana Student Fee Series J (Education Revenue, Assured Guaranty Insured)	5.00	10/01/2019	1,000,000	1,193,040

				40,385,623

Iowa: 0.81%
Iowa Finance Authority PCFA Interstate Power (IDR, FGIC Insured)	5.00	07/01/2014	1,500,000	1,628,295
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12/01/2017	3,000,000	3,386,070
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12/01/2018	5,285,000	6,001,699

				11,016,064

Kansas: 1.81%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured)±§	5.25	12/01/2023	6,200,000	6,499,212
Junction City KS GO (Utilities Revenue)	5.00	09/01/2018	1,405,000	1,538,630
Junction City KS GO (Miscellaneous Revenue, AMBAC Insured)	5.00	09/01/2023	1,715,000	1,806,204
Kansas Development Finance Authority Health Facilities Series F (Health Revenue)	5.00	11/15/2021	1,300,000	1,477,164
Kansas Development Finance Authority Health Facilities Series F (Health Revenue)	5.25	11/15/2030	3,550,000	3,715,146
Kansas Development Finance Authority Health Facilities Hartford Series B-1 (Health Revenue, ACA Insured)	6.13	04/01/2012	30,000	30,036
Kansas Development Finance Authority Health Facilities Series F (Health Revenue)	5.00	11/15/2026	550,000	581,862
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2013	280,000	256,595
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2014	305,000	269,837
Wyandotte County & Kansas City KS Unified Government Special Obligation Sales Tax Second Lien Series A (Tax Revenue)(z)	4.87	06/01/2021	9,000,000	5,714,910
Wyandotte County & Kansas City KS Unified Government Special Obligation Sales Tax Second Lien Series B (Tax Revenue)	5.00	12/01/2020	1,460,000	1,529,700
Wyandotte County & Kansas City KS Unified Government Transportation Development District Legends Village West Project (Tax Revenue)	4.88	10/01/2028	1,445,000	1,133,314

				24,552,610

Kentucky: 1.34%
Kentucky Asset Liability Commission General Fund Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)±§	0.82	11/01/2027	4,625,000	3,866,916
Kentucky Asset Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE FGIC Insured)±§	0.84	11/01/2025	6,175,000	4,762,160
Kentucky State Property & Buildings Commission Series A Project # 95 (Miscellaneous Revenue)	5.00	08/01/2019	1,265,000	1,528,297
University of Kentucky COP Master Street Lease # 4 (Lease Revenue)	4.45	06/18/2018	7,681,457	8,027,046

				18,184,419

Louisiana: 1.89%
Louisiana Local Government Environmental Facilities & Community Development Authority (Housing Revenue, FNMA Insured)±§	4.25	04/15/2039	1,210,000	1,271,879

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Louisiana (continued)
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00%	07/01/2014	$200,000	$213,666
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	07/01/2016	100,000	110,651
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	07/01/2017	150,000	167,898
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	4.00	07/01/2015	505,000	532,684
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	4.13	07/01/2016	170,000	181,808
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	4.25	07/01/2017	55,000	59,464
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2014	100,000	99,977
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2016	740,000	725,703
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2019	1,465,000	1,379,210
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2020	500,000	464,240
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFC Insured)	5.00	07/01/2022	1,175,000	1,269,541
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2022	100,000	89,979
Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.25	06/01/2013	1,945,000	2,036,746
Louisiana State Correctional Facilities Corporation (Lease Revenue, AMBAC Insured)	5.00	09/01/2019	1,000,000	1,194,710
New Orleans LA Public Improvement Series A (Tax Revenue, Radian Insured)	5.00	12/01/2016	1,365,000	1,524,964
New Orleans LA Public Improvement Series A (Tax Revenue, Radian Insured)	5.00	12/01/2017	1,245,000	1,405,742
New Orleans LA Sewer Service (Water & Sewer Revenue, NATL-RE Insured)	5.00	06/01/2012	925,000	936,156
New Orleans LA Sewer Service (Water & Sewer Revenue, NATL-RE Insured)	5.00	06/01/2016	100,000	103,547
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.50	06/01/2016	690,000	762,540
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	12/01/2016	1,350,000	1,553,553
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	06/01/2020	740,000	745,483
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.63	06/01/2017	590,000	662,900
Parish of DeSoto LA PCR Southwestern Electrical Power (Utilities Revenue)±§	3.25	01/01/2019	5,000,000	5,173,850
Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Port Authority Revenue, NATL-RE Insured)	5.25	08/15/2013	1,000,000	1,025,820
Tobacco Settlement Financing Corporation (Tobacco Revenue)	5.88	05/15/2039	2,000,000	2,000,680

				25,693,391

Massachusetts: 3.14%
Massachusetts Development Finance Agency Revenue Lasell College (Education Revenue)	5.00	07/01/2021	2,820,000	2,923,635
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.50	04/15/2019	1,050,000	1,176,452
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.55	04/15/2020	615,000	686,801
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	01/01/2017	2,000,000	2,296,740

18	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Massachusetts (continued)
Massachusetts Educational Financing Authority Series I (Education Revenue)	5.50%	01/01/2018	$2,000,000	$2,321,640
Massachusetts State Construction Loan Series C (Tax Revenue, AGM Insured)	5.25	08/01/2025	5,000,000	5,809,950
Massachusetts State Series A (Miscellaneous Revenue)±	0.71	11/01/2018	2,650,000	2,376,971
Massachusetts State HEFA (Health Revenue)±	0.98	07/01/2038	14,000,000	13,813,240
Massachusetts State Series C (Miscellaneous Revenue, AGM Insured)±§	4.41	11/01/2019	4,175,000	4,276,202
Massachusetts State Water Resources (Utilities Revenue)	5.25	08/01/2027	5,500,000	6,867,355

				42,548,986

Michigan: 6.12%
Clinton MI Township Building Authority (Lease Revenue, AMBAC Insured)	5.50	11/01/2017	5,240,000	5,783,021
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	04/01/2015	4,235,000	3,812,474
Detroit MI City School District (Tax Revenue, FGIC Insured)	6.00	05/01/2021	2,030,000	2,420,572
Detroit MI City School District Series A (Tax Revenue, AGM Insured)	5.00	05/01/2019	8,000,000	8,520,000
Detroit MI District Aid (Tax Revenue)	5.00	11/01/2014	1,000,000	1,090,910
Detroit MI District Aid (Tax Revenue)	5.00	11/01/2018	3,000,000	3,468,510
Detroit MI District Aid (Tax Revenue)	5.00	11/01/2020	1,700,000	1,978,613
Detroit MI Municipal Bond Authority School District (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2016	5,000,000	5,348,600
Detroit MI Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	07/01/2017	3,130,000	3,596,933
Detroit MI Series A-1 (Tax Revenue, NATL-RE Insured)	5.00	04/01/2019	100,000	97,617
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	07/01/2033	10,000,000	12,155,300
Detroit MI Sewer Disposal System Authority (Utilities Revenue)§	5.25	07/01/2022	1,885,000	2,010,409
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue)±§	5.00	07/01/2022	1,500,000	1,567,845
Detroit MI Water Supply System Series A (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2015	1,000,000	1,098,860
Flint MI International Academy (Miscellaneous Revenue)	5.00	10/01/2017	515,000	509,139
Flint MI International Academy (Miscellaneous Revenue)	5.38	10/01/2022	2,270,000	2,134,549
Flint MI International Academy (Miscellaneous Revenue)	5.50	10/01/2027	435,000	388,912
Hazel Park MI School District (Education Revenue)	5.00	05/01/2020	1,160,000	1,350,391
Kent County MI (Tax Revenue)	5.00	01/01/2025	1,000,000	1,114,780
Macomb MI Interceptor Drainage (Sewer Revenue)	5.00	05/01/2024	1,750,000	2,048,585
Macomb MI Interceptor Drainage (Sewer Revenue)	5.00	05/01/2025	1,750,000	2,017,540
Macomb MI Interceptor Drainage (Sewer Revenue)	5.00	05/01/2026	1,930,000	2,200,528
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2018	1,075,000	1,103,681
Michigan Municipal Building Authority Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.50	05/01/2016	100,000	101,450
Michigan Municipal Building Authority School District (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2014	600,000	633,876
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11/01/2018	1,270,000	1,286,485
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10/01/2023	990,000	901,504
Michigan State Comprehensive Transportation Program (Tax Revenue)	5.25	05/15/2017	2,750,000	3,233,313
Michigan State Environmental Protection Program (Tax Revenue)	6.25	11/01/2012	110,000	114,137
Michigan State Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	09/15/2017	1,955,000	2,101,703
Michigan State Municipal Bond Authority (Lease Revenue)	5.00	06/01/2018	1,785,000	1,886,281

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Michigan (continued)
Michigan State Strategic Fund Limited Obligation Cadillac Place Office Building Project (Lease Revenue)	5.25%	10/15/2025	$4,165,000	$4,608,031
Western Townships MI Utilities Authority (Tax Revenue)	5.00	01/01/2017	1,500,000	1,746,615
Wyandotte MI Series A (Utilities Revenue, Assured Guaranty Insured)	4.00	10/01/2016	500,000	554,215

				82,985,379

Minnesota: 1.42%
Becker MN PCR Northern States Power Series B (IDR)±§	8.50	09/01/2019	3,800,000	4,018,804
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Port Authority Revenue, NATL-RE FGIC Insured)	5.00	01/01/2018	4,555,000	5,156,078
Minneapolis MN St. Mary’s Hospital & Rehabilitation (Health Revenue)	10.00	06/01/2013	85,000	92,003
Minneapolis St. Paul MN Metro Airports Commission Series A (Airport Revenue)	5.00	01/01/2024	2,000,000	2,200,140
Minnesota Tobacco Securitization Authority Tobacco Settlement Series B (Tobacco Revenue)	5.25	03/01/2031	2,925,000	3,008,392
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	01/01/2016	1,365,000	1,563,089
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	07/01/2023	2,500,000	2,709,875
St. Paul MN Housing & Redevelopment Authority Hmong Academy Project Series A (Miscellaneous Revenue)	5.50	09/01/2018	500,000	497,480

				19,245,861

Mississippi: 0.04%
Mississippi Development Bank Special Obligation Municipal Energy Agency Power Supply Project (Utilities Revenue, XLCA Insured)	5.00	03/01/2013	505,000	523,847

Missouri: 0.40%
Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFC Insured)	4.00	04/15/2026	1,500,000	992,370
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50	04/01/2021	945,000	970,893
Lake of the Ozarks Missouri Community Bridge Corporation (Transportation Revenue)	5.25	12/01/2014	260,000	246,194
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11/01/2025	1,000,000	1,030,310
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	09/01/2018	1,085,000	1,074,779
Ozark MO COP Community Center Project (Lease Revenue)	4.50	09/01/2013	145,000	150,094
Ozark MO COP Community Center Project (Lease Revenue)	4.50	09/01/2014	170,000	178,677
Ozark MO COP Community Center Project (Lease Revenue)	4.55	09/01/2016	225,000	234,835
St. Louis MO Lambert St. Louis International Airport Series A-1 (Port Authority Revenue)	6.00	07/01/2019	415,000	494,095

				5,372,247

Nebraska: 0.05%
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	04/01/2019	500,000	611,480
O’Neill NE St. Anthony’s Project (Health Revenue)	6.25	09/01/2012	115,000	117,076

				728,556

Nevada: 2.30%
Clark County NV Airport Revenue Series C (Port Authority Revenue, AGM Insured)	5.00	07/01/2023	5,000,000	5,583,750
Clark County NV Airport Revenue Series D (Port Authority Revenue)	5.00	07/01/2024	2,750,000	3,070,320

20	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Nevada (continued)
Clark County NV Las Vegas McCarran International Series A (Port Authority Revenue)	5.00%	07/01/2016	$3,000,000	$3,433,710
Clark County NV Las Vegas McCarran International Series A-2 (Port Authority Revenue, AMBAC Insured)	5.00	07/01/2027	3,500,000	3,687,250
Clark County NV School District Series A (Tax Revenue, NATL-RE FGIC Insured)	5.00	06/15/2019	7,500,000	8,395,575
Clark County NV Special Improvement District # 121A (Miscellaneous Revenue, AMBAC Insured)	4.25	12/01/2013	885,000	911,984
Clark County NV Unrefunded Balance (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	06/01/2031	2,340,000	2,346,575
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.50	06/01/2016	980,000	1,065,985
Reno-Sparks Indian Colony NV Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	06/01/2021	2,580,000	2,686,451

				31,181,600

New Hampshire: 0.39%
New Hampshire HEFA Exeter Project (Health Revenue)	6.00	10/01/2016	2,240,000	2,269,523
New Hampshire State HFA (Lease Revenue)	4.80	07/01/2028	2,850,000	3,022,112

				5,291,635

New Jersey: 3.37%
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue)±§	2.63	12/01/2029	2,000,000	2,026,880
New Jersey EDA (Tobacco Revenue, FGIC Insured)	5.00	06/15/2012	1,500,000	1,518,885
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12/01/2016	2,000,000	2,258,220
New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50	12/01/2029	6,930,000	6,925,565
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	06/01/2016	500,000	553,065
New Jersey HFFA Atlantic City Medical Center Project (Health Revenue)	6.00	07/01/2012	820,000	836,744
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10/01/2016	765,000	827,462
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, NATL-RE Insured)	5.50	03/01/2022	1,755,000	2,066,074
New Jersey State HEFAR Series 1A (Education Revenue)	4.75	12/01/2029	1,935,000	1,964,818
New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2017	2,000,000	2,239,640
New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2019	1,010,000	1,143,088
New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2027	2,235,000	2,299,748
New Jersey State Transportation Trust Authority (Housing Revenue)	5.25	12/15/2020	8,305,000	10,008,688
New Jersey Transportation Trust Fund Authority Facilities Center Series A (Transportation Revenue, AGM-CR Insured)	5.50	12/15/2022	8,010,000	9,873,366
Trenton NJ (Tax Revenue, Assured Guaranty State Aid Withholding Insured)	5.00	07/15/2020	1,000,000	1,185,030

				45,727,273

New Mexico: 0.33%
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	09/01/2025	2,510,000	2,634,697
New Mexico Mortgage Finance Authority SFMR Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	03/01/2028	1,000,000	1,097,490
Otero County NM Jail Project (Miscellaneous Revenue)	5.50	04/01/2013	705,000	695,229

				4,427,416

New York: 3.44%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12/01/2014	390,000	389,984

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

New York (continued)
Metropolitan NY Transportation Authority Series A (Transportation Revenue)	5.00%	11/15/2020	$5,000,000	$5,581,400
Metropolitan NY Transportation Authority Series B-2 (Miscellaneous Revenue, AGM Insured)(a)±§(m)(n)144A	0.59	11/01/2022	5,225,000	4,465,017
New York City NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, CitiBank NA LOC)	4.50	11/01/2015	275,000	306,716
New York City NY Transitional Finance Authority Future Tax Series A (Tax Revenue)	5.00	05/01/2023	2,875,000	3,416,880
New York City NY Trust for Cultural Resources (Tax Revenue)	5.00	07/01/2031	2,475,000	2,637,434
New York NY Unrefunded Balance Series F (Tax Revenue, NATL-RE-IBC Insured)	5.13	08/01/2013	5,000	5,019
New York State Dormitory Authority Hospital Series A (Health Revenue, FHA Insured)	6.00	08/15/2015	200,000	204,878
New York State Dormitory Authority Montefiore Medical Center (Health Revenue, NATL-RE FGIC FHA Insured)	5.00	02/01/2014	880,000	941,054
New York State Dormitory Authority Mount Sinai School of Medicine (Education Revenue, GO of Institution Insured)	5.50	07/01/2022	2,000,000	2,328,580
New York State Dormitory Authority North Shore Jewish Series B (Health Revenue)±§	1.02	05/01/2018	3,635,000	3,408,394
New York State Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	08/01/2018	1,500,000	1,643,955
New York Urban Development Corporation (Miscellaneous Revenue)	5.88	02/01/2013	8,500,000	8,525,415
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC-ICC Insured)	5.50	01/01/2019	3,000,000	3,716,100
Port Authority NY & NJ Special Obligation (Port Authority Revenue)	5.00	12/01/2020	5,000,000	5,155,850
Tobacco Settlement Financing Corporation New York Series B (Tobacco Revenue, XLCA-ICR Insured)	4.00	06/01/2012	100,000	101,564
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	09/01/2020	1,430,000	1,669,425
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, Assured Guaranty Insured)	5.00	04/01/2018	1,000,000	1,124,960
Yonkers NY (Miscellaneous Revenue, AGM Insured)	5.00	10/01/2024	1,000,000	1,081,720

				46,704,345

North Carolina: 0.81%
Charlotte NC COP Series E (Lease Revenue)	4.00	06/01/2017	90,000	102,417
Craven County NC COP (Lease Revenue, NATL-RE Insured)	5.00	06/01/2023	4,400,000	4,887,256
Nash NC Health Care System (Health Revenue, AGM Insured)	5.00	11/01/2014	1,600,000	1,746,016
North Carolina Eastern Municipal Power Agency Series B (Utilities Revenue)	5.00	01/01/2017	1,000,000	1,167,560
North Carolina Eastern Municipal Power Agency Unrefunded Balance Series B (Utilities Revenue, FGIC Insured)	5.50	01/01/2017	95,000	95,313
Pitt County NC COP School Facilities Project (Lease Revenue, NATL-RE Insured)	5.00	04/01/2023	2,755,000	3,053,008

				11,051,570

North Dakota: 0.20%
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured)	7.20	06/30/2013	815,000	845,196
North Dakota State Housing Finance Agency Series D (Housing Revenue)	4.50	01/01/2029	1,755,000	1,873,708

				2,718,904

Ohio: 0.60%
Akron Bath Copley OH Joint Township Akron General Health Systems Series A (Health Revenue)	5.00	01/01/2014	500,000	519,295

22	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Ohio (continued)
American Municipal Power OH Incorporated Hydroelec Project Series C (Utilities Revenue)	5.25%	02/15/2019	$2,570,000	$3,056,989
Kent OH State University General Receipts Series B (Education Revenue, Assured Guaranty Insured)	5.00	05/01/2018	1,165,000	1,379,908
Ohio State Building Authority (Lease Revenue)	5.00	10/01/2024	1,000,000	1,142,700
River South OH Authority Lazarus Building Redevelopment Series A (Lease Revenue)	5.75	12/01/2027	950,000	885,714
Summit County OH Port Authority (Port Authority Revenue)	5.25	01/01/2024	1,000,000	1,130,850

				8,115,456

Oklahoma: 0.23%
McClain County OK EDA Blanchard Public Schools Project (Lease Revenue)	4.50	09/01/2016	400,000	442,796
McClain County OK EDA Newcastle Public Schools Project (Lease Revenue)	5.00	09/01/2012	350,000	358,596
McGee Creek OK Authority (Water Sewer Revenue, NATL-RE Insured)	6.00	01/01/2023	1,970,000	2,259,787

				3,061,179

Pennsylvania: 4.95%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	08/15/2024	1,500,000	1,684,605
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	08/15/2025	1,500,000	1,662,675
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue)±§	1.01	02/01/2021	10,000,000	9,112,800
Allegheny County PA Series C-59B (Tax Revenue, AGM Insured)±§	0.84	11/01/2026	3,000,000	2,380,830
Beaver County PA IDA PCR First Energy Series B (IDR)±§	3.00	10/01/2047	2,600,000	2,610,036
Bucks County PA Water and Sewer Authority (Water & Sewer Revenue)	5.00	12/01/2026	2,400,000	2,712,336
Chester County PA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	5.65	12/15/2017	695,000	703,451
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10/01/2015	295,000	294,973
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	07/01/2013	930,000	933,218
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured)±§	5.25	12/01/2033	5,000,000	4,980,150
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured)±§	5.00	12/01/2033	3,975,000	3,968,243
Johnstown PA School District (Miscellaneous Revenue)	5.00	08/01/2024	2,730,000	3,035,105
Lycoming County PA College Authority (Education Revenue)	5.50	07/01/2026	3,000,000	3,370,500
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Municipal Government Guaranty Insured)	4.70	08/01/2017	565,000	607,607
Northampton County PA General Purpose Hospital Authority Saint Lukes Hospital Project Series C (Health Revenue)±§	4.50	08/15/2032	1,170,000	1,259,482
Pennsylvania State EDFA Waste Management Project (Resource Recovery Revenue)±§	2.63	12/01/2033	1,500,000	1,520,160
Pennsylvania State Turnpike Commission (Tax Revenue)	5.00	06/01/2017	325,000	374,475
Pennsylvania State Turnpike Commission Series C (Transportation Revenue)±§	1.15	12/01/2014	5,000,000	5,040,100
Philadelphia PA Authority for Industrial Development (Miscellaneous Revenue)	7.00	05/01/2026	740,000	757,708
Philadelphia PA Eighteenth Series AGC (Energy Revenue, Assured Guaranty Insured)	5.25	08/01/2016	895,000	969,849
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	08/01/2015	1,000,000	1,095,560
Philadelphia PA Gas Works 1998 General Ordinance Series A (Energy Revenue)	5.00	08/01/2016	1,000,000	1,112,300

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Pennsylvania (continued)
Philadelphia PA Gas Works Revenue Refunding 8th-1998 General Ordinance Series A (Energy Revenue)	5.25%	08/01/2017	$1,225,000	$1,390,289
Philadelphia PA IDA First Philadelphia Charter High Series A (Miscellaneous Revenue)	5.30	08/15/2017	955,000	966,976
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	5.00	05/01/2016	360,000	359,420
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	6.25	05/01/2021	285,000	290,213
Philadelphia PA IDR Master Charter School (Miscellaneous Revenue)	5.00	08/01/2020	840,000	866,914
Philadelphia PA School District (Education Revenue)	5.00	09/01/2021	2,200,000	2,519,132
Philadelphia PA School District Refunding Series 2010C (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2018	6,000,000	6,821,220
Reading PA School District (Education Revenue, State Aid Withholding Insured)	5.00	04/01/2021	3,295,000	3,787,372

				67,187,699

Puerto Rico: 0.84%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)±§	0.77	07/01/2029	4,000,000	2,595,400
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.25	07/01/2019	3,000,000	3,418,050
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2017	2,000,000	2,288,180
Puerto Rico Highway Transportation (Transportation Revenue)	4.95	07/01/2026	2,940,000	3,074,887

				11,376,517

Rhode Island: 0.53%
Providence RI Series A (Tax Revenue, AGM Insured)	4.00	01/15/2018	2,115,000	2,276,226
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	05/15/2015	2,060,000	2,251,498
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	05/15/2022	2,425,000	2,608,112

				7,135,836

South Carolina: 1.67%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10/01/2014	1,000,000	1,064,220
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	0.00	01/01/2012	12,297	12,297
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	8.03	01/01/2013	21,103	19,506
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	8.61	01/01/2014	22,075	18,664
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	9.40	01/01/2015	23,869	18,154
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	9.52	07/22/2051	133,365	3,470
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	9.66	01/01/2042	230,675	13,944
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	10.47	01/01/2032	297,803	39,507
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	14.03	01/01/2022	59,087	15,591
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	14.91	01/01/2021	55,876	15,694

24	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

South Carolina (continued)
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	15.74%	01/01/2020	$47,106	$14,376
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	17.14	01/01/2019	43,307	14,072
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	18.71	01/01/2018	39,781	13,996
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	20.68	01/01/2017	35,996	13,860
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	24.14	01/01/2016	26,606	11,057
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue)(z)	12.68	07/22/2051	51,744	429
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue)(z)	15.54	01/01/2032	102,842	5,486
Kershaw County SC Public Schools Foundation Installment Power Revenue (Lease Revenue, CIFC Insured)	5.00	12/01/2020	1,000,000	1,089,720
Lee County SC School Facilities Incorporated Series 2006 (Lease Revenue, Radian Insured)	6.00	12/01/2016	740,000	831,804
McCormick County SC Health Care Center Project Prerefunded (Health Revenue)	8.00	03/01/2019	1,255,000	1,448,270
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	01/01/2019	3,500,000	4,099,375
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10/01/2024	3,210,000	3,446,320
South Carolina Jobs EDA Palmetto Health (Health Revenue)±§	0.85	08/01/2039	1,980,000	1,952,498
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, XLCA Insured)	5.00	10/01/2022	6,450,000	7,029,984
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	10/01/2022	1,000,000	1,090,530
Tobacco Settlement Revenue Management Authority South Carolina (Tobacco Revenue)	5.00	06/01/2018	390,000	390,437

				22,673,261

South Dakota: 0.11%
Lower Brule Sioux Tribe South Dakota Series B (Tax Revenue)	5.25	05/01/2015	500,000	452,495
Rapid City SD Airport Project (Port Authority Revenue)	6.25	12/01/2026	920,000	1,014,309

				1,466,804

Tennessee: 1.92%
Lewisburg TN Industrial Development Board Waste Management Incorporated Project (Resource Recovery Revenue)±§	2.50	07/01/2012	1,250,000	1,254,488
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, NATL-RE Insured)	5.50	08/15/2019	725,000	853,949
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2016	2,000,000	2,038,280
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2017	3,140,000	3,222,205
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2018	1,000,000	1,017,360
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2015	1,165,000	1,194,777
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2016	1,820,000	1,870,305
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2019	8,030,000	8,020,203
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2020	6,650,000	6,601,721

				26,073,288

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas: 6.90%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00%	08/15/2034	$3,425,000	$3,564,911
Austin TX Electric Utilities Systems (Utilities Revenue)	5.00	11/15/2024	1,370,000	1,567,705
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	01/01/2019	1,310,000	1,427,939
Dallas Fort Worth TX International Dallas Airport (Airport Revenue)	5.00	11/01/2022	1,230,000	1,363,357
Eagle Pass TX International Bridges (Miscellaneous Revenue, AMBAC Insured)	5.25	02/15/2014	1,640,000	1,689,577
Galveston TX Wharves & Terminal (Port Revenue)	5.00	02/01/2026	2,000,000	2,046,840
Garza County TX Public Facilities Corporation (Lease Revenue)	5.25	10/01/2014	1,000,000	1,040,690
Garza County TX Public Facilities Corporation (Lease Revenue)	5.50	10/01/2016	1,000,000	1,057,620
Harris County TX Flood Control District (Utilities Revenue)	5.00	10/01/2023	530,000	615,844
Harris County TX Toll Road Project Series C (Tax Revenue, AGM Insured)	5.25	08/15/2027	4,000,000	4,957,240
Houston TX Airport Senior Lien Series A (Port Authority Revenue)	5.00	07/01/2025	1,000,000	1,099,380
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11/15/2031	3,000,000	3,377,940
Midtown TX Redevelopment Authority (Tax Revenue, AMBAC Insured)	5.00	01/01/2020	1,495,000	1,577,165
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	09/01/2016	1,135,000	1,281,880
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue)±§	1.27	07/01/2030	10,395,000	10,248,950
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, NATL-RE Insured)	4.50	08/15/2020	1,000,000	1,065,980
SA Energy Acquisition Public Facility Corporation Texas (Energy Revenue)	5.25	08/01/2016	1,000,000	1,034,660
SA Energy Acquisition Public Facility Corporation Texas (Energy Revenue)	5.50	08/01/2019	1,450,000	1,507,391
SA Energy Acquisition Public Facility Corporation Texas (Energy Revenue)	5.25	08/01/2015	1,265,000	1,314,892
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Energy Revenue)	5.63	12/15/2017	12,905,000	13,733,114
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)±§	1.07	09/15/2017	6,170,000	5,868,410
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±§	0.57	09/15/2017	9,550,000	9,097,617
Texas Municipal Gas Acquisition & Supply Corporation Series D (Energy Revenue)	6.25	12/15/2026	2,500,000	2,718,775
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Energy Revenue)±§	1.82	12/15/2026	735,000	507,231
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	06/30/2032	2,000,000	2,250,640
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	06/30/2033	2,000,000	2,262,900
Texas Private Activity Surface Transportation Corporation Senior Lien Note Mobility (Transportation Revenue)	7.50	12/31/2031	3,500,000	3,932,495
Texas State PFA Charter School Kipp Incorporated Series A (Miscellaneous Revenue, ACA Insured)	4.50	02/15/2016	855,000	877,982
Texas State PFA Cosmos Foundation Series A (Lease Revenue)	5.00	02/15/2018	860,000	872,866
Texas State PFA Uplift Education Series A (Miscellaneous Revenue)	5.00	12/01/2012	150,000	152,382
Tomball TX Independent School District Refunding School Building (Tax Revenue, PSF-GTD Insured)(z)	1.07	02/15/2015	825,000	797,668
University of Houston Texas (Education Revenue)	5.00	02/15/2024	2,600,000	2,954,302
University of Houston Texas Series B (Education Revenue)	5.25	07/01/2026	3,625,000	4,718,046
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, NATL-RE FHA Insured)	5.00	08/01/2016	920,000	1,006,940

				93,591,329

26	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Utah: 0.43%
Intermountain Power Agency Utah Series A (Utilities Revenue, AGM Insured)	5.00%	07/01/2018	$3,700,000	$3,932,249
Utah County UT Lakeview Academy Series A (Miscellaneous Revenue)	5.35	07/15/2017	775,000	760,802
Utah County UT Lincoln Academy Series A (Miscellaneous Revenue) 144A	5.45	06/15/2017	340,000	334,645
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) 144A	6.38	06/01/2037	970,000	838,507

				5,866,203

Vermont: 0.14%
Burlington VT Airport Authority (Miscellaneous Revenue)	6.50	12/15/2012	1,900,000	1,900,988

Virgin Islands: 1.23%
Virgin Islands PFA (Tax Revenue)	5.25	10/01/2029	2,040,000	2,096,018
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10/01/2019	3,000,000	3,357,000
Virgin Islands PFA Matching Fund Loan Diago Series A (Miscellaneous Revenue)	6.00	10/01/2014	500,000	543,120
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2017	5,000,000	5,503,700
Virgin Islands PFA Sub Matching Fund Loan Series A (Tax Revenue)	5.00	10/01/2025	5,000,000	5,211,950

				16,711,788

Virginia: 0.25%
Marquis VA CDA (Miscellaneous Revenue)(i)	5.63	09/01/2018	1,800,000	1,306,080
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	03/01/2021	744,000	744,246
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	06/01/2013	55,000	57,360
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	06/01/2015	210,000	226,241
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	03/01/2020	1,070,000	1,085,141

				3,419,068

Washington: 0.99%
Goat Hill Properties Washington Government Office Building Project (Lease Revenue, NATL-RE County Guaranty Insured)	5.00	12/01/2021	1,410,000	1,513,973
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, NATL-RE FGIC Insured)	5.00	01/01/2023	345,000	383,078
TES Properties Washington (Lease Revenue)	5.00	12/01/2024	1,480,000	1,647,432
TES Properties Washington (Lease Revenue)	5.50	12/01/2029	1,400,000	1,544,004
Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11/01/2013	800,000	833,592
Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11/01/2014	1,105,000	1,165,234
Washington State HEFAR Whitworth University Project (Education Revenue, US Bank NA Insured)	5.00	10/01/2015	1,010,000	1,091,588
Washington Tobacco Settlement Authority (Tobacco Revenue)	5.50	06/01/2012	250,000	253,843
Washington Tobacco Settlement Authority (Tobacco Revenue)	6.50	06/01/2026	4,835,000	4,948,913

				13,381,657

West Virginia: 0.25%
West Virginia EDA PCR Appalachian Power Company Amos Series C (Utilities Revenue)±§	4.85	05/01/2019	2,000,000	2,101,820
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	07/01/2020	1,100,000	1,308,483

				3,410,303

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	27

Security Name	Interest Rate	Maturity Date	Principal	Value

Wisconsin: 0.72%
Kenosha WI Unified School District #1 Series A (Tax Revenue)	4.50%	04/01/2015	$1,620,000	$1,780,364
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	06/01/2019	3,000,000	3,163,680
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)	4.00	05/01/2013	20,000	20,734
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)	4.15	05/01/2015	210,000	225,038
Wisconsin State HEFA (Health Revenue, AMBAC Insured)	5.50	02/15/2019	1,000,000	1,106,770
Wisconsin State HEFA Bell Tower Residence Project (Health Revenue, Allied Irish Bank plc LOC)	4.75	07/01/2015	890,000	941,122
Wisconsin State HEFA Series M (Health Revenue, NATL-RE Insured)(a)±§(m)(n)	0.46	06/01/2019	2,650,000	2,518,025

				9,755,733

Total Municipal Bonds and Notes (Cost $1,242,595,974)				1,301,788,676

	Yield		Shares
Short-Term Investments: 0.47%

Investment Companies: 0.47%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class(l)(u)	0.01		6,421,816	6,421,816

Total Short-Term Investments (Cost $6,421,816)				6,421,816

Total Investments in Securities
(Cost $1,249,017,790)*	96.42%	1,308,210,492
Other Assets and Liabilities, Net	3.58	48,528,100

Total Net Assets	100.00%	$1,356,738,592

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment.

§	These securities are subject to a demand feature which reduces the effective maturity.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(i)	Illiquid security.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,246,991,607 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$68,843,585
Gross unrealized depreciation	(7,624,700)

Net unrealized appreciation	$61,218,885

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Statement of Assets and Liabilities—December 31, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities, at value	$1,301,788,676
In affiliated securities, at value	6,421,816

Total investments, at value (see cost below)	1,308,210,492
Cash	131,250
Receivable for investments sold	31,642,064
Receivable for Fund shares sold	6,477,043
Receivable for interest	15,015,948
Prepaid expenses and other assets	106,972

Total assets	1,361,583,769

Liabilities
Distributions payable	1,325,705
Payable for investments purchased	312,526
Payable for Fund shares redeemed	2,370,388
Advisory fee payable	258,514
Distribution fees payable	36,869
Due to other related parties	224,662
Accrued expenses and other liabilities	316,513

Total liabilities	4,845,177

Total net assets	$1,356,738,592

NET ASSETS CONSIST OF
Paid-in capital	$1,294,364,247
Overdistributed net investment income	(51,445)
Accumulated net realized gains on investments	3,233,088
Net unrealized gains on investments	59,192,702

Total net assets	$1,356,738,592

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$242,835,147
Shares outstanding – Class A	21,454,040
Net asset value per share – Class A	$11.32
Maximum offering price per share – Class A2	$11.67
Net assets – Class C	$55,336,638
Shares outstanding – Class C	4,889,078
Net asset value per share – Class C	$11.32
Net assets – Administrator Class	$324,697,744
Shares outstanding – Administrator Class	28,672,943
Net asset value per share – Administrator Class	$11.32
Net assets – Institutional Class	$308,275,572
Shares outstanding – Institutional Class	27,202,926
Net asset value per share – Institutional Class	$11.33
Net assets – Investor Class	$425,593,491
Shares outstanding – Investor Class	37,616,529
Net asset value per share – Investor Class	$11.31

Total investments, at cost	$1,249,017,790

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended December 31, 2011 (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	29

Investment income
Interest	$25,130,722
Income from affiliated securities	429

Total investment income	25,131,151

Expenses
Advisory fee	2,058,614
Administration fees
Fund level	311,340
Class A	193,478
Class C	42,328
Administrator Class	163,356
Institutional Class	81,757
Investor Class	398,522
Shareholder servicing fees
Class A	302,309
Class C	66,137
Administrator Class	395,934
Investor Class	520,649
Distribution fees
Class C	198,412
Custody and accounting fees	34,892
Professional fees	23,181
Registration fees	66,757
Shareholder report expenses	32,868
Trustees’ fees and expenses	6,235
Other fees and expenses	13,060

Total expenses	4,909,829
Less: Fee waivers and/or expense reimbursements	(739,240)

Net expenses	4,170,589

Net investment income	20,960,562

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	5,519,230
Futures transactions	(160,300)

Net realized gains on investments	5,358,930

Net change in unrealized gains (losses) on investments	36,843,833

Net realized and unrealized gains (losses) on investments	42,202,763

Net increase in net assets resulting from operations	$63,163,325

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Statements of Changes in Net Assets

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011

Operations
Net investment income		$20,960,562		$39,268,813
Net realized gains on investments		5,358,930		12,710,358
Net change in unrealized gains (losses) on investments		36,843,833		(2,415,364)

Net increase in net assets resulting from operations		63,163,325		49,563,807

Distributions to shareholders from
Net investment income
Class A		(4,033,244)		(8,909,149)
Class C		(683,461)		(1,295,606)
Administrator Class		(5,609,812)		(11,218,880)
Institutional Class		(3,706,455)		(4,292,702)
Investor Class		(6,927,590)		(13,551,943)
Net realized gains
Class A		(17,975)		0
Class C		(4,101)		0
Administrator Class		(24,037)		0
Institutional Class		(21,756)		0
Investor Class		(31,823)		0

Total distributions to shareholders		(21,060,254)		(39,268,280)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,515,866	28,103,367	11,002,505	119,944,196
Class C	710,148	7,910,606	1,700,494	18,594,555
Administrator Class	7,128,896	79,338,255	13,355,775	144,810,130
Institutional Class	17,148,751	191,190,113	10,830,535	118,640,054
Investor Class	5,361,609	59,727,250	11,345,639	123,354,157

		366,269,591		525,343,092

Reinvestment of distributions
Class A	302,398	3,372,220	631,187	6,862,386
Class C	43,559	485,821	81,277	883,334
Administrator Class	396,393	4,423,308	615,258	6,687,401
Institutional Class	59,718	667,931	159,400	1,745,506
Investor Class	565,875	6,307,447	1,138,082	12,371,358

		15,256,727		28,549,985

Payment for shares redeemed
Class A	(3,280,433)	(36,520,262)	(14,406,806)	(155,798,206)
Class C	(447,825)	(4,984,649)	(1,313,366)	(14,166,146)
Administrator Class	(10,238,943)	(113,956,501)	(12,187,652)	(132,312,174)
Institutional Class	(1,781,814)	(19,831,438)	(9,338,095)	(101,035,321)
Investor Class	(4,948,065)	(55,101,757)	(18,574,950)	(201,758,793)

		(230,394,607)		(605,070,640)

Net asset value of shares issued in acquisition
Class A	0	0	4,281,757	46,515,298
Class C	0	0	1,371,429	14,898,374
Administrator Class	0	0	16,705,622	181,583,466

		0		242,997,138

Net increase in net assets resulting from capital share transactions		151,131,711		191,819,575

Total increase in net assets		193,234,782		202,115,102

Net assets
Beginning of period		1,163,503,810		961,388,708

End of period		$1,356,738,592		$1,163,503,810

Overdistributed net investment income		$(51,445)		$(51,445)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	31

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class A		2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.94	$10.81	$10.21	$10.53	$10.65
Net investment income	0.19	0.36	0.37	0.44	0.40
Net realized and unrealized gains (losses) on investments	0.38	0.13	0.60	(0.31)	(0.10)

Total from investment operations	0.57	0.49	0.97	0.13	0.30
Distributions to shareholders from
Net investment income	(0.19)	(0.36)	(0.37)	(0.44)	(0.40)
Net realized gains	(0.00)[2]	0.00	0.00	(0.01)	(0.02)

Total distributions to shareholders	(0.19)	(0.36)	(0.37)	(0.45)	(0.42)
Net asset value, end of period	$11.32	$10.94	$10.81	$10.21	$10.53
Total return[3]	5.22%	4.57%	9.64%	1.33%	2.86%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.85%	0.90%	0.96%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.34%	3.27%	3.47%	4.27%	4.13%
Supplemental data
Portfolio turnover rate	19%	52%	61%	92%	98%
Net assets, end of period (000’s omitted)	$242,835	$239,853	$220,688	$124,317	$30,506

1.	For the period from July 31, 2007 (commencement of class operations) to June 30, 2008.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class C		2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.94	$10.81	$10.21	$10.53	$10.65
Net investment income	0.15	0.28	0.29	0.36	0.33
Net realized and unrealized gains (losses) on investments	0.38	0.13	0.60	(0.31)	(0.10)

Total from investment operations	0.53	0.41	0.89	0.05	0.23
Distributions to shareholders from
Net investment income	(0.15)	(0.28)	(0.29)	(0.36)	(0.33)
Net realized gains	(0.00)[2]	0.00	0.00	(0.01)	(0.02)

Total distributions to shareholders	(0.15)	(0.28)	(0.29)	(0.37)	(0.35)
Net asset value, end of period	$11.32	$10.94	$10.81	$10.21	$10.53
Total return[3]	4.83%	3.80%	8.82%	0.56%	2.14%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.61%	1.63%	1.74%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	2.58%	2.54%	2.68%	3.51%	3.31%
Supplemental data
Portfolio turnover rate	19%	52%	61%	92%	98%
Net assets, end of period (000’s omitted)	$55,337	$50,157	$29,666	$9,603	$3,329

1.	For the period from July 31, 2007 (commencement of class operations) to June 30, 2008.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	33

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Administrator Class		2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.95	$10.82	$10.21	$10.53	$10.56
Net investment income	0.19	0.37	0.38	0.45	0.11
Net realized and unrealized gains (losses) on investments	0.37	0.13	0.62	(0.31)	(0.03)

Total from investment operations	0.56	0.50	1.00	0.14	0.08
Distributions to shareholders from
Net investment income	(0.19)	(0.37)	(0.39)	(0.45)	(0.11)
Net realized gains	(0.00)[2]	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.19)	(0.37)	(0.39)	(0.46)	(0.11)
Net asset value, end of period	$11.32	$10.95	$10.82	$10.21	$10.53
Total return[3]	5.18%	4.68%	9.85%	1.43%	0.80%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.77%	0.78%	0.85%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.43%	3.39%	3.51%	4.40%	4.31%
Supplemental data
Portfolio turnover rate	19%	52%	61%	92%	98%
Net assets, end of period (000’s omitted)	$324,698	$343,666	$139,551	$13,486	$10,834

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30,
Institutional Class			2011	2010	2009	2008¹
Net asset value, beginning of period	$10.96		$10.82	$10.22	$10.54	$10.56
Net investment income	0.20		0.39	0.39	0.46	0.12
Net realized and unrealized gains (losses) on investments	0.37		0.14	0.61	(0.30)	(0.02)

Total from investment operations	0.57		0.53	1.00	0.16	0.10
Distributions to shareholders from
Net investment income	(0.20)		(0.39)	(0.40)	(0.47)	(0.12)
Net realized gains	(0.00	)²	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.20)		(0.39)	(0.40)	(0.48)	(0.12)
Net asset value, end of period	$11.33		$10.96	$10.82	$10.22	$10.54
Total return³	5.27%		4.86%	10.05%	1.62%	0.87%
Ratios to average net assets (annualized)
Gross expenses	0.49%		0.49%	0.51%	0.56%	0.58%
Net expenses	0.42%		0.42%	0.42%	0.42%	0.44%
Net investment income	3.63%		3.55%	3.69%	4.48%	4.46%
Supplemental data
Portfolio turnover rate	19%		52%	61%	92%	98%
Net assets, end of period (000’s omitted)	$308,276		$129,033	$109,593	$6,347	$10

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	35

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30,
Investor Class			2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.94		$10.81	$10.20	$10.53	$10.60	$10.55
Net investment income	0.19		0.35	0.37	0.43	0.44	0.39
Net realized and unrealized gains (losses) on investments	0.37		0.13	0.61	(0.32)	(0.05)	0.07

Total from investment operations	0.56		0.48	0.98	0.11	0.39	0.46
Distributions to shareholders from
Net investment income	(0.19)		(0.35)	(0.37)	(0.43)	(0.44)	(0.39)
Net realized gains	(0.00	)¹	0.00	0.00	(0.01)	(0.02)	(0.02)

Total distributions to shareholders	(0.19)		(0.35)	(0.37)	(0.44)	(0.46)	(0.41)
Net asset value, end of period	$11.31		$10.94	$10.81	$10.20	$10.53	$10.60
Total return[2]	5.12%		4.54%	9.70%	1.18%	3.67%	4.41%
Ratios to average net assets (annualized)
Gross expenses	0.85%		0.85%	0.91%	0.95%	1.16%	1.23%
Net expenses	0.73%		0.73%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.30%		3.24%	3.44%	4.24%	4.07%	3.66%
Supplemental data
Portfolio turnover rate	19%		52%	61%	92%	98%	78%
Net assets, end of period (000’s omitted)	$425,593		$400,794	$461,890	$386,977	$460,702	$313,361

1. Amount is less than $0.005.

2. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	37

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $2,040,386 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

38	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Notes to Financial Statements (Unaudited)

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$1,294,805,634	$6,983,042	$1,301,788,676
Short-term investments
Investment companies	6,421,816	0	0	6,421,816
	$6,421,816	$1,294,805,634	$6,983,042	$1,308,210,492

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$6,939,000
Accrued discounts (premiums)	25,372
Realized gains (losses)	0
Change in unrealized gains (losses)	18,670
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2011	$6,983,042
Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$18,670

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	39

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $6,755 from the sale of Class A shares and $7,732 and $1,011 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011 were $334,531,247 and $229,079,951, respectively.

6. DERIVATIVE TRANSACTIONS

During the six month ended December 31, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

As of December 31, 2011, the Fund did not have any open futures contracts but had an average notional amount of $3,718,954 in short futures contracts during the six months ended December 31, 2011.

The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. ACQUISITION

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Intermediate Municipal Bond Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C, Class I and Class IS shares of Evergreen Intermediate Municipal Bond Fund received Class A, Class A, Class C, Administrator Class and Class A shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Intermediate Municipal Bond Fund for 22,358,808 shares of the Fund valued at $242,997,138 at an exchange ratio of 5.83 for each class of shares. The investment portfolio of Evergreen Intermediate Municipal Bond Fund with a fair value of $241,388,756, identified cost of $232,120,065 and unrealized gains of $9,268,691 at July 9, 2010 were the principal assets acquired by the Fund. The

40	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Notes to Financial Statements (Unaudited)

aggregate net assets of Evergreen Intermediate Municipal Bond Fund and the Fund immediately prior to the acquisition were $242,997,138 and $971,529,268, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,214,526,406. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Intermediate Municipal Bond Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed July 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended June 30, 2011 would have been:

Net investment income	$39,510,430
Net realized and unrealized gains (losses) on investments	$2,260,570
Net decrease in net assets resulting from operations	$41,770,570

8. BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $841 in commitment fees.

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	41

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

42	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	43

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

44	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207585 02-12 SA251/SAR251 12-11

Wells Fargo Advantage Minnesota Tax-Free Fund

Semi-Annual Report

December 31, 2011

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Minnesota Tax-Free Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Minnesota Tax-Free Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before

Letter to Shareholders	Wells Fargo Advantage Minnesota Tax-Free Fund	3

retreating later in the year, only to spike again during the fourth quarter. Yet “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index1, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage Minnesota Tax-Free Fund	Letter to Shareholders

opinion, the lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Minnesota Tax-Free Fund	5

Notice to Shareholders

Effective April 1, 2012, the Fund may invest up to 10% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■   Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■  Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■  Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage Minnesota Tax-Free Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Wendy Casetta

Bruce R. Johns1

Adrian Van Poppel1

FUND INCEPTION

January 12, 1988

CREDIT QUALITY[2] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[3] (AS OF DECEMBER 31, 2011)

1.	Effective January 3, 2012, Bruce Johns replaced Adrian Van Poppel as a portfolio manager of the Fund.

2.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

3.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	7

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (NMTFX)	01/12/1988	0.44	4.81	3.55	4.25	5.17	9.75	4.50	4.73	0.86%	0.85%
Class B (NWMBX)**	08/06/1993	(0.22)	3.93	3.38	4.18	4.78	8.93	3.73	4.18	1.61%	1.60%
Class C (WMTCX)	04/08/2005	3.78	7.93	3.74	3.94	4.78	8.93	3.74	3.94	1.61%	1.60%
Administrator Class (NWMIX)	08/02/1993					5.21	9.92	4.77	4.96	0.80%	0.60%
Barclays Capital Municipal Bond Index[7]						6.02	10.70	5.22	5.38
Barclays Capital Minnesota Municipal Bond Index[8]						5.25	9.47	5.49	5.35

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Minnesota municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

4.	Effective July 18, 2008, Class Z was renamed Administrator Class. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through October 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

7.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

8.	The Barclays Capital Minnesota Municipal Bond Index is the Minnesota component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

8	Wells Fargo Advantage Minnesota Tax-Free Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,051.72	$4.38	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Class B
Actual	$1,000.00	$1,047.77	$8.24	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Class C
Actual	$1,000.00	$1,047.77	$8.24	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Administrator Class
Actual	$1,000.00	$1,052.08	$3.09	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 98.78%

Guam: 1.97%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	01/01/2031	$1,000,000	$1,057,250
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.13	01/01/2042	500,000	519,635
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11/01/2040	1,000,000	1,094,330
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2013	500,000	522,815

				3,194,030

Michigan: 0.85%
Flint MI International Academy (Miscellaneous Revenue)	5.50	10/01/2027	1,550,000	1,385,778

Minnesota: 92.70%
Anoka County MN Capital Improvement Series A (Tax Revenue)	5.00	02/01/2024	500,000	572,340
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	01/01/2031	1,500,000	1,626,075
Baytown Township MN St. Croix Preparatory Academy Series A (Miscellaneous Revenue)	7.00	08/01/2038	2,150,000	2,144,668
Becker MN PCR Northern States Power Series B (IDR)±§	8.50	09/01/2019	1,000,000	1,057,580
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Lease Revenue)	4.38	05/01/2024	185,000	191,168
Center City MN Health Care Facilities Hazelden Foundation Project (Miscellaneous Revenue)	5.00	11/01/2041	1,400,000	1,431,780
Cuyuna Range MN Hospital District (Health Revenue)	4.75	06/01/2013	470,000	474,611
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA, FNMA, FHLMC Insured)	5.30	12/01/2039	509,656	543,288
Duluth MN Duluth Entertainment Convention Center Improvements Series A (Tax Revenue)	5.00	02/01/2034	1,000,000	1,055,720
Duluth MN Housing & RDA Public School Academy Series A (Miscellaneous Revenue)	5.60	11/01/2030	2,000,000	1,873,860
Elk River MN Independent School District # 728 Series A (Tax Revenue, AGM SD Credit Program Insured)	5.00	02/01/2021	3,400,000	3,805,484
Falcon Heights MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	5.50	11/01/2017	100,000	100,540
Falcon Heights MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	6.00	11/01/2027	800,000	745,032
Itasca County MN Independent School District # 318 (Tax Revenue, AGM SD Credit Program Insured)	5.00	02/01/2017	2,785,000	2,795,499
Lakeville MN (Miscellaneous Revenue)	5.00	02/01/2013	160,000	162,173
Lakeville MN (Miscellaneous Revenue)	5.00	02/01/2016	180,000	182,380
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	05/01/2024	1,735,000	1,783,007
Meeker County MN Memorial Hospital Project (Health Revenue)	5.63	11/01/2022	800,000	822,128
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.25	12/01/2016	500,000	530,950
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.63	12/01/2022	500,000	518,270
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.88	12/01/2029	600,000	614,928
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured)±(a)(m)(n)§	0.18	11/15/2017	1,300,000	1,114,174
Minneapolis & St. Paul MN Metropolitan Airports Commission Senior Series A (Airport Revenue, AMBAC Insured)	5.00	01/01/2018	1,000,000	1,162,840
Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport Revenue, NATL-RE Insured)	5.25	01/01/2017	320,000	335,949

10	Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Minnesota (continued)
Minneapolis & St. Paul MN Metropolitan Airports Commission Series B (Airport Revenue, AMBAC Insured)	5.00%	01/01/2020	$2,000,000	$2,106,980
Minneapolis & St. Paul MN Metropolitan Airports Commission Series C (Airport Revenue, NATL-RE FGIC Insured)	5.00	01/01/2022	2,000,000	2,109,920
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Port Authority Revenue, NATL-RE FGIC Insured)	5.00	01/01/2018	1,000,000	1,131,960
Minneapolis & St. Paul MN RDA Healthcare System Childrens Series A (Health Revenue)	5.25	08/15/2025	1,000,000	1,117,360
Minneapolis MN Development Limited Tax Supported Bond (Miscellaneous Revenue)	6.00	12/01/2040	1,000,000	1,080,920
Minneapolis MN Fairview Health Services Series A (Health Revenue)	6.63	11/15/2028	1,000,000	1,128,810
Minneapolis MN Fairview Health Services Series B (Health Revenue, Assured Guaranty Insured)	6.50	11/15/2038	1,900,000	2,163,359
Minneapolis MN St. Anthony Falls Project (Tax Revenue)	5.65	02/01/2027	500,000	472,805
Minneapolis MN St. Mary’s Hospital & Rehabilitation (Health Revenue)	10.00	06/01/2013	5,000	5,412
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 1A (Miscellaneous Revenue)	4.80	12/01/2016	555,000	607,425
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 2A (Miscellaneous Revenue)	5.00	06/01/2028	1,115,000	1,116,004
Minnesota Agricultural & Economic Development Board Essentia Health Series E (Health Revenue, Assured Guaranty Insured)	5.00	02/15/2037	4,030,000	4,164,965
Minnesota Agricultural & Economic Development Board Essentia Health Series A (Health Revenue)	4.75	02/15/2015	2,000,000	2,055,160
Minnesota Agricultural & Economic Development Board Evangelical Lutheran Project (Health Revenue)	6.00	02/01/2022	1,210,000	1,224,169
Minnesota Agricultural & Economic Development Board Health Care Essentia C1 (Health Revenue, Assured Guaranty Insured)	4.00	02/15/2020	50,000	55,417
Minnesota Agricultural & Economic Development Board Health Care Essentia C1 (Health Revenue, Assured Guaranty Insured)	5.00	02/15/2030	1,000,000	1,059,490
Minnesota Agricultural & Economic Development Board Health Care System Unrefunded Balance Series A (Health Revenue, NATL-RE Insured)	5.50	11/15/2017	1,095,000	1,098,624
Minnesota State (Tax Revenue)	5.00	06/01/2020	1,115,000	1,282,752
Minnesota State HEFAR Bethel University Series 6R (Education Revenue)	5.50	05/01/2025	1,535,000	1,560,389
Minnesota State HEFAR Carleton College Series D (Education Revenue)	5.00	03/01/2030	2,000,000	2,207,340
Minnesota State HEFAR Hamline University Series 7-E (Education Revenue)	5.00	10/01/2029	500,000	521,195
Minnesota State HEFAR Hamline University Series 7E (Education Revenue)	4.50	10/01/2021	300,000	324,246
Minnesota State HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	03/01/2036	275,000	277,079
Minnesota State HEFAR St. Benedict College Series V (Education Revenue)	5.00	03/01/2018	635,000	717,544
Minnesota State HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10/01/2030	500,000	522,260
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10/01/2018	1,100,000	1,239,403
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10/01/2025	1,030,000	1,132,310
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10/01/2030	1,000,000	1,089,330
Minnesota State HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	04/01/2029	1,000,000	1,063,450
Minnesota State HFA Residential Housing Finance Agency Series B (Housing Revenue, GO of Agency Insured)	5.00	07/01/2034	410,000	412,813
Minnesota State Highway & Various Purposes (Tax Revenue)	5.00	08/01/2022	4,500,000	5,234,895
Minnesota State Housing Finance Agency (Housing Revenue)	4.20	07/01/2021	1,600,000	1,701,584
Minnesota State Housing Finance Agency Residential Housing Finance Series B (Housing Revenue, GO of Agency Insured)	4.75	07/01/2026	805,000	810,675
Minnesota State Housing Finance Agency Residential Housing Finance Series Q (Housing Revenue, GO of Agency Insured)	5.25	07/01/2033	1,760,000	1,795,341
Minnesota State Housing Finance Agency Series A (Housing Revenue, NATL-RE Insured)	5.35	07/01/2017	430,000	448,262

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Minnesota (continued)
Minnesota State Housing Finance Agency Series B (Housing Revenue)	5.90%	07/01/2028	$750,000	$784,073
Minnesota State Housing Finance Agency Series D (Housing Revenue, AMBAC GO of Agency Insured)	5.80	07/01/2021	380,000	398,411
Minnesota State Municipal Power Agency (Utilities Revenue)	5.00	10/01/2037	1,100,000	1,146,772
Minnesota State Public Facilities Authority Series B (Water & Sewer Revenue)	5.00	03/01/2020	1,500,000	1,893,525
Minnesota State Public Safety Commission (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	06/01/2019	2,325,000	2,890,091
Minnesota State Various Purposes Series H (Tax Revenue)	5.00	11/01/2020	1,425,000	1,780,823
Montgomery MN Independent School District School Building #394 Series B (Tax Revenue, AGM SD Credit Program Insured)	5.00	02/01/2025	500,000	544,135
Mounds View MN Independent School District # 621 Series A (Tax Revenue, South Dakota Credit Program Insured)	4.00	02/01/2022	530,000	605,764
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.75	02/01/2027	695,000	777,615
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.90	02/01/2029	375,000	418,995
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	01/01/2016	1,500,000	1,717,680
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	01/01/2018	820,000	981,040
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	01/01/2021	615,000	709,095
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.00	05/01/2026	1,000,000	954,610
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.25	05/01/2035	900,000	836,451
Pine County MN Housing & RDA Public Project Series A (Lease Revenue)	5.00	02/01/2028	1,475,000	1,513,822
Plymouth MN COP Intermediate School District # 287 Series A (Lease Revenue)	5.00	02/01/2024	250,000	287,653
Robbinsdale MN Independent School District #281 Series A (Tax Revenue, South Dakota Credit Program Insured)	5.00	02/01/2018	1,520,000	1,882,778
Robbinsdale MN Independent School District #281 Series A (Tax Revenue, South Dakota Credit Program Insured)	5.00	02/01/2019	1,715,000	2,163,867
Rochester MN Series C (Utilities Revenue)	5.00	12/01/2030	1,000,000	1,076,590
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.00	09/01/2017	1,500,000	1,584,930
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.25	09/01/2034	950,000	952,271
South St. Paul MN Housing & RDA Airport Project (IDR, Assured Guaranty Insured)	4.70	09/01/2019	550,000	589,369
South St. Paul MN Housing & RDA Airport Project (IDR, Assured Guaranty Insured)	5.13	09/01/2029	500,000	513,635
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured)±§	3.78	01/01/2015	1,030,000	1,016,826
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured)(z)	3.05	01/01/2020	5,000,000	3,918,150
Southern Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.25	01/01/2030	2,000,000	2,193,580
St. Cloud MN Centracare Health System Series A (Health Revenue)	5.13	05/01/2030	1,000,000	1,052,930
St. Louis Park MN Nicollett Health Services (Health Revenue)	5.50	07/01/2029	1,000,000	1,044,310
St. Michael MN Independent School District # 885 (Tax Revenue, AGM SD Credit Program Insured)	5.00	02/01/2018	1,050,000	1,053,875
St. Michael MN Independent School District # 885 (Tax Revenue, AGM SD Credit Program Insured)	5.00	02/01/2019	2,000,000	2,007,380
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11/15/2024	2,000,000	2,154,320
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Lease Revenue)	6.63	09/01/2042	865,000	878,269
St. Paul MN Housing & RDA Community Peace Academy Project Series A (Miscellaneous Revenue)	5.00	12/01/2036	1,500,000	1,228,845

12	Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Minnesota (continued)
St. Paul MN Housing & RDA Community Peace Academy Project Series A (Miscellaneous Revenue)	4.35%	12/01/2014	$600,000	$598,356
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2012	225,000	225,340
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2013	200,000	203,888
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2014	225,000	232,304
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2015	200,000	208,162
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2021	500,000	517,730
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue)	5.75	09/01/2026	650,000	593,385
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue)	6.00	09/01/2036	500,000	440,010
St. Paul MN Housing & RDA Hope Community Academy Project Series A (Miscellaneous Revenue)	6.25	12/01/2019	450,000	433,143
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	08/01/2035	875,000	914,716
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.25	05/15/2018	1,700,000	1,702,992
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.30	05/15/2028	3,000,000	3,000,840
St. Paul MN Housing & RDA St. Paul Academy & Summit (Education Revenue)	5.00	10/01/2024	2,000,000	2,175,640
St. Paul MN Port Authority District Heating Series 14-S (IDR, Deutsche Bank AG LOC)±§	0.18	12/01/2028	3,000,000	3,000,000
Stillwater MN Private School Facilities Various Catholic Finance Corporation Project (Education Revenue)±§	0.25	12/01/2022	55,000	55,000
Tobacco Securitization Authority Minnesota Tobacco Settlement Series B (Tobacco Revenue)	3.50	03/01/2019	525,000	541,842
Tobacco Securitization Authority Minnesota Tobacco Settlement Series B (Tobacco Revenue)	4.00	03/01/2017	500,000	543,255
Tobacco Securitization Authority Minnesota Tobacco Settlement Series B (Tobacco Revenue)	5.25	03/01/2031	2,500,000	2,571,275
Tobacco Securitization Authority Minnesota Tobacco Settlement Series B (Tobacco Revenue)	5.00	03/01/2019	500,000	564,090
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (Tax Revenue)	5.13	12/01/2024	1,000,000	1,054,360
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.00	04/01/2021	1,180,000	1,428,756
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.13	04/01/2034	1,000,000	1,108,780
University of Minnesota Series C (Education Revenue)	5.00	12/01/2020	1,275,000	1,557,961
University of Minnesota State Supported Biomed Science (Education Revenue)	5.00	08/01/2036	1,000,000	1,078,120
University of Minnesota State Supported Stadium Debt (Education Revenue)	5.00	08/01/2025	5,000,000	5,671,850
Virginia MN Housing & RDA Healthcare Facility (Lease Revenue)	5.25	10/01/2025	2,085,000	2,122,655
Washington County MN Capital Improvement Plan Series A (Tax Revenue)	5.00	02/01/2021	2,495,000	2,924,839
Western Minnesota Municipal Power Agency (Utilities Revenue, NATL-RE Insured)	9.75	01/01/2016	280,000	362,040
Western Minnesota Municipal Power Agency Series B (Utilities Revenue, NATL-RE Insured)	5.00	01/01/2015	500,000	559,490

				150,627,391

Puerto Rico: 0.35%
Puerto Rico Electric Power Authority Series II Prerefunded (Utilities Revenue, XLCA Insured)	5.25	07/01/2022	25,000	25,883
University of Puerto Rico Series Q (Education Revenue)	5.00	06/01/2016	500,000	533,635

				559,518

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Virgin Islands: 2.91%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00%	10/01/2014	$750,000	$799,755
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10/01/2029	1,120,000	1,142,187
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	6.75	10/01/2037	650,000	707,837
Virgin Islands PFA Subordinated Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10/01/2039	1,000,000	1,041,350
Virgin Islands PFA Matching Fund Loan Series A (Tax Revenue)	5.00	10/01/2025	1,000,000	1,042,384

				4,733,513

Total Municipal Bonds and Notes (Cost $151,403,625)				160,500,230

	Yield
Short-Term Investments: 0.03%

U.S. Treasury Securities: 0.03%
U.S. Treasury Bill#	0.02	03/29/2012	50,000	49,998

Total Short-Term Investments (Cost $49,998)				49,998

Total Investments in Securities (Cost $151,453,623)*	98.81%	160,550,228
Other Assets and Liabilities, Net	1.19	1,941,036

Total Net Assets	100.00%	$162,491,264

±	Variable rate investment.

§	These securities are subject to a demand feature which reduces the effective maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(z)	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $151,446,896 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,688,567
Gross unrealized depreciation	(585,235)

Net unrealized appreciation	$9,103,332

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Minnesota Tax-Free Fund	Statement of Assets and Liabilities—December 31, 2011 (Unaudited)

Assets
Investments in unaffiliated securities, at value (see cost below)	$160,550,228
Cash	113,552
Receivable for investments sold	340,694
Receivable for Fund shares sold	192,928
Receivable for interest	2,272,416
Prepaid expenses and other assets	10,168

Total assets	163,479,986

Liabilities
Distributions payable	234,720
Payable for investments purchased	566,351
Payable for Fund shares redeemed	68,909
Payable for daily variation margin on open futures contracts	6,703
Advisory fee payable	30,443
Distribution fees payable	5,808
Due to other related parties	24,923
Accrued expenses and other liabilities	50,865

Total liabilities	988,722

Total net assets	$162,491,264

NET ASSETS CONSIST OF
Paid-in capital	$153,075,986
Undistributed net investment income	458,421
Accumulated net realized losses on investments	(118,346)
Net unrealized gains on investments	9,075,203

Total net assets	$162,491,264

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$53,873,173
Shares outstanding – Class A	4,953,428
Net asset value per share – Class A	$10.88
Maximum offering price per share – Class A2	$11.39
Net assets – Class B	$402,004
Shares outstanding – Class B	36,960
Net asset value per share – Class B	$10.88
Net assets – Class C	$8,306,629
Shares outstanding – Class C	763,810
Net asset value per share – Class C	$10.88
Net assets – Administrator Class	$99,909,458
Shares outstanding – Administrator Class	9,189,170
Net asset value per share – Administrator Class	$10.87

Investments in unaffiliated securities, at cost	$151,453,623

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended December 31, 2011 (Unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	15

Investment income
Interest	$3,602,511
Income from affiliated securities	354

Total investment income	3,602,865

Expenses
Advisory fee	287,962
Administration fees
Fund level	41,137
Class A	42,853
Class B	390
Class C	6,429
Administrator Class	51,230
Shareholder servicing fees
Class A	66,957
Class B	609
Class C	10,046
Administrator Class	128,075
Distribution fees
Class B	1,827
Class C	30,138
Custody and accounting fees	7,350
Professional fees	17,551
Registration fees	11,233
Shareholder report expenses	7,470
Trustees’ fees and expenses	5,390
Other fees and expenses	4,681

Total expenses	721,328
Less: Fee waivers and/or expense reimbursements	(118,102)

Net expenses	603,226

Net investment income	2,999,639

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,651,265
Futures transactions	(137,101)

Net realized gains on investments	2,514,164

Net change in unrealized gains (losses) on:
Unaffiliated securities	2,843,761
Futures transactions	(21,402)

Net change in unrealized gains (losses) on investments	2,822,359

Net realized and unrealized gains (losses) on investments	5,336,523

Net increase in net assets resulting from operations	$8,336,162

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Minnesota Tax-Free Fund	Statements of Changes in Net Assets

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011

Operations
Net investment income		$2,999,639		$7,049,473
Net realized gains (losses) on investments		2,514,164		(73,874)
Net change in unrealized gains (losses) on investments		2,822,359		(1,061,208)

Net increase in net assets resulting from operations		8,336,162		5,914,391

Distributions to shareholders from
Net investment income
Class A		(945,597)		(2,100,561)
Class B		(6,770)		(21,260)
Class C		(111,473)		(228,355)
Administrator Class		(1,935,799)		(4,698,740)
Net realized gains
Class A		(749,551)		(132,602)
Class B		(5,639)		(1,533)
Class C		(115,202)		(17,760)
Administrator Class		(1,412,406)		(260,936)

Total distributions to shareholders		(5,282,437)		(7,461,747)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	257,753	2,799,138	629,880	6,751,548
Class B	0	0	1,684	18,048
Class C	82,441	895,134	180,460	1,947,702
Administrator Class	436,972	4,742,445	2,270,666	24,045,069

		8,436,717		32,762,367

Reinvestment of distributions
Class A	125,625	1,361,028	159,394	1,696,383
Class B	823	8,909	1,685	17,970
Class C	18,008	195,044	19,376	205,969
Administrator Class	157,998	1,710,319	208,711	2,221,264

		3,275,300		4,141,586

Payment for shares redeemed
Class A	(358,258)	(3,876,162)	(1,153,299)	(12,143,307)
Class B	(14,294)	(155,126)	(46,443)	(500,384)
Class C	(54,953)	(593,624)	(85,298)	(899,217)
Administrator Class	(1,373,646)	(14,898,164)	(4,824,780)	(51,257,818)

		(19,523,076)		(64,800,726)

Net decrease in net assets resulting from capital share transactions		(7,811,059)		(27,896,773)

Total decrease in net assets		(4,757,334)		(29,444,129)

Net assets
Beginning of period		167,248,598		196,692,727

End of period		$162,491,264		$167,248,598

Undistributed net investment income		$458,421		$458,421

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Minnesota Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.68	$10.75	$10.36	$10.56	$10.70	$10.74
Net investment income	0.19 [1]	0.40	0.43 [1]	0.44 [1]	0.45 [1]	0.45
Net realized and unrealized gains (losses) on investments	0.35	(0.05)	0.40	(0.19)	(0.10)	(0.01)

Total from investment operations	0.54	0.35	0.83	0.25	0.35	0.44
Distributions to shareholders from
Net investment income	(0.19)	(0.40)	(0.43)	(0.44)	(0.46)	(0.45)
Net realized gains	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)	(0.03)

Total distributions to shareholders	(0.34)	(0.42)	(0.44)	(0.45)	(0.49)	(0.48)
Net asset value, end of period	$10.88	$10.68	$10.75	$10.36	$10.56	$10.70
Total return[2]	5.17%	3.39%	8.11%	2.49%	3.32%	4.14%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.86%	0.89%	0.94%	1.06%	1.07%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.53%	3.76%	3.97%	4.32%	4.26%	4.18%
Supplemental data
Portfolio turnover rate	18%	25%	25%	28%	39%	19%
Net assets, end of period (000’s omitted)	$53,873	$52,628	$56,885	$48,905	$43,617	$37,897

1.	Calculated based upon average shares outstanding.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Minnesota Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class B		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.68	$10.75	$10.36	$10.56	$10.69	$10.74
Net investment income	0.15 [1]	0.32 [1]	0.35 [1]	0.37 [1]	0.38 [1]	0.38
Net realized and unrealized gains (losses) on investments	0.35	(0.05)	0.40	(0.19)	(0.10)	(0.03)

Total from investment operations	0.50	0.27	0.75	0.18	0.28	0.35
Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.35)	(0.37)	(0.38)	(0.37)
Net realized gains	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)	(0.03)

Total distributions to shareholders	(0.30)	(0.34)	(0.36)	(0.38)	(0.41)	(0.40)
Net asset value, end of period	$10.88	$10.68	$10.75	$10.36	$10.56	$10.69
Total return[2]	4.78%	2.62%	7.30%	1.72%	2.64%	3.27%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.61%	1.65%	1.69%	1.82%	1.82%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.78%	3.00%	3.24%	3.58%	3.51%	3.43%
Supplemental data
Portfolio turnover rate	18%	25%	25%	28%	39%	19%
Net assets, end of period (000’s omitted)	$402	$539	$1,005	$2,166	$4,166	$6,200

1.	Calculated based upon average shares outstanding.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Minnesota Tax-Free Fund	19

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class C		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.68	$10.75	$10.36	$10.56	$10.69	$10.73
Net investment income	0.15 [1]	0.32	0.35 [1]	0.36 [1]	0.37 [1]	0.36
Net realized and unrealized gains (losses) on investments	0.35	(0.05)	0.40	(0.18)	(0.10)	(0.01)

Total from investment operations	0.50	0.27	0.75	0.18	0.27	0.35
Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.35)	(0.37)	(0.37)	(0.36)
Net realized gains	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)	(0.03)

Total distributions to shareholders	(0.30)	(0.34)	(0.36)	(0.38)	(0.40)	(0.39)
Net asset value, end of period	$10.88	$10.68	$10.75	$10.36	$10.56	$10.69
Total return[2]	4.78%	2.62%	7.30%	1.73%	2.63%	3.35%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.61%	1.64%	1.65%	1.79%	1.82%
Net expenses	1.60%	1.60%	0.60%	1.59%	1.60%	1.60%
Net investment income	2.77%	3.01%	3.19%	3.55%	3.49%	3.41%
Supplemental data
Portfolio turnover rate	18%	25%	25%	28%	39%	19%
Net assets, end of period (000’s omitted)	$8,307	$7,670	$6,489	$4,163	$2,103	$1,245

1.	Calculated based upon average shares outstanding.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Minnesota Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Administrator Class		2011	2010	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$10.68	$10.75	$10.36	$10.56	$10.69	$10.73
Net investment income	0.21 [2]	0.43 [2]	0.45 [2]	0.47 [2]	0.48 [2]	0.48
Net realized and unrealized gains (losses) on investments	0.34	(0.05)	0.40	(0.19)	(0.10)	(0.01)

Total from investment operations	0.55	0.38	0.85	0.28	0.38	0.47
Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.45)	(0.47)	(0.48)	(0.48)
Net realized gains	(0.15)	(0.02)	(0.01)	(0.01)	(0.03)	(0.03)

Total distributions to shareholders	(0.36)	(0.45)	(0.46)	(0.48)	(0.51)	(0.51)
Net asset value, end of period	$10.87	$10.68	$10.75	$10.36	$10.56	$10.69
Total return[3]	5.21%	3.65%	8.37%	2.74%	3.67%	4.40%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.80%	0.82%	0.86%	0.89%	0.89%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.78%	4.00%	4.22%	4.57%	4.49%	4.43%
Supplemental data
Portfolio turnover rate	18%	25%	25%	28%	39%	19%
Net assets, end of period (000’s omitted)	$99,909	$106,412	$132,313	$122,749	$111,194	$115,134

1.	On July 18, 2008, Class Z was converted to Administrator Class.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

22	Wells Fargo Advantage Minnesota Tax-Free Fund	Notes to Financial Statements (Unaudited)

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the Fund had $241,355 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to significant unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	23

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$159,386,056	$1,114,174	$160,500,230
Short-term investments
U.S. Treasury securities	49,998	0	0	49,998
	$49,998	$159,386,056	$1,114,174	$160,550,228

As of December 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(21,402)	$0	$0	$(21,402)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$1,105,833
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	8,341
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2011	$1,114,174
Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$8,341

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

24	Wells Fargo Advantage Minnesota Tax-Free Fund	Notes to Financial Statements (Unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $4,264 from the sale of Class A shares and $74 and $25 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011 were $28,980,697 and $37,499,401, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolios.

At December 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at December 31, 2011	Net Unrealized Gains (Losses)
March 2012	39 Short	5-Year U.S. Treasury Note	$4,807,055	$(21,402)

The Fund had an average notional amount of $4,219,182 in short futures contracts during the six months ended December 31, 2011.

On December 31, 2011, the cumulative unrealized losses on futures contracts in the amount of $21,402 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	25

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $120 in commitment fees.

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

26	Wells Fargo Advantage Minnesota Tax-Free Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	27

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Minnesota Tax-Free Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Minnesota Tax-Free Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207586 02-12 SA252/SAR252 12-11

Wells Fargo Advantage Municipal Bond Fund

Semi-Annual Report

December 31, 2011

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The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Municipal Bond Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Bond Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

Letter to Shareholders	Wells Fargo Advantage Municipal Bond Fund	3

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index1, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage Municipal Bond Fund	Letter to Shareholders

opinion, the lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Municipal Bond Fund	5

Notice to Shareholders

Effective April 1, 2012, the Fund may invest up to 10% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■    Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■   Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■    Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage Municipal Bond Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

FUND INCEPTION

October 23, 1986

CREDIT QUALITY[1] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF DECEMBER 31, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	7

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WMFAX)	04/08/2005	0.21	5.13	4.13	5.45	4.94	10.11	5.09	5.94	0.83%	0.77%
Class B (WMFBX)**	04/08/2005	(0.35)	4.29	3.98	5.41	4.65	9.29	4.32	5.41	1.58%	1.52%
Class C (WMFCX)	04/08/2005	3.66	8.29	4.30	5.17	4.66	9.29	4.30	5.17	1.58%	1.52%
Administrator Class (WMFDX)	04/08/2005					5.13	10.27	5.31	6.13	0.77%	0.62%
Institutional Class (WMBIX)	03/31/2008					5.09	10.41	5.33	6.08	0.50%	0.50%
Investor Class (SXFIX)	10/23/1986					5.03	10.08	5.07	5.95	0.86%	0.80%
Barclays Capital Municipal Bond Index[6]						6.02	10.70	5.22	5.38

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the Investor Class no such adjustment is reflected). If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.75% for Class A, 1.50% for Class B, 1.50% for Class C, 0.60% for Administrator Class, 0.50% for Institutional Class, and 0.78% for Investor Class shares . Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

8	Wells Fargo Advantage Municipal Bond Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,049.39	$3.92	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.86	0.76%
Class B
Actual	$1,000.00	$1,046.52	$7.77	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.66	1.51%
Class C
Actual	$1,000.00	$1,046.56	$7.77	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.66	1.51%
Administrator Class
Actual	$1,000.00	$1,051.26	$3.15	0.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$3.10	0.61%
Institutional Class
Actual	$1,000.00	$1,050.85	$2.42	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%
Investor Class
Actual	$1,000.00	$1,050.34	$4.07	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.01	0.79%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 98.51%

Alabama: 0.76%
Alabama Drinking Water Finance Authority Series A (Water & Sewer Revenue, AMBAC Insured)	5.13%	08/15/2016	$1,075,000	$1,079,365
Alabama Drinking Water Finance Revolving Federal Loan Series A (Water & Sewer Revenue, AMBAC Insured)	4.85	08/15/2022	800,000	801,184
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	01/01/2020	3,000,000	2,790,450
Jefferson County AL Limited Obligation Series A (Tax Revenue, AGM-CR Insured)	5.25	01/01/2018	775,000	771,218
Jefferson County AL Limited Obligation Subseries A-1 (Tax Revenue, AMBAC Insured)±§(m)(n)	0.80	01/01/2027	1,675,000	1,072,000
Jefferson County AL Limited Obligation Subseries A-2 (Tax Revenue, AMBAC Insured)±§(m)(n)	0.82	01/01/2027	2,350,000	1,504,000
Jefferson County AL Limited Obligation Subseries A-3 (Tax Revenue, AMBAC Insured)±§(m)(n)	0.75	01/01/2027	2,175,000	1,392,000
Jefferson County AL Limited Obligation Subseries A-4 (Tax Revenue, AMBAC Insured)±§(m)(n)	0.76	01/01/2027	175,000	112,000
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2014	2,860,000	2,833,488
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2015	460,000	451,752
Jefferson County AL Series C10 (Water & Sewer Revenue, AGM Insured)±(m)(n)	0.41	02/01/2042	750,000	465,000
Jefferson County AL Series C2 (Water & Sewer Revenue, FGIC Insured)±(m)(n)	0.76	02/01/2042	2,500,000	1,475,000
Jefferson County AL Series C9 (Water & Sewer Revenue, AGM Insured)±(m)(n)	0.44	02/01/2042	700,000	434,000
Jefferson County AL Subseries B1A (Water & Sewer Revenue, FGIC Insured)±(m)(n)	0.88	02/01/2042	3,000,000	1,770,000
Jefferson County AL Subseries B1E (Water & Sewer Revenue, FGIC Insured)±(m)(n)	0.85	02/01/2042	2,500,000	1,475,000

				18,426,457

Alaska: 0.12%
Alaska Industrial Development & Export Authority Lake Dorothy Hydro-Electric Project (Utilities Revenue, AMBAC Insured)	5.25	12/01/2021	3,000,000	3,000,660

Arizona: 4.36%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue)±§	1.06	01/01/2037	72,495,000	47,396,506
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)±§	1.10	02/01/2042	7,730,000	7,212,399
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue)±§	0.95	02/01/2042	4,045,000	3,791,823
Arizona School Facilities Board Refunding Revenue State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.00	07/01/2015	1,100,000	1,148,840
Arizona School Facilities Board Refunding Revenue State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2017	1,865,000	2,046,968
Arizona School Facilities Board Refunding Revenue State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2018	1,690,000	1,849,773
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project A (Tax Revenue, NATL-RE Insured)	5.00	07/01/2019	3,200,000	3,570,720
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue)§	7.75	05/01/2024	13,000,000	13,414,960
Maricopa County AZ Stadium Project (Miscellaneous Revenue, AMBAC Insured)	5.38	06/01/2017	2,770,000	2,667,372

10	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Arizona (continued)
Pima County AZ IDA Acclaim Charter School Project (Miscellaneous Revenue)	5.60%	12/01/2016	$600,000	$593,838
Pima County AZ IDA Constellation School Project (Lease Revenue)	7.00	01/01/2038	2,000,000	1,881,980
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12/01/2017	100,000	100,371
Pima County AZ IDA Legacy Traditional School Project (Miscellaneous Revenue)	8.50	07/01/2039	4,750,000	4,985,553
Pima County AZ IDA Series A (Education Revenue)§	7.75	07/01/2035	7,515,000	7,658,912
Pima County AZ IDA Series A (Education Revenue)§	8.13	07/01/2041	4,435,000	4,464,094
Tucson AZ Airport Authority Incorporated (Port Authority Revenue, NATL-RE Insured)	5.00	12/01/2017	1,000,000	1,103,430
Verrado AZ Community Facilities District # 1 (Tax Revenue)	6.00	07/15/2013	1,465,000	1,507,910

				105,395,449

Arkansas: 0.54%
Pulaski AR Technical College Student Tuition & Fee Capital (Education Revenue)§	5.00	04/01/2041	12,685,000	13,149,905

California: 15.06%
Access to Loans for Learning Student Loan Corporation California Student Loan Program Series D2 (Education Revenue, Guaranteed Student Loans Insured)	7.85	07/01/2025	2,500,000	2,320,025
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured)(z)	4.26	10/01/2018	9,180,000	6,896,842
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured)(z)	4.49	10/01/2019	12,000,000	8,496,600
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured)(z)	4.74	10/01/2020	7,150,000	4,739,664
Alameda CA Unified School District CAB Series A (Tax Revenue, AGM Insured)(z)	3.30	08/01/2018	3,000,000	2,414,640
Alameda County CA COP (Lease Revenue, NATL-RE Insured)(z)	5.63	06/15/2019	1,400,000	924,910
Alhambra CA Unified School District CAB Election 2008 Series B (Tax Revenue, AGM Insured)(z)	6.07	08/01/2031	2,175,000	674,250
Alhambra CA Unified School District CAB Election 2008 Series B (Tax Revenue, AGM Insured)(z)	6.12	08/01/2032	3,795,000	1,097,135
Alhambra CA Unified School District CAB Election 2008 Series B (Tax Revenue, AGM Insured)(z)	6.16	08/01/2034	5,000,000	1,270,150
Alhambra CA Unified School District CAB Election 2008 Series B (Tax Revenue, AGM Insured)(z)	6.16	08/01/2035	6,700,000	1,601,769
Alhambra CA Unified School District CAB Series B (Tax Revenue, Assured Guaranty Insured)(z)	5.86	08/01/2031	7,500,000	2,419,725
Anaheim CA PFA Public Improvements Project Series C (Lease Revenue, AGM Insured)(z)	5.14	09/01/2022	1,250,000	726,600
Bass Lake CA Unified Elementary School District CAB (Tax Revenue, AGM Insured)(z)	6.29	08/01/2037	1,305,000	267,564
Bass Lake CA Unified Elementary School District CAB (Tax Revenue, AGM Insured)(z)	6.35	08/01/2038	1,900,000	361,475
Bass Lake CA Unified Elementary School District CAB (Tax Revenue, AGM Insured)(z)	6.38	08/01/2039	2,005,000	355,507
California HFA MFHR Series B (Housing Revenue, AMBAC FHA Insured)	6.05	08/01/2016	590,000	590,667
California HFFA Community Program for Persons with Developmental Disabilities Series 2011-A (Miscellaneous Revenue, California Mortgages Insured)	6.25	02/01/2026	2,400,000	2,642,568

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
California HFFA Providence Health Services Series C (Health Revenue)±144A(h)	6.50%	10/01/2016	$10,050,000	$11,459,412
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.75	02/01/2039	4,000,000	4,213,040
California Public Works Department of General Services Buildings 8 & 9A (Lease Revenue)§	6.25	04/01/2034	4,000,000	4,364,160
California Statewide CDA Aspire Public Schools (Miscellaneous Revenue)	5.00	07/01/2020	1,000,000	1,001,750
California Statewide CDA Catholic Health Care West Series D (Health Revenue)	5.50	07/01/2031	1,690,000	1,771,576
California Statewide CDA COP SAVRS (Health Revenue, ACA Radian Insured)±§(m)(n)(a)	0.81	05/15/2029	1,900,000	1,767,874
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	08/15/2042	4,900,000	5,405,582
Castaic Lake Water Agency California Water System Improvement Project (Water & Sewer Revenue, AMBAC Insured)(z)	4.50	08/01/2021	10,300,000	6,710,553
Colton CA Unified School District CAB Series B (Tax Revenue, AGM Insured)(z)	5.86	08/01/2031	1,000,000	322,630
Colton CA Unified School District CAB Series B (Tax Revenue, AGM Insured)(z)	5.93	08/01/2032	1,000,000	300,290
Colton CA Unified School District CAB Series B (Tax Revenue, AGM Insured)(z)	5.95	08/01/2033	1,000,000	282,060
Colton CA Unified School District CAB Series B (Tax Revenue, AGM Insured)(z)	6.08	08/01/2037	15,000,000	3,240,000
Colton CA Unified School District CAB Series B (Tax Revenue, AGM Insured)(z)	6.13	08/01/2042	35,000,000	5,521,250
Corona-Norca CA Unified School District CAB Election 2006 Series C (Tax Revenue, AGM Insured)§(z)	0.61	08/01/2039	2,920,000	2,463,750
Elk Grove CA Unified School District Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured)	6.50	12/01/2024	500,000	549,675
Escondido CA Unified School District CAB Series A (Tax Revenue, Assured Guaranty Insured)(z)	5.79	08/01/2029	5,340,000	1,957,057
Evergreen CA Unified Elementary School District CAB (Tax Revenue, Assured Guaranty Insured)(z)	5.19	08/01/2025	2,570,000	1,279,140
Evergreen CA Unified Elementary School District CAB (Tax Revenue, Assured Guaranty Insured)(z)	5.44	08/01/2026	6,635,000	3,028,479
Evergreen CA Unified Elementary School District CAB (Tax Revenue, Assured Guaranty Insured)(z)	5.51	08/01/2027	6,130,000	2,623,456
Gilroy CA Unified School District CAB Series A (Tax Revenue, Assured Guaranty Insured)(z)	5.93	08/01/2032	9,800,000	2,942,842
Golden West School Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured)(z)	6.08	08/01/2019	2,650,000	1,682,273
Golden West School Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured)(z)	6.26	08/01/2020	2,755,000	1,622,750
Hawthorne CA School District CAB Series C (Tax Revenue, NATL-RE Insured)(z)	5.81	11/01/2025	1,265,000	572,729
Little Lake CA City School District CAB Series D (Tax Revenue)(z)	5.24	07/01/2027	1,265,000	566,480
Little Lake CA City School District CAB Series D (Tax Revenue)(z)	5.77	07/01/2029	1,470,000	543,165
M-S-R Energy Authority California Series B (Utilities Revenue)§	6.13	11/01/2029	30,000,000	32,324,700
M-S-R Energy Authority California Series B (Utilities Revenue)	6.50	11/01/2039	7,000,000	7,947,310
M-S-R Energy Authority California Series C (Utilities Revenue)	7.00	11/01/2034	2,370,000	2,832,363
Madera County CA COP Valley Children’s Hospital (Health Revenue, NATL-RE Insured)	6.50	03/15/2015	450,000	477,320
Merced CA City School District CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	5.36	08/01/2024	1,375,000	706,173

12	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Merced CA Union High School District CAB Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	4.03%	08/01/2020	$1,695,000	$1,201,518
Modesto CA High School District CAB Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	5.12	08/01/2024	2,215,000	1,170,118
Modesto CA Irrigation District Financing Water Project (Water & Sewer Revenue, NATL-RE Insured)±§	0.93	09/01/2027	11,685,000	7,930,493
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue)144A	6.50	03/01/2028	2,000,000	1,926,660
Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.85	07/01/2017	13,560,000	11,824,184
Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.88	07/01/2019	13,265,000	10,479,748
Northern California Gas Authority # 1 LIBOR (Energy Revenue)±§	0.96	07/01/2027	41,660,000	29,615,261
Norwalk-La Mirada CA Unified School District CAB Election 2002 Series E (Tax Revenue, Assured Guaranty Insured)(z)	5.82	08/01/2030	195,000	67,137
Norwalk-La Mirada CA Unified School District CAB Election 2002 Series E (Tax Revenue, Assured Guaranty Insured)(z)	6.22	08/01/2038	30,000,000	5,886,900
Oak Grove CA School District CAB Series A (Tax Revenue)(z)	5.51	08/01/2027	6,250,000	2,674,813
Oak Grove CA School District CAB Series A (Tax Revenue)(z)	5.79	08/01/2029	6,650,000	2,437,159
Oakland CA Unified School District Alameda County Election 2006 Series A (Tax Revenue)	6.50	08/01/2024	1,000,000	1,164,640
Oakland CA Unified School District Alameda County Election of 2006 Series A (Tax Revenue)	6.13	08/01/2029	5,000,000	5,473,350
Ontario Montclair CA School District CAB (Tax Revenue, Assured Guaranty Insured)(z)	4.98	08/01/2028	1,500,000	662,310
Ontario Montclair CA School District CAB (Tax Revenue, Assured Guaranty Insured)(z)	5.91	08/01/2030	2,000,000	677,480
Palo Alto CA Unified School District CAB Election 2008 (Tax Revenue)(z)	4.87	08/01/2031	9,325,000	3,624,068
Palomar CA College District CAB Election 2006 Series B (Tax Revenue)(z)	5.23	08/01/2024	5,125,000	2,674,379
Palomar CA College District CAB Election 2006 Series B (Tax Revenue)(z)	5.30	08/01/2025	2,000,000	981,060
Palomar CA College District CAB Election 2006 Series B (Tax Revenue)(z)	5.74	08/01/2027	1,720,000	711,977
Palomar CA College District CAB Election 2006 Series B (Tax Revenue)(z)	5.84	08/01/2028	2,420,000	931,482
Palomar CA College District CAB Election 2006 Series B (Tax Revenue)(z)	5.90	08/01/2029	3,345,000	1,203,096
Palomar CA College District CAB Election 2006 Series B (Tax Revenue)(z)	6.12	08/01/2032	1,740,000	503,034
Palomar CA Pomerado Health CAB Election 2004 (Tax Revenue)(z)	6.47	08/01/2039	18,915,000	3,274,187
Palomar CA Pomerado Health CAB Election 2004 Series A (Tax Revenue, NATL-RE Insured)(z)	4.34	08/01/2019	4,340,000	3,130,963
Palomar CA Pomerado Health CAB Election 2004 Series A (Tax Revenue)(z)	6.46	08/01/2038	10,000,000	1,849,400
Palomar CA Pomerado Health CAB Election 2004 Series B (Tax Revenue)(z)	6.38	08/01/2034	12,575,000	3,050,821
Palomar CA Pomerado Health CAB Election 2004 Series B (Tax Revenue)(z)	6.41	08/01/2035	13,880,000	3,141,183
Palomar CA Pomerado Health CAB Election 2004 Series B (Tax Revenue)(z)	6.43	08/01/2036	6,615,000	1,398,940
Palomar CA Pomerado Health CAB Election 2004 Series B (Tax Revenue)(z)	6.45	08/01/2037	5,000,000	987,750
Pasadena CA PFA CAB Rose Bowl Series A (Lease Revenue)(z)	5.74	03/01/2027	2,095,000	887,882
Pasadena CA PFA CAB Rose Bowl Series A (Lease Revenue)(z)	5.84	03/01/2028	4,450,000	1,754,413
Pasadena CA PFA CAB Rose Bowl Series A (Lease Revenue)(z)	5.90	03/01/2029	4,520,000	1,665,575
Pasadena CA PFA CAB Rose Bowl Series A (Lease Revenue)(z)	5.95	03/01/2030	6,725,000	2,317,570
Pasadena CA PFA CAB Rose Bowl Series A (Lease Revenue)(z)	5.97	03/01/2031	2,185,000	707,481
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	5.75	12/01/2012	130,000	132,941
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50	05/01/2014	915,000	925,486
Rialto CA Unified School District CAB Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	5.89	06/01/2025	11,685,000	5,363,298
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Lease Revenue, Assured Guaranty Insured)	5.88	08/01/2037	3,845,000	4,166,019

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Lease Revenue)	6.25%	07/01/2024	$5,420,000	$6,000,482
Rowland CA Unified School District CAB Series B (Tax Revenue)(z)	6.09	08/01/2039	20,600,000	3,936,866
Sacramento County CA Sanitation District Financing Authority Regulation B (Water & Sewer Revenue, NATL-RE FGIC Insured)±	0.88	12/01/2035	24,000,000	15,087,360
San Bernardino CA Unified School District CAB Series D (Tax Revenue, AGM Insured)(z)	6.16	08/01/2035	5,900,000	1,410,513
San Bernardino CA Unified School District CAB Series D (Tax Revenue, AGM Insured)(z)	6.30	08/01/2036	5,000,000	1,088,050
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12/01/2019	1,040,000	1,063,587
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12/01/2020	2,000,000	2,063,980
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12/01/2021	2,585,000	2,705,978
San Buenaventura CA Community Mental Health System (Health Revenue)§	6.50	12/01/2022	2,500,000	2,597,950
San Buenaventura CA Community Mental Health System (Health Revenue)§	7.50	12/01/2041	4,000,000	4,303,920
San Buenaventura CA Community Mental Health System (Health Revenue)§	8.00	12/01/2031	1,500,000	1,687,050
San Diego CA Unified School District CAB Series A (Tax Revenue)(z)	5.30	07/01/2027	2,350,000	1,042,860
San Diego CA Unified School District CAB Series A (Tax Revenue)(z)	5.40	07/01/2028	2,800,000	1,160,292
San Diego CA Unified School District CAB Series A (Tax Revenue)(z)	5.45	07/01/2029	1,830,000	712,822
San Diego CA Unified School District CAB Series A (Tax Revenue)(z)	5.61	07/01/2030	3,085,000	1,108,317
San Diego CA Unified School District CAB Series C (Tax Revenue)(z)	5.61	07/01/2030	2,750,000	987,965
San Diego CA Unified School District CAB Series C (Tax Revenue)(z)	5.64	07/01/2031	2,000,000	675,980
San Diego CA Unified School District CAB Series C (Tax Revenue)(z)	5.78	07/01/2032	1,500,000	466,365
San Diego CA Unified School District CAB Series C (Tax Revenue)(z)	5.81	07/01/2033	1,000,000	291,850
San Diego CA Unified School District CAB Series C (Tax Revenue)(z)	5.84	07/01/2034	2,000,000	547,600
San Diego CA Unified School District CAB Series C (Tax Revenue)(z)	5.86	07/01/2035	1,500,000	385,965
San Diego CA Unified School District CAB Series C (Tax Revenue)(z)	5.87	07/01/2036	14,395,000	3,487,765
San Jose CA MFHR Lenzen Housing Series B (Housing Revenue, GNMA Insured)	5.45	02/20/2043	1,000,000	1,001,010
San Rafael CA City High School District CAB Series B (Tax Revenue, NATL-RE FGIC Insured)(z)	5.19	08/01/2025	2,905,000	1,445,877
Santa Ana CA Finance Authority Police Administrative & Holding Facilities Project Series A (Lease Revenue, NATL-RE Insured)	6.25	07/01/2015	300,000	331,980
Santa Ana CA Finance Authority Police Administrative & Holding Facilities Project Series A (Lease Revenue, NATL-RE Insured)	6.25	07/01/2018	4,285,000	4,842,736
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue)(z)	4.53	08/01/2023	2,285,000	1,358,158
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue)(z)	4.73	08/01/2024	2,265,000	1,255,263
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue)(z)	4.87	08/01/2025	2,165,000	1,124,241
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue)(z)	5.00	08/01/2026	1,525,000	740,998
South Pasadena CA Unified School District CAB (Tax Revenue)(z)	5.42	08/01/2029	425,000	165,652
Student Education Loan Marketing Corporation California Series IV D1 (Education Revenue, Guaranteed Student Loans Insured)	5.88	01/01/2018	4,975,000	4,409,243
Sylvan CA Unified School District CAB (Tax Revenue, AGM Insured)(z)	6.29	08/01/2037	1,085,000	222,458
Tahoe-Truckee CA Unified School District CAB #2-A (Tax Revenue, NATL-RE FGIC Insured)(z)	5.23	08/01/2024	2,965,000	1,547,226
Union Elementary School District California CAB Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	3.54	09/01/2019	1,750,000	1,335,373

14	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Union Elementary School District California CAB Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	4.55%	09/01/2022	$1,610,000	$994,143
Union Elementary School District California CAB Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	4.92	09/01/2024	2,800,000	1,510,712
West Contra Costa CA Unified School District 2005 Series C-1 (Tax Revenue, Assured Guaranty Insured)(z)	5.94	08/01/2028	11,355,000	4,300,706
West Contra Costa CA Unified School District 2005 Series C-1 (Tax Revenue, Assured Guaranty Insured)(z)	6.12	08/01/2032	10,000,000	2,891,000
West Contra Costa CA Unified School District CAB Series D-2 (Tax Revenue, AGM Insured)(z)	6.18	08/01/2036	20,000,000	4,478,600
Wiseburn CA School District CAB 2010 Election Series B (Tax Revenue, AGM Insured)(z)	6.26	08/01/2034	2,000,000	497,040

				364,120,639

Colorado: 2.31%
Aurora CO Housing Authority MFHR 6th Avenue Project Series A (Housing Revenue, U.S. Bank NA LOC)	5.70	12/01/2018	3,800,000	3,806,156
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12/01/2033	2,200,000	2,569,468
Colorado ECFA Charter School Banning Lewis (Miscellaneous Revenue)144A	6.13	12/15/2035	4,230,000	3,731,706
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue)	5.75	07/01/2019	1,295,000	1,232,141
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue)	5.50	10/01/2017	335,000	344,437
Colorado ECFA Charter School Monument Academy Project Series A (Miscellaneous Revenue)	7.25	10/01/2039	500,000	513,170
Colorado ECFA Charter School Series A (Lease Revenue)	6.25	11/01/2040	4,285,000	4,565,796
Colorado ECFA Charter School Series B (Lease Revenue)	7.25	11/01/2034	4,330,000	4,464,490
Colorado ECFA Twin Peaks Charter Academy (Lease Revenue, Moral Obligation Insured)§	6.50	03/15/2043	1,290,000	1,377,668
Colorado ECFA Union Colony Charter School Project (Miscellaneous Revenue)144A	5.75	12/01/2037	1,605,000	1,317,240
Colorado HFA Catholic Health Initiatives Series D (Health Revenue)	6.25	10/01/2033	4,000,000	4,455,120
Colorado HFA Series A2 (Housing Revenue, NATL-RE-IBC Insured)	6.50	08/01/2031	530,000	548,767
Colorado HFA Series B2 (Housing Revenue)§	7.10	04/01/2017	110,000	113,928
Colorado HFA Series B3 (Housing Revenue, AGM-CR Insured)	6.70	08/01/2017	465,000	496,304
Colorado HFA SFHR Series D-2 (Housing Revenue)	6.90	04/01/2029	200,000	211,452
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.25	12/15/2020	475,000	500,949
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.75	12/15/2025	455,000	475,962
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	7.38	12/15/2040	3,905,000	4,058,388
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12/01/2017	3,655,000	3,899,337
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12/01/2020	3,730,000	3,878,566
E-470 Public Highway Authority Colorado CAB Senior Lien Series B (Transportation Revenue, NATL-RE Insured)(z)	4.70	09/01/2016	4,460,000	3,587,981
E-470 Public Highway Authority Colorado CAB Series B (Miscellaneous Revenue, NATL-RE Insured)(z)	5.57	09/01/2020	2,500,000	1,552,200

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Colorado (continued)
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Port Authority Revenue)	5.15%	05/01/2017	$2,290,000	$2,297,763
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Port Authority Revenue)	5.05	05/01/2015	390,000	392,410
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Port Authority Revenue)	5.25	05/01/2020	290,000	282,518
Larimer County CO School District # 1 (Tax Revenue, NATL-RE-IBC Insured)	7.00	12/15/2016	2,250,000	2,757,285
Public Authority for Colorado Energy Natural Gas (Utilities Revenue)	5.75	11/15/2018	2,210,000	2,366,424

				55,797,626

Connecticut: 0.56%
Connecticut Development Authority Water Facilities (IDR, AMBAC-TCRS Insured)	6.15	04/01/2035	1,000,000	1,000,120
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured)	6.38	07/01/2016	900,000	902,025
Connecticut HEFA University of Hartford Series G (Education Revenue, Radian Insured)	5.25	07/01/2026	850,000	866,354
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, AMBAC Insured)	5.25	06/15/2022	2,000,000	2,033,840
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	01/01/2014	3,755,000	3,765,364
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	01/01/2015	5,000,000	5,012,950
New Haven CT Escrowed to Maturity Series C (Tax Revenue, NATL-RE Insured)	5.00	11/01/2019	5,000	5,241

				13,585,894

District of Columbia: 0.40%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11/15/2021	6,095,000	6,382,928
District of Columbia HFA SFHR Series B (Housing Revenue, GNMA/FNMA Insured)	5.85	12/01/2018	590,000	607,328
District of Columbia Tobacco Settlement Financing Corporation Asset-Backed Bonds (Tobacco Revenue)	5.70	05/15/2012	205,000	207,669
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10/01/2035	2,000,000	2,395,340

				9,593,265

Florida: 6.99%
Alachua County FL Health Facilities Authority Shands Teaching Hospital Series A (Health Revenue, NATL-RE Insured)	6.25	12/01/2016	4,000,000	4,426,360
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00	09/01/2021	2,200,000	2,338,006
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	05/01/2020	2,080,000	1,923,147
Collier County FL School Board Refunding COP (Lease Revenue, AGM Insured)	5.25	02/15/2021	1,000,000	1,196,140
Connerton FL West Community Development District Series B (Miscellaneous Revenue)^^(i)	5.13	05/01/2016	3,275,000	1,314,421
Escambia County FL Health Facilities Authority Ascension Health Series C (Health Revenue)	5.75	11/15/2032	5,000,000	5,115,150

16	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida (continued)
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60%	12/15/2047	$1,760,000	$1,853,509
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12/15/2042	2,815,000	2,918,311
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	6.00	09/15/2030	4,750,000	4,712,618
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	6.00	09/15/2040	4,000,000	3,805,600
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)§	7.50	06/15/2033	5,775,000	5,947,904
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)§	7.63	06/15/2041	5,000,000	5,149,600
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured)±§	4.75	12/01/2015	145,000	146,698
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	05/01/2023	565,000	368,527
Heritage Isles FL Community Development District (Miscellaneous Revenue)^^(i)	7.10	10/01/2023	2,150,000	405,275
Hollywood FL Community Redevelopment Agency (IDR)	5.13	03/01/2014	2,110,000	2,166,421
Indigo FL Community Development District Series C (Miscellaneous Revenue)	1.40	05/01/2030	2,700,000	2,017,602
Jacksonville FL Economic Development Commission ID Metropolitan Parking Solutions Project (IDR, ACA Insured)	5.75	10/01/2024	10,000,000	10,294,200
Jacksonville FL Economic Development Commission ID Metropolitan Parking Solutions Project (IDR, ACA Insured)	5.88	06/01/2025	5,000,000	5,175,350
Jacksonville FL HCFR Jacksonville Medical Center Series A (Health Revenue)	7.00	10/01/2029	3,470,000	3,350,077
Jacksonville FL Port Authority (Port Authority Revenue, Assured Guaranty Insured)	6.00	11/01/2038	5,000,000	5,063,400
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	05/01/2031	1,371,508	1,365,555
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	05/01/2032	2,700,000	2,388,690
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue)	7.65	05/01/2032	1,765,000	1,765,018
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)§	5.75	02/01/2026	3,055,000	3,382,740
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)§	5.75	02/01/2027	5,355,000	5,887,180
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)§	6.00	02/01/2028	2,180,000	2,438,831
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)§	6.00	02/01/2029	4,000,000	4,468,560
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)§	6.00	02/01/2030	2,000,000	2,224,780
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)§	6.00	02/01/2031	2,000,000	2,209,060
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	04/01/2028	1,200,000	1,289,064
Miami-Dade County FL IDA Airis Miami II LLC Project (IDR, AMBAC Insured)	6.00	10/15/2025	1,715,000	1,528,442
Miami-Dade County FL IDA Series C (IDR)±§	3.00	07/01/2032	5,000,000	5,000,000
North Springs FL Improvement District Series B (Miscellaneous Revenue)	7.00	05/01/2019	1,117,000	1,117,424
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10/01/2020	6,285,000	6,735,320

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida (continued)
Palm Beach County FL Health Facilities Authority John F. Kennedy Memorial Hospital Incorporated Project Series C (Health Revenue)	9.50%	08/01/2013	$630,000	$683,487
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11/01/2028	2,000,000	2,218,440
Poinciana FL Community Development District Series A (Miscellaneous Revenue)	7.13	05/01/2031	2,800,000	2,800,504
Saint John’s County FL IDA Health Care Glenmoor Project Series B (Health Revenue)±§	4.75	01/01/2041	1,000,000	999,980
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11/15/2039	5,500,000	6,091,580
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	6.20	11/15/2026	2,375,000	2,394,119
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	7.38	11/15/2041	3,525,000	3,695,786
Seminole Tribe Florida Series 2010A Gaming Division Series A (Miscellaneous Revenue)144A	5.13	10/01/2017	2,950,000	2,995,725
Seminole Tribe Florida Special Obligation Series A (Miscellaneous Revenue)§144A	5.50	10/01/2024	14,315,000	13,651,213
Seminole Tribe Florida Special Obligation Series A (Miscellaneous Revenue)144A	5.75	10/01/2022	6,400,000	6,391,744
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	08/15/2023	3,060,000	3,311,899
Stoneybrook FL Community Development District (Miscellaneous Revenue)^^(i)	7.00	10/01/2022	7,605,000	2,293,972
Sunrise FL CAB Series B (Tax Revenue, NATL-RE Insured)(z)	4.29	10/01/2016	3,965,000	3,238,652
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2020	2,020,000	2,123,081
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2021	2,140,000	2,248,626
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2022	2,265,000	2,357,933

				168,985,721

Georgia: 1.69%
Athens GA Housing Authority Student Housing Lease University of Georgia East Campus (Housing Revenue, AMBAC Insured)	5.25	12/01/2020	1,315,000	1,373,925
Atlanta GA Development Authority TUFF Advanced Technology Development Center Project Series A (IDR)	5.63	07/01/2018	2,640,000	2,683,428
Brunswick & Glynn County GA Memorial Hospital Authority 2005 Anticipation Certificates Southeast Georgia Health Systems Incorporated Project (Health Revenue, NATL-RE Insured)	6.00	08/01/2016	510,000	511,346
Cartersville GA GO School Bonds (GO-Local)	6.70	01/01/2012	30,000	30,005
Cobb & Marietta GA Coliseum & Exhibit Hall Authority (Tax Revenue, NATL-RE Insured)	5.50	10/01/2012	340,000	348,099
Forsyth County GA Hospital Authority Anticipation Certificates Georgia Baptist Health Care System Project (Health Revenue)	6.38	10/01/2028	465,000	602,542
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Estates Series C (Health Revenue)	7.25	11/15/2029	6,000,000	6,008,940
Georgia HFA SFHR Series B-2 (Housing Revenue, GO of Authority Insured)	5.35	12/01/2022	2,085,000	2,086,751
Georgia Municipal Association COP City Court Atlanta Project (Lease Revenue, AMBAC Insured)	5.50	12/01/2016	2,175,000	2,226,156
Georgia Municipal Association COP City Court Atlanta Project (Lease Revenue, AMBAC Insured)	5.50	12/01/2017	2,220,000	2,270,461

18	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Georgia (continued)
Georgia Municipal Association COP City Court Atlanta Project (Lease Revenue, AMBAC Insured)	5.50%	12/01/2018	$2,500,000	$2,554,625
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, AMBAC Insured)	7.25	01/01/2024	400,000	556,516
Georgia Municipal Electric Authority Power Unrefunded Revenue (Utilities Revenue, NATL-RE IBC Bank of New York Insured)	6.50	01/01/2017	450,000	515,372
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.00	03/15/2018	1,750,000	1,910,038
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.00	03/15/2022	4,675,000	4,947,179
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.50	09/15/2022	3,230,000	3,365,111
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Energy Revenue)	5.00	03/15/2016	1,685,000	1,730,579
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Energy Revenue)	5.00	03/15/2018	3,000,000	3,073,740
Richmond County GA Development Authority Student Housing Facilities Augusta State University LLC Project Series A (Education Revenue)	5.38	02/01/2025	3,870,000	3,982,385

				40,777,198

Guam: 0.63%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11/01/2040	11,300,000	12,365,929
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.25	07/01/2017	905,000	883,950
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	450,000	447,084
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	09/01/2031	60,000	67,693
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	1,400,000	1,389,220

				15,153,876

Hawaii: 0.00%
Hawaii State Housing Finance & Development Corporation Series A (Housing Revenue, FNMA Insured)	5.75	07/01/2030	20,000	20,148

Idaho: 0.72%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	06/01/2040	6,300,000	7,190,568
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12/01/2033	3,000,000	3,363,960
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Series A (Miscellaneous Revenue)	6.50	12/01/2038	1,500,000	1,468,200
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	06/01/2038	500,000	480,785
Idaho Housing & Finance Association North Star Charter School Project Series A (Miscellaneous Revenue)	9.50	07/01/2039	2,500,000	2,629,550
Idaho Housing & Finance Association Series A (Miscellaneous Revenue)	6.13	07/01/2038	1,500,000	1,385,010
Idaho Housing & Finance Association Series C2 (Housing Revenue)	6.35	07/01/2015	30,000	30,066
Idaho Housing & Finance Association Series E Class I (Housing Revenue)	3.60	07/01/2033	290,000	290,023
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA VA Mortgages Insured)	6.15	01/01/2028	70,000	70,322
Idaho Housing & Finance Association SFHR Series B-2 (Housing Revenue)	6.00	07/01/2014	205,000	208,758
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	07/01/2025	420,000	420,580

				17,537,822

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois: 11.80%
Aurora IL Series B (Tax Revenue)	5.85%	12/30/2013	$2,740,000	$2,821,104
Chicago IL Board of Education CAB School Reform Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	3.55	12/01/2020	1,000,000	729,470
Chicago IL Board of Education CAB School Reform Series B-1 (Tax Revenue, NATL-RE FGIC Insured)(z)	3.77	12/01/2021	39,635,000	27,310,893
Chicago IL Board of Education CAB School Reform Series B-1 (Tax Revenue, NATL-RE FGIC Insured)(z)	3.93	12/01/2022	10,000,000	6,521,800
Chicago IL Board of Education Series D (Tax Revenue, AGM Insured)	5.00	12/01/2025	1,000,000	1,059,240
Chicago IL CAB Project & Refunding Series A (Tax Revenue, NATL-RE Insured)±§	5.56	01/01/2021	3,060,000	3,436,043
Chicago IL Series D (Miscellaneous Revenue, AGM Insured)±§	4.00	01/01/2040	6,000,000	6,000,000
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (Miscellaneous Revenue)(z)	3.26	02/01/2019	500,000	396,885
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (Miscellaneous Revenue)§(z)	4.09	02/01/2022	1,000,000	663,510
DuPage County IL Community Unit School District # 46 School Building (Tax Revenue, AMBAC Insured)(z)	4.28	01/01/2023	23,450,000	14,684,156
DuPage County IL Special Service Area # 31 Monarch Landing Project (Tax Revenue)	5.40	03/01/2016	160,000	157,530
Eureka IL Eureka College Project 1998 Series B (Education Revenue)±§	7.00	01/01/2019	2,390,000	2,393,561
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue)	7.88	07/01/2020	125,195	90,004
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11/01/2038	5,000,000	5,582,500
Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFC Insured)	4.13	09/01/2018	1,315,000	1,356,107
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured)	5.35	07/01/2027	305,000	221,814
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	08/15/2039	5,000,000	5,543,900
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10/01/2020	5,000,000	5,207,150
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	04/01/2031	8,000,000	8,464,000
Illinois Health Facilities Authority Edward Hospital Obligated Group A Series 2001-A (Health Revenue, AGM Insured)	5.50	02/15/2014	2,830,000	2,842,792
Illinois Health Facilities Authority Edward Hospital Obligated Group A Series 2001-A (Health Revenue, AGM Insured)	5.50	02/15/2015	1,730,000	1,737,353
Illinois Housing Development Authority Series A-1 (Housing Revenue, GNMA Insured)	5.80	12/20/2041	6,520,000	6,701,973
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured)(z)	4.24	06/15/2021	9,595,000	6,443,714
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured)(z)	4.42	06/15/2022	9,150,000	5,785,820
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured)(z)	4.64	06/15/2023	7,500,000	4,428,075
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured)(z)	4.96	06/15/2025	7,500,000	3,874,200
Illinois State (Tax Revenue, AMBAC Insured)	5.00	04/01/2020	5,905,000	6,327,444
Illinois State (Tax Revenue, AMBAC Insured)	5.00	11/01/2025	4,900,000	5,016,669
Illinois State (Tax Revenue, AMBAC Insured)	5.00	04/01/2027	7,475,000	7,663,744
Illinois State (Tax Revenue, AMBAC Insured)	5.00	04/01/2028	6,705,000	6,853,784
Illinois State (Tax Revenue)	5.50	01/01/2030	2,900,000	3,270,591

20	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois (continued)
Illinois State Finance Authority Charter Schools Series A (Miscellaneous Revenue)§	6.88%	10/01/2031	$2,000,000	$2,034,080
Illinois State Finance Authority Charter Schools Series A (Miscellaneous Revenue)§	7.13	10/01/2041	1,300,000	1,321,515
Illinois State Series 1 (Miscellaneous Revenue, NATL-RE FGIC Insured)	6.00	11/01/2026	3,000,000	3,643,680
Kane & De Kalb County IL Community Unit School District # 302 School Building (Tax Revenue, AGM Insured)	5.50	02/01/2025	1,265,000	1,448,033
Kane & De Kalb County IL Community Unit School District # 302 School Building (Tax Revenue, AGM Insured)	5.50	02/01/2026	3,610,000	4,123,125
Kendall Kane & Will County IL CAB Bonds #308 (Tax Revenue, AGM Insured)(z)	5.00	02/01/2026	5,000,000	2,490,350
Kendall Kane & Will County IL CAB Bonds #308 (Tax Revenue, AGM Insured)(z)	5.08	02/01/2027	12,050,000	5,645,064
Lake County IL Community Consolidated School District # 24 Millburn CAB Bonds (Tax Revenue, NATL-RE FGIC Insured)(z)	3.06	12/01/2015	1,745,000	1,548,042
Lake County IL Community Consolidated School District # 38 CAB Bonds (Tax Revenue, AMBAC Insured)(z)	5.86	02/01/2024	5,435,000	2,702,554
Lake County IL Community High School District #117 Antioch CAB Series B (Tax Revenue, NATL-RE FGIC Insured)(z)	3.81	12/01/2016	3,080,000	2,555,507
Lake County IL School District #38 Big Hollow CAB (Tax Revenue, AMBAC Insured)(z)	4.35	02/01/2016	795,000	666,329
Lake County IL School District #38 Big Hollow CAB (Tax Revenue, AMBAC Insured)(z)	4.49	02/01/2017	325,000	259,028
Lake County IL School District #38 Big Hollow CAB (Tax Revenue, AMBAC Insured)(z)	4.66	02/01/2018	3,925,000	2,962,904
Lake County IL School District #38 Big Hollow CAB (Tax Revenue, AMBAC Insured)(z)	4.86	02/01/2019	675,000	479,783
Lake County IL School District #38 Big Hollow CAB (Tax Revenue, AMBAC Insured)(z)	5.10	02/01/2020	1,250,000	831,025
Lake County IL School District #38 Big Hollow CAB (Tax Revenue, AMBAC Insured)(z)	5.30	02/01/2021	600,000	372,690
Lake County IL Township High School District # 126 Zion-Benton CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	3.70	02/01/2020	910,000	675,302
McHenry & Kane Counties IL Community Consolidated School District # 158 Huntley CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	4.28	01/01/2019	765,000	567,898
McHenry & Kane Counties IL Community School District # 158 CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	4.77	01/01/2021	2,000,000	1,306,040
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured)(z)	4.63	12/15/2024	6,850,000	3,777,159
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured)(z)	4.77	12/15/2025	6,600,000	3,413,850
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series B (Tax Revenue, AGM Insured)(z)	4.96	06/15/2027	7,400,000	3,464,606
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series PJ (Tax Revenue, NATL-RE Insured)(z)	5.11	06/15/2028	29,980,000	13,045,797
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series PJ (Tax Revenue, NATL-RE FGIC Insured)(z)	5.26	06/15/2029	20,400,000	8,226,708
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	5.50	06/01/2023	9,375,000	10,376,250
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	6.25	06/01/2024	16,695,000	18,258,821
Regional Transportation Authority Illinois (Miscellaneous Revenue, AGM GO of Authority Insured)	5.75	06/01/2023	400,000	497,956
Riverdale IL (Miscellaneous Revenue)§	8.00	10/01/2036	4,400,000	4,577,232

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois (continued)
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00%	03/01/2025	$2,525,000	$2,040,478
Southwestern Illinois Development Finance Authority Local Government Program Collinsville Limited (Tax Revenue)	5.35	03/01/2031	1,500,000	1,149,600
Tazewell County IL School District # 51 (Tax Revenue, NATL-RE FGIC Insured)	9.00	12/01/2023	555,000	851,159
Town of Cicero IL Series A (Tax Revenue, XLCA Insured)	5.25	01/01/2016	2,000,000	2,102,440
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured)(z)	4.68	04/01/2025	765,000	413,582
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured)(z)	4.81	04/01/2026	2,355,000	1,194,480
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured)(z)	4.90	04/01/2027	2,435,000	1,161,933
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	04/01/2038	14,000,000	15,297,940
Will County IL Community Unified School District # 201 U Crete-Monee CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	3.76	11/01/2019	7,370,000	5,496,178
Will County IL Community Unified School District # 201 U Crete-Monee CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	4.66	11/01/2023	1,500,000	867,750

				285,432,694

Indiana: 0.38%
Indiana Bond Bank Special Program BMA Index Series B2 (Energy Revenue)±§	0.76	10/15/2022	3,600,000	2,859,552
Indiana Finance Authority Environmental Duke Energy Series B (IDR)	6.00	08/01/2039	2,000,000	2,223,480
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	02/15/2022	3,050,000	3,223,362
Indianapolis IN Local Public Improvement Series B (Miscellaneous Revenue)	6.00	01/10/2020	40,000	46,562
Valparaiso IN Economic Development Valparaiso Family YMCA Project (Miscellaneous Revenue)	6.00	12/01/2036	1,000,000	869,620

				9,222,576

Iowa: 0.28%
Iowa Xenia Rural Water District (Water & Sewer Revenue, CIFC Insured)	4.50	12/01/2031	1,400,000	1,224,846
Iowa Xenia Rural Water District (Water & Sewer Revenue, CIFC Insured)	5.00	12/01/2041	6,295,000	5,546,965

				6,771,811

Kansas: 1.43%
Kansas Development Finance Authority Health Facilities Hartford Series B-1 (Health Revenue, ACA Insured)	6.13	04/01/2012	75,000	75,090
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.50	09/01/2026	1,165,000	768,970
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured)±	6.70	06/01/2029	210,000	213,534
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A5 (Housing Revenue, GNMA/FNMA Insured)	5.70	12/01/2036	405,000	428,972
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series A (Tax Revenue)(z)	4.87	06/01/2021	33,400,000	21,208,666
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series B (Tax Revenue)	5.00	12/01/2020	9,365,000	9,812,085
Wyandotte County & Kansas City KS Unified Government Transportation Development District Legends Village West Project (Tax Revenue)	4.88	10/01/2028	2,525,000	1,980,358

				34,487,675

22	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Kentucky: 1.90%
Kentucky Asset / Liability Commission General Fund Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)±§	0.82%	11/01/2027	$21,110,000	$17,649,860
Kentucky Asset / Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE FGIC Insured)±§	0.84	11/01/2025	16,825,000	12,975,440
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured)(z)	5.04	10/01/2023	4,270,000	2,375,572
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured)(z)	6.06	10/01/2028	4,800,000	1,765,584
Kentucky EDFA Norton Hospital Center Incorporated Series B (Health Revenue, NATL-RE Insured)(z)	4.50	10/01/2020	9,300,000	6,292,752
Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, NATL-RE Insured)±§	5.95	10/01/2017	4,580,000	4,858,327

				45,917,535

Louisiana: 0.72%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, AMBAC Insured)	5.25	12/01/2018	2,715,000	2,867,855
Louisiana PFA Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	4.50	07/01/2038	385,000	258,085
Louisiana PFA Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2030	700,000	548,086
Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2019	535,000	571,535
Louisiana State Tobacco Settlement Financing Corporation Series 2001B (Tobacco Revenue)	5.50	05/15/2030	1,885,000	1,886,904
New Orleans LA (Tax Revenue, FGIC Insured)	5.50	12/01/2021	1,700,000	1,947,044
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Port Authority Revenue)	6.50	01/01/2040	5,950,000	6,366,798
New Orleans LA Aviation Board Restructuring Series A-1 (Port Authority Revenue, Assured Guaranty Insured)	6.00	01/01/2023	420,000	497,885
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.75	06/01/2018	770,000	881,519
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	6.00	06/01/2019	320,000	374,032
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	6.00	06/01/2024	1,000,000	1,130,480

				17,330,223

Maine: 0.47%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, Assured Guaranty Insured)	5.88	12/01/2039	10,465,000	11,322,607

Maryland: 0.20%
Howard County MD COP Agricultural Land Preservation # 90-23 Series A (Lease Revenue)	8.00	08/15/2020	302,000	409,980
Maryland CDA Department of Housing & Community Development Series A (Housing Revenue)	5.50	07/01/2022	1,000,000	1,006,350
Maryland CDA Department of Housing & Community Development Series A (Miscellaneous Revenue)	5.88	07/01/2021	500,000	500,715
Maryland CDA Department of Housing & Community Development Series B (Housing Revenue)	5.50	09/01/2031	575,000	598,196
Maryland Energy Finance Administration Recycling Office Paper Systems Project Series A (IDR)	7.50	09/01/2015	2,285,000	2,350,671

				4,865,912

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Massachusetts: 2.44%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00%	04/15/2031	$2,510,000	$2,879,020
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	04/15/2039	3,900,000	4,415,580
Massachusetts Educational Finance Authority Series 1 (Education Revenue)	6.00	01/01/2028	3,445,000	3,847,893
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	01/01/2020	3,450,000	3,796,932
Massachusetts Educational Finance Authority Series E (Education Revenue, AMBAC Insured)	5.30	01/01/2016	1,315,000	1,317,564
Massachusetts HEFA Partners Healthcare Series G-6 (Health Revenue)±§	0.98	07/01/2038	25,000,000	24,666,500
Massachusetts Housing Finance Agency MFHR Series F (Housing Revenue)	5.13	12/01/2034	100,000	100,158
Massachusetts Industrial Finance Agency Ogden Haverhill Project Series A (Resource Recovery Revenue)	5.60	12/01/2019	5,425,000	5,442,686
Massachusetts State Port Authority Delta Airlines Incorporated Project Series A (Lease Revenue, AMBAC Insured)	5.50	01/01/2013	800,000	792,648
Massachusetts State Water Resources Series D Class 6 (Water & Sewer Revenue, FSA Insured, Dexia Credit LOC)±§	2.00	08/01/2025	11,650,000	11,650,000

				58,908,981

Michigan: 4.37%
Cesar Chavez Academy Michigan Incorporated COP (Lease Revenue)	8.00	02/01/2033	1,400,000	1,440,460
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	04/01/2015	5,855,000	5,270,847
Detroit MI City School District Series A (Tax Revenue, AGM Q-SBLF Insured)	5.00	05/01/2019	7,575,000	8,067,375
Detroit MI Distribution of State Aid (Tax Revenue)	5.00	11/01/2030	3,150,000	3,293,987
Detroit MI Sewage Disposal Refunding Revenue Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured)§	5.00	07/01/2020	5,000,000	5,237,650
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series B (Water & Sewer Revenue, AGM Insured)§	7.50	07/01/2033	6,085,000	7,396,500
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series C (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.25	07/01/2016	1,355,000	1,477,153
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series C-2 (Water & Sewer Revenue)§	5.25	07/01/2029	5,000,000	5,313,600
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue)§	5.00	07/01/2022	1,500,000	1,567,845
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, NATL-RE Insured)§	5.25	07/01/2019	2,540,000	2,616,378
Jackson MI CAB Downtown Development (Tax Revenue, AGM Insured)(z)	5.92	06/01/2026	2,710,000	1,167,712
Michigan Finance Authority Educational Facilities Series A (Lease Revenue)	7.38	10/01/2020	1,000,000	1,089,160
Michigan Finance Authority Educational Facilities Series A (Lease Revenue)	8.00	10/01/2030	1,000,000	1,074,960
Michigan Finance Authority Educational Facilities Series A (Lease Revenue)	8.50	10/01/2045	8,000,000	8,692,320
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue)	6.50	10/01/2020	225,000	233,633
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue)	8.00	10/01/2040	1,175,000	1,244,924
Michigan Finance Authority Limited Obligation Hope Academy (Miscellaneous Revenue)	8.13	04/01/2041	2,385,000	2,539,190
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12/01/2020	490,000	501,446
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12/01/2030	1,135,000	1,150,005
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12/01/2039	2,220,000	2,242,022

24	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Michigan (continued)
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.25%	12/01/2020	$1,635,000	$1,566,395
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.90	12/01/2030	2,000,000	1,817,760
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	5.25	11/01/2015	250,000	250,843
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	6.25	11/01/2020	440,000	450,138
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	7.38	11/01/2030	2,920,000	3,025,441
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	7.50	11/01/2040	4,145,000	4,254,594
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.00	11/01/2021	150,000	133,178
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.80	11/01/2015	150,000	150,015
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2017	450,000	465,719
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	4.25	12/01/2016	2,770,000	2,782,133
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2015	1,480,000	1,550,108
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2017	2,475,000	2,562,714
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	5.25	12/01/2023	1,185,000	1,165,388
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.63	05/01/2016	1,000,000	971,200
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.75	05/01/2017	450,000	430,830
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	4.00	05/01/2019	100,000	93,975
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured)(z)	3.62	05/01/2016	175,000	149,686
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured)(z)	3.81	05/01/2017	230,000	187,848
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured)(z)	4.16	05/01/2019	75,000	55,396
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured)(z)	4.39	05/01/2020	50,000	34,758
Michigan Municipal Bond Authority School District of Detroit (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2019	3,000,000	3,151,170
Michigan Public Educational Facilities Authority Bradford Academy Project (Miscellaneous Revenue)	8.75	09/01/2039	3,500,000	3,111,710
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Miscellaneous Revenue)§144A	6.50	09/01/2037	2,000,000	1,366,220
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Miscellaneous Revenue)§	8.50	09/01/2029	1,500,000	1,330,530
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Miscellaneous Revenue, Q-SBLF Insured)	7.00	10/01/2036	1,222,500	1,138,453
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10/01/2023	975,000	887,845
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.38	12/01/2030	2,085,000	2,187,394

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

Michigan (continued)
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.63%	12/01/2039	$4,170,000	$4,359,944
Michigan State Hospital Finance Authority Trinity Health Series A (Health Revenue)	5.00	12/01/2014	500,000	548,715
Michigan State Strategic Fund Limited Detroit Education (Utilities Revenue)	5.63	07/01/2020	1,200,000	1,432,380
Michigan State Strategic Fund Series A (Lease Revenue, Assured Guaranty Insured)	5.25	10/15/2021	40,000	44,895
Star International Academy Michigan COP (Lease Revenue)	6.13	03/01/2037	1,170,000	1,085,900
Wayne County MI Airport Authority Junior Lien (Port Authority Revenue, NATL-RE FGIC Insured)	5.00	12/01/2016	1,115,000	1,207,456

				105,567,898

Minnesota: 0.45%
Baytown Township MN St. Croix Preparatory Academy Series A (Miscellaneous Revenue)	7.00	08/01/2038	750,000	748,140
Becker MN PCR Northern States Power Series A (IDR)±§	8.50	09/01/2019	550,000	581,669
Falcon Height MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	6.00	11/01/2037	900,000	788,229
Minnesota Tobacco Securitization Authority Tobacco Settlement Series B (Tobacco Revenue)§	5.25	03/01/2031	7,000,000	7,199,570
Woodbury MN Math Science Academy Project Series A (Miscellaneous Revenue)	7.50	12/01/2031	1,500,000	1,520,160

				10,837,768

Mississippi: 0.02%
Gulfport-Biloxi MS Regional Airport Authority Passenger Facilities Series A (Port Authority Revenue, ACA Insured)	5.00	10/01/2022	450,000	388,251

Missouri: 1.38%
Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFC Insured)	4.00	04/15/2026	3,000,000	1,984,740
Desloge MO US Highway 67 State Street Redevelopment Project (Tax Revenue)	5.20	04/15/2020	95,000	90,788
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50	04/01/2021	345,000	354,453
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	09/01/2032	4,600,000	4,497,788
Lake of the Ozarks MO Community Bridge Corporation (Transportation Revenue)	5.25	12/01/2014	1,910,000	1,808,579
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11/01/2025	3,000,000	3,090,930
Missouri HEFA Rockhurst University Series A (Education Revenue)	6.50	10/01/2035	2,000,000	2,153,900
Ozark MO COP Community Center Project (Lease Revenue)	5.00	09/01/2026	460,000	466,389
Sikeston MO (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2015	500,000	553,105
Sikeston MO (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2016	1,500,000	1,695,195
St. Louis MO IDA Convention Center Hotel (IDR, AMBAC Insured)(z)	6.17	07/15/2019	4,375,000	2,768,631
St. Louis MO Lambert St. Louis International Airport Series A-1 (Port Authority Revenue)	6.25	07/01/2029	2,000,000	2,190,140
St. Louis MO Lambert St. Louis International Airport Series A-1 (Port Authority Revenue)	6.63	07/01/2034	2,000,000	2,194,700
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Lease Revenue, AGM Insured)(z)	5.99	07/15/2032	5,000,000	1,487,450
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Lease Revenue, AGM Insured)(z)	6.05	07/15/2034	6,750,000	1,761,210

26	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Missouri (continued)
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Lease Revenue, AGM Insured)(z)	6.06%	07/15/2037	$3,000,000	$652,980
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured)(z)	5.83	07/15/2031	5,000,000	1,626,550
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured)(z)	6.02	07/15/2033	6,250,000	1,741,750
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured)(z)	6.05	07/15/2036	3,500,000	810,600
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured)(z)	6.06	07/15/2035	5,790,000	1,420,055

				33,349,933

Nevada: 0.33%
Clark County NV Airport Jet Project Series C (Airport Revenue, AMBAC Insured)	5.38	07/01/2019	3,000,000	3,109,800
Director of The State of Nevada Department of Business & Industry Republic Services Incorporate Project (Resource Recovery Revenue)±§	5.63	12/01/2026	300,000	333,858
Reno-Sparks NV Indian Colony Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	06/01/2024	2,500,000	2,562,600
Reno-Sparks NV Indian Colony Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.13	06/01/2027	1,900,000	1,922,743

				7,929,001

New Hampshire: 0.04%
Manchester NH Housing & Redevelopment Authority CAB Series B (Miscellaneous Revenue, ACA Insured)(z)	9.79	01/01/2021	2,375,000	1,011,441
Manchester NH Housing & Redevelopment Authority CAB Series B (Miscellaneous Revenue, ACA Insured)(z)	10.00	01/01/2025	250,000	71,080

				1,082,521

New Jersey: 3.89%
Camden County NJ Improvement Authority Health Care Redevelopment Cooper Health Systems Obligation Group A (Health Revenue)	5.25	02/15/2020	5,000,000	5,137,250
Lakewood Township NJ School District (Tax Revenue, AMBAC Insured)	6.25	02/15/2012	400,000	402,764
Mercer County NJ Improvement Authority Special Services School District Series A (Lease Revenue, County Guaranty Insured)	5.95	12/15/2012	135,000	141,101
New Jersey COP Equipment Lease Purchase Series A (Lease Revenue)	5.25	06/15/2027	7,000,000	7,494,060
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured)±§	1.90	02/01/2018	3,000,000	3,011,580
New Jersey EDFA Department of Human Services Series A (Health Revenue)	5.70	07/01/2012	355,000	359,803
New Jersey HEFAR Student Loan Series A-2 (Education Revenue)±	1.48	06/01/2036	17,000,000	16,167,340
New Jersey HFFA Burdette Tomlin Memorial Hospital (Health Revenue)	5.60	07/01/2019	2,825,000	2,830,820
New Jersey Housing & Mortgage Finance Agency MFHR Series A (Housing Revenue, AMBAC FHA Insured)	5.40	11/01/2017	1,125,000	1,126,384
New Jersey Housing & Mortgage Finance Agency MFHR Series B (Housing Revenue, AGM Insured)	6.05	11/01/2017	815,000	817,127
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.35	11/01/2013	2,530,000	2,537,160
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.45	11/01/2014	840,000	842,663
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.70	05/01/2020	185,000	185,311

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	27

Security Name	Interest Rate	Maturity Date	Principal	Value

New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency MFHR Series E-2 (Housing Revenue, AGM Insured)	5.70%	11/01/2020	$340,000	$340,571
New Jersey State HEFAR Series 1A (Education Revenue)	4.75	12/01/2029	1,705,000	1,731,274
New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2027	6,575,000	6,765,478
New Jersey State HEFAR Series A (Education Revenue)	5.63	06/01/2030	2,900,000	3,134,117
New Jersey State Transportation System Series A (Transportation Revenue, NATL-RE FGIC Insured)	5.75	06/15/2025	10,000,000	12,193,300
New Jersey State Transportation Trust Fund Authority (Transportation Revenue)	6.00	12/15/2038	10,425,000	11,734,172
New Jersey State Turnpike Authority Series C-2 (Transportation Revenue, AGM Insured)±§	1.00	01/01/2024	17,000,000	17,000,000
Stony Brook NJ Regional Sewer Authority Series B (Water & Sewer Revenue, GO of Authority Insured)	5.45	12/01/2012	110,000	114,148
West Windsor Township NJ Parking Authority (Transportation Revenue, Municipal Government Guaranty GO of Authority Insured)	6.10	12/01/2012	50,000	50,241

				94,116,664

New Mexico: 0.09%
New Mexico Mortgage Finance Authority SFMR Class I (GO-State, GNMA FNMA FHLMC Insured)	5.35	03/01/2030	1,400,000	1,529,724
Otero County NM Jail Project (Miscellaneous Revenue)	5.50	04/01/2013	725,000	714,952

				2,244,676

New York: 6.69%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12/01/2014	1,640,000	1,639,934
Hempstead Town NY Local Development The Academy Charter School Series A (Miscellaneous Revenue)	8.25	02/01/2041	10,005,000	10,339,067
Metropolitan Transportation Authority NY Series 2008-C (Transportation Revenue)	6.50	11/15/2028	8,000,000	9,535,680
Metropolitan Transportation Authority NY Series B (Tax Revenue, AGM Insured)±§	1.25	11/01/2022	30,800,000	30,800,000
Metropolitan Transportation Authority NY Services Contract Series 7 (Miscellaneous Revenue)	5.63	07/01/2016	10,000,000	10,715,800
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue)±§	0.76	06/15/2033	10,000,000	10,000,000
New York NY Municipal Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	06/15/2040	11,625,000	13,488,371
New York NY Municipal Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	06/15/2040	5,000,000	5,704,100
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue, State Aid Withholding Insured)	5.75	01/15/2039	2,500,000	2,820,050
New York State Dormitory Authority North Shore Jewish Series B (Health Revenue)±§	1.02	05/01/2018	6,455,000	6,052,595
New York State Dormitory Authority Series B (Tax Revenue)	5.75	03/15/2036	10,000,000	11,463,100
New York State Energy R&D Authority Brooklyn Union Gas Company Series B (Energy Revenue)±§(x)	13.37	07/01/2026	4,300,000	4,318,404
New York State Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Energy Revenue)§	6.95	07/01/2026	2,600,000	2,605,564
New York Urban Development Corporation (Housing Revenue)	5.88	02/01/2013	12,000,000	12,035,880
New York Urban Development Corporation Sub Lien (Housing Revenue, Housing & Urban Development 236 GO of Corporation Insured)	5.50	07/01/2016	6,115,000	6,139,338

28	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

New York (continued)
Niagara County NY IDA Solid Waste Disposal Series B (Resource Recovery Revenue)±§	5.55%	11/15/2024	$905,000	$914,358
Niagara County NY IDA Solid Waste Disposal Series C (Resource Recovery Revenue)±§	5.63	11/15/2024	2,500,000	2,527,950
Niagara Falls NY Public Improvement Project (Tax Revenue, NATL-RE Insured)	7.50	03/01/2014	915,000	1,024,553
Niagara Falls NY Public Improvement Project (Tax Revenue, NATL-RE Insured)	7.50	03/01/2016	685,000	823,452
Niagara Falls NY Public Improvement Project (Tax Revenue, NATL-RE Insured)	7.50	03/01/2016	65,000	82,648
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Port Authority Revenue, NATL-RE Insured)	5.75	12/01/2025	4,000,000	3,999,600
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR)±§144A	6.63	10/01/2035	10,000,000	10,059,100
Westchester NY Tobacco Asset (Tobacco Revenue)	5.00	06/01/2026	1,000,000	942,070
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	5.75	06/01/2024	2,380,000	2,667,718
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	6.00	06/01/2041	1,000,000	1,072,830

				161,772,162

North Carolina: 0.41%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	01/01/2026	1,250,000	1,404,900
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	01/01/2024	2,000,000	2,445,080
North Carolina Medical Care Commission First Mortgage Series A (Housing Revenue)	5.75	10/01/2037	2,000,000	1,674,320
North Carolina Turnpike Authority Triangle Expressway Systems Series A (Transportation Revenue, Assured Guaranty Insured)	5.75	01/01/2039	4,000,000	4,362,640

				9,886,940

Ohio: 1.20%
Adams & Highland Counties OH Valley Local School District (Tax Revenue, NATL-RE Insured)	7.00	12/01/2015	1,435,000	1,595,562
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12/01/2016	1,500,000	1,636,515
Allen County OH Catholic Healthcare Series B (Health Revenue)§	5.25	09/01/2027	3,995,000	4,243,249
Kings OH Local School District (Tax Revenue, NATL-RE FGIC Insured)	7.50	12/01/2016	890,000	1,079,757
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, NATL-RE Insured)	6.25	04/01/2020	2,500,000	2,967,250
Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12/01/2019	3,525,000	4,092,067
Ohio Municipal Electric Generation Agency Refunding Joint Venture 5 Certificates of Beneficial Interest (Utilities Revenue, AMBAC Insured)	5.00	02/15/2018	4,020,000	4,286,687
Ohio State Air Quality Development Authority U.S. Steel Corporation Project (IDR)	5.38	11/01/2015	7,200,000	7,244,496
RiverSouth Authority Ohio Revenue Lazarus Building Redevelopment Series A (Lease Revenue)	5.75	12/01/2027	1,900,000	1,771,427

				28,917,010

Oklahoma: 0.56%
Comanche County OK Independent School District # 4 Geronimo (Education Revenue)	6.25	08/15/2014	2,509,341	2,617,393
McAlester OK Public Works Authority Series A (Lease Revenue, FSA Insured)	5.75	02/01/2020	965,000	1,019,503

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	29

Security Name	Interest Rate	Maturity Date	Principal	Value

Oklahoma (continued)
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, NATL-RE Insured)	6.00%	01/01/2023	$5,000,000	$5,735,500
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured)±§(m)(n)(a)	0.46	06/01/2019	4,700,000	4,258,035

				13,630,431

Oregon: 0.20%
Oregon State Health Housing ECFA Aspen Foundation II Series A (Housing Revenue)§^^(i)	6.13	04/15/2029	1,370,000	551,809
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2012	395,000	395,004
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2013	2,855,000	2,857,227
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2014	1,100,000	1,094,731

				4,898,771

Pennsylvania: 4.93%
Allegheny County PA Airport Authority Pittsburg International Airport (Port Authority Revenue, NATL-RE-IBC FGIC Insured)±	5.00	01/01/2016	1,410,000	1,471,744
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	08/15/2039	5,000,000	5,346,100
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue)±§	1.01	02/01/2021	9,000,000	8,201,520
Allegheny County PA IDA Propel Schools Homestead Project Series A (Miscellaneous Revenue)	7.50	12/15/2029	2,235,000	2,283,969
Allegheny County PA Series C-59B (Tax Revenue, AGM Insured)±	0.84	11/01/2026	14,675,000	11,646,227
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10/01/2015	1,275,000	1,274,885
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	07/01/2013	845,000	847,924
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	2,110,000	2,109,747
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	07/01/2032	12,500,000	13,727,750
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	08/01/2028	13,575,000	14,766,614
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue, AMBAC Insured)	7.75	07/01/2027	2,480,000	3,332,525
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC)±§	1.25	12/01/2019	9,100,000	9,100,000
Delaware Valley PA Regional Financial Authority Series C (Miscellaneous Revenue)±	1.00	06/01/2027	5,100,000	3,528,282
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured)±§	5.25	12/01/2033	10,000,000	9,960,300
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured)±§	5.00	12/01/2033	4,875,000	4,866,713
Latrobe PA IDA College Street Vincent College Project (Education Revenue)	5.35	05/01/2015	1,165,000	1,179,982
Luzerne County PA Series C (Tax Revenue, FSA Insured)	7.00	11/01/2018	665,000	795,872
Luzerne County PA Series E (Tax Revenue, FSA Insured)	8.00	11/01/2027	135,000	163,856
Penn Hills Municipality PA Compound Interest Bonds Series B (Tax Revenue, AMBAC Insured)(z)	2.70	12/01/2017	1,000,000	852,060

30	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Pennsylvania (continued)
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured)	5.80%	06/01/2023	$4,000,000	$4,095,680
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	4,000,000	4,045,000
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2015	5,750,000	5,804,740
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	12/01/2015	1,625,000	1,769,788
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	12/01/2016	680,000	753,073
Philadelphia PA Gas Works Revenue Refunding 8th-1998 General Ordinance Series A (Energy Revenue)	5.25	08/01/2017	3,340,000	3,790,666
Philadelphia PA Municipal Authority (Lease Revenue)	4.70	04/01/2015	470,000	497,890
Scranton PA School District Prerefunded (Tax Revenue, AMBAC State Aid Withholding Insured)	5.00	04/01/2017	2,155,000	2,163,297
Washington County PA Hospital Authority Monongahela Valley Hospital Project (Health Revenue)	6.25	06/01/2022	750,000	776,453

				119,152,657

Puerto Rico: 0.69%
Puerto Rico Electric Power Authority Refunding LIBOR Series UU (Utilities Revenue)±§	0.95	07/01/2031	4,235,000	2,648,315
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)±§	0.77	07/01/2029	14,000,000	9,083,900
Puerto Rico Highway & Transportation Authority Series Z (Transportation Revenue, AGM Insured)	6.00	07/01/2018	1,070,000	1,333,327
Puerto Rico Highway & Transportation Authority Series Z (Transportation Revenue, AMBAC Insured)	6.00	07/01/2018	930,000	1,088,333
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	6.38	08/01/2039	1,845,000	2,094,333
University of Puerto Rico Series Q (Education Revenue)	5.00	06/01/2016	460,000	490,944

				16,739,152

Rhode Island: 0.14%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Lease Revenue, NATL-RE Insured)	5.80	09/01/2022	3,295,000	3,298,163

South Carolina: 2.42%
Allendale County SC School District Energy Savings Special Obligation (Lease Revenue, State Aid Withholding Insured)	7.00	12/01/2013	565,000	585,877
Allendale County SC School District Energy Savings Special Obligation (Lease Revenue, State Aid Withholding Insured)	8.50	12/01/2018	1,780,000	1,917,968
Berkeley County SC School District Installment Lease Securing Assets for Education (Lease Revenue)	5.25	12/01/2024	1,760,000	1,835,627
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (IDR)	6.75	05/01/2017	400,000	508,096
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Lease Revenue)±(h)	5.25	12/01/2013	15,000,000	16,638,450
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District # 1 Series B (Lease Revenue, AGM Insured)	5.00	12/01/2026	2,295,000	2,428,018

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	31

Security Name	Interest Rate	Maturity Date	Principal	Value

South Carolina (continued)
Columbia SC Parking Facilities (Transportation Revenue, AMBAC Insured)	5.88%	12/01/2013	$1,055,000	$1,059,188
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	7.48	01/01/2012	56,254	56,254
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	8.03	01/01/2013	96,519	89,213
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	8.61	01/01/2014	100,958	85,358
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	9.40	01/01/2015	109,160	83,023
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	9.52	07/22/2051	609,859	15,869
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	9.66	01/01/2042	1,054,839	63,765
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	10.47	01/01/2032	1,361,800	180,656
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	14.03	01/01/2022	270,213	71,298
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	14.91	01/01/2021	255,522	71,768
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	15.74	01/01/2020	215,428	65,744
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	17.14	01/01/2019	198,059	64,357
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	18.71	01/01/2018	181,929	64,006
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	20.68	01/01/2017	164,621	63,384
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	24.14	01/01/2016	121,679	50,566
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue)(z)	12.68	07/22/2051	236,623	1,964
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue)(z)	15.54	01/01/2032	470,285	25,085
Kershaw County SC Public School District Kershaw County School District Installment Purchase Project (Lease Revenue, CIFC Insured)	5.00	12/01/2024	7,415,000	7,815,039
Kershaw County SC Public School District Kershaw County School District Installment Purchase Project (Lease Revenue, CIFC Insured)	5.00	12/01/2026	3,420,000	3,548,045
Kershaw County SC Public Schools Foundation Installment Power Revenue (Lease Revenue, CIFC Insured)	5.00	12/01/2018	250,000	278,073
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, CIFC Insured)	5.00	12/01/2021	2,870,000	3,100,892
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, CIFC Insured)	5.00	12/01/2022	1,405,000	1,505,415
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, CIFC Insured)	5.00	12/01/2023	6,950,000	7,394,244
Lee County SC School Facilities Incorporated Series 2006 (Lease Revenue, Radian Insured)	6.00	12/01/2031	2,890,000	2,981,122
Newberry SC Newberry County School District Project (Lease Revenue)	5.25	12/01/2017	760,000	833,500
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	01/01/2019	210,000	281,707
Piedmont SC Municipal Power Agency Series A (Utilities Revenue, FGIC Insured)	6.50	01/01/2014	290,000	323,765
Scago Educational Facilities Corporation for Colleton School District (Lease Revenue, Assured Guaranty Insured)	5.00	12/01/2015	150,000	167,741

32	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

South Carolina (continued)
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10%	10/01/2029	$2,795,000	$2,990,343
South Carolina Housing Finance & Development Authority Mortgage Series A-2 (Housing Revenue, AGM Insured)	6.35	07/01/2019	75,000	76,055
South Carolina Housing Finance & Development Authority Mortgage Series B-1 (Housing Revenue, AGM Insured)	5.75	07/01/2015	205,000	205,935
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue)(z)	4.83	10/01/2030	980,000	399,703
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue)(z)	4.87	10/01/2031	1,835,000	707,998

				58,635,111

South Dakota: 0.52%
Lower Brule Sioux Tribe South Dakota Series B (Tax Revenue)	5.50	05/01/2019	2,000,000	1,643,480
Lower Brule Sioux Tribe South Dakota Series B (Tax Revenue)	5.60	05/01/2020	1,440,000	1,158,336
Rapid City SD Series A (Airport Revenue)	6.75	12/01/2031	1,020,000	1,119,430
Rapid City SD Series A (Airport Revenue)	7.00	12/01/2035	750,000	821,903
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)(i)	7.00	11/01/2013	170,000	160,441
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)(i)	7.00	11/01/2023	1,290,000	955,658
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.25	04/01/2012	300,000	303,453
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.25	04/01/2013	320,000	335,142
South Dakota EDFA Pooled Loan Program McEleeg Project Series B (IDR)	5.00	04/01/2014	370,000	394,812
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	04/01/2028	2,350,000	2,461,578
South Dakota Education Loans Incorporated (GO-State, Guaranteed Student Loans Insured)§	5.45	06/01/2020	3,250,000	3,151,785

				12,506,018

Tennessee: 1.49%
Metropolitan Nashville Airport Authority Aero Nashville LLC Project (Port Authority Revenue)	5.20	07/01/2026	750,000	710,498
Tennessee Energy Acquisition Corporation Gas Series C (Energy Revenue)	5.00	02/01/2021	7,000,000	6,959,330
Tennessee Energy Acquisition Corporation Gas Series C (Energy Revenue)	5.00	02/01/2025	5,000,000	4,845,700
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2015	500,000	513,040
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2016	3,015,000	3,072,707
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	02/01/2022	2,000,000	1,979,640
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	09/01/2017	1,935,000	1,985,658
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2018	3,200,000	3,255,552
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2018	3,575,000	3,589,729
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2019	9,200,000	9,188,776

				36,100,630

Texas: 7.78%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Miscellaneous Revenue)	7.25	08/15/2026	550,000	566,236
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Miscellaneous Revenue)	7.75	08/15/2041	2,000,000	2,063,280
Central Texas Regional Mobility Authority CAB (Transportation Revenue)(z)	6.03	01/01/2026	3,000,000	1,305,690

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	33

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas (continued)
Central Texas Regional Mobility Authority CAB (Transportation Revenue)(z)	6.10%	01/01/2027	$3,000,000	$1,217,880
Central Texas Regional Mobility Authority CAB (Transportation Revenue)(z)	6.38	01/01/2031	4,000,000	1,214,920
Central Texas Regional Mobility Authority CAB (Transportation Revenue)(z)	6.61	01/01/2040	1,000,000	162,290
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, NATL-RE FGIC Insured)±(z)	1.84	01/01/2016	440,000	408,544
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)(z)	5.34	01/01/2023	3,455,000	1,932,692
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)(z)	5.71	01/01/2025	5,000,000	2,404,600
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	01/01/2025	2,000,000	2,098,600
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)(z)	6.17	01/01/2028	2,225,000	841,406
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)(z)	6.24	01/01/2029	4,000,000	1,407,120
Dallas TX Independent School District School Building (Tax Revenue, PSF-GTD Insured)	6.38	02/15/2034	10,000,000	12,209,500
Dallas-Fort Worth TX International Airport Series B (Port Authority Revenue, NATL-RE Insured)	6.25	11/01/2028	1,130,000	1,134,452
Garza County TX Public Facilities Corporation (Lease Revenue)	5.25	10/01/2016	1,200,000	1,256,328
Garza County TX Public Facilities Corporation (Lease Revenue)	5.25	10/01/2017	755,000	784,143
Garza County TX Public Facilities Corporation (Lease Revenue)	5.50	10/01/2016	825,000	872,537
Garza County TX Public Facilities Corporation (Lease Revenue)	5.50	10/01/2019	1,400,000	1,446,508
Garza County TX Public Facilities Corporation (Lease Revenue)	5.75	10/01/2025	1,750,000	1,776,670
Harris County TX Health Facilities Development Corporation Hospital Memorial Hermann Health Care Systems Series B (Health Revenue)	7.25	12/01/2035	11,000,000	12,619,090
Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Health Revenue, NATL-RE Insured)	6.00	06/01/2013	500,000	533,215
Houston TX Airport System Series C (Port Authority Revenue, XLCA Insured)±§(m)(n)(a)	0.59	07/01/2032	7,400,000	6,664,118
Houston TX Water Conveyance COP Series H (Lease Revenue, AMBAC Insured)	7.50	12/15/2015	1,400,000	1,606,794
Houston TX Water Conveyance Systems COP Series H (Lease Revenue, AMBAC Insured)	7.50	12/15/2014	1,000,000	1,113,010
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	02/15/2017	750,000	814,073
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	6.25	08/15/2021	6,165,000	6,461,043
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	7.50	08/15/2041	6,500,000	6,825,585
Lewisville TX Combination Special Assessment Capital Improvement District 4 (Miscellaneous Revenue)	6.75	10/01/2032	2,310,000	2,355,992
Lower Colorado TX River Authority Series A (Miscellaneous Revenue)	6.50	05/15/2037	5,000,000	5,527,550
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	7.25	05/15/2037	95,000	107,286
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2022	1,735,000	1,862,922
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2023	1,000,000	1,064,520
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2024	750,000	790,463

34	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas (continued)
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities PG Series B (Housing Revenue, GNMA/FNMA Insured)	6.30%	10/01/2035	$401,148	$406,868
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Series B (Housing Revenue, GNMA/FNMA Insured)	6.00	02/01/2036	745,990	749,347
Tarrant County TX Cultural Education Facilities Finance Corporation (Health Revenue)^^(i)	6.38	11/01/2036	8,400,000	2,939,076
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	05/15/2017	1,400,000	1,481,130
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities (Health Revenue)	6.50	11/15/2014	1,230,000	1,229,963
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	02/15/2023	9,900,000	10,750,410
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Energy Revenue)	5.50	08/01/2021	5,915,000	6,146,927
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Energy Revenue)	5.50	08/01/2023	7,810,000	8,094,206
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Energy Revenue)	5.00	12/15/2016	450,000	466,178
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Energy Revenue)	5.25	12/15/2019	1,045,000	1,072,996
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Energy Revenue)	5.25	12/15/2024	4,760,000	4,742,198
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12/15/2017	6,230,000	6,629,779
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue)±§	0.65	09/15/2027	5,000,000	3,861,050
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)±§	1.07	09/15/2017	6,165,000	5,863,655
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±§	0.57	09/15/2017	22,895,000	21,810,464
Texas Municipal Gas Acquisition & Supply Corporation Series D (Energy Revenue)	6.25	12/15/2026	19,400,000	21,097,694
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Energy Revenue)±§	1.82	12/15/2026	1,250,000	862,638
Texas Municipal Gas Acquisition & Various Senior Lien Series B (Energy Revenue)±§	1.07	12/15/2026	3,500,000	2,452,450
Texas Municipal Power Agency (Utilities Revenue, NATL-RE Insured)(z)	0.93	09/01/2015	40,000	38,651
Texas State PFA Charter School Finance Corporation Uplift Education Series A (Miscellaneous Revenue)	5.75	12/01/2027	185,000	188,141
Texas State PFA Charter School Finance Corporation Uplift Education Series A (Miscellaneous Revenue)	5.88	12/01/2036	880,000	885,843
Texas State PFA Cosmos Foundation Series A (Miscellaneous Revenue)	5.00	02/15/2018	2,025,000	2,055,294
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured)±§	6.35	10/01/2034	847,327	900,005

				188,174,020

Utah: 0.89%
Spanish Fork City UT Charter School American Leadership Academy (Miscellaneous Revenue) 144A	5.55	11/15/2021	1,470,000	1,385,607
Utah County UT Charter School Ronald Wilson Reagan Series A (Miscellaneous Revenue)	5.75	02/15/2022	900,000	837,162
Utah County UT ECFA U.S. Steel Corporation Project (IDR)	5.38	11/01/2015	4,500,000	4,522,230

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	35

Security Name	Interest Rate	Maturity Date	Principal	Value

Utah (continued)
Utah Housing Finance Agency SFHR Series C-2 (Housing Revenue, FHA VA Mortgages Insured)	5.75%	07/01/2021	$10,000	$10,001
Utah Housing Finance Agency SFHR Series E-1 (Housing Revenue, FHA VA Mortgages Insured)	5.38	07/01/2018	10,000	10,075
Utah State Charter School Finance Authority Early Light Academy Project (Miscellaneous Revenue)	8.50	07/15/2046	6,480,000	6,820,459
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Miscellaneous Revenue)	8.00	07/15/2030	2,135,000	2,234,149
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Miscellaneous Revenue)	8.00	07/15/2041	3,910,000	4,026,518
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue)144A	6.38	06/01/2037	1,945,000	1,681,336

				21,527,537

Virgin Islands: 1.36%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	6.75	10/01/2037	5,750,000	6,261,635
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10/01/2018	435,000	459,382
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10/01/2019	300,000	315,096
Virgin Islands PFA Series B (Tax Revenue)	5.00	10/01/2025	5,850,000	6,003,914
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2018	8,860,000	9,794,553
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2022	5,500,000	5,872,625
Virgin Islands PFA Sub Matching Fund Loan Series A (Tax Revenue)	5.00	10/01/2025	4,000,000	4,169,560

				32,876,765

Virginia: 1.36%
Dulles Town VA CDA Special Assessment Tax (Miscellaneous Revenue)	6.25	03/01/2026	8,480,000	8,482,714
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	09/01/2016	500,000	501,405
King & Queen County VA IDA Authority Public Facilities Lease King & Queen Courts Complex Series A (Lease Revenue, RADIAN Insured)	5.63	07/15/2017	1,000,000	1,001,550
Marquis VA CDA (Miscellaneous Revenue)(i)	5.63	09/01/2018	1,855,000	1,345,988
Montgomery County VA IDA (Lease Revenue, AMBAC Insured)	5.50	01/15/2020	1,120,000	1,133,675
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	03/01/2021	3,774,000	3,775,245
Richmond VA IDA Student Housing University Real Estate Foundation (Education Revenue)	5.45	01/01/2021	1,000,000	1,010,150
Roanoke VA IDA Hospital Carilion Health Systems Series A (Health Revenue, NATL-RE Insured)	5.50	07/01/2018	3,670,000	3,739,510
Suffolk VA Redevelopment & Housing Authority MFHR Hope Village Apartments Project (Housing Revenue)	5.10	02/01/2014	470,000	480,284
Virginia HDA Commonwealth Mortgage Series A1 (Housing Revenue)	4.85	04/01/2019	3,100,000	3,249,265
Virginia HDA Commonwealth Mortgage Series A1 (Housing Revenue)	4.85	10/01/2019	3,100,000	3,243,189
Virginia State Resources Authority Unrefunded Balance 2010 (Utilities Revenue, NATL-RE Insured)	5.50	05/01/2016	30,000	30,423
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	03/01/2020	1,118,000	1,133,820
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured)±§	5.50	01/01/2015	2,030,000	2,153,383
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured)±§	5.50	01/01/2015	1,460,000	1,548,739

				32,829,340

36	Wells Fargo Advantage Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Washington: 1.39%
Ocean Shores WA Local Improvement # 2007-01 (Miscellaneous Revenue)	7.25%	02/01/2031	$5,000,000	$5,610,200
Port of Sunnyside WA (Port Authority Revenue)	6.63	12/01/2021	2,250,000	2,442,375
Seattle WA Housing Authority (Housing Revenue, AGM Insured)§	5.15	11/01/2027	5,255,000	5,345,964
Tobacco Settlement Authority Washington Asset-Backed (Tobacco Revenue)	5.50	06/01/2012	250,000	253,843
Tobacco Settlement Authority Washington Asset-Backed (Tobacco Revenue)	6.50	06/01/2026	19,585,000	20,046,423

				33,698,805

West Virginia: 0.01%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	06/01/2015	215,000	219,388

Wisconsin: 1.69%
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	08/01/2015	385,000	385,116
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	08/01/2025	1,765,000	1,694,506
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	08/01/2035	1,565,000	1,415,558
Oneida Tribe of Indians Wisconsin (Tax Revenue) 144A	5.50	02/01/2021	7,300,000	8,218,486
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue)±§	5.00	12/01/2027	2,800,000	2,834,860
Wisconsin State HEFA Aurora Health Care Incorporated A (Health Revenue)	5.25	04/15/2024	1,000,000	1,051,070
Wisconsin State HEFA Aurora Medical Group Incorporated Project (Health Revenue, AGM Insured)	5.75	11/15/2025	1,205,000	1,207,068
Wisconsin State HEFA Children’s Hospital Wisconsin B (Health Revenue)	5.38	08/15/2024	500,000	565,780
Wisconsin State HEFA Fort Health Care Incorporated Project (Health Revenue)	6.10	05/01/2034	3,715,000	3,751,556
Wisconsin State HEFA Marshfield Clinic (Health Revenue, NATL-RE Insured)	5.75	02/15/2027	9,870,000	9,873,553
Wisconsin State HEFA Marshfield Clinic Series B (Health Revenue)	6.00	02/15/2025	2,000,000	2,002,540
Wisconsin State HEFA Ministry Health Care Series A (Health Revenue, NATL-RE Insured)	5.13	02/15/2022	1,300,000	1,317,810
Wisconsin State HEFA Series M (Health Revenue, NATL-RE Insured)±§(m)(n)(a)	0.46	06/01/2019	7,000,000	6,651,385

				40,969,288

Wyoming: 0.45%
Evansville WY Polypipe Incorporated Project (IDR, JPMorgan Chase & Company LOC)	4.65	12/01/2016	3,940,000	4,133,651
West Park Hospital District WY Series A (Hospital Revenue)	6.38	06/01/2026	2,000,000	2,265,540
West Park Hospital District WY Series A (Hospital Revenue)	6.50	06/01/2031	1,000,000	1,121,920
West Park Hospital District WY Series B (Hospital Revenue)	6.50	06/01/2027	500,000	567,435
West Park Hospital District WY Series B (Hospital Revenue)	7.00	06/01/2035	1,085,000	1,235,869
Wyoming CDA (Housing Revenue)§	6.50	07/01/2043	1,600,000	1,665,536

				10,989,951

Total Municipal Bonds and Notes (Cost $2,304,687,956)				2,382,143,525

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	37

Security Name	Yield	Maturity Date	Shares	Value

Short-Term Investments: 0.52%

Investment Companies: 0.38%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class(l)(u)	0.01%		9,112,265	$9,112,265

			Principal

U.S. Treasury Securities: 0.14%
U.S. Treasury Bill#	0.01	03/29/2012	$3,500,000	3,499,874

Total Short-Term Investments (Cost $12,612,165)				12,612,139

Total Investments in Securities
(Cost $2,317,300,121)*	99.03%	2,394,755,664
Other Assets and Liabilities, Net	0.97	23,532,684

Total Net Assets	100.00%	$2,418,288,348

±	Variable rate investment.

§	These securities are subject to a demand feature which reduces the effective maturity.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(z)	Zero coupon security. Rate represents yield to maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(h)	Underlying security in inverse floater structure.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

^^	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(i)	Illiquid security.

(x)	Inverse floating rate security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $2,320,798,501 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$112,101,785
Gross unrealized depreciation	(38,144,622)

Net unrealized appreciation	$73,957,163

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Municipal Bond Fund	Statement of Assets and Liabilities—December 31, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities, at value	$2,385,643,399
In affiliated securities, at value	9,112,265

Total investments, at value (see cost below)	2,394,755,664
Receivable for investments sold	17,133,124
Receivable for Fund shares sold	3,910,174
Receivable for interest	23,922,610
Prepaid expenses and other assets	426,866

Total assets	2,440,148,438

Liabilities
Distributions payable	2,840,334
Payable for floating-rate notes issued	12,525,000
Payable for Fund shares redeemed	4,367,365
Payable for daily variation margin on open futures contracts	375,040
Advisory fee payable	548,650
Distribution fees payable	108,366
Due to other related parties	420,817
Accrued expenses and other liabilities	674,518

Total liabilities	21,860,090

Total net assets	$2,418,288,348

NET ASSETS CONSIST OF
Paid-in capital	$2,437,608,604
Overdistributed net investment income	(423,252)
Accumulated net realized losses on investments	(95,076,178)
Net unrealized gains on investments	76,179,174

Total net assets	$2,418,288,348

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,550,554,492
Shares outstanding – Class A	158,158,282
Net asset value per share – Class A	$9.80
Maximum offering price per share – Class A2	$10.26
Net assets – Class B	$17,691,908
Shares outstanding – Class B	1,803,957
Net asset value per share – Class B	$9.81
Net assets – Class C	$144,863,286
Shares outstanding – Class C	14,779,479
Net asset value per share – Class C	$9.80
Net assets – Administrator Class	$107,746,516
Shares outstanding – Administrator Class	10,982,859
Net asset value per share – Administrator Class	$9.81
Net assets – Institutional Class	$209,312,437
Shares outstanding – Institutional Class	21,349,102
Net asset value per share – Institutional Class	$9.80
Net assets – Investor Class	$388,119,709
Shares outstanding – Investor Class	39,596,264
Net asset value per share – Investor Class	$9.80

Total investments, at cost	$2,317,300,121

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended December 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	39

Investment income
Interest	$61,278,819
Income from affiliated securities	628

Total investment income	61,279,447

Expenses
Advisory fee	3,900,995
Administration fees
Fund level	618,404
Class A	1,236,873
Class B	16,134
Class C	109,930
Administrator Class	46,279
Institutional Class	127,135
Investor Class	341,570
Shareholder servicing fees
Class A	1,932,615
Class B	25,210
Class C	171,765
Administrator Class	111,128
Investor Class	445,072
Distribution fees
Class B	75,630
Class C	515,296
Custody and accounting fees	61,811
Professional fees	48,774
Registration fees	88,038
Shareholder report expenses	91,038
Trustees’ fees and expenses	9,455
Other fees and expenses	98,124

Total expenses	10,071,276
Less: Fee waivers and/or expense reimbursements	(594,316)

Net expenses	9,476,960

Net investment income	51,802,487

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	22,572,879
Futures transactions	(14,791,660)

Net realized gains on investments	7,781,219

Net change in unrealized gains (losses) on:
Unaffiliated securities	63,404,173
Futures transactions	(2,906,402)

Net change in unrealized gains (losses) on investments	60,497,771

Net realized and unrealized gains (losses) on investments	68,278,990

Net increase in net assets resulting from operations	$120,081,477

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Municipal Bond Fund	Statements of Changes in Net Assets

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011

Operations
Net investment income		$51,802,487		$101,384,959
Net realized gains on investments		7,781,219		18,845,954
Net change in unrealized gains (losses) on investments		60,497,771		(15,582,609)

Net increase in net assets resulting from operations		120,081,477		104,648,304

Distributions to shareholders from
Net investment income
Class A		(32,494,310)		(59,060,027)
Class B		(347,688)		(1,162,353)
Class C		(2,370,309)		(4,173,587)
Administrator Class		(2,018,334)		(3,916,012)
Institutional Class		(7,077,202)		(19,430,866)
Investor Class		(7,500,722)		(13,598,496)
Net realized gains
Class A		(401,460)		(1,575,542)
Class B		(4,634)		(39,434)
Class C		(37,511)		(138,575)
Administrator Class		(27,662)		(65,150)
Institutional Class		(56,312)		(535,124)
Investor Class		(98,949)		(344,183)

Total distributions to shareholders		(52,435,093)		(104,039,349)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	16,291,670	157,500,064	51,835,801	490,169,016
Class B	29,711	288,067	51,817	496,010
Class C	2,426,240	23,446,963	3,660,076	34,803,259
Administrator Class	4,983,036	48,232,518	6,142,044	57,801,479
Institutional Class	2,629,478	25,375,925	24,713,320	237,143,444
Investor Class	9,235,630	89,275,556	14,408,715	135,840,580

		344,119,093		956,253,788

Reinvestment of distributions
Class A	2,547,652	24,662,598	4,609,967	43,539,414
Class B	21,603	209,184	77,580	734,774
Class C	147,220	1,425,305	255,976	2,418,353
Administrator Class	161,341	1,564,064	222,047	2,097,291
Institutional Class	131,881	1,276,988	271,664	2,566,694
Investor Class	668,383	6,470,424	1,232,498	11,652,764

		35,608,563		63,009,290

Payment for shares redeemed
Class A	(18,318,059)	(176,996,144)	(37,155,536)	(349,795,422)
Class B	(767,313)	(7,399,814)	(2,302,819)	(21,692,645)
Class C	(1,044,983)	(10,092,509)	(3,386,290)	(31,813,638)
Administrator Class	(2,424,587)	(23,469,208)	(18,781,216)	(181,345,798)
Institutional Class	(26,242,401)	(253,547,469)	(20,355,452)	(191,385,954)
Investor Class	(5,441,869)	(52,586,634)	(15,308,057)	(144,380,304)

		(524,091,778)		(920,413,761)

Statements of Changes in Net Assets	Wells Fargo Advantage Municipal Bond Fund	41

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011

	Shares		Shares

Capital share transactions (continued)
Net asset value of shares issued in acquisitions
Class A	0	$0	98,040,074	$935,406,444
Class B	0	0	4,332,007	41,345,567
Class C	0	0	9,158,549	87,366,580
Administrator Class	0	0	1,039,978	9,919,279
Institutional Class	0	0	39,905,138	380,736,995

		0		1,454,774,865

Net increase (decrease) in net assets resulting from capital share transactions		(144,364,122)		1,553,624,182

Total increase (decrease) in net assets		(76,717,738)		1,554,233,137

Net assets
Beginning of period		2,495,006,086		940,772,949

End of period		$2,418,288,348		$2,495,006,086

Overdistributed net investment income		$(423,252)		$(417,174)

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Municipal Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.54	$9.51	$8.74	$9.21	$9.50	$9.41
Net investment income	0.21	0.40	0.41	0.45	0.42	0.40
Net realized and unrealized gains (losses) on investments	0.25	0.03	0.84	(0.47)	(0.29)	0.11

Total from investment operations	0.46	0.43	1.25	(0.02)	0.13	0.51
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.41)	(0.45)	(0.42)	(0.40)
Net realized gains	(0.00)[1]	(0.01)	(0.07)	0.00	0.00	(0.02)

Total distributions to shareholders	(0.20)	(0.40)	(0.48)	(0.45)	(0.42)	(0.42)
Net asset value, end of period	$9.80	$9.54	$9.51	$8.74	$9.21	$9.50
Total return[2]	4.94%	4.70%	14.28%	(0.04)%	1.38%	5.38%
Ratios to average net assets (annualized)
Gross expenses	0.81%[3]	0.83%[3]	0.86%[3]	0.89%[3]	1.04%[3]	1.07%[3]
Net expenses	0.76%[3]	0.77%[3]	0.75%[3]	0.75%[3]	0.82%[3]	0.85%[3]
Net investment income	4.20%	4.18%	4.37%	5.19%	4.44%	4.11%
Supplemental data
Portfolio turnover rate	21%	69%	84%	152%	144%	107%
Net assets, end of period (000’s omitted)	$1,550,554	$1,503,256	$383,203	$220,711	$115,830	$127,411

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2011 (Unaudited)	0.01%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%
Year ended June 30, 2007	0.14%

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Bond Fund	43

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class B		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.54	$9.51	$8.72	$9.21	$9.50	$9.41
Net investment income	0.17	0.33	0.35	0.38	0.35	0.32
Net realized and unrealized gains (losses) on investments	0.27	0.03	0.85	(0.49)	(0.29)	0.11

Total from investment operations	0.44	0.36	1.20	(0.11)	0.06	0.43
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.34)	(0.38)	(0.35)	(0.32)
Net realized gains	(0.00)[1]	(0.01)	(0.07)	0.00	0.00	(0.02)

Total distributions to shareholders	(0.17)	(0.33)	(0.41)	(0.38)	(0.35)	(0.34)
Net asset value, end of period	$9.81	$9.54	$9.51	$8.72	$9.21	$9.50
Total return[2]	4.65%	3.92%	13.43%	(1.01)%	0.62%	4.59%
Ratios to average net assets (annualized)
Gross expenses	1.56%[3]	1.57%[3]	1.61%[3]	1.64%[3]	1.79%[3]	1.82%[3]
Net expenses	1.51%[3]	1.52%[3]	1.50%[3]	1.50%[3]	1.57%[3]	1.60%[3]
Net investment income	3.45%	3.39%	3.71%	4.40%	3.67%	3.36%
Supplemental data
Portfolio turnover rate	21%	69%	84%	152%	144%	107%
Net assets, end of period (000’s omitted)	$17,692	$24,040	$3,437	$6,436	$6,070	$8,642

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2011 (Unaudited)	0.01%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%
Year ended June 30, 2007	0.14%

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Municipal Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class C		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.53	$9.51	$8.74	$9.21	$9.50	$9.41
Net investment income	0.17	0.32	0.33	0.38	0.35	0.32
Net realized and unrealized gains (losses) on investments	0.27	0.03	0.85	(0.47)	(0.29)	0.11

Total from investment operations	0.44	0.35	1.18	(0.09)	0.06	0.43
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.34)	(0.38)	(0.35)	(0.32)
Net realized gains	(0.00)[1]	(0.01)	(0.07)	0.00	0.00	(0.02)

Total distributions to shareholders	(0.17)	(0.33)	(0.41)	(0.38)	(0.35)	(0.34)
Net asset value, end of period	$9.80	$9.53	$9.51	$8.74	$9.21	$9.50
Total return[2]	4.66%	3.81%	13.43%	(0.79)%	0.62%	4.59%
Ratios to average net assets (annualized)
Gross expenses	1.56%[3]	1.58%[3]	1.61%[3]	1.63%[3]	1.77%[3]	1.82%[3]
Net expenses	1.51%[3]	1.52%[3]	1.50%[3]	1.50%[3]	1.57%[3]	1.60%[3]
Net investment income	3.45%	3.42%	3.59%	4.44%	3.67%	3.36%
Supplemental data
Portfolio turnover rate	21%	69%	84%	152%	144%	107%
Net assets, end of period (000’s omitted)	$144,863	$126,338	$33,864	$12,509	$2,384	$2,146

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2011 (Unaudited)	0.01%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%
Year ended June 30, 2007	0.14%

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Bond Fund	45

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Administrator Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.54	$9.50	$8.73	$9.21	$9.50	$9.41
Net investment income	0.22	0.40	0.42	0.46	0.44	0.43
Net realized and unrealized gains (losses) on investments	0.26	0.06	0.85	(0.48)	(0.29)	0.11

Total from investment operations	0.48	0.46	1.27	(0.02)	0.15	0.54
Distributions to shareholders from
Net investment income	(0.21)	(0.41)	(0.43)	(0.46)	(0.44)	(0.43)
Net realized gains	(0.00)[1]	(0.01)	(0.07)	0.00	0.00	(0.02)

Total distributions to shareholders	(0.21)	(0.42)	(0.50)	(0.46)	(0.44)	(0.45)
Net asset value, end of period	$9.81	$9.54	$9.50	$8.73	$9.21	$9.50
Total return[2]	5.13%	4.96%	14.33%	0.00%	1.65%	5.77%
Ratios to average net assets (annualized)
Gross expenses	0.74%[3]	0.75%[3]	0.78%[3]	0.81%[3]	0.87%[3]	0.89%[3]
Net expenses	0.61%[3]	0.62%[3]	0.60%[3]	0.60%[3]	0.56%[3]	0.48%[3]
Net investment income	4.36%	4.26%	4.55%	5.34%	4.71%	4.48%
Supplemental data
Portfolio turnover rate	21%	69%	84%	152%	144%	107%
Net assets, end of period (000’s omitted)	$107,747	$78,861	$186,661	$157,287	$26,793	$15,926

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2011 (Unaudited)	0.01%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%
Year ended June 30, 2007	0.14%

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Municipal Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Institutional Class		2011	2010	2009	2008[1]
Net asset value, beginning of period	$9.54	$9.51	$8.73	$9.21	$9.19
Net investment income	0.22	0.42	0.41	0.47	0.11
Net realized and unrealized gains (losses) on investments	0.26	0.04	0.88	(0.48)	0.02

Total from investment operations	0.48	0.46	1.29	(0.01)	0.13
Distributions to shareholders from
Net investment income	(0.22)	(0.42)	(0.44)	(0.47)	(0.11)
Net realized gains	(0.00)[2]	(0.01)	(0.07)	0.00	0.00

Total distributions to shareholders	(0.22)	(0.43)	(0.51)	(0.47)	(0.11)
Net asset value, end of period	$9.80	$9.54	$9.51	$8.73	$9.21
Total return[3]	5.09%	4.99%	14.73%	0.17%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.47%[4]	0.50%[4]	0.50%[4]	0.51%[4]	0.56%[4]
Net expenses	0.47%[4]	0.49%[4]	0.50%[4]	0.42%[4]	0.44%[4]
Net investment income	4.45%	4.46%	4.42%	5.50%	5.02%
Supplemental data
Portfolio turnover rate	21%	69%	84%	152%	144%
Net assets, end of period (000’s omitted)	$209,312	$427,525	$2,809	$10	$10

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2011 (Unaudited)	0.01%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Bond Fund	47

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Investor Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.53	$9.51	$8.74	$9.21	$9.50	$9.41
Net investment income	0.21	0.39	0.41	0.44	0.42	0.40
Net realized and unrealized gains (losses) on investments	0.26	0.03	0.84	(0.47)	(0.29)	0.11

Total from investment operations	0.47	0.42	1.25	(0.03)	0.13	0.51
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.41)	(0.44)	(0.42)	(0.40)
Net realized gains	(0.00)[1]	(0.01)	(0.07)	0.00	0.00	(0.02)

Total distributions to shareholders	(0.20)	(0.40)	(0.48)	(0.44)	(0.42)	(0.42)
Net asset value, end of period	$9.80	$9.53	$9.51	$8.74	$9.21	$9.50
Total return[2]	5.03%	4.56%	14.23%	(0.09)%	1.41%	5.43%
Ratios to average net assets (annualized)
Gross expenses	0.84%[3]	0.86%[3]	0.91%[3]	0.94%[3]	1.16%[3]	1.24%[3]
Net expenses	0.79%[3]	0.80%[3]	0.80%[3]	0.80%[3]	0.80%[3]	0.80%[3]
Net investment income	4.17%	4.13%	4.35%	5.12%	4.46%	4.16%
Supplemental data
Portfolio turnover rate	21%	69%	84%	152%	144%	107%
Net assets, end of period (000’s omitted)	$388,120	$334,987	$330,799	$249,015	$248,426	$248,692

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2011 (Unaudited)	0.01%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%
Year ended June 30, 2008	0.07%
Year ended June 30, 2007	0.14%

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Municipal Bond Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	49

held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2011, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Expiration
2012	2013	2015	2016	2017	2018
$1,390,042	$2,156,251	$6,506,524	$43,928,997	$34,601,109	$10,765,388

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

50	Wells Fargo Advantage Municipal Bond Fund	Notes to Financial Statements (Unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$2,353,103,113	$29,040,412	$2,382,143,525

Short-term investments
Investment companies	9,112,265	0	0	9,112,265
U.S. Treasury securities	3,499,874	0	0	3,499,874
	$12,612,139	$2,353,103,113	$29,040,412	$2,394,755,664

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of December 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other Financial Instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(1,276,369)	$0	$0	$(1,276,369)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	51

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$23,633,772
Accrued discounts (premiums)	143,495
Realized gains (losses)	250,078
Change in unrealized gains (losses)	(1,435,620)
Purchases	9,735,750
Sales	(3,287,063)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2011	$29,040,412
Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(1,435,620)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

52	Wells Fargo Advantage Municipal Bond Fund	Notes to Financial Statements (Unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $77,155 from the sale of Class A shares and $9,861 and $2,548 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011 were $498,649,183 and $680,382,653, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At December 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at December 31, 2011	Net Unrealized Gains (Losses)
March 2012	750 Short	10-Year U.S. Treasury Notes	$98,343,750	$(886,190)
March 2012	1,048 Short	30-Year U.S. Treasury Bonds	151,763,500	(390,179)

The Fund had an average notional amount of $180,476,324 in short futures contracts during the six months ended December 31, 2011.

On December 31, 2011, the cumulative unrealized losses on futures contracts in the amount of $1,276,369 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. ACQUISITIONS

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund. Shareholders holding Class A, Class B and Class C shares of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund received Class A, Class B and Class C shares, respectively, of the Fund in the reorganizations. Class I shares of Evergreen High Income Municipal Bond Fund received Administrator Class shares of the Fund. Class I shares of Evergreen Municipal Bond Fund received Institutional Class shares of the Fund. The investment portfolio of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund with fair values of $145,927,536 and $1,295,221,490, respectively, and identified costs of $159,171,399 and $1,255,268,128, respectively, at July 9, 2010, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	53

amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized appreciation acquired, exchange ratio and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains (Losses)	Exchange Ratio	Number of Shares Issued
Evergreen High Income Municipal Bond Fund	$147,746,775	$(13,243,864)	0.80	11,451,915	Class A
			0.80	1,074,850	Class B
			0.80	1,918,914	Class C
			0.80	1,039,978	Administrator Class

Evergreen Municipal Bond Fund	1,307,028,090	39,953,362	0.77	86,588,159	Class A
			0.77	3,257,157	Class B
			0.77	7,239,635	Class C
			0.77	39,905,138	Institutional Class

The aggregate net assets of the Fund immediately before and after the acquisitions were $952,402,812 and $2,407,177,677, respectively.

Assuming the acquisitions had been completed July 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended June 30, 2011 would have been:

Net investment income	$113,779,200
Net realized and unrealized gains (losses) on investments	$20,446,621
Net increase in net assets resulting from operations	$134,225,821

8. BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $1,804 in commitment fees.

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

During the six months ended December 31, 2011, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $12,525,000 (on an annualized basis) and incurred interest and fee expense in the amount of $72,110.

At December 31, 2011, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes			Collateral for Floating-Rate Notes Outstanding	Rate of Interest Expense
Amount Outstanding	Maturity Date	Interest Rate
$7,500,000	12/01/2013	8.53%	$15,000,000	4.78%
$5,025,000	10/01/2016	10.50%	$10,050,000	4.00%

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

54	Wells Fargo Advantage Municipal Bond Fund	Notes to Financial Statements (Unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	55

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

56	Wells Fargo Advantage Municipal Bond Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Municipal Bond Fund	57

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

58	Wells Fargo Advantage Municipal Bond Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207587 02-12 SA253/SAR253 12-11

Wells Fargo Advantage North Carolina Tax-Free Fund

Semi-Annual Report

December 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage North Carolina Tax-Free Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage North Carolina Tax-Free Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before

Letter to Shareholders	Wells Fargo Advantage North Carolina Tax-Free Fund	3

retreating later in the year, only to spike again during the fourth quarter. Yet “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index1, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage North Carolina Tax-Free Fund	Letter to Shareholders

opinion, the lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage North Carolina Tax-Free Fund	5

Notice to Shareholders

Effective April 1, 2012, the Fund may invest up to 10% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■   Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■  Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■  Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage North Carolina Tax-Free Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Robert J. Miller

Bruce R. Johns

FUND INCEPTION

January 11, 1993

CREDIT QUALITY[1] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF DECEMBER 31, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	7

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (ENCMX)	01/11/1993	1.06	4.61	2.58	3.50	5.85	9.54	3.53	3.98	0.91%	0.85%
Class C (ENCCX)	03/27/2002	4.45	7.73	2.76	3.22	5.45	8.73	2.76	3.22	1.66%	1.60%
Institutional Class (ENCYX)	02/28/1994					6.01	9.88	3.81	4.26	0.58%	0.54%
Barclays Capital Municipal Bond Index[6]						6.02	10.70	5.22	5.38
Barclays Capital North Carolina Municipal Bond Index[7]						5.86	10.13	5.58	5.49

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to North Carolina municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen North Carolina Municipal Bond Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

7.	The Barclays Capital North Carolina Municipal Bond Index is the North Carolina component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

8	Wells Fargo Advantage North Carolina Tax-Free Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,058.47	$4.40	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Class C
Actual	$1,000.00	$1,054.51	$8.26	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Institutional Class
Actual	$1,000.00	$1,060.11	$2.80	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$2.75	0.54%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 99.94%

Guam: 2.24%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00%	11/01/2026	$2,000,000	$2,210,440
Guam Government Privilege Tax Series A (Tax Revenue)	5.00	01/01/2031	1,000,000	1,057,250

				3,267,690

North Carolina: 83.71%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	08/01/2035	5,000,000	5,343,550
Charlotte NC AMT Series B (Airport Revenue)	5.00	07/01/2020	1,480,000	1,675,760
Charlotte NC AMT Series B (Airport Revenue)	5.50	07/01/2024	810,000	899,003
Charlotte NC Certifications Partner Series E (Lease Revenue)	5.00	06/01/2023	3,650,000	4,203,778
Charlotte NC COP Series A (Lease Revenue)	5.00	12/01/2026	1,160,000	1,341,575
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	07/01/2025	1,645,000	1,867,207
Charlotte NC Series A (Airport Revenue)	5.50	07/01/2034	2,500,000	2,726,650
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	01/15/2027	1,885,000	2,030,824
Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (IDR)	5.85	12/01/2020	3,450,000	3,452,450
Cumberland County NC Limited Obligation Series B (Lease Revenue)	5.00	12/01/2019	790,000	966,399
Cumberland County NC Limited Obligation Series B (Lease Revenue)	5.00	11/01/2025	1,000,000	1,169,170
Cumberland County NC Limited Obligation Series B (Lease Revenue)	5.00	11/01/2026	1,000,000	1,158,090
Fayetteville NC Public Work Commission Series B (Utilities Revenue)	5.00	03/01/2023	600,000	706,278
Forsyth County NC Public Facilities & Equipment Project (Miscellaneous Revenue)	5.00	10/01/2017	3,745,000	4,282,333
Johnston NC Memorial Hospital Authority (Health Revenue)	5.25	10/01/2036	2,000,000	2,113,180
Mecklenburg County NC COP Series B (Lease Revenue)	5.00	02/01/2018	700,000	842,121
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	03/01/2022	1,035,000	1,235,448
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10/01/2028	3,000,000	3,175,470
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10/01/2031	1,800,000	1,910,304
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue, State Appropriations Insured)	5.00	05/01/2026	4,455,000	5,003,767
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.00	01/01/2021	3,000,000	3,805,980
North Carolina Grant Anticipation (Miscellaneous Revenue)±	4.00	03/01/2023	3,000,000	3,405,180
North Carolina Grant Anticipation Department of State Treasury (Miscellaneous Revenue)	5.00	03/01/2021	3,700,000	4,438,409
North Carolina Housing Finance Agency Series 25-A (Housing Revenue)	4.65	07/01/2021	2,925,000	3,002,630
North Carolina Housing Finance Agency Series 8-A (Housing Revenue)	6.10	07/01/2013	145,000	145,407
North Carolina Housing Finance Agency Series B (Housing Revenue)	4.25	01/01/2028	5,070,000	5,347,532
North Carolina Limited Obligation Series B (Miscellaneous Revenue)	5.00	11/01/2018	4,000,000	4,935,880
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	06/01/2029	2,000,000	2,174,180
North Carolina Medical Care Commision Healthcare Facilities (Health Revenue)	5.00	01/01/2018	500,000	564,515
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10/01/2020	1,095,000	1,110,593
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10/01/2027	1,000,000	972,020
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10/01/2031	2,000,000	1,925,240
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10/01/2036	1,500,000	1,430,415

10	Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

North Carolina (continued)
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.50%	06/01/2015	$2,365,000	$2,419,419
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	07/01/2033	1,000,000	973,030
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue, AMBAC Insured)	5.38	10/01/2014	2,485,000	2,489,796
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	01/01/2021	2,720,000	3,225,621
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	01/01/2030	1,550,000	1,665,398
North Carolina Port Authority Series B (Airport Revenue)	5.00	02/01/2025	3,540,000	3,795,022
North Carolina Raleigh Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11/01/2028	2,500,000	2,791,975
North Carolina Turnpike Authority Series A (Transportation Revenue, Assured Guaranty Insured)	5.75	01/01/2039	3,500,000	3,817,310
Orange Country NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10/01/2026	1,000,000	1,142,520
Raleigh NC Series A (Water & Sewer Revenue)	5.00	03/01/2036	5,000,000	5,388,850
University of North Carolina at Chapel Hill Series A (Education Revenue)	5.00	12/01/2034	3,100,000	3,291,022
University of North Carolina Wilmington Student Housing Project COP (Education Revenue, NATL-RE FGIC Insured)	5.00	06/01/2022	1,000,000	1,079,000
University of North Carolina Wilmington Student Housing Project COP (Education Revenue, Assured Guaranty Insured)	5.00	06/01/2032	2,910,000	3,066,500
Wake County NC Industrial Facilities & PCFA (IDR)	5.38	02/01/2017	5,000,000	5,069,250
Wilmington NC COP (Lease Revenue)	5.00	06/01/2029	2,580,000	2,789,909

				122,365,960

Puerto Rico: 4.97%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)±	0.77	07/01/2029	6,000,000	3,893,100
Puerto Rico Highway & Transporation Authority Highway Series AA-1 (Tax Revenue)	4.95	07/01/2026	1,765,000	1,845,978
Puerto Rico Municipal Finance Agency Series A (Miscellaneous Revenue, AGM Insured)	5.25	08/01/2014	1,500,000	1,530,570

				7,269,648

Tennessee: 2.05%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	09/01/2026	1,020,000	1,005,567
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2021	2,000,000	1,988,380

				2,993,947

Texas: 1.19%
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	5.63	12/15/2017	1,635,000	1,739,918

Virgin Islands: 5.78%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10/01/2019	3,500,000	3,916,500
Virgin Islands PFA Series A (Miscellaneous Revenue)	6.75	10/01/2037	2,500,000	2,722,450
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2014	1,710,000	1,818,034

				8,456,984

Total Municipal Bonds and Notes (Cost $138,647,853)				146,094,147

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	11

Security Name	Yield	Maturity Date	Principal	Value

Short-Term Investments: 0.05%

U.S. Treasury Securities: 0.05%
U.S. Treasury Bill#	0.01%	03/29/2012	$80,000	$79,997

Total Short-Term Investments (Cost $79,998)				79,997

Total Investments in Securities
(Cost $138,727,851)	99.99%	146,174,144
Other Assets and Liabilities, Net	0.01	11,717

Total Net Assets*	100.00%	$146,185,861

±	Variable rate investment.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $138,727,851 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,061,572
Gross unrealized depreciation	(615,279)

Net unrealized appreciation	$7,446,293

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage North Carolina Tax-Free Fund	Statement of Assets and Liabilities—December 31, 2011 (Unaudited)

Assets
Investment in unaffiliated securities, at value (see cost below)	$146,174,144
Cash	3,763
Receivable for Fund shares sold	820
Receivable for interest	1,860,371
Prepaid expenses and other assets	40,296

Total assets	148,079,394

Liabilities
Dividends payable	324,751
Payable for investments purchased	1,331,808
Payable for Fund shares redeemed	58,869
Payable for daily variation margin on open futures contracts	13,063
Advisory fee payable	42,787
Distribution fees payable	3,945
Due to other related parties	21,698
Accrued expenses and other liabilities	96,612

Total liabilities	1,893,533

Total net assets	$146,185,861

NET ASSETS CONSIST OF
Paid-in capital	$152,437,416
Overdistributed net investment income	(59,341)
Accumulated net realized losses on investments	(13,596,800)
Net unrealized gains on investments	7,404,586

Total net assets	$146,185,861

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$44,975,133
Shares outstanding – Class A	4,454,501
Net asset value per share – Class A	$10.10
Maximum offering price per share – Class A2	$10.58
Net assets – Class C	$5,506,070
Shares outstanding – Class C	545,279
Net asset value per share – Class C	$10.10
Net assets – Institutional Class	$95,704,658
Shares outstanding – Institutional Class	9,478,280
Net asset value per share – Institutional Class	$10.10

Investment is unaffiliated securities, at cost	$138,727,851

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended December 31, 2011 (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	13

Investment income
Interest	$3,360,759

Expenses
Advisory fee	271,641
Administration fees
Fund level	38,806
Class A	37,461
Class C	4,573
Institutional Class	41,072
Shareholder servicing fees
Class A	58,532
Class C	7,146
Distribution fees
Class C	21,437
Custody and accounting fees	4,710
Professional fees	22,072
Registration fees	16,847
Shareholder report expenses	15,967
Trustees' fees and expenses	5,461
Other fees and expenses	4,861

Total expenses	550,586
Less: Fee waivers and/or expense reimbursements	(28,605)

Net expenses	521,981

Net investment income	2,838,778

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	3,244,081
Futures transactions	(290,080)

Net realized gains on investments	2,954,001

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,025,749
Futures transactions	(51,237)

Net change in unrealized gains (losses) on investments	2,974,512

Net realized and unrealized gains (losses) on investments	5,928,513

Net increase in net assets resulting from operations	$8,767,291

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage North Carolina Tax-Free Fund	Statements of Changes in Net Assets

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011[1]		Year Ended August 31, 2010[2]

Operations
Net investment income		$2,838,778		$6,003,281		$8,961,673
Net realized gains (losses) on investments		2,954,001		(180,664)		5,773,186
Net change in unrealized gains (losses) on investments		2,974,512		(9,148,928)		4,837,406

Net increase (decrease) in net assets resulting from operations		8,767,291		(3,326,311)		19,572,265

Distributions to shareholders from
Net investment income
Class A		(816,010)		(1,567,666)		(2,178,772)
Class B		NA		NA		(67,960)[3]
Class C		(78,147)		(167,540)		(221,328)
Institutional Class		(1,944,621)		(4,265,609)		(6,670,963)

Total distributions to shareholders		(2,838,778)		(6,000,815)		(9,139,023)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	34,873	346,473	146,740	1,453,614	713,447	7,007,074
Class B	NA	NA	NA	NA	185 [3]	1,928 [3]
Class C	5,818	57,493	92,146	903,592	345,990	3,394,282
Institutional Class	161,753	1,600,280	521,375	5,074,633	1,491,632	14,595,901

		2,004,246		7,431,839		24,999,185

Reinvestment of distributions
Class A	51,233	508,238	94,796	919,172	136,217	1,338,770
Class B	NA	NA	NA	NA	2,855 [3]	27,966 [3]
Class C	5,876	58,288	11,978	116,155	14,542	142,981
Institutional Class	20,102	199,456	40,552	393,140	52,562	516,705

		765,982		1,428,467		2,026,422

Payment for shares redeemed
Class A	(568,293)	(5,627,451)	(887,232)	(8,604,120)	(561,591)	(5,516,010)
Class B	NA	NA	NA	NA	(281,556)[3]	(2,774,633)[3]
Class C	(62,341)	(616,865)	(266,018)	(2,543,123)	(101,213)	(991,298)
Institutional Class	(1,818,265)	(17,983,755)	(4,283,508)	(41,034,046)	(2,593,874)	(25,446,131)

		(24,228,071)		(52,181,289)		(34,728,072)

Net decrease in net assets resulting from capital share transactions		(21,457,843)		(43,320,983)		(7,702,465)

Total increase (decrease) in net assets		(15,529,330)		(52,648,109)		2,730,777

Net assets
Beginning of period		161,715,191		214,363,300		211,632,523

End of period		$146,185,861		$161,715,191		$214,363,300

Overdistributed net investment income		$(59,341)		$(59,341)		$(61,807)

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Evergreen North Carolina Municipal Bond Fund.

3.	Class B shares of Evergreen North Carolina Municipal Bond Fund became Class A shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage North Carolina Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]	Year Ended August 31,
Class A			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30	$10.44
Net investment income	0.18	0.30	0.39 [3]	0.39	0.39	0.38	0.39
Net realized and unrealized gains (losses) on investments	0.38	(0.41)	0.49	(0.15)	(0.20)	(0.30)	(0.14)

Total from investment operations	0.56	(0.11)	0.88	0.24	0.19	0.08	0.25
Distributions to shareholders from
Net investment income	(0.17)	(0.30)	(0.40)	(0.40)	(0.39)	(0.38)	(0.38)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(0.17)	(0.30)	(0.40)	(0.40)	(0.39)	(0.38)	(0.39)
Net asset value, end of period	$10.10	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30
Total return[4]	5.85%	(1.05)%	9.38%	2.63%	1.90%	0.67%	2.54%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.91%	0.90%	0.87%	0.92%[5]	0.98%[5]	0.92%[5]
Net expenses	0.85%	0.85%	0.88%	0.87%	0.89%[5]	0.93%[5]	0.87%[5]
Net investment income	3.49%	3.72%	4.03%	4.22%	3.88%[5]	3.71%[5]	3.78%[5]
Supplemental data
Portfolio turnover rate	38%	44%	63%	48%	78%	72%	83%
Net assets, end of period (000's omitted)	$44,975	$47,954	$56,508	$51,028	$54,680	$59,828	$66,176

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended August 31, 2008	0.05%
Year ended August 31, 2007	0.09%
Year ended August 31, 2006	0.03%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage North Carolina Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]	Year Ended August 31,
Class C			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30	$10.44
Net investment income	0.14	0.24	0.32 [3]	0.32	0.31	0.30	0.31
Net realized and unrealized gains (losses) on investments	0.39	(0.41)	0.49	(0.15)	(0.20)	(0.29)	(0.13)

Total from investment operations	0.53	(0.17)	0.81	0.17	0.11	0.01	0.18
Distributions to shareholders from
Net investment income	(0.14)	(0.24)	(0.33)	(0.33)	(0.31)	(0.31)	(0.31)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(0.14)	(0.24)	(0.33)	(0.33)	(0.31)	(0.31)	(0.32)
Net asset value, end of period	$10.10	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30
Total return[4]	5.45%	(1.66)%	8.57%	1.87%	1.13%	(0.08)%	1.82%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.66%	1.65%	1.62%	1.64%[5]	1.68%[5]	1.61%[5]
Net expenses	1.60%	1.60%	1.63%	1.62%	1.64%[5]	1.68%[5]	1.61%[5]
Net investment income	2.73%	2.96%	3.26%	3.47%	3.12%[5]	2.96%[5]	3.03%[5]
Supplemental data
Portfolio turnover rate	38%	44%	63%	48%	78%	72%	83%
Net assets, end of period (000's omitted)	$5,506	$5,789	$7,671	$4,805	$5,239	$5,734	$5,744

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended August 31, 2008	0.05%
Year ended August 31, 2007	0.09%
Year ended August 31, 2006	0.03%

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage North Carolina Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]	Year Ended August 31,
Institutional Class			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30	$10.44
Net investment income	0.19	0.32	0.42 [3]	0.42	0.41	0.41	0.41
Net realized and unrealized gains (losses) on investments	0.39	(0.41)	0.49	(0.16)	(0.20)	(0.30)	(0.13)

Total from investment operations	0.58	(0.09)	0.91	0.26	0.21	0.11	0.28
Distributions to shareholders from
Net investment income	(0.19)	(0.32)	(0.43)	(0.42)	(0.41)	(0.41)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(0.19)	(0.32)	(0.43)	(0.42)	(0.41)	(0.41)	(0.42)
Net asset value, end of period	$10.10	$9.71	$10.12	$9.64	$9.80	$10.00	$10.30
Total return[4]	6.01%	(0.79)%	9.66%	2.89%	2.15%	0.92%	2.85%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.58%	0.64%	0.62%	0.64%[5]	0.68%[5]	0.61%[5]
Net expenses	0.54%	0.54%	0.63%	0.62%	0.64%[5]	0.68%[5]	0.61%[5]
Net investment income	3.79%	4.02%	4.29%	4.47%	4.12%[5]	3.96%[5]	4.03%[5]
Supplemental data
Portfolio turnover rate	38%	44%	63%	48%	78%	72%	83%
Net assets, end of period (000's omitted)	$95,705	$107,972	$150,184	$153,115	$275,112	$444,672	$555,403

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended August 31, 2008	0.05%
Year ended August 31, 2007	0.09%
Year ended August 31, 2006	0.03%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage North Carolina Tax-Free Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	19

based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2011, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Expiration
2015	2016	2017	2018
$603,188	$1,458,697	$10,534,854	$3,623,438

As of June 30, 2011, the Fund had $321,094 of current year deferred post–October capital losses which would be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

20	Wells Fargo Advantage North Carolina Tax-Free Fund	Notes to Financial Statements (Unaudited)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$146,094,147	$0	$146,094,147
Short-term investments
U.S. Treasury securities	79,997	0	0	79,997
	$79,997	$146,094,147	$0	$146,174,144

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of December 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(41,707)	$0	$0	$(41,707)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”) an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	21

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $486 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011, were $56,623,516 and $75,897,987, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolios.

At December 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at December 31, 2011	Unrealized Gains (Losses)
March 2012	76 Short	5-Year U.S. Treasury Note	$9,367,594	$(41,707)

The Fund had an average notional amount of $8,471,781 in short futures contracts during the six months ended December 31, 2011.

On December 31, 2011, the cumulative unrealized losses on futures contracts in the amount of $41,707 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day's variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

22	Wells Fargo Advantage North Carolina Tax-Free Fund	Notes to Financial Statements (Unaudited)

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $119 in commitment fees.

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage North Carolina Tax-Free Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	25

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust
Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

26	Wells Fargo Advantage North Carolina Tax-Free Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207588 02-12 SA254/SAR254 12-11

Wells Fargo Advantage Pennsylvania Tax-Free Fund

Semi-Annual Report

December 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before

Letter to Shareholders	Wells Fargo Advantage Pennsylvania Tax-Free Fund	3

retreating later in the year, only to spike again during the fourth quarter. Yet “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index1, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Letter to Shareholders

opinion, the lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Pennsylvania Tax-Free Fund	5

Notice to Shareholders

Effective April 1, 2012, the Fund may invest up to 10% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■   Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■  Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■  Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Robert J. Miller

Bruce R. Johns

FUND INCEPTION

December 27, 1990

CREDIT QUALITY[1] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF DECEMBER 31, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	7

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EKVAX)	12/27/1990	1.01	5.62	3.39	3.97	5.82	10.57	4.34	4.45	0.88%	0.74%
Class B (EKVBX)**	02/01/1993	0.34	4.68	3.19	3.96	5.34	9.68	3.54	3.96	1.63%	1.49%
Class C (EKVCX)	02/01/1993	4.34	8.67	3.54	3.72	5.34	9.67	3.54	3.72	1.63%	1.49%
Institutional Class (EKVYX)	11/24/1997					5.95	10.85	4.60	4.73	0.55%	0.49%
Barclays Capital Municipal Bond Index[6]						6.02	10.70	5.22	5.38
Barclays Capital Pennsylvania Municipal Bond Index[7]						6.18	10.47	5.43	5.43

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Pennsylvania municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Bond Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

7.	The Barclays Capital Pennsylvania Municipal Bond Index is the Pennsylvania component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

8	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,058.19	$3.88	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%
Class B
Actual	$1,000.00	$1,053.43	$7.74	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%
Class C
Actual	$1,000.00	$1,053.37	$7.74	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%
Institutional Class
Actual	$1,000.00	$1,059.51	$2.59	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 98.54%

Florida: 0.41%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (IDR, ACA Insured)	5.50%	10/01/2030	$1,000,000	$1,012,400

Pennsylvania: 90.87%
Allegheny County PA Airport AMT Pittsburgh International Airport Series A (Airport Revenue, AGM Insured)	5.00	01/01/2017	1,145,000	1,251,199
Allegheny County PA Higher Education Building Authority Chatham College Series A (Education Revenue)	5.38	09/01/2028	5,000,000	5,000,250
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Health System Series A (Health Revenue)	5.00	09/01/2018	1,000,000	1,184,150
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue)±	1.01	02/01/2021	4,000,000	3,645,120
Allegheny County PA Port Authority Refunding Transportation (Tax Revenue)	5.75	03/01/2029	3,000,000	3,404,430
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, AGM Insured)	5.00	06/01/2030	1,880,000	2,068,677
Allegheny County PA Series C-65 (GO - Local)	5.50	05/01/2024	4,675,000	5,332,773
Berks County PA Municipal Hospital Authority Reading Hospital & Medical Center Project (Health Revenue, NATL-RE Insured)	5.70	10/01/2014	1,145,000	1,217,547
Bethlehem PA Water Authority (Water & Sewer Revenue)	5.00	11/15/2016	1,500,000	1,620,975
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	03/15/2027	1,700,000	1,533,604
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12/15/2017	695,000	703,451
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12/15/2027	2,370,000	2,264,108
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10/01/2015	1,565,000	1,564,859
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	01/01/2036	5,000,000	4,650,150
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11/01/2039	1,200,000	1,272,516
Dauphin County PA (GO - Local, XLCA Insured)	5.00	11/15/2022	1,000,000	1,102,270
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Lease Revenue)	6.00	01/01/2025	3,845,000	3,095,917
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	08/15/2020	1,795,000	1,760,428
Delaware Valley PA Regional Finance Series B (Miscellaneous Revenue)±	2.15	06/01/2042	1,000,000	1,000,000
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	08/01/2028	4,050,000	4,405,509
Delaware Valley PA Regional Financial Authority Local Government Series B (Miscellaneous Revenue, AMBAC Insured)	5.60	07/01/2017	2,000,000	2,291,440
General Authority of South Central Pennsylvania Association of Independent Colleges and Universities (Education Revenue)	6.00	11/01/2031	2,500,000	2,803,375
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured)±	5.25	12/01/2033	1,500,000	1,494,045
Latrobe PA IDA Saint Vincent College Project (Education Revenue)	5.38	05/01/2024	1,280,000	1,281,050
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12/15/2014	1,130,000	1,124,768
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12/15/2015	1,085,000	1,071,210
Lehigh County PA General Purpose Authority Cedar Crest College (Education Revenue, Radian Insured)	5.00	04/01/2021	2,185,000	2,229,246

10	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Pennsylvania (continued)
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, NATL-RE GO of Hospital Insured)	7.00%	07/01/2016	$1,900,000	$2,142,839
Lycoming County PA Education Authority Pennsylvania College of Technology Project (Education Revenue)	5.50	07/01/2026	3,000,000	3,370,500
McKeesport PA Municipal Authority (Water & Sewer Revenue)	5.50	12/15/2027	2,405,000	2,747,737
Montgomery County PA HEFA Abington Memorial Hospital Series A (Health Revenue)	5.00	06/01/2022	7,000,000	7,341,670
Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured)	5.00	04/01/2027	4,960,000	5,016,395
Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue)	5.00	11/15/2016	2,500,000	2,683,425
Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue)	5.00	11/15/2022	6,000,000	6,131,820
Montgomery County PA IDA New Regulatory Medical Center Project (Health Revenue, FHA Insured)	5.00	08/01/2020	985,000	1,150,322
Mount Lebanon PA Hospital Authority Saint Clair Memorial Hospital Series A (Health Revenue)	5.50	07/01/2022	4,400,000	4,436,256
New Morgan PA Municipal Authority Commonwealth Office Project Series A (Miscellaneous Revenue)	6.50	06/01/2025	2,560,000	2,346,138
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured)	5.00	06/01/2013	1,980,000	2,041,182
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured)	5.80	06/01/2023	3,515,000	3,599,079
Pennsylvania EDFA Colver Project Series G (Resource Recovery Revenue)	5.13	12/01/2015	1,150,000	1,136,039
Pennsylvania EDFA Dr. Gertrude A. Barber Center (Health Revenue, Radian Insured)	5.90	12/01/2030	1,000,000	1,000,270
Pennsylvania HEFAR Allegheny Delaware Valley Obligation Series B (Health Revenue, NATL-RE Insured)	5.88	11/15/2021	1,130,000	1,089,365
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured)	5.00	12/15/2024	3,070,000	3,157,526
Pennsylvania HEFAR Lasalle University Series A (Education Revenue)	5.25	05/01/2027	5,250,000	5,463,465
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10/01/2020	1,410,000	1,451,186
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10/01/2031	3,000,000	3,095,760
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.25	10/01/2043	1,380,000	1,422,504
Pennsylvania HEFAR Widener University (Education Revenue)	5.25	07/15/2024	2,000,000	2,044,200
Pennsylvania HEFAR Widener University (Education Revenue)	5.40	07/15/2036	4,500,000	4,546,890
Pennsylvania HFA Single Family Series 106-B (Housing Revenue, GO of Agency Insured)	4.50	10/01/2024	5,010,000	5,239,959
Pennsylvania Housing Finance Agency Single Family Series 108-B (Housing Revenue)	4.50	10/01/2024	1,825,000	1,907,508
Pennsylvania Housing Finance Agency Single Family Series 108-B (Housing Revenue)	4.75	10/01/2028	1,025,000	1,054,387
Pennsylvania Housing Finance Agency Single Family Series 112 (Housing Revenue)	5.00	04/01/2028	4,890,000	5,349,562
Pennsylvania State University Series A (Education Revenue, GO of University Insured)	5.00	03/01/2023	3,000,000	3,461,490
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	07/15/2021	3,545,000	4,386,973
Pennsylvania Turnpike Commission Series A (Transportation Revenue, AMBAC Insured)	5.50	12/01/2031	2,000,000	2,151,360
Pennsylvania Turnpike Commission Series C (Transportation Revenue, Assured Guaranty Insured)	6.25	06/01/2038	10,000,000	11,594,000
Philadelphia PA IDA First Philadelphia Charter Series A (Education Revenue)	5.30	08/15/2017	845,000	855,596

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Pennsylvania (continued)
Philadelphia PA IDA First Philadelphia Charter Series A (Education Revenue)	5.63%	08/15/2025	$3,540,000	$3,317,192
Philadelphia PA IDA Global Leadership Academy Project (Miscellaneous Revenue)	5.13	11/15/2020	2,000,000	1,936,180
Philadelphia PA IDA Global Leadership Academy Project (Miscellaneous Revenue)	5.75	11/15/2030	250,000	230,523
Philadelphia PA IDA Series A (Miscellaneous Revenue)	5.30	09/15/2027	5,150,000	4,565,321
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	7.50	05/01/2031	1,285,000	1,321,237
Philadelphia PA Municipal Authority Series B (Lease Revenue, AGM Insured)	5.25	11/15/2016	2,400,000	2,527,560
Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.50	04/15/2016	1,000,000	1,013,250
Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.50	04/15/2022	500,000	504,900
Philadelphia PA School District Series C (Education Revenue, State Aid Withholding Insured)	5.00	09/01/2018	3,000,000	3,410,610
Philadelphia PA School District Series C (Education Revenue, State Aid Withholding Insured)	5.00	09/01/2021	1,395,000	1,597,359
Philadelphia PA School District Series E (Education Revenue, State Aid Withholding Insured)	5.00	09/01/2020	1,000,000	1,137,730
Philadelphia PA Water & Wastewater Series C (Water & Sewer Revenue, AGM Insured)	5.00	08/01/2019	1,000,000	1,200,350
Pittsburgh & Allegheny County PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	02/01/2020	1,900,000	2,205,767
Pittsburgh & Allegheny County PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	02/01/2031	3,000,000	3,207,090
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	12/01/2025	2,500,000	2,577,875
Reading PA Series A (GO - Local, AGM Insured)	5.00	11/15/2018	2,155,000	2,379,314
Red Lion PA Area School District (Tax Revenue, FSA State Aid Withholding Insured)	5.00	05/01/2023	2,495,000	2,836,391
Scranton PA School District (Tax Revenue, AGM State Aid Withholding Insured)	4.00	04/01/2018	1,020,000	1,153,283
Southeastern Pennsylvania Transportation Authority (Transportation Revenue)	5.00	06/01/2028	4,000,000	4,353,840
St. Marys Hospital Authority Catholic Health East Project Series B (Health Revenue)	5.00	11/15/2016	975,000	1,047,472
St. Marys Hospital Authority Catholic Health East Project Series B (Health Revenue)	5.00	11/15/2017	1,025,000	1,096,309
State Public School Building Authority Chester Upland School Project Series C (Lease Revenue, AGM State Aid Withholding Insured)	5.00	09/15/2026	875,000	967,024
State Public School Building Authority Northampton County Area Community College Project (Education Revenue)	5.50	03/01/2031	5,000,000	5,466,250
Washington County PA Hospital Authority Monongahela Valley Hospital Project (Health Revenue)	5.50	06/01/2017	2,385,000	2,461,630
Washington County PA Hospital Authority Monongahela Valley Hospital Project (Health Revenue)	6.25	06/01/2022	1,750,000	1,811,723
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11/01/2020	1,005,000	1,199,980
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	03/01/2027	2,600,000	2,608,034

				221,922,664

12	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Puerto Rico: 2.10%
Puerto Rico Electric Power Authority LIBOR Series UU (Utilities Revenue, AGM Insured)±	0.77%	07/01/2029	$6,000,000	$3,893,100
Puerto Rico Highway & Transportation Authority Series AA-1 (Transportation Revenue)	4.95	07/01/2026	1,175,000	1,228,909

				5,122,009

South Carolina: 1.47%
Charleston SC Educational Excellence Finance Corporation (Lease Revenue)±(h)	5.25	12/01/2025	3,230,000	3,582,813

Tennessee: 1.16%
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2020	2,850,000	2,829,308

Virgin Islands: 2.53%
Virgin Islands PFA Senior Lien Series A (Tax Revenue)	5.00	10/01/2029	2,000,000	2,039,620
Virgin Islands PFA Senior Lien Series B (Tax Revenue)	5.00	10/01/2025	4,000,000	4,153,280

				6,192,900

Total Municipal Bonds and Notes (Cost $233,674,476)				240,662,094

	Yield		Shares

Short-Term Investments: 0.38%

Investment Companies: 0.34%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class(l)(u)	0.01		828,004	828,004

			Principal

U.S. Treasury Securities: 0.04%
U.S. Treasury Bill#	0.02	03/29/2012	$100,000	99,996

Total Short-Term Investments (Cost $928,001)				928,000

Total Investments in Securities
(Cost $234,602,477)*	98.92%	241,590,094
Other Assets and Liabilities, Net	1.08	2,635,931

Total Net Assets	100.00%	$244,226,025

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(h)	Underlying security in inverse floater structure.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $234,721,100 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,729,346
Gross unrealized depreciation	(2,860,352)

Net unrealized appreciation	$6,868,994

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—December 31, 2011 (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	13

Assets
Investments
In unaffiliated securities, at value	$240,762,090
In affiliated securities, at value	828,004

Total investments, at value (see cost below)	241,590,094
Receivable for investments sold	2,246,185
Receivable for Fund shares sold	14,649
Receivable for interest	2,948,763
Prepaid expenses and other assets	48,019

Total assets	246,847,710

Liabilities
Dividends payable	746,585
Payable for floating-rate notes issued	1,615,000
Payable for Fund shares redeemed	70,522
Payable for daily variation margin on open futures contracts	10,828
Advisory fee payable	59,565
Distribution fees payable	8,229
Due to other related parties	34,106
Accrued expenses and other liabilities	76,850

Total liabilities	2,621,685

Total net assets	$244,226,025

NET ASSETS CONSIST OF
Paid-in capital	$253,256,360
Overdistributed net investment income	(345,731)
Accumulated net realized losses on investments	(15,637,648)
Net unrealized gains on investments	6,953,044

Total net assets	$244,226,025

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$43,988,740
Shares outstanding – Class A	3,880,697
Net asset value per share – Class A	$11.34
Maximum offering price per share – Class A2	$11.87
Net assets – Class B	$2,815,878
Shares outstanding – Class B	249,345
Net asset value per share – Class B	$11.29
Net assets – Class C	$8,986,678
Shares outstanding – Class C	794,283
Net asset value per share – Class C	$11.31
Net assets – Institutional Class	$188,434,729
Shares outstanding – Institutional Class	16,623,936
Net asset value per share – Institutional Class	$11.34

Total investments, at cost	$234,602,477

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Statement of Operations—Six Months Ended December 31, 2011 (Unaudited)

Investment income
Interest	$6,099,682
Income from affiliated securities	83

Total investment income	6,099,765

Expenses
Advisory fee	456,166
Administration fees
Fund level	65,167
Class A	35,318
Class B	2,533
Class C	7,061
Institutional Class	81,810
Shareholder servicing fees
Class A	55,184
Class B	3,959
Class C	11,033
Distribution fees
Class B	11,876
Class C	33,098
Custody and accounting fees	7,888
Professional fees	16,056
Registration fees	30,082
Shareholder report expenses	8,067
Trustees’ fees and expenses	7,293
Other fees and expenses	12,502

Total expenses	845,093
Less: Fee waivers and/or expense reimbursements	(84,478)

Net expenses	760,615

Net investment income	5,339,150

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	3,648,924
Futures transactions	(221,471)

Net realized gains on investments	3,427,453

Net change in unrealized gains (losses) on:
Unaffiliated securities	5,980,731
Futures transactions	(34,573)

Net change in unrealized gains (losses) on investments	5,946,158

Net realized and unrealized gains (losses) on investments	9,373,611

Net increase in net assets resulting from operations	$14,712,761

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Pennsylvania Tax-Free Fund	15

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011[1]		Year Ended March 31, 2011[2]

Operations
Net investment income		$5,339,150		$2,826,209		$13,409,281
Net realized gains (losses) on investments		3,427,453		483,337		(1,490,996)
Net change in unrealized gains (losses) on investments		5,946,158		7,115,976		(5,509,676)

Net increase in net assets resulting from operations		14,712,761		10,425,522		6,408,609

Distributions to shareholders from
Net investment income
Class A		(869,953)		(423,813)		(1,821,744)
Class B		(50,401)		(35,506)		(213,257)
Class C		(140,784)		(66,109)		(289,525)
Institutional Class		(4,278,014)		(2,300,914)		(11,059,183)[3]

Total distributions to shareholders		(5,339,152)		(2,826,342)		(13,383,709)

	Shares		Shares		Shares
Proceeds from shares sold
Class A	180,833	2,011,046	124,291	887,038	254,426	2,757,822
Class B	1,063	11,998	23	244	7,872	87,060
Class C	70,107	778,224	19,773	215,513	80,413	875,881
Institutional Class	291,216	3,243,878	302,140	3,280,594	660,469 [3]	7,169,202 [3]

		6,045,146		4,383,389		10,889,965

Reinvestment of distributions
Class A	44,584	498,044	21,531	233,976	90,114	986,254
Class B	2,471	27,484	1,917	20,745	12,389	135,340
Class C	8,006	89,272	3,856	41,826	16,292	177,989
Institutional Class	24,011	268,220	12,526	136,104	46,6163	509,650 [3]

		883,020		432,651		1,809,233

Payment for shares redeemed
Class A	(296,711)	(3,298,747)	(129,349)	(1,401,843)	(882,623)	(9,626,252)
Class B	(117,527)	(1,294,948)	(104,359)	(662,908)	(251,881)	(2,732,130)
Class C	(47,555)	(527,808)	(25,076)	(269,367)	(160,655)	(1,715,892)
Institutional Class	(3,122,097)	(34,769,504)	(1,722,167)	(18,647,560)	(6,528,096)[3]	(71,209,768)[3]

		(39,891,007)		(20,981,678)		(85,284,042)

Net decrease in net assets resulting from capital share transactions		(32,962,841)		(16,165,638)		(72,584,844)

Total decrease in net assets		(23,589,232)		(8,566,458)		(79,559,944)

Net assets
Beginning of period		267,815,257		276,381,715		355,941,659

End of period		$244,226,025		$267,815,257		$276,381,715

Overdistributed net investment income		$(345,731)		$(345,729)		$(345,596)

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Evergreen Pennsylvania Municipal Bond Fund.

3.	Class I shares of Evergreen Pennsylvania Municipal Bond Fund became Institutional Class shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]	Year Ended March 31,
Class A			2011[2]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$10.93	$10.63	$10.90	$ 9.95	$10.84	$11.32	$11.25
Net investment income	0.22	0.11	0.44	0.46	0.48	0.48	0.47
Net realized and unrealized gains (losses) on investments	0.41	0.30	(0.28)	0.95	(0.89)	(0.49)	0.07

Total from investment operations	0.63	0.41	0.16	1.41	(0.41)	(0.01)	0.54
Distributions to shareholders from
Net investment income	(0.22)	(0.11)	(0.43)	(0.46)	(0.48)	(0.47)	(0.47)
Net asset value, end of period	$11.34	$10.93	$10.63	$10.90	$9.95	$10.84	$11.32
Total return[3]	5.82%	3.84%	1.56%	14.41%	(3.79)%	(0.05)%	4.86%
Ratios to average net assets (annualized)
Gross expenses	0.87%[4]	0.87%[4]	0.84%[4]	0.76%	0.73%[4]	0.76%[4]	0.79%[3]
Net expenses	0.75%[4]	0.74%[4]	0.75%[4]	0.76%	0.73%[4]	0.71%[4]	0.74%[3]
Net investment income	3.94%	3.98%	3.99%	4.35%	4.67%	4.27%	4.13%
Supplemental data
Portfolio turnover rate	13%	10%	46%	45%	35%	21%	33%
Net assets, end of period (000’s omitted)	$43,989	$43,188	$41,832	$48,762	$45,158	$48,045	$55,565

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Pennsylvania Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2011 (Unaudited)	0.01%
Year ended June 30, 2011	0.01%
Year ended March 31, 2011	0.01%
Year ended March 31, 2009	0.01%
Year ended March 31, 2008	0.03%
Year ended March 31, 2007	0.08%

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Pennsylvania Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]	Year Ended March 31,
Class B			2011[2]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$10.89	$10.59	$10.86	$ 9.91	$10.80	$11.27	$11.21
Net investment income	0.18 [3]	0.09 [3]	0.35 [3]	0.38 [3]	0.40 [3]	0.37	0.36
Net realized and unrealized gains (losses) on investments	0.40	0.30	(0.27)	0.95	(0.89)	(0.45)	0.07

Total from investment operations	0.58	0.39	0.08	1.33	(0.49)	(0.08)	0.44
Distributions to shareholders from
Net investment income	(0.18)	(0.09)	(0.35)	(0.38)	(0.40)	(0.39)	(0.38)
Net asset value, end of period	$11.29	$10.89	$10.59	$10.86	$9.91	$10.80	$11.27
Total return[4]	5.34%	3.66%	0.80%	13.60%	(4.54)%	(0.73)%	4.00%
Ratios to average net assets (annualized)
Gross expenses	1.62%[5]	1.62%[5]	1.60%[5]	1.51%	1.47%[5]	1.46%[5]	1.49%[5]
Net expenses	1.50%[5]	1.49%[5]	1.50%[5]	1.51%	1.47%[5]	1.46%[5]	1.49%[5]
Net investment income	3.18%	3.22%	3.23%	3.63%	3.89%	3.51%	3.38%
Supplemental data
Portfolio turnover rate	13%	10%	46%	45%	35%	21%	33%
Net assets, end of period (000’s omitted)	$2,816	$3,956	$4,932	$7,573	$11,287	$18,324	$24,725

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Pennsylvania Municipal Bond Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2011 (Unaudited)	0.01%
Year ended June 30, 2011	0.01%
Year ended March 31, 2011	0.01%
Year ended March 31, 2009	0.01%
Year ended March 31, 2008	0.03%
Year ended March 31, 2007	0.08%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]	Year Ended March 31,
Class C			2011[2]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$10.91	$10.61	$10.88	$ 9.93	$10.82	$11.29	$11.23
Net investment income	0.18	0.09	0.35	0.38	0.40	0.38	0.37
Net realized and unrealized gains (losses) on investments	0.40	0.30	(0.27)	0.95	(0.88)	(0.46)	0.07

Total from investment operations	0.58	0.39	0.08	1.33	(0.48)	(0.08)	0.44
Distributions to shareholders from
Net investment income	(0.18)	(0.09)	(0.35)	(0.38)	(0.41)	(0.39)	(0.38)
Net asset value, end of period	$11.31	$10.91	$10.61	$10.88	$9.93	$10.82	$11.29
Total return[3]	5.34%	3.65%	0.80%	13.58%	(4.52)%	(0.72)%	4.00%
Ratios to average net assets (annualized)
Gross expenses	1.62%[4]	1.62%[4]	1.59%[4]	1.51%	1.48%[4]	1.46%[4]	1.49%[4]
Net expenses	1.50%[4]	1.49%[4]	1.50%[4]	1.51%	1.48%[4]	1.46%[4]	1.49%[4]
Net investment income	3.19%	3.23%	3.23%	3.61%	3.91%	3.52%	3.38%
Supplemental data
Portfolio turnover rate	13%	10%	46%	45%	35%	21%	33%
Net assets, end of period (000’s omitted)	$8,987	$8,331	$8,118	$9,020	$8,387	$9,896	$11,539

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Pennsylvania Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2011 (Unaudited)	0.01%
Year ended June 30, 2011	0.01%
Year ended March 31, 2011	0.01%
Year ended March 31, 2009	0.01%
Year ended March 31, 2008	0.03%
Year ended March 31, 2007	0.08%

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Pennsylvania Tax-Free Fund	19

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]	Year Ended March 31,
Institutional Class			2011[2]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$10.93	$10.63	$10.90	$ 9.95	$10.84	$11.31	$11.25
Net investment income	0.24	0.11	0.46	0.49	0.51	0.50	0.49
Net realized and unrealized gains (losses) on investments	0.40	0.30	(0.27)	0.95	(0.89)	(0.47)	0.07

Total from investment operations	0.64	0.41	0.19	1.44	(0.38)	0.03	0.56
Distributions to shareholders from
Net investment income	(0.23)	(0.11)	(0.46)	(0.49)	(0.51)	(0.50)	(0.50)
Net asset value, end of period	$11.34	$10.93	$10.63	$10.90	$9.95	$10.84	$11.31
Total return[3]	5.95%	3.91%	1.82%	14.69%	(3.55)%	0.29%	5.04%
Ratios to average net assets (annualized)
Gross expenses	0.54%[4]	0.55%[4]	0.54%[4]	0.51%	0.47%[4]	0.45%[4]	0.49%[4]
Net expenses	0.50%[4]	0.49%[4]	0.50%[4]	0.51%	0.47%[4]	0.45%[4]	0.49%[4]
Net investment income	4.18%	4.22%	4.23%	4.61%	4.88%	4.51%	4.38%
Supplemental data
Portfolio turnover rate	13%	10%	46%	45%	35%	21%	33%
Net assets, end of period (000’s omitted)	$188,435	$212,341	$221,498	$290,586	$332,597	$555,535	$730,018

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Pennsylvania Municipal Bond Fund.

3.	Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2011 (Unaudited)	0.01%
Year ended June 30, 2011	0.01%
Year ended March 31, 2011	0.01%
Year ended March 31, 2009	0.01%
Year ended March 31, 2008	0.03%
Year ended March 31, 2007	0.08%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Pennsylvania Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	21

held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2011, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Pre-enactment Capital Loss Expiration					Post-enactment Capital Losses
2012	2013	2015	2016	2017	Short-Term	Long-Term
$1,438,502	$894,209	$3,458,446	$4,324,935	$5,875,768	$801,174	$2,137,669

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

22	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to Financial Statements (Unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$240,662,094	$0	$240,662,094
Short-term investments
Investment companies	828,004	0	0	828,004
U.S. Treasury securities	99,996	0	0	99,996
	$928,000	$240,662,094	$0	$241,590,094

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of December 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(34,573)	$0	$0	$(34,573)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	23

paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $3,107 from the sale of Class A shares and $133 in contingent deferred sales charges from redemptions of Class B shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B and Class C of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011 were $33,726,643 and $68,956,328, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At December 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at December 31, 2011	Net Unrealized Gains (Losses)
March 2012	63 Short	5-Year U.S. Treasury Notes	$7,765,242	$(34,573)

The Fund had an average notional amount of $6,815,602 in short futures contracts during the six months December 31, 2011.

On December 31, 2011, the cumulative unrealized losses on futures contracts in the amount of $34,573 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

24	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to Financial Statements (Unaudited)

7. BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $196 in commitment fees.

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

During the six months ended December 31, 2011, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $1,615,000 (on an annualized basis) and incurred interest and fee expense in the amount of $6,831.

At December 31, 2011, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes			Collateral for Floating-Rate Notes Outstanding	Rate of Interest Expense
Amount Outstanding	Maturity Date	Interest Rate
$1,615,000	12/01/2013	4.78%	$3,582,813	0.01%

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	27

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

28	Wells Fargo Advantage Pennsylvania Tax-Free Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207589 02-12 SA255/SAR255 12-11

Wells Fargo Advantage Short-Term Municipal Bond Fund

Semi-Annual Report

December 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Short-Term Municipal Bond Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

Letter to Shareholders	Wells Fargo Advantage Short-Term Municipal Bond Fund	3

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year.

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index1, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage Short-Term Municipal Bond Fund	Letter to Shareholders

challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our opinion, the lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Short-Term Municipal Bond Fund	5

Notice to Shareholders

Effective April 1, 2012, the Fund may invest up to 10% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■   Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■  Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■   Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage Short-Term Municipal Bond Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

FUND INCEPTION

December 31, 1991

CREDIT QUALITY[1] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF DECEMBER 31, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	7

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WSMAX)	07/18/2008	(0.79)	1.17	3.30	3.51	1.23	3.24	3.72	3.72	0.79%	0.60%
Class C (WSSCX)	01/31/2003	(0.15)	1.47	2.90	2.74	0.85	2.47	2.90	2.74	1.54%	1.35%
Administrator Class (WSTMX)	07/30/2010					1.23	3.24	3.69	3.60	0.73%	0.60%
Institutional Class (WSBIX)	03/31/2008					1.23	3.34	3.88	3.80	0.46%	0.40%
Investor Class (STSMX)	12/31/1991					1.22	3.21	3.69	3.71	0.82%	0.63%
Barclays Capital Composite 1- and 3-Year Municipal Bond Index[6]						0.91	2.51	3.67	3.15

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the Investor Class no such adjustment is reflected). If these expenses had not been included, returns would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Capital Composite 1- and 3-Year Municipal Bond Index is a blended index weighted 50% in the Barclays Capital 1-Year Municipal Bond Index (the 1-2 year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax exempt bonds with a minimum credit rating of Baa), and 50% in the Barclays Capital 3-Year Municipal Bond Index (the 2-4 year component of the Barclays Capital Municipal Bond Index). You cannot invest directly in an index.

8	Wells Fargo Advantage Short-Term Municipal Bond Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,012.30	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,008.50	$6.82	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.85	1.35%
Administrator Class
Actual	$1,000.00	$1,012.30	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$1,012.31	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03	0.40%
Investor Class
Actual	$1,000.00	$1,012.15	$3.19	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$3.20	0.63%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 95.29%

Alabama: 1.42%
Birmingham AL Airport Authority (Miscellaneous Revenue)	3.00%	07/01/2013	$1,245,000	$1,273,299
Chatom AL Industrial Development Board Power South Energy Cooperative Projects Series A (Utilities Revenue)±	0.95	11/15/2038	15,750,000	15,763,545
Chatom AL Industrial Development Board Solid Refunding PowerSouth Energy (Utilities Revenue)	4.00	08/01/2014	5,840,000	6,174,866
Chatom AL Industrial Development Board Solid Refunding PowerSouth Energy (Utilities Revenue)	4.00	08/01/2015	2,890,000	3,093,051
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	4,000,000	4,199,080
East Alabama Health Care Authority Series B (Health Revenue)	4.63	09/01/2012	1,150,000	1,166,422
Fairfield AL Industrial Development Board (IDR)	5.38	06/01/2015	11,905,000	11,972,620
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured)	5.75	10/01/2012	3,000,000	3,012,480
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2016	500,000	491,340
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series A (IDR)±	4.75	06/01/2034	9,755,000	9,846,502
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR)±	4.88	06/01/2034	1,500,000	1,572,570
University of Alabama at Birmingham Hospital Series A (Health Revenue)	5.00	09/01/2012	800,000	820,152
University of Alabama at Birmingham Hospital Series A (Health Revenue)	5.00	09/01/2013	380,000	401,231
Wedowee Chimney Cove AL Improvement District Chimney Cove Project (Miscellaneous Revenue, West Georgia National Bank LOC)±(s)	5.00	07/01/2037	3,245,000	1,949,434

				61,736,592

Alaska: 0.10%
Alaska Energy Authority (Utilities Revenue, FSA Insured)	6.60	07/01/2015	3,200,000	3,463,200
Alaska Industrial Development & Export Authority Snettisham Hydroelectric Project (Utilities Revenue, AMBAC Insured)	6.00	01/01/2015	460,000	461,164
Alaska Student Loan Corporation (Education Revenue)	5.00	06/01/2014	500,000	542,780

				4,467,144

Arizona: 2.33%
Arizona Health Facilities Authority (Health Revenue)	6.25	07/01/2022	3,000,000	3,051,990
Arizona Health Facilities Authority Phoenix Catholic Healthcare West Series E (Health Revenue)±	5.00	07/01/2029	2,570,000	2,628,596
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)±	1.10	02/01/2042	21,515,000	20,074,356
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue)±	0.95	02/01/2042	15,175,000	14,225,197
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.25	07/01/2015	4,225,000	4,447,700
Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	07/01/2014	4,590,000	4,919,195
Arizona Sports & Tourism Authority (Tax Revenue, Compass Bank LOC)±§	0.70	07/01/2036	14,050,000	14,050,000
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project (Miscellaneous Revenue, NATL-RE Insured)	5.25	07/01/2015	2,300,000	2,397,566
Arizona State (Lease Revenue, AGM Insured)	5.00	10/01/2013	1,750,000	1,872,728
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue)	7.75	05/01/2024	18,525,000	19,116,318
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10/01/2032	2,370,000	2,372,536

10	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Arizona (continued)
Maricopa County AZ IDA Catholic Healthcare West Series A (Health Revenue)	5.00%	07/01/2013	$2,000,000	$2,107,320
Maricopa County AZ IDA Catholic Healthcare West Series B (Health Revenue)±	5.00	07/01/2025	635,000	648,919
Pima County AZ IDA Constellation Schools Project (Lease Revenue)	6.38	01/01/2019	2,660,000	2,675,109
Pima County AZ IDA Global Water Research LLC Project (IDR)	5.50	12/01/2013	1,120,000	1,121,456
Verrado AZ Community Facilities District # 1 (Tax Revenue)	4.85	07/15/2014	1,165,000	1,177,058
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.10	07/01/2012	1,166,000	1,171,760
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.20	07/01/2013	1,225,000	1,236,050
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.30	07/01/2014	1,391,000	1,403,950
White Mountain AZ Apache Tribe Fort Apache Indian Reservation Fort Apache Timber Equipment Lease (Miscellaneous Revenue)(s)	6.25	03/04/2012	600,747	387,320

				101,085,124

Arkansas: 0.00%
Arkansas State Development Financial Authority Public Health Laboratory Project (Health Revenue, AMBAC Insured)	3.90	12/01/2024	185,000	185,072

California: 7.61%
ABAG Finance Authority for Nonprofit Corporation California Georgiana Bruce Kirby Preparatory School (Education Revenue, Comerica Bank LOC)±	3.85	02/01/2037	2,190,000	2,194,227
Alameda County CA COP CAB (Lease Revenue, NATL-RE Insured)(z)	4.51	06/15/2014	2,185,000	1,957,498
Alameda County CA Refunding COP Series A (Lease Revenue, NATL-RE Insured)	5.38	12/01/2014	3,500,000	3,543,645
Alhambra CA City Elementary School Project Series D (Tax Revenue, AGM Insured)(z)	1.47	09/01/2014	1,570,000	1,509,006
Branch Banking & Trust Municipal Trust Various States (Miscellaneous Revenue)±144A	0.97	08/01/2014	34,000,000	33,989,120
California Floaters Series DCL-011 (Miscellaneous Revenue, Dexia Credit Local LOC, FSA Insured)±§	2.25	08/01/2027	33,980,000	33,980,000
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC FHA VA Guaranty Insured)	4.05	02/01/2014	1,000,000	992,950
California HFFA Catholic Healthcare Series A (Health Revenue)	4.00	03/01/2014	3,375,000	3,544,830
California HFFA Catholic Healthcare West Series F (Health Revenue)±	5.00	07/01/2027	6,025,000	6,496,276
California MSTR Class A (Miscellaneous Revenue, Societe Generale LOC)±§	1.00	06/01/2032	15,000,000	15,000,000
California Municipal Finance Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue)±	2.38	02/01/2039	10,000,000	10,089,500
California PCFA Solid Waste Disposal Browning Ferris Industries (Resource Recovery Revenue, FGIC Insured)	4.55	02/01/2015	2,670,000	2,693,683
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue)±	5.00	11/01/2038	5,000,000	5,240,750
California PCFA West Company Series A (Resource Recovery Revenue, Bank of America NA LOC)	5.13	01/01/2014	875,000	877,144
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12/01/2012	1,250,000	1,292,738
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11/01/2013	335,000	338,802
California Statewide CDA Proposition 1A Receivables Program (Miscellaneous Revenue)	5.00	06/15/2013	1,000,000	1,059,320
Centinela Valley California Union High CAB BAN (Tax Revenue)(z)	2.86	12/01/2013	4,755,000	4,501,035
Centinela Valley California Union High CAB BAN (Tax Revenue)	4.00	12/01/2013	5,670,000	5,924,526
Chino Ontario Upland CA Water Facilities Authority COP Agua de Lejos Project (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.20	10/01/2015	615,000	617,847

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50%	11/01/2014	$1,455,000	$1,499,043
Delano CA Financing Authority Lease Police Station & Capital Improvements Series A (Lease Revenue)	3.00	12/01/2013	940,000	953,517
Eureka CA Unified School District Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	3.39	08/01/2018	6,520,000	5,217,304
Gilroy CA Unified School District CAB BAN (Tax Revenue)	5.00	04/01/2013	1,210,000	1,281,523
Golden Empire Schools Financing Authority (Lease Revenue)	4.00	05/01/2012	15,000,000	15,169,800
Golden State Tobacco Securitization Corporation California Enhanced Asset-Backed Series A (Tobacco Revenue, AMBAC Insured)	5.00	06/01/2013	5,575,000	5,785,847
Inland Valley CA Development Agency Series B (Tax Revenue)±	4.25	03/01/2041	35,100,000	35,723,376
Inland Valley CA Development Agency Series C (Tax Revenue)±	4.50	03/01/2041	17,700,000	18,090,462
Kern CA Community College District COP (Lease Revenue)	4.00	04/01/2014	16,000,000	16,568,320
Kirkwood Meadows CA Public Utility District (Utilities Revenue)	4.50	05/01/2013	6,715,000	6,740,114
Long Beach CA Bond Finance Authority Natural Gas Purchase Revenue Series A (Utilities Revenue)	5.00	11/15/2014	800,000	831,464
Los Angeles CA Regional Airports Authority (Miscellaneous Revenue, AGM Insured)	5.00	01/01/2015	1,120,000	1,211,997
Monterey County CA COP Refinancing Project (Lease Revenue, AGM Insured)	4.00	08/01/2013	800,000	832,304
Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±	0.85	07/01/2017	17,745,000	15,473,463
Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±	0.88	07/01/2019	18,025,000	14,240,291
Oakland CA Unified School District (Tax Revenue, NATL-RE FGIC Insured)	5.00	08/01/2016	2,810,000	3,092,686
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50	05/01/2014	1,270,000	1,284,554
Port of Oakland CA Series N AMT (Port Authority Revenue, NATL-RE Insured)	5.00	11/01/2014	4,090,000	4,198,590
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.50	08/15/2013	3,070,000	3,101,007
Sacramento CA City Financing Authority Series A (Lease Revenue, AMBAC Insured)	5.38	11/01/2014	4,365,000	4,556,493
Sacramento CA City Financing Authority Series B (Lease Revenue)	5.00	11/01/2014	1,135,000	1,177,063
San Bernardino County CA COP Arrowhead Project Series A (Lease Revenue)	5.00	08/01/2012	1,315,000	1,345,916
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12/01/2016	1,730,000	1,736,661
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured)144A	5.00	02/15/2014	4,310,000	4,639,207
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured)144A	5.00	02/15/2015	4,525,000	4,976,052
San Francisco CA Building Authority Civic Center Project Series A (Lease Revenue)	5.00	12/01/2013	1,000,000	1,072,540
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	3.00	06/01/2014	790,000	815,549
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	06/01/2015	2,515,000	2,689,365
San Jose CA Airport Authority Series A-1 (Airport Revenue)	3.50	03/01/2014	1,000,000	1,044,750
San Manuel CA Entertainment Authority Series 2004-C (Tax Revenue)144A	4.50	12/01/2016	6,900,000	6,798,156
Savanna CA Elementary School District BAN (Tax Revenue)	4.00	05/01/2012	900,000	908,397
Savanna CA Elementary School District CAB (Tax Revenue)(z)	1.90	05/01/2012	2,000,000	1,987,260
Sierra CA Joint Community College District School Facilities Improvement District # 2 CAB Series B (Tax Revenue, NATL-RE Insured)(z)	1.72	08/01/2015	500,000	469,915
Upland CA COP San Antonio Community Hospital Project (Lease Revenue)	5.00	01/01/2015	1,915,000	2,063,030
Washington Township CA Health Care District Election 2004 Series A (Tax Revenue)	6.50	08/01/2013	750,000	809,978

12	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Washington Township CA Health Care District Election 2004 Series A (Tax Revenue)	6.50%	08/01/2014	$1,000,000	$1,120,030
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2012	300,000	305,499
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2014	1,000,000	1,070,350
Whittier CA Health Facility Revenue Presbyterian Intercommunity Hospital D (Health Revenue)	5.00	06/01/2013	3,000,000	3,147,090

				329,871,860

Colorado: 0.29%
Colorado ECFA Twin Peaks Charter School (Miscellaneous Revenue)	5.75	11/15/2018	180,000	192,506
Colorado Health Facilities Authority Catholic Health Series C-2 (Health Revenue)±	4.00	10/01/2040	3,000,000	3,315,690
Public Authority for Colorado Energy Natural Gas (Utilities Revenue)	5.75	11/15/2018	8,375,000	8,967,783

				12,475,979

Connecticut: 2.05%
Connecticut Series A (Miscellaneous Revenue)±	0.87	05/15/2017	17,000,000	17,000,000
Connecticut Series A (Miscellaneous Revenue)±	1.02	05/15/2018	17,740,000	17,740,000
Connecticut Series A (Miscellaneous Revenue)±§	1.05	03/01/2017	12,295,000	12,294,508
Connecticut Series A (Miscellaneous Revenue)±§	1.30	03/01/2018	13,500,000	13,499,460
Connecticut Series A (Miscellaneous Revenue)±§	1.45	03/01/2019	21,500,000	21,523,650
Connecticut Series C (Miscellaneous Revenue)±	0.75	05/15/2016	5,000,000	4,989,550
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	01/01/2014	1,655,000	1,659,568
Naugatuck CT COP Incineration Facility Project Series A (Lease Revenue, AMBAC Insured)	5.00	06/15/2015	305,000	308,770

				89,015,506

District of Columbia: 0.55%
District of Columbia (Tax Revenue)±	0.85	12/01/2017	13,000,000	13,001,690
District of Columbia BAN Pilot Arthur (Tax Revenue)	4.00	12/01/2012	2,900,000	2,965,192
District of Columbia Convention Center Authority Series A (Tax Revenue, AMBAC Insured)	5.00	10/01/2012	1,980,000	2,042,132
District of Columbia HFA Series B (Housing Revenue)	5.63	06/01/2035	725,000	741,523
District of Columbia Tobacco Settlement Financing Corporation Asset-Backed Bonds (Tobacco Revenue)	5.70	05/15/2012	5,000,000	5,065,100

				23,815,637

Florida: 6.25%
Arcadia FL Housing Authority Arcadia Oaks Association Limited Project (Housing Revenue)	4.25	01/01/2012	2,800,000	2,800,168
Boynton Beach FL Utility System Refunding (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	11/01/2012	140,000	142,853
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured)±	1.75	06/01/2014	31,000,000	31,108,810
Citrus County FL COP (Lease Revenue, Assured Guaranty Insured)	4.00	04/01/2013	2,170,000	2,242,955
Connerton FL West Community Development District Series B (Miscellaneous Revenue)(s)	5.13	05/01/2016	1,400,000	561,890
Cooper City FL Utility System (Water & Sewer Revenue, AMBAC Insured)(z)	6.88	10/01/2013	805,000	715,170
Emerald Coast FL Utilities Authority Revenue Series B (Utilities Revenue, NATL-RE-IBC FGIC Insured)	6.25	01/01/2013	1,000,000	1,048,740

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida (continued)
Escambia County FL Utilities Authority (Utilities Revenue, NATL-RE FGIC Insured)	6.25%	01/01/2015	$1,290,000	$1,382,441
Florida Housing Finance Corporation (Housing Revenue)	4.25	12/15/2012	6,740,000	6,747,347
Florida Housing Finance Corporation Series 2 (Housing Revenue)	5.00	01/01/2035	365,000	365,489
Florida State Department of Corrections COP Okeechobee Correctional Facility Project (Lease Revenue, AMBAC Insured)	5.00	03/01/2014	1,000,000	1,068,950
Florida State Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	6.50	06/15/2021	2,000,000	2,055,340
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue)±	3.00	12/01/2020	12,000,000	11,914,920
Gulf Breeze FL Local Government Series B (Miscellaneous Revenue, FGIC Insured)±	4.00	12/01/2020	1,135,000	1,119,905
Gulf Breeze FL Local Government Series B (Miscellaneous Revenue, FGIC Insured)±	5.30	12/01/2015	100,000	100,289
Gulf Breeze FL Series B (Miscellaneous Revenue, FGIC Insured)±	4.25	12/01/2020	2,050,000	2,036,614
Gulf Breeze FL Series C (Miscellaneous Revenue, FGIC Insured)±	4.00	12/01/2020	1,070,000	1,071,980
Halifax FL Hospital Medical Center (Health Revenue)	5.25	06/01/2016	1,000,000	1,092,150
Highlands County FL Health Facilities Authority Health Series I (Health Revenue)	4.50	11/15/2015	4,625,000	5,121,031
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10/01/2013	1,000,000	1,045,860
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10/01/2015	3,365,000	3,627,706
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10/01/2016	7,325,000	7,885,509
Hillsborough County FL IDA (Tax Revenue)	5.25	10/01/2015	2,790,000	2,986,416
Hillsborough County FL Port District Series A (Port Authority Revenue, NATL-RE Insured)	5.75	06/01/2016	1,060,000	1,085,525
Lakeland FL Energy System Revenue (Utilities Revenue)±	1.20	10/01/2014	42,000,000	42,181,020
Lee County FL Airport Refunding Series A (Port Authority Revenue, AGM Insured)	5.00	10/01/2014	3,000,000	3,229,080
Lee County FL Memorial Health System Series A (Health Revenue, AGM Insured)	5.75	04/01/2013	2,700,000	2,735,316
Manatee County FL HFA Single Family Sub-Series 2 (Housing Revenue, GNMA Insured)	6.50	11/01/2023	85,000	86,477
Marion County FL School Board Series B (Lease Revenue, AMBAC Insured)	5.00	06/01/2014	325,000	351,150
Miami Gardens FL COP Series A-1 (Lease Revenue)	4.00	06/01/2013	1,055,000	1,091,830
Miami Gardens FL COP Series A-1 (Lease Revenue)	5.00	06/01/2014	1,095,000	1,173,369
Miami-Dade County FL (Health Revenue)	4.00	08/01/2013	480,000	495,456
Miami-Dade County FL (Health Revenue)	4.00	08/01/2014	500,000	519,960
Miami-Dade County FL (Health Revenue)	4.00	08/01/2015	615,000	642,614
Miami-Dade County FL Aviation (Port Authority Revenue, NATL-RE Insured)	5.25	10/01/2014	1,000,000	1,002,560
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	04/01/2016	1,000,000	1,121,760
Miami-Dade County FL Health Facilities Authority Miami Children’s Series A-2 (Health Revenue, NATL-RE Insured)±	4.55	08/01/2046	1,850,000	1,927,330
Miami-Dade County FL IDA Dolphins Stadium Project Series D (IDR)±§	3.00	07/01/2032	17,000,000	17,000,000
Miami-Dade County FL IDA Series C (IDR)±§	3.00	07/01/2032	1,000,000	1,000,000
Miami-Dade County FL School Board COP (Lease Revenue, Assured Guaranty Insured)	5.00	05/01/2016	1,400,000	1,591,870
Miami-Dade County FL School Board COP (Lease Revenue)±	5.00	05/01/2032	17,000,000	18,716,490
Miami-Dade County FL School Board COP (Lease Revenue, NATL-RE FGIC Insured)	5.25	10/01/2015	4,000,000	4,321,440
Miami-Dade County FL School Board COP Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	05/01/2012	7,760,000	7,885,014

14	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida (continued)
Miami-Dade County FL School Board COP Series A (Lease Revenue, AMBAC Insured)	5.00%	08/01/2012	$1,600,000	$1,639,248
Miami-Dade County FL School Board Master Equipment Lease 2 (Lease Revenue)	3.59	03/03/2016	10,864,563	11,262,532
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00	10/01/2012	1,165,000	1,187,578
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00	10/01/2013	1,000,000	1,041,480
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10/01/2014	1,710,000	1,846,202
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10/01/2015	1,905,000	2,084,546
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10/01/2013	1,450,000	1,533,027
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10/01/2014	1,000,000	1,071,170
Polk County FL School Board COP Series A (Lease Revenue, AGM Insured)	3.00	01/01/2014	535,000	550,884
Polk County FL School Board COP Series A (Lease Revenue, AGM Insured)	3.00	01/01/2015	1,935,000	2,011,220
Polk County FL School Board COP Series B (Lease Revenue, AGM Insured)	3.00	01/01/2015	1,235,000	1,283,647
Sarasota County FL Educational Facilities School Arts & Sciences Project (Miscellaneous Revenue)	5.20	07/01/2017	880,000	889,134
Seminole Tribe Florida Series 2010A Gaming Division Series A (Miscellaneous Revenue)144A	5.13	10/01/2017	1,400,000	1,421,700
South Lake County FL Hospital District (Health Revenue)	4.00	10/01/2014	835,000	869,335
South Lake County FL Hospital District (Health Revenue)	5.00	10/01/2015	920,000	996,029
St. Johns County FL Water & Sewer Authority Series A (Tax Revenue, NATL-RE Insured)(z)	2.08	06/01/2013	2,600,000	2,524,210
St. Johns County FL Water & Sewer Authority Series A (Tax Revenue, NATL-RE Insured)(z)	2.36	06/01/2014	1,645,000	1,553,587
St. Lucie County FL School Board Certificates Series A (Lease Revenue)	3.50	07/01/2014	2,780,000	2,914,663
St. Lucie County FL School Board Certificates Series A (Lease Revenue)	4.00	07/01/2015	4,835,000	5,204,056
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2012	2,000,000	2,070,700
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2013	1,000,000	1,079,070
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2015	2,500,000	2,874,075
Volusia County FL School Board (Tax Revenue)	5.00	10/01/2015	12,905,000	14,169,948
Volusia County FL School Board (Tax Revenue)	5.00	10/01/2016	10,000,000	11,147,600
Volusia County FL School Board (Tax Revenue, NATL-RE Insured)	5.00	10/01/2016	1,000,000	1,053,680

				270,680,115

Georgia: 0.82%
Atlanta GA Water & Wastewater System Series A (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.50	11/01/2012	8,500,000	8,852,325
Dalton GA School District Equipment Lease Purchase # 996-021203 (GO-Local)	4.20	08/01/2013	711,062	713,487
Dalton GA School District Equipment Lease Purchase # 996-021203 Series B (GO - Local)	4.20	08/01/2013	263,369	263,827
Fulton County GA Residential Care Facilities Authority Lenbrook Project Series A (Health Revenue)	5.00	07/01/2017	4,000,000	3,740,120
Georgia Environmental Facilities (Miscellaneous Revenue)	2.40	03/15/2016	5,500,000	5,715,490
Georgia Municipal Electric Authority Prerefunded Balance Class A (Utilities Revenue, Societe Generale LOC, NATL-RE IBC Bank of New York Insured)±144A	1.05	01/01/2018	2,145,000	2,145,000
Henry County GA Master State Municipal Loan (Lease Revenue)	4.09	04/24/2016	3,748,623	3,800,579

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Georgia (continued)
Kane & De Kalb County IL Community Parks & Greenspace Project (Tax Revenue)	5.00%	12/01/2014	$1,495,000	$1,614,570
Pike County GA School District (Tax Revenue, AMBAC State Aid Withholding Insured)	5.70	02/01/2016	1,000,000	1,070,110
Public Gas Partners Incorporated GA Series A (Utilities Revenue)	5.00	10/01/2013	1,825,000	1,937,730
Public Gas Partners Incorporated GA Series A (Utilities Revenue)	5.00	10/01/2014	3,000,000	3,263,640
Putnam County GA School District (Miscellaneous Revenue)	4.20	03/01/2013	100,600	100,786
Richmond County GA Development Authority (IDR)	5.15	03/01/2015	2,000,000	2,137,120

				35,354,784

Guam: 0.11%
Guam Department of Education John F. Kennedy High School Project Series A COP (Lease Revenue)	5.50	12/01/2015	455,000	466,725
Guam Government Hotel Occupancy Series A (Tax Revenue)	3.75	11/01/2014	1,845,000	1,890,239
Guam Government Hotel Occupancy Series A (Tax Revenue)	4.13	11/01/2015	750,000	780,420
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2012	500,000	512,870
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	07/01/2015	980,000	969,436

				4,619,690

Hawaii: 0.12%
Hawaii Department of Budget & Finance Hawaiian Electric Company Series A (Utilities Revenue, NATL-RE Insured)	4.95	04/01/2012	4,545,000	4,564,680
Hawaii Harbor Systems Series A (Port Authority Revenue, AGM Insured)	5.00	01/01/2013	645,000	671,006

				5,235,686

Idaho: 0.02%
Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	07/01/2038	700,000	735,392

Illinois: 8.41%
Chicago IL (Airport Revenue, BHAC-CR AMBAC Insured)	5.50	01/01/2016	60,000	60,191
Chicago IL Charter School Project (Miscellaneous Revenue)	4.50	12/01/2012	600,000	611,004
Chicago IL Charter School Project (Miscellaneous Revenue)	5.00	12/01/2014	360,000	378,634
Chicago IL Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.00	07/01/2013	2,580,000	2,727,163
Chicago IL Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.00	07/01/2014	2,265,000	2,457,842
Chicago IL Motor Fuel Tax Revenue (Tax Revenue, AMBAC Insured)	5.38	01/01/2014	645,000	670,568
Chicago IL O’Hare International Airport Second Lien General Airport (Airport Revenue, AMBAC Insured)	5.50	01/01/2018	15,875,000	15,918,656
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	01/01/2017	2,265,000	2,597,411
Chicago IL Series A (Tax Revenue, NATL-RE Insured)	5.38	01/01/2013	800,000	813,592
Chicago IL Series A2 (Tax Revenue, AMBAC Insured)	5.50	01/01/2018	32,080,000	36,695,991
Chicago IL Series D (Miscellaneous Revenue, AGM Insured)±§	4.00	01/01/2040	47,000,000	47,000,000
Chicago IL Series DCL 2008-068 (Tax Revenue, Dexia Credit Local LOC, FSA-CR AMBAC Insured)±§144A	2.25	01/01/2022	9,980,000	9,980,000
Chicago IL Series E (Tax Revenue)±§	0.80	01/01/2042	9,000,000	9,000,000
Chicago IL Series G (Tax Revenue)±§	0.80	01/01/2042	8,000,000	8,000,000
Chicago IL Transit Authority (Miscellaneous Revenue, AMBAC Insured)	5.25	06/01/2013	2,430,000	2,559,106
Cicero IL Series A (Tax Revenue, XLCA Insured)	5.00	01/01/2014	1,335,000	1,389,428
Cicero IL Series A (Tax Revenue, XLCA Insured)	5.00	01/01/2015	2,725,000	2,866,755

16	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois (continued)
Cook & Will County IL High School District 206 (Tax Revenue, Assured Guaranty Insured)	4.00%	12/15/2012	$380,000	$386,912
Cook & Will County IL High School District 206 (Tax Revenue, Assured Guaranty Insured)	4.00	12/15/2013	4,195,000	4,338,343
Cook & Will County IL High School District 206 (Tax Revenue, Assured Guaranty Insured)	4.50	12/15/2014	2,540,000	2,685,898
Cook County IL Series A (Tax Revenue, NATL-RE Insured)	6.25	11/15/2012	2,000,000	2,104,640
Illinois Development Finance Authority Adventist Health System (Health Revenue)	4.00	02/15/2013	3,035,000	3,098,310
Illinois Development Finance Authority Adventist Health System (Health Revenue, AGM Insured)	5.00	05/15/2014	4,500,000	4,747,140
Illinois Development Finance Authority Adventist Health System (Health Revenue)	5.00	02/15/2015	2,500,000	2,669,425
Illinois Development Finance Authority Adventist Health System (Health Revenue, NATL-RE Insured)±	5.50	11/15/2013	200,000	215,564
Illinois Educational Facilities Authority (Education Revenue)	5.00	10/01/2014	1,000,000	1,018,410
Illinois Finance Authority Advocate Health Subseries C3B (Health Revenue)±	4.38	11/01/2038	3,500,000	3,750,740
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured)	4.85	07/01/2012	990,000	979,516
Illinois Finance Authority Prairie Power Series A (Resource Recovery Revenue)±	3.00	07/01/2042	4,000,000	4,115,960
Illinois Finance Authority Revenue Alexian Brothers Health System (Health Revenue)	5.00	02/15/2014	3,500,000	3,679,130
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	04/01/2013	670,000	690,314
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	04/01/2014	655,000	683,407
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	04/01/2015	555,000	584,659
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	05/15/2013	8,000,000	8,228,720
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	05/15/2014	3,250,000	3,371,940
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	04/01/2015	900,000	942,246
Illinois Finance Authority Revenue University of Chicago System (Health Revenue, NATL-RE Insured)	5.00	08/15/2015	1,430,000	1,434,576
Illinois GO (Tax Revenue)	5.00	09/01/2015	1,885,000	2,033,783
Illinois GO (Tax Revenue, AGM Insured)	5.00	09/01/2015	10,000,000	11,093,500
Illinois GO (Tax Revenue)	5.00	09/01/2016	10,000,000	10,759,500
Illinois GO (Miscellaneous Revenue, AGM Insured)	5.38	12/01/2014	5,000,000	5,220,100
Illinois GO (Miscellaneous Revenue, AGM Insured)	5.50	05/01/2015	4,500,000	5,029,065
Illinois Housing Development Authority (Housing Revenue)	5.00	08/01/2028	3,300,000	3,525,819
Illinois Series A (Miscellaneous Revenue)	5.00	10/01/2016	5,000,000	5,296,150
Illinois Series B (Miscellaneous Revenue)±	3.00	10/01/2033	64,700,000	64,700,000
Knox & Warren Counties IL (Tax Revenue)	3.50	01/01/2015	500,000	526,090
Lake County IL Community Consolidated School District (Tax Revenue, NATL-RE Insured)	8.70	01/01/2016	1,075,000	1,260,825
Lake County IL Forest Preservation District Series A (Tax Revenue)±	0.82	12/15/2016	1,865,000	1,794,969
Metropolitan Pier & Exposition Authority (Tax Revenue)±§	1.05	12/15/2028	17,500,000	17,500,000
Regional Transportation Authority Illinois (Tax Revenue, GO of Authority Insured)±§	0.90	06/01/2025	17,660,000	17,660,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	04/01/2014	1,565,000	1,649,541

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois (continued)
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00%	04/01/2015	$1,090,000	$1,161,951
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	04/01/2016	635,000	687,540
University of Illinois COP Infrastructure Project (Lease Revenue, AMBAC Insured)	5.00	08/15/2013	5,800,000	6,067,380
University of Illinois COP Infrastructure Project (Lease Revenue, AMBAC Insured)	5.00	08/15/2014	6,275,000	6,678,232
Will & Kendall Counties IL Community Consolidated School District # 202 (Tax Revenue)	4.00	01/01/2014	925,000	974,404
Will & Kendall Counties IL Community Consolidated School District # 202 (Tax Revenue)	4.00	01/01/2015	1,800,000	1,932,192
Winnebago & Boone Counties IL School Districts (Tax Revenue, AGM Insured)(z)	2.42	02/01/2015	500,000	463,915
Winnebago & Boone Counties IL School Districts (Tax Revenue, AMBAC Insured)	5.00	02/01/2014	1,250,000	1,326,438
Winnebago County IL School District Prerefunded Balance CAB (Tax Revenue, AGM Insured)(z)	1.13	01/01/2014	1,290,000	1,260,962
Winnebago County IL School District Prerefunded Balance CAB (Tax Revenue, AGM Insured)(z)	2.26	01/01/2014	2,310,000	2,207,459

				364,262,006

Indiana: 2.85%
Beech Grove IN School Building Corporation First Mortgage (Lease Revenue, NATL-RE State Aid Withholding Insured)	6.25	07/05/2016	600,000	662,064
Boone County IN Redevelopment District BAN (Tax Revenue)	4.00	05/15/2013	4,325,000	4,329,066
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	02/01/2013	2,150,000	2,226,261
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	08/01/2013	2,000,000	2,101,400
Indiana Education Facilities Authority (Education Revenue, NATL-RE Insured)(z)	3.17	02/01/2015	400,000	362,748
Indiana Finance Authority HEFA Ascension Health Series B-2 (Health Revenue)	5.00	03/01/2015	1,895,000	2,031,914
Indiana Finance Authority Hospital Floyd Memorial Hospital & Health Refunding (Health Revenue)	5.00	03/01/2014	1,810,000	1,909,007
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	02/15/2013	680,000	691,730
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	02/15/2014	1,000,000	1,028,930
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	02/15/2015	1,230,000	1,275,301
Indiana Finance Authority Water Utilities (Water & Sewer Revenue)	3.00	10/01/2014	4,500,000	4,660,290
Indiana HEFA Ascension Health Series B3 (Health Revenue)±	1.74	11/15/2031	70,710,000	70,653,432
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.20	06/01/2013	4,500,000	4,698,765
Jeffersonville IN Building Corporation Series A (Lease Revenue)	4.00	08/15/2012	140,000	142,258
Jeffersonville IN Building Corporation Series B (Lease Revenue)	4.00	08/15/2012	70,000	71,129
Plainfield IN Redevelopment District Ronald Reagan Corridor Project (Tax Revenue)±	4.88	02/01/2035	10,000,000	10,183,200
University of Southern Indiana Auxiliary System (Education Revenue, AMBAC Insured)	5.50	10/01/2015	5,000,000	5,017,100

18	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Indiana (continued)
Zionsville IN Community Schools Building Corporation Series DCL 047 (Miscellaneous Revenue)±	1.98%	01/15/2025	$11,475,000	$11,475,000

				123,519,595

Iowa: 0.60%
Iowa Finance Authority Health Facilities (Health Revenue, Assured Guaranty Insured)	3.13	08/15/2014	1,000,000	1,040,740
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12/01/2013	4,300,000	4,482,621
Iowa Student Loan Liquidity Corporation Series 3 (Education Revenue)	5.25	12/01/2024	20,000,000	20,480,000

				26,003,361

Kansas: 0.74%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured)±	5.25	12/01/2023	12,500,000	13,103,250
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured)±	5.38	09/01/2035	5,000,000	5,249,050
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11/15/2013	250,000	258,058
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11/15/2014	650,000	672,770
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	03/01/2012	100,000	99,064
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2012	100,000	96,542
Wichita KS Facilities Improvement Series III A (Health Revenue)	5.00	11/15/2013	1,750,000	1,873,760
Wichita KS Hospital Revenue Via Christi Health System (Health Revenue)	5.00	11/15/2013	2,280,000	2,441,242
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series A (Tax Revenue)(z)	4.87	06/01/2021	9,000,000	5,714,910
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series B (Tax Revenue)	5.00	12/01/2020	2,305,000	2,415,041

				31,923,687

Kentucky: 0.32%
Ashland KY Ashland Hospital Corporation Series B (Health Revenue)	4.00	02/01/2014	1,000,000	1,044,830
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)	5.63	03/01/2014	1,975,000	1,990,089
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)	5.63	03/01/2015	2,710,000	2,729,214
Kentucky EDFA Series Saint Elizabeth Series A (Health Revenue)	4.00	05/01/2013	1,500,000	1,557,465
Louisville & Jefferson County KY (Water & Sewer Revenue)	4.00	05/15/2013	5,360,000	5,610,902
Louisville & Jefferson County KY Metro Government Environmental Facilities Louisville Gas & Electric Company Project (Utilities Revenue)±	5.63	06/01/2033	1,000,000	1,037,320

				13,969,820

Louisiana: 3.59%
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue)±	0.99	02/01/2046	46,000,000	45,944,800
England LA Sub District # 1 (Lease Revenue, NATL-RE FGIC Insured)	5.00	08/15/2013	1,130,000	1,199,224
Louisiana Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2012	3,750,000	3,805,800
Louisiana Gas & Fuels Tax Second Lien Series A1 (Tax Revenue)±	0.85	05/01/2043	40,500,000	40,556,700
Louisiana Local Government Environmental & Community Development Authority Series A (Education Revenue)	4.00	10/01/2013	1,500,000	1,575,150
Louisiana Local Government Environmental & Community Development Authority Series A (Education Revenue)	4.00	10/01/2014	1,500,000	1,607,040

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Louisiana (continued)
Louisiana PFA Christus Health C3 (Health Revenue, AGM Insured)	5.00%	07/01/2013	$4,445,000	$4,676,007
Louisiana PFA Franciscan Series B (Health Revenue)	5.00	07/01/2013	2,830,000	2,952,058
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car-A (Airport Revenue)	4.63	01/01/2015	1,120,000	1,187,435
New Orleans LA Aviation Board Series A Refunding (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,000,000	1,091,600
New Orleans LA Aviation Board Series B-2 Refunding (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,845,000	2,014,002
New Orleans LA Master Lease (Lease Revenue)	5.25	01/01/2018	17,781,091	17,810,964
Parish of DeSoto LA PCR Southwestern Electrical Power (Utilities Revenue)±	3.25	01/01/2019	28,000,000	28,973,560
Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Port Authority Revenue, NATL-RE Insured)	5.25	08/15/2013	910,000	933,496
Tangipahoa Parish LA Hospital Service District # 1 North Oaks Medical Center Project A (Health Revenue)	5.00	02/01/2012	1,000,000	1,003,150

				155,330,986

Maine: 0.20%
Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00	03/01/2014	3,135,000	3,230,273
Maine Educational Loan Authority Class A Series A-1 (Education Revenue, Assured Guaranty Insured)	4.63	12/01/2013	3,230,000	3,406,197
Maine Educational Loan Authority Class A Series A-1 (Education Revenue, Assured Guaranty Insured)	4.95	12/01/2014	2,075,000	2,241,083

				8,877,553

Maryland: 1.24%
Baltimore MD Consolidated Public Improvement Series A (Tax Revenue, AGM Insured)±(a)(m)(n)	0.21	10/15/2020	12,635,000	11,839,820
Baltimore MD Consolidated Public Improvement Series A (Tax Revenue, FGIC Insured)±(a)(m)(n)	0.21	10/01/2022	26,000,000	23,840,040
County of Baltimore MD EDA (IDR, BNP Paribas LOC)±§	1.00	12/01/2017	5,000,000	5,000,000
Maryland Community Development Administration Residential Series H (Housing Revenue)	4.55	09/01/2012	400,000	400,864
Maryland HEFA (Health Revenue)±	1.33	05/15/2042	12,500,000	12,519,125

				53,599,849

Massachusetts: 1.92%
Massachusetts Development Finance Agency Series A (Utilities Revenue)±	2.25	12/01/2041	2,500,000	2,539,575
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.25	01/01/2013	3,035,000	3,062,710
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.75	01/01/2014	2,585,000	2,642,180
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	01/01/2015	2,150,000	2,234,474
Massachusetts HEFA Care Group Series E-2 (Health Revenue)	5.00	07/01/2012	1,500,000	1,531,545
Massachusetts HEFA Caritas Christian Obligation Series B (Health Revenue)	6.50	07/01/2012	600,000	617,004
Massachusetts HEFA Health System Catholic East (Health Revenue)	5.00	11/15/2013	1,680,000	1,793,282
Massachusetts HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	07/01/2015	700,000	747,425
Massachusetts HEFA Northeastern University Series T-2 (Education Revenue)±	4.10	10/01/2037	3,000,000	3,034,410
Massachusetts HEFA Partners Healthcare Series G-6 (Health Revenue)±	0.98	07/01/2038	40,000,000	39,466,400

20	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Massachusetts (continued)
Massachusetts Municipal Securitization Trust Receipts Class A (Miscellaneous Revenue, Societe Generale LOC, FGIC Insured)±§	0.98%	05/01/2037	$7,845,000	$7,845,000
Massachusetts Series A (Miscellaneous Revenue)±	0.63	02/01/2014	12,070,000	12,079,294
Massachusetts Series A (Tax Revenue)±§	0.76	02/01/2015	3,350,000	3,350,000
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, AMBAD-TCRS GO of Authority Insured)	5.25	12/01/2015	1,840,000	2,025,748

				82,969,047

Michigan: 3.76%
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	04/01/2013	4,500,000	4,345,380
Detroit MI City School District (Tax Revenue, AGM Q-SBLF Insured)	5.00	05/01/2014	1,000,000	1,069,700
Detroit MI City School District Floater Series DCL 045 (Tax Revenue, FSA Q-SBLF Insured, Dexia Credit Local LOC)±	1.98	05/01/2030	15,000,000	15,000,000
Detroit MI City School District School Building & Site Improvement Series A (Tax Revenue, FGIC Q-SBLF Insured)	5.00	05/01/2013	2,750,000	2,868,718
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00	09/30/2012	4,350,000	4,456,749
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00	09/30/2013	4,220,000	4,433,532
Detroit MI GO Series B (Tax Revenue, AGM Insured)	5.00	04/01/2015	1,120,000	1,179,629
Detroit MI Sewer Disposal System (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2014	5,000,000	5,355,550
Detroit MI Sewer Disposal System (Water & Sewer Revenue, NATL-RE Insured)	6.00	07/01/2014	585,000	643,658
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured)	5.00	07/01/2016	2,000,000	2,149,300
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured)	5.00	07/01/2017	3,975,000	4,249,076
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured)±	5.50	07/01/2013	2,655,000	2,770,758
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured)±	5.50	07/01/2013	450,000	469,620
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue)±	5.50	07/01/2016	1,000,000	1,097,940
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2013	1,235,000	1,296,540
Detroit MI Water Supply System (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2013	1,265,000	1,330,350
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE Insured)	5.25	07/01/2016	1,000,000	1,043,330
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE FGIC Insured)	6.50	07/01/2015	1,000,000	1,104,080
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2018	5,000,000	5,375,850
Detroit MI Water Supply Systems Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured)±	5.00	07/01/2013	6,405,000	6,724,161
Flint MI International Academy (Miscellaneous Revenue)	5.00	10/01/2017	1,405,000	1,389,011
Huron Valley MI School District (Tax Revenue, NATL-RE Q-SBLF Insured)	5.00	05/01/2015	2,965,000	3,310,007
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue)±	5.25	01/15/2047	3,000,000	3,247,860
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	5.00	06/01/2014	18,070,000	18,989,040
Michigan Finance Authority State Aid Notes Series A2 (Miscellaneous Revenue)	6.65	03/20/2012	10,000,000	10,092,200
Michigan Municipal Bond Authority City of Detroit School District (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2015	11,860,000	12,739,063

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Michigan (continued)
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.25%	05/01/2015	$990,000	$1,002,860
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	275,000	281,740
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2016	105,000	109,264
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2013	225,000	232,859
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2012	1,425,000	1,453,614
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.75	12/01/2014	3,555,000	3,780,138
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.50	05/01/2014	80,000	79,324
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	300,000	307,353
Michigan State Building Authority Series I (Lease Revenue, AGM Insured)	5.25	10/15/2014	2,500,000	2,693,050
Michigan State Hospital Finance Authority (Health Revenue)	5.50	11/01/2016	5,025,000	5,331,927
Michigan State Hospital Finance Authority McLaren Health Care (Health Revenue)	5.00	05/15/2013	1,435,000	1,502,732
Michigan State Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00	11/15/2015	1,000,000	1,106,890
Michigan State Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	09/15/2017	3,520,000	3,784,141
Michigan State Strategic Fund Limited Obligation Detroit Edition (Utilities Revenue)±	3.05	08/01/2024	4,000,000	4,071,800
Michigan State Strategic Fund Obligation Dow Chemical B-2 (IDR)	6.25	06/01/2014	6,000,000	6,599,100
Wayne County MI Airport Authority (Airport Revenue)	4.00	12/01/2013	5,000,000	5,219,000
Wayne County MI Airport Authority (Airport Revenue)	5.00	12/01/2015	1,290,000	1,409,364
Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, NATL-RE FGIC Insured)	5.00	12/01/2012	1,500,000	1,536,660
Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, NATL-RE FGIC Insured)	5.00	12/01/2013	3,365,000	3,505,724
Wayne County MI Detroit Metropolitan Airport MBIA (Airport Revenue, AGC-ICC MBIA-RE FGIC Insured)	5.00	12/01/2015	1,110,000	1,210,588
Western Townships MI Utilities Authority Sewage Disposal Systems (Tax Revenue)	4.00	01/01/2013	1,075,000	1,109,841

				163,059,071

Minnesota: 1.65%
Becker MN PCR Northern States Power Series A (IDR)±	8.50	03/01/2019	4,745,000	5,018,217
Becker MN PCR Northern States Power Series B (IDR)±	8.50	09/01/2019	8,400,000	8,883,672
Chaska MN Independent School District # 112 COP Series B (Lease Revenue)	3.00	12/01/2012	500,000	509,995
Chaska MN Independent School District # 112 COP Series B (Lease Revenue)	3.00	12/01/2013	515,000	535,291
Chaska MN Independent School District # 112 COP Series B (Lease Revenue)	3.00	12/01/2014	530,000	559,431
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	4.00	08/15/2014	1,200,000	1,274,304
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	08/15/2015	750,000	812,588
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series B (Health Revenue, AGM Insured)±	5.00	08/15/2015	600,000	672,006
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured)±(a)(m)(n)	0.18	11/15/2017	8,900,000	7,627,810

22	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Minnesota (continued)
Minneapolis MN Fairview Health Services Series A (Health Revenue)	5.13%	11/15/2013	$1,935,000	$2,063,619
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, NATL-RE Insured)	5.50	05/15/2016	2,200,000	2,247,960
Minnesota Agricultural & Economic Development Board Essential Health Series A (Health Revenue)	4.75	02/15/2015	14,455,000	14,853,669
Minnesota Municipal Power Agency (Utilities Revenue)	4.00	10/01/2013	3,530,000	3,555,381
Seaway Port Authority of Duluth MN Industrial Development Dock & Wharf Revenue Cargill Incorporated Project (IDR)	4.20	05/01/2013	900,000	935,424
Tobacco Securitization Authority Minnesota (Tobacco Revenue)	5.00	03/01/2016	6,500,000	7,290,595
Tobacco Securitization Authority Minnesota (Tobacco Revenue)	5.00	03/01/2017	8,000,000	9,080,720
Tobacco Securitization Authority Minnesota (Tobacco Revenue)	5.00	03/01/2018	5,000,000	5,673,950

				71,594,632

Mississippi: 0.12%
Mississippi Business Finance Corporation Gulf Opportunity Zone Series A (Utilities Revenue)	3.25	05/01/2014	2,740,000	2,767,181
Mississippi Development Bank Special Obligation Limited Tax Note Singing River Hospital System Series B1 (Health Revenue, Assured Guaranty Insured)	2.00	07/01/2012	1,360,000	1,371,193
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00	08/15/2012	1,000,000	1,023,270

				5,161,644

Missouri: 1.20%
Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFC Insured)	4.00	04/15/2026	4,250,000	2,811,715
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50	04/01/2021	565,000	580,481
Jackson County MO Special Obligation (Tax Revenue, NATL-RE Insured)	5.50	12/01/2015	2,865,000	2,994,412
Lake of the Ozarks MO Community Bridge Corporation (Transportation Revenue)	5.25	12/01/2014	1,105,000	1,046,325
Missouri Development Finance Board Independence Missouri Centerpoint Series F (Lease Revenue)	4.00	04/01/2012	475,000	478,325
Missouri Development Finance Board Independence Missouri Centerpoint Series F (Lease Revenue)	4.25	04/01/2013	500,000	516,865
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR)±	4.90	05/01/2038	2,000,000	2,085,140
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR, XLCA Insured)±	5.25	07/01/2017	1,100,000	1,151,260
Missouri Housing Development Single Family Home Ownership Series B (Housing Revenue, GNMA/FNMA Insured)	5.80	09/01/2035	1,215,000	1,285,786
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2014	1,295,000	1,387,554
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2015	1,380,000	1,520,015
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2016	1,910,000	2,149,743
Sikeston MO Electrical Revenue (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2013	2,145,000	2,268,616
St. Louis MO Series 004 (Miscellaneous Revenue)±	1.98	07/01/2026	17,970,000	17,970,000
St. Louis MO Lambert St. Louis International Airport Series B (Airport Revenue, NATL-RE FGIC Insured)	6.00	07/01/2013	1,915,000	2,025,936
St. Louis MO Municipal Finance Corporation (Lease Revenue)	5.00	02/15/2015	1,000,000	1,098,080
St. Louis MO Municipal Finance Corporation (Lease Revenue)	5.00	02/15/2016	1,000,000	1,115,420
St. Louis MO Municipal Finance Corporation (Lease Revenue, AMBAC Insured)	5.25	02/15/2015	3,840,000	3,863,731

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Missouri (continued)
St. Louis MO Municipal Finance Corporation Convention Centre Series B (Lease Revenue, AGM Insured)(z)	2.65%	07/15/2014	$5,835,000	$5,455,317

				51,804,721

Montana: 0.01%
Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series A (Airport Revenue)	5.00	06/01/2012	310,000	313,798
Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series B (Airport Revenue)	5.00	06/01/2012	150,000	151,838
Montana Board Housing Series A2 (Housing Revenue, GO of Board Insured)	4.20	12/01/2013	140,000	144,612

				610,248

Nebraska: 0.30%
Central Plains Nebraska Energy Project # 1 Series A (Utilities Revenue)	5.00	12/01/2014	2,000,000	2,091,140
Central Plains Nebraska Energy Project # 1 Series A (Utilities Revenue)	5.00	12/01/2015	10,560,000	10,853,040
O’Neill NE St. Anthony’s Project (Health Revenue)	6.25	09/01/2012	170,000	173,069

				13,117,249

Nevada: 0.43%
Clark County NV Airport (Airport Revenue)±§144A	0.30	01/01/2018	11,250,000	11,250,000
Henderson NV Health Care Facilities Catholic Healthcare West Series B (Health Revenue)	5.00	07/01/2013	2,000,000	2,096,600
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	06/01/2012	1,195,000	1,207,966
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	06/01/2013	1,225,000	1,264,286
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2014	1,260,000	1,275,221
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2015	1,520,000	1,540,718

				18,634,791

New Hampshire: 0.12%
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	07/01/2027	5,020,000	5,288,168

New Jersey: 4.67%
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue)±	2.63	12/01/2029	2,705,000	2,741,355
New Jersey EDA (Tobacco Revenue, FGIC Insured)	5.00	06/15/2012	2,000,000	2,025,180
New Jersey EDA (Tobacco Revenue, Radian-IBCC Insured)	5.38	06/15/2014	3,500,000	3,710,910
New Jersey EDA (Tobacco Revenue, Radian-IBCC Insured)	5.38	06/15/2015	8,325,000	8,924,483
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, NATL-RE State Appropriations Insured)(z)	2.48	07/01/2014	1,810,000	1,700,875
New Jersey EDA Motor Vehicle Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	07/01/2016	2,190,000	2,361,521
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured)±	1.90	02/01/2018	39,000,000	39,150,540
New Jersey HEFAR Series 1A (Education Revenue)	4.75	12/01/2029	850,000	863,099
New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50	12/01/2029	10,115,000	10,108,526
New Jersey HFFA Catholic Health East (Health Revenue)	5.00	11/15/2013	2,000,000	2,116,100
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	3.00	12/01/2013	10,340,000	10,628,486

24	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

New Jersey (continued)
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	5.00%	12/01/2013	$5,000,000	$5,325,000
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	06/01/2013	1,285,000	1,341,694
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	06/01/2014	5,555,000	5,927,852
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	06/01/2014	2,500,000	2,637,950
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	06/01/2015	1,000,000	1,058,840
New Jersey Transportation Corporation Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	09/15/2016	3,195,000	3,465,233
New Jersey Turnpike Authority (Transportation Revenue, AGM Insured)±§	1.00	01/01/2024	23,000,000	23,000,000
New Jersey Turnpike Authority Series C-2 (Transportation Revenue, AGM Insured)±§	1.00	01/01/2024	21,250,000	21,250,000
New Jersey Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)±§	1.85	01/01/2018	46,200,000	46,200,000
Newark NJ Housing Authority (Housing Revenue)	5.00	01/01/2015	1,450,000	1,499,764
Newark NJ Housing Authority (Housing Revenue)	5.00	01/01/2016	560,000	583,470
Newark NJ Housing Authority (Housing Revenue)	5.00	01/01/2016	1,070,000	1,114,844
Newark NJ Housing Authority (Housing Revenue)	5.00	01/01/2017	3,200,000	3,367,488
North Jersey District Water Supply Series C (Water & Sewer Revenue, NATL-RE Insured)	5.25	07/01/2015	1,000,000	1,037,850

				202,141,060

New Mexico: 0.36%
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11/01/2014	1,250,000	1,329,525
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11/01/2015	875,000	943,136
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Guaranteed Student Loans Insured)±	1.22	12/01/2028	12,500,000	12,439,000
New Mexico Mortgage Finance Authority SFMR Class IA2 (Housing Revenue, GNMA/FNMA Insured)	5.60	01/01/2039	710,000	762,334
New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA FNMA FHLMC Insured)	4.05	07/01/2026	270,000	270,478

				15,744,473

New York: 12.29%
Buffalo NY Sewer Authority Series F (Water & Sewer Revenue, NATL-RE FGIC Insured)	6.00	07/01/2013	690,000	716,558
County of Suffolk NY TAN Series I (Tax Revenue)	2.00	07/12/2012	105,000,000	105,436,800
Dutchess County NY Local Development Corporation (Health Revenue)	4.00	07/01/2013	1,295,000	1,334,912
Dutchess County NY Local Development Corporation (Health Revenue, AGM Insured)	5.00	07/01/2014	1,085,000	1,167,384
JPMorgan Chase PUTTER/DRIVER Trust Series 3925 (Tax Revenue)±§144A	0.24	04/30/2012	15,000,000	15,000,000
Long Island NY Power Authority Series D (Airport Revenue, AGM Insured)±§	0.75	12/01/2029	11,005,000	11,005,000
Long Island NY Power Authority Series I (Utilities Revenue, AGM Insured)±§	1.25	12/01/2029	28,000,000	28,000,000
Long Island NY Power Authority Series L (Utilities Revenue, FSA Insured)±	1.15	12/01/2029	10,000,000	10,000,000
Long Island NY Power Authority Series N (Utilities Revenue, FSA Insured)±§	0.80	12/01/2029	15,565,000	15,565,000

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

New York (continued)
Long Island NY Power Authority Series O (Utilities Revenue, AGM Insured)±§	1.25%	12/01/2029	$12,500,000	$12,500,000
Metropitian Transportation Authority NY Sub Series E-2 (Transportation Revenue, BNP Paribas LOC)±§	0.56	11/01/2035	21,200,000	21,200,000
Metropolitan Transportation Authority NY Series B (Tax Revenue, AGM Insured)±§	1.25	11/01/2022	69,800,000	69,800,000
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2014	4,010,000	4,252,525
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2015	5,030,000	5,469,622
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.88	01/01/2016	3,830,000	4,256,930
New York City NY Housing Development Corporation MFHR Series L-2 (Housing Revenue)±	2.00	05/01/2045	13,000,000	13,176,670
New York City NY IDAG Yankee Stadium (Miscellaneous Revenue, Assured Guaranty Insured)(z)	0.90	03/01/2012	1,070,000	1,068,384
New York City NY IDAG Yankee Stadium (Miscellaneous Revenue, Assured Guaranty Insured)(z)	1.48	03/01/2013	2,755,000	2,707,366
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue)±§	0.76	06/15/2032	4,800,000	4,800,000
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue)±§	0.76	06/15/2033	46,100,000	46,100,000
New York City NY Transit Authority Triborough Bridge & Tunnel (Lease Revenue, AMBAC Insured)	5.30	01/01/2012	1,000,000	1,000,120
New York Dormitory Authority (Miscellaneous Revenue)	5.00	07/01/2014	1,200,000	1,305,576
New York Dormitory Authority North Shore Jewish Series B (Health Revenue)±	1.02	05/01/2018	9,895,000	9,278,146
New York Energy R&D Authority Electric and Gas Corporation Series A (Utilities Revenue)	2.13	03/15/2015	19,500,000	19,493,760
New York Environmental Facilities Corporation Waste Management Project Series A (IDR)±	4.55	05/01/2012	3,000,000	3,016,710
New York Local Government (Tax Revenue)±(a)	0.05	04/01/2017	31,850,000	29,944,758
New York NY Sub Series F-2 (Tax Revenue)±	4.40	12/15/2017	19,720,000	20,869,282
New York NY Sub Series L-5 (GO-Local)±§	0.55	04/01/2035	20,000,000	20,000,000
New York Urban Development Corporation (Housing Revenue)	5.88	02/01/2013	14,000,000	14,041,860
Niagara County NY IDA Solid Waste Disposal Series C (Resource Recovery Revenue)±	5.63	11/15/2024	7,250,000	7,331,055
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, NATL-RE FGIC Insured)	5.25	10/01/2015	970,000	1,022,584
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR)±144A	6.63	10/01/2035	10,450,000	10,511,760
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	07/01/2016	1,000,000	1,116,230
Syracuse NY Public Improvement Series B (Tax Revenue, Assured Guaranty Insured)	4.00	04/15/2014	850,000	907,503
Troy NY Capital Resource Corporation Series B (Education Revenue)	5.00	09/01/2015	2,000,000	2,220,200
Westchester County NY (Health Revenue)	4.00	11/01/2014	1,700,000	1,800,793
Westchester County NY (Health Revenue)	5.00	11/01/2014	4,815,000	5,232,894
Westchester County NY (Health Revenue)	5.00	11/01/2015	3,000,000	3,309,630
Yonkers NY IDA (Tax Revenue)	5.00	10/01/2014	1,500,000	1,616,970
Yonkers NY IDA (Tax Revenue)	5.00	10/01/2015	2,295,000	2,510,432
Yonkers NY IDA (Tax Revenue)	5.00	10/01/2016	2,000,000	2,217,480

				532,304,894

26	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

North Carolina: 0.66%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE-IBC Insured)	7.00%	01/01/2013	$1,105,000	$1,118,426
North Carolina Medical Care Commission University Health System Series E1 (Health Revenue)±	5.75	12/01/2036	8,865,000	9,519,237
Winston-Salem NC Waterworks & Sewer System (Water & Sewer Revenue)±§	1.05	06/01/2037	17,760,000	17,760,000

				28,397,663

North Dakota: 0.14%
Fargo ND Health System (Health Revenue)	4.00	11/01/2015	4,115,000	4,412,638
Ward County ND HCFA (Health Revenue)	5.25	07/01/2015	1,375,000	1,479,514

				5,892,152

Ohio: 2.39%
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12/01/2014	2,175,000	2,309,894
Cleveland OH Airport System (Airport Revenue)	4.00	01/01/2015	5,245,000	5,530,380
Cleveland OH Municipal School District (Tax Revenue)	4.00	12/01/2015	1,640,000	1,774,382
Cleveland OH Municipal School District (Tax Revenue)	5.00	12/01/2016	1,705,000	1,946,411
Garfield Heights OH Reform & Improvement Project (Tax Revenue, AGM Insured)	3.00	12/01/2016	3,840,000	3,966,682
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue)	4.00	05/01/2015	1,625,000	1,715,464
Montgomery County OH Catholic Health Initiatives Series D2 (Health Revenue)±	5.25	10/01/2038	5,500,000	5,940,220
Montgomery County OH Water Revenue Refunding System Greater Moraine Beaver (Water & Sewer Revenue, AMBAC Insured)	5.38	11/15/2015	2,650,000	2,721,842
Ohio Air Quality Development Authority (IDR)	5.70	02/01/2014	2,500,000	2,689,950
Ohio Air Quality Development Authority Columbus Southern Power Corporation Series A (Utilities Revenue)±	3.88	12/01/2038	2,000,000	2,069,300
Ohio Air Quality Development Authority First Energy Series B (IDR)±	3.00	10/01/2033	2,900,000	2,909,222
Ohio Air Quality Development Authority PCR Series A (IDR)±	2.25	12/01/2023	33,300,000	33,414,219
Ohio Higher Educational Facility Commission Hospital Cleveland Clinic Health Series A (Health Revenue)	4.00	01/01/2013	1,750,000	1,805,825
Ohio Higher Educational Facility Commission Series B University Hospital Health System (Health Revenue)±	3.75	01/15/2025	7,500,000	7,690,800
Ohio Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	4.00	01/15/2013	150,000	153,572
Ohio Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	5.00	01/15/2014	1,750,000	1,850,345
Ohio Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue)±	4.88	01/15/2039	2,050,000	2,258,280
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue)±	1.35	07/01/2016	10,000,000	10,008,500
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue)±	2.63	07/01/2021	3,300,000	3,337,257
Princeton OH School District MSTR (GO-Local, NATL-RE Insured)±§	0.85	12/01/2030	9,480,000	9,480,000

				103,572,545

Oklahoma: 0.89%
Cleveland County OK Public Facilities Authority Educational Facilities Norman Public Schools Project (Lease Revenue)	4.00	06/01/2014	2,000,000	2,137,300

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	27

Security Name	Interest Rate	Maturity Date	Principal	Value

Oklahoma (continued)
Comanche County OK Independent School District # 4 Geronimo (Education Revenue)	6.25%	08/15/2014	$574,542	$599,281
Kingfisher OK Public Schools Project (Lease Revenue)	4.50	09/01/2016	3,065,000	3,332,513
McClain County OK Economic Development Authority Educational Facilities Blanchard Public Schools Project (Lease Revenue)	4.25	09/01/2014	1,865,000	1,986,691
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured)±(a)(m)(n)	0.46	06/01/2019	17,000,000	15,401,404
Oklahoma County OK Finance Authority Putnam City Public Schools Project (Lease Revenue)	4.00	03/01/2014	3,405,000	3,598,268
Oklahoma County OK Finance Authority Western Heights Public Schools Project (Lease Revenue)	3.25	09/01/2012	840,000	851,735
Oklahoma Development Finance Authority Department of Human Services Community Office (Lease Revenue, AMBAC Insured)	5.25	02/01/2015	1,090,000	1,092,529
Oklahoma Development Finance Authority PCR Public Service Company Oklahoma Project (IDR)	5.25	06/01/2014	2,400,000	2,561,544
Okmulgee OK Municipal Utility System Series A (Utilities Revenue)	2.00	12/01/2012	1,130,000	1,140,780
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	3.00	06/01/2012	1,035,000	1,040,599
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	06/01/2017	4,600,000	4,783,540

				38,526,184

Oregon: 0.04%
Oregon Facilities Authority Legacy Health System (Health Revenue)	5.00	03/15/2013	1,000,000	1,044,440
Oregon Facilities Authority Legacy Health System (Health Revenue)	5.00	03/15/2014	750,000	802,320
Oregon Housing & Community Services Department Series H (Housing Revenue)	5.13	01/01/2029	10,000	10,286

				1,857,046

Pennsylvania: 9.24%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.00	01/01/2013	1,410,000	1,447,379
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	01/01/2014	1,350,000	1,412,019
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,000,000	1,060,270
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2013	700,000	725,151
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2014	1,000,000	1,059,280
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue)±	1.01	02/01/2021	29,405,000	26,796,188
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series B (Health Revenue)	5.00	06/15/2014	1,475,000	1,613,193
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series F (Health Revenue)±	1.15	05/15/2038	13,000,000	13,001,820
Allegheny County PA IDAG Duquesne Light PCR Series A (Utilities Revenue, AMBAC Insured)±	4.35	12/01/2013	1,460,000	1,527,350
Allegheny County PA University of Pittsburgh Medical Center Series B (Health Revenue)	5.00	06/15/2014	2,585,000	2,827,189
Beaver County PA IDA PCR First Energy Series B (IDR)±	3.00	10/01/2047	5,100,000	5,119,686
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10/01/2015	1,565,000	1,564,859

28	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Pennsylvania (continued)
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	3.75%	01/01/2013	$650,000	$656,838
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00	01/01/2015	2,310,000	2,439,683
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	07/01/2013	2,240,000	2,247,750
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	3,800,000	3,799,544
Delaware Valley PA Regional Financial Authority Series D (Miscellaneous Revenue)±§	1.25	12/01/2020	24,900,000	24,900,000
Delaware Valley PA Regional Financing Authority (Miscellaneous Revenue)±§	2.15	06/01/2042	21,000,000	21,000,000
Delaware Valley PA Regional Financing Authority (Miscellaneous Revenue)	5.75	07/01/2017	20,750,000	23,931,598
Gallery Certificate Trust Pennsylvania (Transportation Revenue, FSA Insured)	4.50	02/15/2013	1,185,000	1,188,662
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured)±	5.25	12/01/2033	8,880,000	8,844,746
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured)±	5.00	12/01/2033	14,795,000	14,769,849
Luzerne County PA Series C (Tax Revenue, FSA Insured)	7.00	11/01/2018	2,130,000	2,549,184
Lycoming County PA Health System Susquehanna Health System Project A (Health Revenue)	5.00	07/01/2014	2,000,000	2,107,620
McKeesport PA Area School District (Tax Revenue, AMBAC State Aid Withholding Insured)(z)	3.10	10/01/2014	2,000,000	1,836,620
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	02/01/2014	1,880,000	2,025,550
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	08/01/2014	2,955,000	3,233,952
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	08/01/2015	2,505,000	2,799,813
Northampton County PA General Purpose Hospital Authority Saint Lukes Hospital Project Series C (Health Revenue)±	4.50	08/15/2032	1,425,000	1,533,984
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10/15/2013	6,135,000	6,315,001
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.25	10/15/2014	900,000	936,963
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2013	4,215,000	4,287,329
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2014	2,250,000	2,288,993
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2015	1,675,000	1,690,946
Pennsylvania EDFA Main Line Health (Hospital Revenue)±	0.50	10/01/2027	11,785,000	11,660,433
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)±	2.75	09/01/2013	4,250,000	4,333,683
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13	12/01/2015	305,000	301,297
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue)±	2.63	12/01/2033	6,500,000	6,587,360
Pennsylvania Finance Authority Community College Beaver County Project (Education Revenue, NATL-RE State Aid Withholding Insured)	4.65	12/01/2013	1,085,000	1,088,667
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, XLCA Insured)±	0.70	07/01/2017	4,350,000	4,041,498
Pennsylvania HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	5.00	05/15/2014	3,970,000	4,330,555
Pennsylvania HEFAR University of The Arts (Education Revenue, Radian State Aid Withholding Insured)	5.50	03/15/2013	940,000	941,993

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	29

Security Name	Interest Rate	Maturity Date	Principal	Value

Pennsylvania (continued)
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, FSA State Aid Withholding Insured)±§	2.25%	06/01/2023	$15,920,000	$15,920,000
Pennsylvania Turnpike Commission (Transportation Revenue)±	0.87	06/01/2015	13,770,000	13,788,314
Pennsylvania Turnpike Commission Series C (Transportation Revenue)±	0.98	12/01/2013	15,000,000	15,105,600
Pennsylvania Turnpike Commission Series C (Transportation Revenue)±	1.15	12/01/2014	20,000,000	20,160,400
Philadelphia PA 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	08/01/2015	1,150,000	1,212,503
Philadelphia PA 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10/01/2013	3,225,000	3,424,208
Philadelphia PA 8th Series 1998 General Ordinance (Utilities Revenue)	5.00	08/01/2013	1,000,000	1,056,330
Philadelphia PA 8th Series General Ordinance (Utilities Revenue)	5.00	08/01/2014	4,045,000	4,371,310
Philadelphia PA Gas Works 18th Series (Utilities Revenue, CIFC Insured)	5.00	08/01/2014	2,000,000	2,156,600
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	08/01/2015	2,000,000	2,191,120
Philadelphia PA GO (Tax Revenue)	4.00	08/01/2013	12,670,000	13,169,325
Philadelphia PA GO (Tax Revenue)	5.00	08/01/2014	4,030,000	4,348,531
Philadelphia PA GO (Tax Revenue, CIFC Insured)	5.00	08/01/2014	2,320,000	2,501,656
Philadelphia PA Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.25	12/01/2017	2,335,000	2,419,550
Philadelphia PA IDA Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	10/01/2012	8,000,000	8,219,040
Philadelphia PA IDA Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00	10/01/2013	5,625,000	5,902,931
Philadelphia PA Municipal Authority (Lease Revenue)	4.00	04/01/2012	780,000	784,321
Philadelphia PA Municipal Authority (Lease Revenue)	4.00	04/01/2013	1,290,000	1,319,464
Philadelphia PA Municipal Authority (Lease Revenue, AGM Insured)	5.25	05/15/2013	1,365,000	1,435,775
Philadelphia PA Municipal Authority (Lease Revenue, AGM Insured)	5.25	11/15/2015	2,850,000	3,012,251
Philadelphia PA Municipal Authority Series B (Lease Revenue, AGM Insured)	5.25	11/15/2016	1,280,000	1,348,032
Philadelphia PA Parking Authority (Airport Revenue)	5.00	09/01/2012	2,265,000	2,322,033
Philadelphia PA School District (Tax Revenue, AMBAC State Aid Withholding Insured)	5.00	08/01/2013	2,955,000	3,133,659
Philadelphia PA School District (Tax Revenue)	5.00	06/01/2015	4,655,000	5,166,585
Philadelphia PA School District Series A (Tax Revenue, AMBAC State Aid Withholding Insured)	5.00	08/01/2015	10,105,000	11,181,385
Philadelphia PA School District Series C (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2013	7,500,000	7,975,575
Philadelphia PA Series A (Tax Revenue, AGM Insured)	5.25	08/01/2016	6,530,000	7,471,169
Pittsburgh PA Water & Sewer Authority Series C (Water & Sewer Revenue, Assured Guaranty Insured)±	2.63	09/01/2035	6,250,000	6,308,000
St. Mary Hospital Authority Pennsylvania Catholic Healthcare East Series B (Health Revenue)	5.00	11/15/2013	2,000,000	2,129,100
Westmoreland County PA (Tax Revenue, NATL-RE Insured)(z)	2.35	06/01/2013	1,170,000	1,131,601
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	07/01/2014	1,380,000	1,437,077
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	07/01/2015	1,435,000	1,504,798

				400,432,738

Puerto Rico: 2.16%
Puerto Rico Commonwealth (Miscellaneous Revenue)±§	2.50	07/01/2025	20,075,000	20,075,000
Puerto Rico Commonwealth Highway & Transportation Authority Floaters Series DCL 019 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured)±§	2.25	01/01/2029	595,000	595,000
Puerto Rico Commonwealth Highway & Transportation Authority Series W MBIA (Transportation Revenue, NATL-RE-IBC Insured)	5.50	07/01/2013	2,700,000	2,821,014

30	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Refinance Series C-4 (Miscellaneous Revenue, AGM Insured)±§	2.50%	07/01/2018	$5,000,000	$5,000,000
Puerto Rico Government Development Bank Senior Note Series D (Miscellaneous Revenue)	1.00	11/08/2012	45,000,000	44,829,900
Puerto Rico Highway & Transportation Series W (Tax Revenue)	5.50	07/01/2013	1,620,000	1,745,696
Puerto Rico Highway & Transportation Series W (Tax Revenue)	5.50	07/01/2013	295,000	306,260
Puerto Rico Highway & Transportation Series W (Tax Revenue)	5.50	07/01/2013	995,000	1,046,322
Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC)±	5.75	08/01/2027	17,000,000	17,057,970

				93,477,162

Rhode Island: 0.07%
Providence RI GO Series A (Tax Revenue, AGM Insured)	4.00	01/15/2014	1,830,000	1,907,482
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	05/15/2014	1,175,000	1,258,343

				3,165,825

South Carolina: 0.63%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10/01/2014	2,860,000	3,043,669
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	0.00	01/01/2012	61,376	61,376
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	8.03	01/01/2013	105,306	97,335
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	8.61	01/01/2014	110,149	93,129
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	9.40	01/01/2015	119,099	90,582
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	9.52	07/22/2051	665,372	17,313
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	9.66	01/01/2042	1,150,857	69,569
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	10.47	01/01/2032	1,485,756	197,100
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	14.03	01/01/2022	294,812	77,789
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	14.91	01/01/2021	278,784	78,302
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	15.74	01/01/2020	235,042	71,730
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	17.14	01/01/2019	216,089	70,216
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	18.71	01/01/2018	198,490	69,833
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	20.68	01/01/2017	179,606	69,154
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue)(z)	24.14	01/01/2016	132,758	55,170
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue)(z)	12.68	07/22/2051	258,161	2,143
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue)(z)	15.54	01/01/2032	513,093	27,368

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	31

Security Name	Interest Rate	Maturity Date	Principal	Value

South Carolina (continued)
Georgetown County SC Environmental Improvement International Paper Company Project Series A (IDR)	5.95%	03/15/2014	$2,300,000	$2,475,789
Lexington County SC Health Services Incorporate (Health Revenue)	5.00	11/01/2014	500,000	547,615
Newberry SC Investing in Newberry County School District Project (Lease Revenue)	5.25	12/01/2014	1,000,000	1,085,980
Orangeburg County SC Joint Government Action Authority (Tax Revenue, NATL-RE Insured)	5.00	10/01/2013	1,100,000	1,142,603
Piedmont Municipal Power Agency South Carolina Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	01/01/2016	1,860,000	2,212,805
Richland County SC Series A (Resource Recovery Revenue)	4.60	09/01/2012	1,500,000	1,531,080
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	3.00	02/01/2015	225,000	233,420
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	02/01/2015	1,145,000	1,256,340
South Carolina Jobs EDA Palmetto Health (Health Revenue)±	0.85	08/01/2039	9,590,000	9,456,795
Tobacco Settlement Revenue Management Authority South Carolina (Tobacco Revenue)	5.00	06/01/2018	3,240,000	3,243,629

				27,377,834

South Dakota: 0.04%
Lower Brule Sioux Tribe of South Dakota Series B (Tax Revenue)	5.15	05/01/2014	830,000	772,191
South Dakota Housing Development Authority Series F (Housing Revenue)	5.25	05/01/2028	1,070,000	1,097,167

				1,869,358

Tennessee: 2.84%
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10/01/2013	1,850,000	1,965,699
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10/01/2013	4,200,000	4,462,668
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10/01/2014	1,650,000	1,799,523
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10/01/2014	4,085,000	4,455,183
Elizabethton TN Health & Educational Facilities Board Hospital Series B MBIA (Health Revenue, NATL-RE-IBC Insured)	7.75	07/01/2029	1,200,000	1,270,932
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	3.00	07/01/2013	3,535,000	3,568,194
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States Health Series A (Health Revenue)	7.50	07/01/2033	10,700,000	11,319,744
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States Series A MBIA (Health Revenue, NATL-RE-IBC Insured)	7.50	07/01/2033	8,750,000	9,256,800
Knox County TN Health Educational & Housing Facilities Board Fort Sanders Alliance (Health Revenue, NATL-RE Insured)	5.75	01/01/2012	7,000,000	7,000,840
Knox County TN Health Educational & Housing Facilities Board Series A (Health Revenue, AGM Insured)(z)	4.72	01/01/2016	2,330,000	1,932,339
Lewisburg TN Industrial Development Board Waste Management Incorporated Project (Resource Recovery Revenue)±	2.50	07/01/2012	1,750,000	1,756,283
Metropolitan Nashville & Davidson County TN County HEFA Meharry Medical College (Health Revenue, AMBAC Insured)	6.00	12/01/2012	710,000	729,355
Shelby County TN Health Educational & Housing Facilities Series 2004A (Health Revenue)	5.00	09/01/2015	2,750,000	3,086,050
Tennessee Energy Acquisition Corporation Gas Series 2006A (Utilities Revenue)	5.25	09/01/2019	2,835,000	2,872,280
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2014	9,210,000	9,571,032

32	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Tennessee (continued)
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2015	$19,040,000	$19,536,563
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2016	7,130,000	7,266,468
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	09/01/2017	10,275,000	10,544,000
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2015	12,135,000	12,445,171
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2018	4,280,000	4,297,634
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2019	4,085,000	4,080,016

				123,216,774

Texas: 5.68%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	08/15/2034	5,710,000	5,943,254
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	01/01/2017	500,000	541,675
Dallas Fort Worth TX International Airport Series B (Airport Revenue, NATL-RE Insured)	5.75	11/01/2018	2,255,000	2,262,960
Garza County TX Public Facilities Corporation (Lease Revenue)	5.00	10/01/2012	10,000	10,146
Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)±	2.75	06/01/2014	2,380,000	2,422,602
Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)	3.13	06/01/2015	2,290,000	2,358,242
Harris County TX Cultural Education Facilities Finance Corporation Methodist Hospital System Series B (Health Revenue)	5.25	12/01/2013	3,000,000	3,263,280
Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Health Revenue, NATL-RE Insured)	6.00	06/01/2012	1,250,000	1,277,163
Houston TX Beneficial Ownership Series 14 (Housing Revenue)§	5.75	11/01/2034	1,505,000	1,508,251
Houston TX Hotel Occupancy (Tax Revenue, AMBAC Insured)(z)	3.68	09/01/2016	4,000,000	3,370,040
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured)	6.75	06/01/2033	605,000	625,909
Laredo TX Public Property Finance Contractual Obligation (GO-Local)	3.88	02/15/2018	4,525,000	4,932,341
Lewisville TX Combination Contract (Miscellaneous Revenue)	5.75	09/01/2012	10,000	10,363
Lewisville TX Combination Contract (Miscellaneous Revenue)	5.75	09/01/2012	115,000	116,638
Lower Colorado River Authority Texas Unrefunded Balance 2010 Series A (Miscellaneous Revenue, AGM Insured)	5.88	05/15/2015	1,510,000	1,516,282
Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Hospital Revenue)±	3.05	07/01/2030	3,325,000	3,373,911
Mission TX Economic Development Corporation Solid Waste Disposal Allied Waste Incorporated Project Series A (Resource Recovery Revenue)	5.20	04/01/2018	6,300,000	6,334,902
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	09/01/2017	850,000	974,372
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue)±	0.77	07/01/2019	17,935,000	17,874,559
North Texas Higher Education Authority Series 2 Class A (Education Revenue)±	1.37	04/01/2037	15,890,000	15,746,196
North Texas Tollway Authority First Tier Series L-2 (Transportation Revenue)±§	6.00	01/01/2038	15,500,000	16,285,695
North Texas Tollway Authority Series A (Transportation Revenue)	3.00	01/01/2012	2,000,000	2,000,140
Tarrant County TX Cultural Education Facilities (Health Revenue)	5.00	05/15/2013	1,000,000	1,024,530
Texas Affordable Housing Corporation (Housing Revenue, GNMA/FNMA Insured)	5.50	09/01/2038	265,000	273,589
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12/15/2017	55,210,000	58,752,826
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)±	1.07	09/15/2017	8,120,000	7,723,094

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	33

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)	5.00%	12/15/2012	$600,000	$624,144
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±	0.57	09/15/2017	60,555,000	57,686,510
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±	0.92	12/15/2017	1,210,000	1,091,904
Texas PFA (Miscellaneous Revenue)	2.60	07/01/2020	25,880,000	25,973,168

				245,898,686

Utah: 0.26%
Utah Charter School Finance Authority North Davis Preparatory (Miscellaneous Revenue)	5.00	07/15/2015	655,000	662,821
Utah Charter School Finance Authority Summit Academy Series A (Miscellaneous Revenue)	5.13	06/15/2017	1,710,000	1,721,269
Utah County UT ECFA U.S. Steel Corporation Project (IDR)	5.38	11/01/2015	8,700,000	8,742,978

				11,127,068

Vermont: 0.24%
Burlington VT Airport Authority (Airport Revenue)	6.50	12/15/2012	8,500,000	8,504,420
Burlington VT Electric Series A (Utilities Revenue, AMBAC Insured)	5.38	07/01/2013	605,000	616,670
Burlington VT Electric Series A (Utilities Revenue, AMBAC Insured)	5.38	07/01/2014	1,145,000	1,164,763

				10,285,853

Virgin Islands: 0.67%
Virgin Islands PFA Matching Fund Loan Diago Series A (Miscellaneous Revenue)	6.00	10/01/2014	2,100,000	2,281,104
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00	10/01/2014	895,000	954,374
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10/01/2013	2,500,000	2,620,500
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10/01/2014	500,000	533,170
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2016	7,500,000	8,160,150
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2013	3,250,000	3,397,388
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2014	2,250,000	2,392,155
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	3.00	10/01/2012	465,000	467,823
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	4.00	10/01/2014	600,000	623,940
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	5.00	10/01/2013	605,000	632,437
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	5.00	10/01/2015	620,000	671,696
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	07/01/2013	3,500,000	3,593,975
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	07/01/2014	2,500,000	2,591,050

				28,919,762

Virginia: 0.31%
Louisa VA IDA Electric & Power Company Project Series A (Utilities Revenue)±	5.38	11/01/2035	2,000,000	2,144,740
Marquis County VA IDA (Miscellaneous Revenue)	5.10	09/01/2013	3,072,000	2,528,594
Richmond VA Government Facilities (Lease Revenue, AMBAC Insured)	5.00	07/15/2013	360,000	375,592
Smyth County VA IDA Mountain States Health Alliance (Health Revenue)	5.00	07/01/2013	3,670,000	3,827,186

34	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Virginia (continued)
Virginia College Building Authority Regent University Project (Education Revenue)	4.50%	06/01/2012	$395,000	$399,701
Virginia College Building Authority Regent University Project (Education Revenue)	5.00	06/01/2014	535,000	569,315
Virginia Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90	01/01/2013	750,000	761,978
Virginia Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90	07/01/2013	600,000	613,830
Virginia Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	4.20	07/01/2014	750,000	777,068
Virginia Housing Development Authority Sub Series C (Housing Revenue)	4.25	07/01/2013	1,500,000	1,542,960

				13,540,964

Washington: 0.92%
Clark County WA School District # 114 (Tax Revenue, AGM Insured)	5.25	12/01/2012	2,675,000	2,798,906
Energy Northwest WA Electric Project Series A (Utilities Revenue)	5.00	07/01/2014	3,410,000	3,696,645
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00	06/15/2013	1,070,000	1,112,961
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00	06/15/2014	1,520,000	1,607,324
Port Kalama WA Series B (Port Authority Revenue)	5.25	12/01/2015	500,000	548,085
Port Moses Lake WA Series A (Tax Revenue, XLCA Insured)	4.25	12/01/2012	200,000	206,186
Port Moses Lake WA Series A (Tax Revenue, XLCA Insured)	4.25	12/01/2013	185,000	195,384
Skagit County WA Public Hospital District #1 (Health Revenue)	5.50	12/01/2013	500,000	527,265
Tobacco Settlement Authority Washington Asset-Backed (Tobacco Revenue)	6.50	06/01/2026	16,890,000	17,287,928
Washington EDFA Remarketed 09-01-11 (Resource Recovery Revenue)±	2.00	11/01/2017	3,000,000	3,008,460
Washington HCFA Series A (Health Revenue)	5.00	08/15/2012	2,000,000	2,043,740
Washington Health Care Facilities Authority Series A (Health Revenue)	5.00	08/15/2013	1,250,000	1,311,650
Washington Health Care Facilities Authority Series A (Health Revenue)	5.00	08/15/2014	1,500,000	1,601,295
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2012	710,000	720,835
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2013	630,000	648,390
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2014	790,000	821,956
Washington Housing Financing Commission Skyline at First Hill Project Series B (Health Revenue)	5.10	01/01/2013	2,000,000	1,901,600

				40,038,610

West Virginia: 0.20%
Berkeley County WV Public Sewer Series A (Miscellaneous Revenue)	4.55	10/01/2014	545,000	565,699
West Virginia Economic Development Authority PCR Series D (Utilities Revenue)±	4.85	05/01/2019	7,600,000	7,986,916

				8,552,615

Wisconsin: 1.46%
Badger WI Tobacco Asset Securitization Corporation Asset-Backed Prerefunded Balance (Tobacco Revenue)	6.13	06/01/2027	5,355,000	5,486,465
Kenosha WI Unified School District # 1 Series A (Tax Revenue)	4.00	04/01/2013	2,130,000	2,209,470
Kimberly WI Area School District Refunding (Tax Revenue, AGM Insured)	4.35	03/01/2013	1,000,000	1,006,620
Winsconsin PFOTER 628 (Health Revenue, NATL-RE LOC)±§144A	0.56	08/15/2023	12,000,000	12,000,000
Wisconsin HEFA (Health Revenue)	4.00	12/01/2013	1,295,000	1,352,822
Wisconsin HEFA (Health Revenue)	4.00	12/01/2015	1,310,000	1,387,945
Wisconsin HEFA (Health Revenue)	5.00	07/15/2014	6,000,000	6,363,420
Wisconsin HEFA (Health Revenue)	5.00	12/01/2014	1,350,000	1,460,957

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	35

Security Name	Interest Rate	Maturity Date	Principal	Value

Wisconsin (continued)
Wisconsin HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00%	04/15/2012	$555,000	$560,472
Wisconsin HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00	04/15/2014	1,500,000	1,583,445
Wisconsin HEFA Froedtert & Community Healthcare (Health Revenue)	4.00	04/01/2014	1,250,000	1,325,100
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	06/01/2019	6,000,000	6,327,360
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	4.00	08/15/2014	1,000,000	1,051,880
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	5.00	08/15/2015	1,750,000	1,914,850
Wisconsin HEFA ThedaCare Incorporated (Health Revenue)	5.00	12/15/2014	1,060,000	1,153,577
Wisconsin HEFA ThedaCare Incorporated Series A (Health Revenue)	5.00	12/15/2014	1,730,000	1,884,800
Wisconsin HEFA ThedaCare Incorporated Series B (Health Revenue)	4.00	12/15/2014	3,405,000	3,600,038
Wisconsin HEFA Wheaton Healthcare Series B (Health Revenue)±	4.75	08/15/2025	10,750,000	11,497,770
Wisconsin HEFA Wheaton Healthcare Series B (Health Revenue)	5.00	08/15/2012	860,000	872,461

				63,039,452

Total Municipal Bonds and Notes (Cost $4,096,041,208)				4,128,383,727

	Yield		Shares
Short-Term Investments: 0.64%

Investment Companies: 0.61%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		26,609,751	26,609,751

			Principal
U.S. Treasury Securities: 0.03%
U.S. Treasury Bill#	0.01	03/29/2012	$1,400,000	1,399,950

Total Short-Term Investments (Cost $28,009,711)				28,009,701

Total Investments in Securities
(Cost $4,124,050,919)*	95.93%	4,156,393,428
Other Assets and Liabilities, Net	4.07	176,154,771

Total Net Assets	100.00%	$4,332,548,199

±	Variable rate investment.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

§	These securities are subject to a demand feature which reduces the effective maturity.

(z)	Zero coupon security. Rate represents yield to maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $4,125,463,631 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,804,257
Gross unrealized depreciation	(16,874,460)

Net unrealized appreciation	$30,929,797

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Short-Term Municipal Bond Fund	Statement of Assets and Liabilities—December 31, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities, at value	$4,129,783,677
In affiliated securities, at value	26,609,751

Total investments, at value (see cost below)	4,156,393,428
Receivable for investments sold	144,452,741
Principal paydown receivable	44,638
Receivable for Fund shares sold	22,129,256
Receivable for interest	32,948,874
Prepaid expenses and other assets	34,334

Total assets	4,356,003,271

Liabilities
Distributions payable	2,303,068
Payable for investments purchased	12,144,530
Payable for Fund shares redeemed	6,367,321
Payable for daily variation margin on open futures contracts	254,375
Advisory fee payable	608,902
Distribution fees payable	136,026
Due to other related parties	783,793
Accrued expenses and other liabilities	857,057

Total liabilities	23,455,072

Total net assets	$4,332,548,199

NET ASSETS CONSIST OF
Paid-in capital	$4,300,434,495
Overdistributed net investment income	(166,626)
Accumulated net realized gains on investments	750,008
Net unrealized gains on investments	31,530,322

Total net assets	$4,332,548,199

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,310,043,902
Shares outstanding – Class A	131,843,846
Net asset value per share – Class A	$9.94
Maximum offering price per share – Class A2	$10.14
Net assets – Class C	$201,595,054
Shares outstanding – Class C	20,287,446
Net asset value per share – Class C	$9.94
Net assets – Administrator Class	$84,578,678
Shares outstanding – Administrator Class	8,492,743
Net asset value per share – Administrator Class	$9.96
Net assets – Institutional Class	$822,825,755
Shares outstanding – Institutional Class	82,658,702
Net asset value per share – Institutional Class	$9.95
Net assets – Investor Class	$1,913,504,810
Shares outstanding – Investor Class	192,373,362
Net asset value per share – Investor Class	$9.95

Total investments, at cost	$4,124,050,919

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended December 31, 2011 (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	37

Investment income
Interest	$58,167,451
Income from affiliated securities	2,121

Total investment income	58,169,572

Expenses
Advisory fee	6,220,683
Administration fees
Fund level	1,027,084
Class A	979,456
Class C	163,513
Administrator Class	36,227
Institutional Class	297,584
Investor Class	1,770,050
Shareholder servicing fees
Class A	1,530,401
Class C	255,489
Administrator Class	90,568
Investor Class	2,329,013
Distribution fees
Class C	766,467
Custody and accounting fees	106,533
Professional fees	21,710
Registration fees	170,835
Shareholder report expenses	80,095
Trustees’ fees and expenses	6,235
Other fees and expenses	34,051

Total expenses	15,885,994
Less: Fee waivers and/or expense reimbursements	(3,258,997)

Net expenses	12,626,997

Net investment income	45,542,575

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	10,224,941
Futures transactions	(6,651,013)

Net realized gains on investments	3,573,928

Net change in unrealized gains (losses) on:
Unaffiliated securities	193,761
Futures transactions	(1,280,547)

Net change in unrealized gains (losses) on investments	(1,086,786)

Net realized and unrealized gains (losses) on investments	2,487,142

Net increase in net assets resulting from operations	$48,029,717

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Short-Term Municipal Bond Fund	Statements of Changes in Net Assets

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011

Operations
Net investment income		$45,542,575		$91,117,261
Net realized gains on investments		3,573,928		10,391,806
Net change in unrealized gains (losses) on investments		(1,086,786)		9,106,880

Net increase in net assets resulting from operations		48,029,717		110,615,947

Distributions to shareholders from
Net investment income
Class A		(13,631,220)		(23,647,477)
Class C		(1,518,219)		(3,643,850)
Administrator Class		(808,267)		(921,665)[1]
Institutional Class		(9,060,741)		(16,580,998)
Investor Class		(20,534,464)		(46,326,202)
Net realized gains
Class A		(1,279,665)		(635,264)
Class C		(199,138)		(149,077)
Administrator Class		(78,071)		(41,525)[1]
Institutional Class		(755,454)		(482,288)
Investor Class		(1,868,820)		(1,291,311)

Total distributions to shareholders		(49,734,059)		(93,719,657)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	49,092,066	488,819,191	75,240,742	746,286,970
Class C	2,433,332	24,217,654	6,663,576	66,091,034
Administrator Class	3,542,217	35,345,524	9,622,166 [1]	95,475,199 [1]
Institutional Class	30,435,157	303,334,790	78,634,207	780,942,753
Investor Class	37,625,608	374,781,617	73,264,656	726,434,331

		1,226,498,776		2,415,230,287

Reinvestment of distributions
Class A	1,280,447	12,741,911	1,894,689	18,767,374
Class C	125,644	1,250,279	270,604	2,680,019
Administrator Class	14,396	143,537	7,243 [1]	71,822 [1]
Institutional Class	380,764	3,795,057	884,982	8,782,642
Investor Class	1,949,615	19,421,467	4,094,138	40,601,036

		37,352,251		70,902,893

Payment for shares redeemed
Class A	(21,927,662)	(218,248,480)	(73,022,947)	(723,655,270)
Class C	(2,582,171)	(25,699,808)	(7,030,133)	(69,580,109)
Administrator Class	(1,211,845)	(12,086,824)	(3,481,434)[1]	(34,388,718)[1]
Institutional Class	(18,857,768)	(188,080,771)	(45,092,382)	(446,842,456)
Investor Class	(26,495,750)	(264,003,295)	(99,383,382)	(984,706,842)

		(708,119,178)		(2,259,173,395)

Net asset value of shares issued in acquisition
Class A	0	0	18,887,347	186,998,133
Class C	0	0	1,703,061	16,862,434

		0		203,860,567

Net increase in net assets resulting from capital share transactions		555,731,849		430,820,352

Total increase in net assets		554,027,507		447,716,642

Net assets
Beginning of period		3,778,520,692		3,330,804,050

End of period		$4,332,548,199		$3,778,520,692

Overdistributed net investment income		$(166,626)		$(156,290)

1.	Class commenced operations on July 30, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Short-Term Municipal Bond Fund	39

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class A		2011	2010	2009[1]
Net asset value, beginning of period	$9.94	$9.88	$9.64	$9.70
Net investment income	0.11	0.25	0.27	0.38
Net realized and unrealized gains (losses) on investments	0.01	0.07	0.24	(0.06)

Total from investment operations	0.12	0.32	0.51	0.32
Distributions to shareholders from
Net investment income	(0.11)	(0.25)	(0.27)	(0.38)
Net realized gains	(0.01)	(0.01)	0.00	0.00

Total distributions to shareholders	(0.12)	(0.26)	(0.27)	(0.38)
Net asset value, end of period	$9.94	$9.94	$9.88	$9.64
Total return[2]	1.23%	3.21%	5.37%	3.39%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.80%	0.87%
Net expenses	0.60%	0.60%	0.60%	0.60%
Net investment income	2.23%	2.48%	2.59%	4.14%
Supplemental data
Portfolio turnover rate	46%	75%	78%	101%
Net assets, end of period (000’s omitted)	$1,310,044	$1,027,653	$794,709	$135,320

1.	For the period from July 18, 2008 (commencement of class operations) to June 30, 2009.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Short-Term Municipal Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class C		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.94	$9.89	$9.64	$9.66	$9.73	$9.73
Net investment income	0.08	0.17	0.20	0.32	0.31	0.28
Net realized and unrealized gains (losses) on investments	0.01	0.06	0.25	(0.02)	(0.07)	0.00

Total from investment operations	0.09	0.23	0.45	0.30	0.24	0.28
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.20)	(0.32)	(0.31)	(0.28)
Net realized gains	(0.01)	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.09)	(0.18)	(0.20)	(0.32)	(0.31)	(0.28)
Net asset value, end of period	$9.94	$9.94	$9.89	$9.64	$9.66	$9.73
Total return[1]	0.85%	2.34%	4.67%	3.25%	2.50%	2.85%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.54%	1.56%	1.61%	1.71%	1.73%
Net expenses	1.35%	1.35%	1.35%	1.36%	1.55%	1.55%
Net investment income	1.49%	1.74%	1.80%	3.36%	3.15%	2.81%
Supplemental data
Portfolio turnover rate	46%	75%	78%	101%	94%	126%
Net assets, end of period (000’s omitted)	$201,595	$201,870	$184,885	$21,599	$5,656	$2,847

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Short-Term Municipal Bond Fund	41

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]
Net asset value, beginning of period	$9.96	$9.94
Net investment income	0.11	0.23
Net realized and unrealized gains (losses) on investments	0.01	0.03

Total from investment operations	0.12	0.26
Distributions to shareholders from
Net investment income	(0.11)	(0.23)
Net realized gains	(0.01)	(0.01)

Total distributions to shareholders	(0.12)	(0.24)
Net asset value, end of period	$9.96	$9.96
Total return[2]	1.23%	2.58%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.65%
Net expenses	0.60%	0.60%
Net investment income	2.23%	2.56%
Supplemental data
Portfolio turnover rate	46%	75%
Net assets, end of period (000’s omitted)	$84,579	$61,238

1.	For the period from July 30, 2010 (commencement of class operations) to June 30, 2011.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Short-Term Municipal Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Institutional Class		2011	2010	2009	2008[1]
Net asset value, beginning of period	$9.96	$9.90	$9.66	$9.68	$9.72
Net investment income	0.12	0.27	0.29	0.41	0.10
Net realized and unrealized gains (losses) on investments	0.00	0.07	0.24	(0.02)	(0.04)

Total from investment operations	0.12	0.34	0.53	0.39	0.06
Distributions to shareholders from
Net investment income	(0.12)	(0.27)	(0.29)	(0.41)	(0.10)
Net realized gains	(0.01)	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	(0.13)	(0.28)	(0.29)	(0.41)	(0.10)
Net asset value, end of period	$9.95	$9.96	$9.90	$9.66	$9.68
Total return[2]	1.23%	3.41%	5.58%	4.21%	0.66%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.46%	0.46%	0.55%	0.54%
Net expenses	0.40%	0.40%	0.39%	0.40%	0.41%
Net investment income	2.44%	2.70%	2.76%	4.15%	4.35%
Supplemental data
Portfolio turnover rate	46%	75%	78%	101%	94%
Net assets, end of period (000’s omitted)	$822,826	$703,955	$359,155	$6,123	$10

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Short-Term Municipal Bond Fund	43

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Investor Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.95	$9.90	$9.65	$9.67	$9.74	$9.74
Net investment income	0.11	0.24	0.27	0.39	0.40	0.36
Net realized and unrealized gains (losses) on investments	0.01	0.06	0.25	(0.02)	(0.07)	0.00

Total from investment operations	0.12	0.30	0.52	0.37	0.33	0.36
Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.27)	(0.39)	(0.40)	(0.36)
Net realized gains	(0.01)	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.12)	(0.25)	(0.27)	(0.39)	(0.40)	(0.36)
Net asset value, end of period	$9.95	$9.95	$9.90	$9.65	$9.67	$9.74
Total return[1]	1.22%	3.07%	5.41%	3.98%	3.43%	3.76%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.86%	0.92%	1.10%	1.15%
Net expenses	0.63%	0.63%	0.66%	0.66%	0.66%	0.66%
Net investment income	2.20%	2.45%	2.63%	4.10%	4.06%	3.70%
Supplemental data
Portfolio turnover rate	46%	75%	78%	101%	94%	126%
Net assets, end of period (000’s omitted)	$1,913,505	$1,783,805	$1,992,055	$1,019,054	$796,199	$674,631

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Short-Term Municipal Bond Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	45

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $1,603,258 with $1,165,493 expiring in 2016 and $437,765 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

46	Wells Fargo Advantage Short-Term Municipal Bond Fund	Notes to Financial Statements (Unaudited)

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$4,039,342,574	$89,041,153	$4,128,383,727
Short-term investments
Investment companies	26,609,751	0	0	26,609,751
U.S. Treasury securities	1,399,950	0	0	1,399,950
	$28,009,701	$4,039,342,574	$89,041,153	$4,156,393,428

Further details on the major security types can be found in the Portfolio of Investments.

As of December 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(812,187)	$0	$0	$(812,187)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$64,186,304
Accrued discounts (premiums)	249,917
Realized gains (losses)	812,874
Change in unrealized gains (losses)	(328,067)
Purchases	53,540,125
Sales	(29,420,000)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2011	$89,041,153
Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$329,724

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	47

paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $10,711 from the sale of Class A shares and $11,822 and $10,178 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011 were $2,320,831,880 and $1,827,332,739, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At December 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at December 31, 2011	Unrealized Gains (Losses)
March 2012	1,480 Short	5-Year U.S. Treasury Notes	$182,421,563	$(812,187)

48	Wells Fargo Advantage Short-Term Municipal Bond Fund	Notes to Financial Statements (Unaudited)

The Fund had an average notional amount of $180,961,861 in short futures contracts during the six months ended December 31, 2011.

On December 31, 2011, the cumulative unrealized losses on futures contracts in the amount of $812,187 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. ACQUISITION

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Short-Intermediate Municipal Bond Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C and Class I shares of Evergreen Short Intermediate Municipal Bond Fund received Class A, Class A, Class C and Class A shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Short-Intermediate Municipal Bond Fund for 20,590,408 shares of the Fund valued at $203,860,567 at an exchange ratio of 1.02 for each class of shares. The investment portfolio of Evergreen Short-Intermediate Municipal Bond Fund with a fair value of $202,048,984, identified cost of $199,475,675 and unrealized gains of $2,573,309 at July 9, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen Short-Intermediate Municipal Bond Fund and the Fund immediately prior to the acquisition were $203,860,567 and $3,383,261,471, respectively. The aggregate net assets of the Fund immediately after the acquisition were $3,587,122,038. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Short-Intermediate Municipal Bond Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed July 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended June 30, 2011 would have been:

Net investment income	$91,282,996
Net realized and unrealized gains (losses) on investments	$17,298,866
Net increase in net assets resulting from operations	$108,581,862

8. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $2,745 in commitment fees.

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	49

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

50	Wells Fargo Advantage Short-Term Municipal Bond Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	51

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

52	Wells Fargo Advantage Short-Term Municipal Bond Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Short-Term Municipal Bond Fund	53

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207590 02-12 SA256/SAR256 12-11

Wells Fargo Advantage Strategic Municipal Bond Fund

Semi-Annual Report

December 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Strategic Municipal Bond Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Strategic Municipal Bond Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before

Letter to Shareholders	Wells Fargo Advantage Strategic Municipal Bond Fund	3

retreating later in the year, only to spike again during the fourth quarter. Yet “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year. With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index1, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our opinion, the lesson to be learned from these dramatic market events is that, for

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage Strategic Municipal Bond Fund	Letter to Shareholders

many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Strategic Municipal Bond Fund	5

Notice to Shareholders

Effective April 1, 2012, the Fund may invest up to 10% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■   Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■  Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■  Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage Strategic Municipal Bond Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

FUND INCEPTION

March 21, 1985

CREDIT QUALITY[1] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF DECEMBER 31, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	7

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (VMPAX)	12/01/1994	(2.59)	0.34	2.49	2.97	1.97	5.10	3.43	3.45	0.84%	0.84%
Class B (VMPIX)**	03/21/1985	(3.41)	(0.68)	2.30	2.94	1.59	4.32	2.66	2.94	1.59%	1.59%
Class C (DHICX)	08/18/1997	0.58	3.31	2.66	2.70	1.58	4.31	2.66	2.70	1.59%	1.59%
Administrator Class (VMPYX)	10/06/1997					2.16	5.26	3.67	3.72	0.78%	0.68%
Barclays Capital Municipal Bond Index[6]						6.02	10.70	5.22	5.38

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Strategic Municipal Bond Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, and 0.68% for Administrator Class shares . Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

8	Wells Fargo Advantage Strategic Municipal Bond Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,019.69	$4.21	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class B
Actual	$1,000.00	$1,015.87	$8.01	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Class C
Actual	$1,000.00	$1,015.84	$8.01	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Administrator Class
Actual	$1,000.00	$1,021.64	$3.46	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46	0.68%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 95.61%

Alabama: 0.64%
Alabama 21st Century Authority Tobacco Settlement Revenue (Tobacco Revenue)	5.50%	12/01/2013	$2,500,000	$2,532,025
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00	08/01/2016	1,875,000	2,031,750
Jefferson County AL Sewer Series C-5 (Water & Sewer Revenue, FGIC Insured)±	0.74	02/01/2042	1,900,000	1,121,000

				5,684,775

Alaska: 0.13%
Alaska Industrial Development & Export Authority Snettisham Hydroelectric (Utilities Revenue, AMBAC Insured)	6.00	01/01/2014	1,165,000	1,168,285

Arizona: 3.14%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue)±	1.06	01/01/2037	17,200,000	11,245,188
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue)±§	0.95	02/01/2042	5,800,000	5,436,978
Fort McDowell AZ Yavapai Nation Gaming Revenue (Tax Revenue)	7.75	05/01/2024	3,000,000	3,095,760
Maricopa County AZ Stadium District Revenue (Tax Revenue, AMBAC Insured)	5.38	06/01/2013	3,260,000	3,228,574
Scottsdale AZ IDA Hospital (IDR)	5.00	09/01/2012	1,615,000	1,652,064
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	07/01/2014	1,360,000	1,442,334
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	07/01/2015	1,660,000	1,786,210

				27,887,108

California: 9.72%
Alameda Corridor Transportation Authority (Transportation Revenue, AMBAC Insured)(z)	3.44	10/01/2014	500,000	455,005
Alameda Corridor Transportation Authority (Transportation Revenue, AMBAC Insured)(z)	4.06	10/01/2017	555,000	440,004
Alameda Corridor Transportation Authority (Transportation Revenue, NATL-RE Insured)	5.13	10/01/2018	2,000,000	2,005,300
Alameda County CA COP Medical Center Project (Lease Revenue, NATL-RE Insured)	5.38	06/01/2014	115,000	121,340
Antelope Valley CA Health Care District Series A (Health Revenue)±§	5.25	09/01/2017	1,200,000	1,197,000
California (Miscellaneous Revenue, Dexia Credit Local LOC, FSA Insured)±§	2.25	08/01/2027	10,000,000	10,000,000
California GO (Tax Revenue, FGIC Insured)	6.00	08/01/2014	755,000	758,518
California GO (GO - State)	6.25	10/01/2019	15,000	15,189
California Housing Finance Agency (Housing Revenue, AGM Insured)	4.00	02/01/2015	680,000	687,086
California Housing Finance Agency (Housing Revenue, AGM Insured)	4.00	08/01/2015	1,585,000	1,601,421
California Housing Finance Agency Multifamily Housing Series A (Housing Revenue, NATL-RE GO of Agency Insured)	5.95	08/01/2028	625,000	624,306
California Housing Finance Agency Multifamily Housing Series B (Housing Revenue, AMBAC FHA Insured)	6.15	08/01/2022	150,000	150,228
California Public Works Board Lease California State University Project Series C (Lease Revenue, NATL-RE-IBC Insured)	5.38	10/01/2016	500,000	501,330
California Public Works Board Lease Community College Project Series B (Lease Revenue, AMBAC Insured)	5.63	03/01/2016	215,000	215,634
California Public Works Board Lease State University Project Series A (Lease Revenue)	5.25	12/01/2013	40,000	40,130

10	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
California Public Works Board Lease State University Project Series A (Lease Revenue, AMBAC Insured)	5.40%	12/01/2016	$1,050,000	$1,052,793
California Public Works Board Lease State University Project Series C (Lease Revenue, NATL-RE-IBC Insured)	5.25	10/01/2013	100,000	100,343
California Public Works Board Lease State University Project Series C (Lease Revenue, NATL-RE-IBC Insured)	5.40	10/01/2022	700,000	702,352
California Rural Home Mortgage Authority SFHR Series B (Housing Revenue, GNMA/FNMA Insured)	7.30	06/01/2031	115,000	118,207
California State (GO - State, Dexia Credit Local LOC, FSA Insured)±§	2.25	08/01/2027	14,780,000	14,780,000
California State Statewide CDA (Lease Revenue)	6.00	10/01/2023	2,500,000	2,599,250
California Statewide CDA SAVRS (Miscellaneous Revenue, ACA Radian Insured)±§(a)(m)(n)	0.81	05/15/2029	2,750,000	2,558,766
California Tobacco Securitization Corporation Series A (Tobacco Revenue)	5.00	06/01/2017	250,000	250,153
Delhi CA Unified School District (Tax Revenue, AMBAC Insured)(z)	4.24	08/01/2019	2,500,000	1,815,775
Dixon CA Unified School District Election of 2002 GO (GO - Local, NATL-RE FGIC Insured)(z)	6.46	08/01/2037	1,100,000	216,502
Fontana CA Redevelopment Agency Mortgage College Village Drive Apartments (Housing Revenue, GNMA Insured)	5.45	05/20/2027	1,000,000	1,022,450
Fontana CA Redevelopment Agency Mortgage College Village Drive Apartments Series A (Housing Revenue, GNMA Insured)	5.25	05/20/2017	1,145,000	1,170,602
Inland Valley Development Agency California Tax Allocation (Tax Revenue)±§	4.25	03/01/2041	4,400,000	4,478,144
Inland Valley Development Agency California Tax Allocation (Tax Revenue)±§	4.50	03/01/2041	4,300,000	4,394,858
Kirkwood Meadows CA Public Utility District (Utilities Revenue)	4.50	05/01/2013	2,000,000	2,007,480
Los Angeles CA Multifamily Housing Colorado Terrace LP Project Series H (Housing Revenue, GNMA Insured)	4.35	11/20/2012	110,000	112,251
Los Angeles County CA COP Disney Parking Project (Lease Revenue)(z)	3.04	03/01/2016	4,170,000	3,674,354
Los Angeles County CA Schools Regionalized Business Services Series A (Education Revenue, AMBAC Insured)(z)	4.45	08/01/2016	1,945,000	1,588,579
Northern California Gas Authority # 1 LIBOR (Energy Revenue)±	0.85	07/01/2017	1,040,000	906,870
Northern California Gas Authority # 1 LIBOR (Energy Revenue)±	0.96	07/01/2027	15,380,000	10,933,334
Oxnard CA Harbor District Series A (Port Authority Revenue)	3.00	08/01/2013	1,560,000	1,559,501
Oxnard CA Harbor District Series A (Port Authority Revenue)	5.00	08/01/2014	615,000	640,074
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, NATL-RE Insured)	5.60	07/01/2015	100,000	100,170
Palomar Pomerado CA Health (Health Revenue, NATL-RE Insured)(z)	4.72	08/01/2021	1,385,000	884,752
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12/01/2017	1,455,000	1,458,594
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12/01/2018	2,110,000	2,142,937
San Jose CA Redevelopment Agency Series A (Tax Revenue)	5.00	08/01/2015	3,070,000	3,185,033
Santa Ana CA Financing Authority (Lease Revenue)	3.50	07/01/2012	2,655,000	2,670,957
Santa Clara CA Redevelopment Agency Tax Allocation Bayshore North Project (Tax Revenue, NATL-RE Insured)	5.00	06/01/2016	250,000	252,295

				86,189,867

Colorado: 0.87%
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11/15/2015	570,000	572,765
Colorado HFA Series E-2 (Housing Revenue)	7.00	02/01/2030	770,000	789,766
Colorado HFA SFHR (Housing Revenue)(z)	5.62	11/01/2029	1,405,000	522,477
Denver CO City & County Airport Series C (Airport Revenue, NATL-RE-IBC Insured)	6.13	11/15/2025	115,000	115,462

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Colorado (continued)
Glendale CO COP (Lease Revenue, XLCA Insured)	5.75%	12/01/2013	$685,000	$743,985
Public Authority For Colorado Energy Natural Gas (Energy Revenue)	5.75	11/15/2018	895,000	958,348
Public Highway Authority Colorado Series B (Transportation Revenue, NATL-RE Insured)(z)	4.70	09/01/2016	5,000,000	4,022,400

				7,725,203

Connecticut: 1.46%
Connecticut GO (Tax Revenue, FGIC-TCRS Insured)	5.65	03/15/2012	270,000	271,212
Connecticut HEFA Bridgeport Hospital Series A (Health Revenue, NATL-RE Insured)	6.63	07/01/2018	200,000	201,578
Connecticut Resource Recovery Authority Mid-Connecticut System Series A (Resource Recovery Revenue, NATL-RE GO of Authority Insured)	5.50	11/15/2012	920,000	923,827
Connecticut State (GO - State)±	1.30	03/01/2018	2,500,000	2,499,900
Connecticut State (GO - State)±§	1.45	03/01/2019	4,050,000	4,054,455
Connecticut State Series A (GO - State)±§	0.87	05/15/2017	3,000,000	3,000,000
Connecticut State Series A (GO - State)±§	1.02	05/15/2018	2,000,000	2,000,000

				12,950,972

District of Columbia: 0.01%
District of Columbia HFA Residential Seniors Center Series 1 (Housing Revenue, FGIC FHA Private Mortgages Insured)	7.75	09/01/2016	57,500	57,717

Florida: 7.40%
Baker FL Correctional Development First Mortgage Detention Center Project (Lease Revenue)	6.00	02/01/2013	355,000	325,453
Broward County FL Airport System Series E (Airport Revenue, NATL-RE Insured)	5.25	10/01/2012	4,000,000	4,015,480
Citizens Property Insurance Corporation Florida (Miscellaneous Revenue, AGM Insured)±§	1.75	06/01/2014	5,000,000	5,017,550
Dade County FL Resource Recovery Facilities Revenue (Resource Recovery Revenue, AMBAC Insured)	5.50	10/01/2013	335,000	336,142
Dade County FL Seaport (Airport Revenue, NATL-RE Insured)	5.50	10/01/2026	370,000	371,121
Dade County FL Seaport Series 95 (Airport Revenue, NATL-RE Insured)	5.75	10/01/2015	390,000	391,665
Escambia County FL School Board (Lease Revenue)	5.00	02/01/2020	4,525,000	4,766,771
Florida Correctional Privatization Commission COP 350 Bed Youthful Polk County Series B (Lease Revenue, AMBAC Insured)	5.00	08/01/2017	70,000	70,171
Florida Development Finance Corporation (Education Revenue)	6.50	06/15/2021	3,000,000	3,083,010
Florida HFA (Housing Revenue, AGM Insured)(z)	6.40	12/01/2029	4,980,000	1,611,877
Florida HFA Brittany of Rosemont Series G1 (Housing Revenue, AMBAC FHA Insured)	6.25	07/01/2035	675,000	666,812
Florida Housing Finance Corporation Hampton Center Apartments Series D-1 (Housing Revenue, FNMA Insured)	5.60	03/01/2032	185,000	185,122
Florida Housing Finance Corporation Multifamily Housing Series 2 (Housing Revenue)	4.25	12/15/2012	1,000,000	1,001,090
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, AMBAC Insured)	5.95	10/01/2022	1,685,000	1,686,078
Florida Municipal Loan Council Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	11/01/2015	635,000	643,052
Florida Refunding GO Senior Lien Jacksonville Transportation (GO - State)	5.00	07/01/2012	350,000	351,400
Gulf Breeze FL City Hall Series FG&H (Miscellaneous Revenue)±§	3.00	12/01/2020	5,000,000	4,964,550
Gulf Breeze FL Local Government (Miscellaneous Revenue)	4.50	12/01/2013	180,000	180,000
Gulf Breeze FL Revenue (Miscellaneous Revenue)±§	1.35	12/01/2020	5,000,000	4,996,850

12	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida (continued)
Hillsborough County FL IDA Cigarette Tax Allocation Series A (Tobacco Revenue, AMBAC Insured)	5.50%	09/01/2016	$735,000	$749,274
Hillsborough County FL IDA Tampa General Hospital Project Series A (Hospital Revenue)	5.00	10/01/2018	4,795,000	4,978,840
Hillsborough County FL School District (Tax Revenue, AMBAC Insured)	5.00	10/01/2014	1,000,000	1,062,850
Lee County FL HFA (Housing Revenue)(i)	4.50	09/15/2012	6,470,000	6,470,324
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	05/01/2039	90,000	91,865
Miami Dade County FL HFA Multifamily Housing Sunset Bay Apartments Project Series 5A (Housing Revenue, AGM Insured)	6.05	01/01/2041	200,000	202,048
Miami FL Special Obligation (GO - Local, AGM Insured)	5.00	02/01/2017	1,000,000	1,093,570
Miami FL Special Obligation (GO - Local, AGM Insured)	5.00	02/01/2018	2,905,000	3,194,193
Mid-Bay Bridge Authority Florida Series B (Transportation Revenue)	5.00	10/01/2016	2,000,000	2,038,880
Orange County FL Tourist Development Tax (Miscellaneous Revenue, AMBAC MBIA-IBC Insured)	6.00	10/01/2016	285,000	310,091
Orlando FL Housing Authority West Oaks Apartments Projects Puttable (Housing Revenue, FNMA Insured)	5.05	08/01/2033	3,500,000	3,726,695
Seminole Tribe FL Series 2010A (Miscellaneous Revenue) 144A	5.13	10/01/2017	3,450,000	3,503,475
Tampa FL Home Mortgage (Housing Revenue)(z)	9.16	10/01/2014	475,000	148,575
Volusia County FL School Board (Tax Revenue)	5.00	10/01/2016	3,055,000	3,405,592

				65,640,466

Georgia: 2.37%
Augusta GA Multifamily Housing Ashton Bon Air LP (Housing Revenue, GNMA Insured)	4.90	11/20/2024	1,040,000	991,827
Cherokee County GA Water & Sewer (Water & Sewer Revenue, NATL-RE Insured)	6.90	08/01/2018	5,000	5,022
De Kalb County GA Series B (GO - Local)	4.00	01/01/2016	1,025,000	1,054,653
Fulton County GA Residential Care Facilities Authority Lenbrook Project Series A (Hospital Revenue)	5.00	07/01/2017	1,500,000	1,402,545
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Energy Revenue)	5.00	03/15/2015	685,000	707,516
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Energy Revenue)	5.00	03/15/2016	1,405,000	1,443,005
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Energy Revenue)	5.00	03/15/2017	5,300,000	5,423,914
Metropolitan Atlanta Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, AMBAC Insured)±§144A	1.05	07/01/2020	10,000,000	10,000,000

				21,028,482

Guam: 0.48%
Guam Department of Education John F. Kennedy High School Project Series A COP (Lease Revenue)	5.50	12/01/2015	1,370,000	1,405,305
Guam Government Hotel Occupancy Tax (Tax Revenue, Tax Revenue)	5.00	11/01/2017	500,000	546,015
Guam Government Hotel Occupancy Tax Series A (Tax Revenue, Tax Revenue)	5.00	11/01/2016	1,000,000	1,087,400
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	07/01/2016	1,255,000	1,227,930

				4,266,650

Hawaii: 0.05%
Hawaii Department of Budget & Finance Hawaiian Electric Company Project (Utilities Revenue, NATL-RE Insured)	5.45	11/01/2023	415,000	414,959

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois: 12.31%
Chicago IL (GO - Local, NATL-RE FGIC Insured)(z)	3.25%	01/01/2019	$2,400,000	$1,912,344
Chicago IL (GO - Local, NATL-RE Insured)±§	5.50	01/01/2019	2,840,000	3,182,561
Chicago IL DCL 2008-068 (, Dexia Credit Local LOC, FSA-CR AMBAC Insured)±§144A	2.25	01/01/2022	6,355,000	6,355,000
Chicago IL Midway Airport Series B (Airport Revenue)±§	5.00	01/01/2034	5,000,000	5,453,400
Chicago IL Midway Airport Series B (Airport Revenue, NATL-RE Insured)	5.63	01/01/2029	340,000	340,218
Chicago IL O’Hare International Airport (Airport Revenue, AMBAC Insured)	5.75	01/01/2017	2,440,000	2,447,222
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.75	01/01/2020	1,000,000	1,067,760
Chicago IL O’Hare International Airport Series A (Airport Revenue, AMBAC Insured)	5.50	01/01/2016	2,515,000	2,522,998
Chicago IL Series A-2 (GO - Local, AMBAC Insured)	5.50	01/01/2018	5,000,000	5,719,450
Chicago IL Series D (GO - Local, AGM Insured)±§	4.00	01/01/2040	13,000,000	13,000,000
Cook & Du Page Counties IL Combined School District #113A Lemont (Tax Revenue, AGM Insured)(z)	4.41	12/01/2018	1,505,000	1,111,834
Cook County IL GO Community College District #510 South Suburban College (Tax Revenue, AGM Insured)(z)	2.17	12/01/2015	1,090,000	1,000,696
Cook County IL School District #122 Ridgeland (Tax Revenue, NATL-RE FGIC Insured)(z)	3.64	12/01/2019	4,210,000	3,157,921
Du Page County IL Community High School District (Tax Revenue, AGM Insured)	5.60	01/01/2021	2,085,000	2,168,066
Huntley IL Special Service Area Number 6 (Tax Revenue)	4.60	03/01/2017	1,244,000	1,265,447
Illinois Development Finance Authority Pollution Power Company Project Series A (IDR, NATL-RE Insured)	5.70	02/01/2024	250,000	250,280
Illinois Development Finance Authority Provena Health Series A (Health Revenue, NATL-RE Insured)	5.25	05/15/2012	1,000,000	1,001,470
Illinois Educational Facilities Authority Series A (Education Revenue)	5.63	10/01/2022	3,325,000	3,353,096
Illinois Finance Authority Student Housing Northern Il University Project (Education Revenue)	5.13	10/01/2020	4,805,000	5,004,071
Illinois GO (Tax Revenue)	5.15	07/01/2015	1,055,000	1,058,629
Illinois GO (Tax Revenue, NATL-RE FGIC Insured)	5.25	07/01/2022	150,000	150,408
Illinois GO (Tax Revenue, AGM Insured)	5.00	09/01/2015	2,000,000	2,218,700
Illinois GO (Tax Revenue)	5.00	09/01/2016	1,400,000	1,506,330
Illinois GO (Tax Revenue)	5.00	01/01/2017	1,250,000	1,410,525
Illinois GO First Series (Tax Revenue)	5.25	10/01/2015	1,750,000	1,809,518
Illinois Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	03/01/2016	1,000,000	1,063,020
Illinois Series B (GO - State)±§	3.00	10/01/2033	17,200,000	17,200,000
Illinois Health Facilities Authority Western Medical Facilities Foundation (Health Revenue, NATL-RE Insured)	5.00	11/15/2018	4,375,000	4,379,944
Illinois Housing Development Authority Morningside North Development (Housing Revenue, AGM Housing & Urban Development Section 8 Insured)	5.25	01/01/2021	7,590,000	7,600,247
Kane McHenry Cook & De Kalb Counties IL Unit School District #300 (Tax Revenue, AMBAC Insured)(z)	3.77	12/01/2019	2,090,000	1,551,950
Kendall Kane & Will Counties IL Community Unit School District Series C (Tax Revenue, AGM Insured)(z)	2.97	10/01/2017	1,350,000	1,138,104
Lake County IL Community High School District (Education Revenue, NATL-RE FGIC Insured)(z)	4.04	12/01/2017	540,000	425,660
Lake County IL Community School District (Education Revenue, AMBAC Insured)(z)	3.91	02/01/2013	340,000	325,876
McHenry & Kane Counties IL Community Consolidated School District #158 (Tax Revenue, NATL-RE FGIC Insured)(z)	4.08	01/01/2018	4,000,000	3,135,120
McHenry County IL Community High School District #154 (Tax Revenue)(z)	3.00	01/01/2017	1,190,000	1,024,293
Saint Clair County IL School District Series B (Tax Revenue, NATL-RE FGIC Insured)	4.75	01/01/2018	655,000	716,786

14	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois (continued)
Saint Clair County IL School District Series B (Tax Revenue, NATL-RE FGIC Insured)	4.75%	01/01/2019	$775,000	$848,811
Will & Kendall Counties IL Community Consolidated School District # 202 (Tax Revenue, NATL-RE FGIC Insured)	5.00	01/01/2017	1,270,000	1,333,475

				109,211,230

Indiana: 1.73%
Delaware County IN Industrial Corporation Lease Rental (Lease Revenue, NATL-RE Insured)	5.00	12/01/2012	5,000	5,009
Indiana Bond Bank Special Program BMA Index Series B2 (Energy Revenue)±§	0.76	10/15/2022	4,430,000	3,518,838
Indiana HEFA Ascension Health Project Series B3 (Health Revenue)±§	1.74	11/15/2031	11,000,000	10,991,200
Indiana HFFA Ancilla System Incorporated (Health Revenue, NATL-RE Insured)	5.25	07/01/2022	325,000	326,290
Madison County IN Hospital Authority Facilities Community Hospital of Anderson Series A (Health Revenue, NATL-RE Insured)	8.00	01/01/2014	490,000	492,450

				15,333,787

Iowa: 0.46%
Iowa State Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12/01/2016	3,050,000	3,075,773
Iowa State Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12/01/2017	1,000,000	1,011,240

				4,087,013

Kansas: 1.73%
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured)±§	5.38	09/01/2035	5,275,000	5,537,748
Kansas State Development Finance Authority (Lease Revenue)	5.00	11/15/2015	500,000	555,415
Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway (Tax Revenue, NATL-RE Insured)(z)	4.67	12/01/2014	1,465,000	1,279,868
Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax Second Lien Series A (Tax Revenue)(z)	4.87	06/01/2021	12,500,000	7,937,375

				15,310,406

Kentucky: 0.56%
Christian County KY Hospital (Hospital Revenue, Assured Guaranty Insured)	5.25	02/01/2018	1,520,000	1,651,647
Kentucky EDFA (Lease Revenue)	5.25	05/15/2017	2,000,000	2,003,980
Pikeville KY Hospital (Hospital Revenue)	4.00	03/01/2015	750,000	779,888
Pikeville KY Hospital (Hospital Revenue)	5.00	03/01/2016	500,000	544,900

				4,980,415

Louisiana: 1.55%
East Baton Rouge LA Sewer Commission Revenue (Utilities Revenue)±§	0.99	02/01/2046	8,000,000	7,990,400
Louisiana Government Environmental Facilities CDA Series A (Miscellaneous Revenue, AMBAC Insured)	6.30	07/01/2030	3,800,000	3,875,126
Louisiana HFA SFHR AMT Series A-2 (Housing Revenue, GNMA/FNMA Insured)	6.30	12/01/2019	90,000	91,840
Louisiana HFA SFHR AMT Series B-2 (Housing Revenue, GNMA/FNMA Insured)	5.55	06/01/2019	390,000	399,762
Louisiana HFA SFHR AMT Series C (Housing Revenue, GNMA/FNMA Insured)±§	6.30	06/01/2020	50,000	51,022
Louisiana HFA SFHR Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	06/01/2035	220,000	229,236
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	04/01/2015	600,000	630,714
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	04/01/2016	500,000	530,065

				13,798,165

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Maine: 0.04%
Maine Municipal Bond Bank Series B (Miscellaneous Revenue, GO of Bond Bank Insured)	5.85%	11/01/2020	$360,000	$361,537

Maryland: 1.30%
Baltimore MD Consolidated Public Improvement Series A (Tax Revenue, FGIC Insured)±(a)(m)(n)	0.21	10/01/2022	6,125,000	5,616,163
Baltimore MD Consolidated Public Improvement Series A (Tax Revenue, AGM Insured)±(a)(m)(n)	0.21	10/15/2020	4,300,000	4,029,381
Maryland Community Development Administration Department Housing & Community Development Series 2001B (Housing Revenue, FHA GNMA Housing & Urban Development MHF Insured)	5.10	07/01/2016	285,000	285,348
Maryland Community Development Administration Department Housing & Community Development Series D (Housing Revenue)	5.38	09/01/2024	500,000	500,350
Maryland State Health & Higher Educational Facilities Revenue (Health Revenue)	5.00	08/15/2014	1,000,000	1,086,450

				11,517,692

Massachusetts: 1.26%
Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	09/01/2012	935,000	927,707
Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	09/01/2013	1,610,000	1,577,381
Massachusetts Port Authority US Airways Project Series A (IDR, NATL-RE Insured)	5.88	09/01/2023	3,355,000	2,977,328
Massachusetts Port Authority US Airways Project Series A (IDR, NATL-RE Insured)	6.00	09/01/2021	2,500,000	2,329,500
Massachusetts State HEFASeries E-2 (Health Revenue)	5.00	07/01/2016	3,035,000	3,415,437

				11,227,353

Michigan: 4.26%
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series C (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.25	07/01/2016	1,145,000	1,248,222
Detroit MI Sewer Disposal System Revenue Series A (Water & Sewer Revenue, NATL-RE FGIC Insured)(z)	3.88	07/01/2018	4,000,000	3,111,560
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00	07/01/2020	2,355,000	2,466,933
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00	07/01/2019	5,255,000	5,543,762
Detroit MI Water Supply System Second Lien Series A (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2021	5,000,000	5,276,450
Detroit MI Water Supply System Series A (Water & Sewer Revenue, NATL-RE Insured)±§	5.25	07/01/2020	3,405,000	3,653,463
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2018	3,235,000	3,478,175
Grand Haven MI Electric Revenue (Electric Utilities, NATL-RE Insured)	5.50	07/01/2016	1,000,000	1,109,010
Michigan HFA St. John Health System Series A (Health Revenue, AMBAC Insured)	5.00	05/15/2018	300,000	301,122
Michigan Housing Development Authority SFHR Bond Series A (Housing Revenue)	3.95	12/01/2012	660,000	671,378
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	4.13	05/01/2020	500,000	463,185
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	11/01/2015	150,000	156,962
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2018	595,000	607,977
Michigan Municipal Bond Authority Department of Treasury (Miscellaneous Revenue, AMBAC Insured)(z)	2.93	05/01/2013	500,000	480,860

16	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Michigan (continued)
Michigan Municipal Bond Authority Detroit City School District (Education Revenue, AGM Insured)	5.00%	06/01/2016	$1,170,000	$1,251,572
Michigan Municipal Bond Authority Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.75	05/01/2012	100,000	100,229
Michigan State Finance Authority Revenue (Miscellaneous Revenue)	5.00	06/01/2014	3,300,000	3,467,838
Michigan State Hospital Finance Authority (Health Revenue)	5.50	11/01/2016	2,450,000	2,599,646
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Lease Revenue)	3.00	12/01/2015	905,000	927,335
Wayne County MI GO Building Authority Capital Series A (Tax Revenue, NATL-RE Insured)	5.25	06/01/2016	855,000	858,275

				37,773,954

Minnesota: 1.72%
Minnesota Agricultural & Economic Development Board Health Care Facilities (Hospital Revenue)	4.75	02/15/2015	2,500,000	2,568,950
Minnesota Tobacco Securitization Authority Series B (Tobacco Revenue)	5.00	03/01/2019	9,000,000	10,153,620
St. Paul MN Housing & Redevelopment Authority Health Care (Health Revenue)	3.00	02/01/2012	1,250,000	1,251,900
St. Paul MN Port Authority IDA Series K (IDR, FGIC-TCR Insured)	9.50	12/01/2014	155,000	89,900
St. Paul MN Port Authority IDA Series N (IDR, FGIC-TCR Insured)	10.00	12/01/2014	165,000	95,700
Washington County MN Housing & Redevelopment Authority Hospital Facility (Health Revenue)	5.25	11/15/2012	1,100,000	1,100,308

				15,260,378

Mississippi: 0.28%
Biloxi MS Multifamily Housing Pass Pointe Apartments Series A (Housing Revenue, FHA Insured)	5.65	12/01/2017	2,145,000	2,235,626
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, NATL-RE Insured)	6.20	07/01/2018	200,000	200,498
Jackson MS Multifamily Housing Forest Park Apartments Series A (Housing Revenue, GNMA FHA Housing & Urban Development Section 8 Insured)	6.10	04/20/2032	55,000	57,938

				2,494,062

Missouri: 1.25%
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	09/01/2013	1,100,000	1,120,141
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	09/01/2014	685,000	697,433
Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR)±§	4.90	05/01/2038	360,000	375,325
Sikeston MO Electric (Utilities Revenue, NATL-RE Insured)	5.00	06/01/2012	470,000	471,401
Sikeston MO Electric (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2015	3,000,000	3,318,630
St. Louis MO Series 004 (Airport Revenue, FSA Insured, Dexia Credit Local LOC)±	1.98	07/01/2026	3,365,000	3,365,000
St. Louis MO Municipal Finance Corporation (Lease Revenue, AMBAC Insured)	5.25	02/15/2016	1,725,000	1,735,661

				11,083,591

Nebraska: 0.38%
Central Plains NE Energy Project # 1 Series A (Energy Revenue)	5.00	12/01/2013	100,000	104,066
Central Plains NE Energy Project # 1 Series A (Energy Revenue)	5.25	12/01/2018	1,000,000	1,017,940
Nebraska Higher Education Loan (Education Revenue, NATL-RE GO of Corporation Insured)(z)	7.31	12/15/2015	2,970,000	2,237,539

				3,359,545

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Nevada: 0.56%
Clark County NV Jet Aviation Fuel Tax Series C (Airport Revenue, AMBAC Insured)	5.38%	07/01/2016	$1,820,000	$1,901,791
Clark County NV Jet Aviation Fuel Tax Series C (Airport Revenue, AMBAC Insured)	5.38	07/01/2018	2,000,000	2,079,480
Reno NV Redevelopment Agency Tax Allocation Lien F (Tax Revenue, NATL-RE Insured)	5.00	09/01/2012	1,000,000	1,001,620

				4,982,891

New Hampshire: 0.40%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	07/01/2016	945,000	1,031,127
New Hampshire HFA SFHR Mortgage Acquisition AMT Series B (Housing Revenue)	4.85	07/01/2015	390,000	402,004
New Hampshire HFA SFHR Mortgage Acquisition Series E (Housing Revenue)	4.65	07/01/2014	320,000	328,704
New Hampshire Higher Education & Health Facilities Authority Cheshire Medical Center (Health Revenue)	5.13	07/01/2018	1,795,000	1,798,339

				3,560,174

New Jersey: 3.96%
New Jersey Casino Reinvestment Development Authority (Tax Revenue, AMBAC Insured)	5.00	01/01/2013	2,190,000	2,232,946
New Jersey EDA Elite Pharmaceuticals Project Series A (IDR)	6.50	09/01/2030	700,000	350,077
New Jersey EDA Series C (Miscellaneous Revenue, State Appropriations Insured)±§	1.90	02/01/2018	6,500,000	6,525,090
New Jersey EDA Series E (Miscellaneous Revenue, State Appropriations Insured)±§	1.78	02/01/2016	5,600,000	5,649,168
New Jersey Housing & Mortgage Finance Agency Multifamily Housing Series A (Housing Revenue, AMBAC FHA Insured)	5.55	05/01/2027	225,000	225,025
New Jersey State Turnpike Authority Series C-3 (Transportation Revenue, AGM Insured)±	1.00	01/01/2024	7,000,000	7,000,000
New Jersey State Turnpike Authority Series C-2 (Transportation Revenue, AGM Insured)±	1.00	01/01/2024	10,000,000	10,000,000
Newark NJ Housing Authority (Lease Revenue, NATL-RE Insured)	5.25	01/01/2019	2,995,000	3,165,475

				35,147,781

New Mexico: 1.14%
Albuquerque NM IDR Manor Nursing Series A (Health Revenue, GNMA Insured)	4.80	05/20/2014	755,000	757,137
Dona Ana County NM Tax Revenue (Tax Revenue, AMBAC Insured)	5.50	06/01/2016	250,000	273,255
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, AMBAC Insured)	5.50	06/01/2015	1,000,000	1,075,520
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Guaranteed Student Loans Insured)±§	1.22	12/01/2028	8,060,000	8,020,667

				10,126,579

New York: 9.59%
Metropolitan Transportation Authority New York Dedicated Tax Fund (Transportation Revenue, AGM Insured)±§	1.25	11/01/2022	13,200,000	13,200,000
Metropolitan Transportation Authority New York Commuter Facilities Series D (Transportation Revenue, NATL-RE Insured)	5.00	07/01/2012	100,000	101,858
Metropolitan Transportation Authority New York Series B-2 (Miscellaneous Revenue, AGM Insured)±§(a)(m)	0.59	11/01/2022	5,000,000	4,272,744
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	08/15/2025	7,195,000	7,346,167
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue)±	0.76	06/15/2033	500,000	500,000

18	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

New York (continued)
New York Dormitory Authority Ellis Hospital Mortgage Project (Health Revenue, NATL-RE FHA Insured)	5.50%	08/01/2015	$1,275,000	$1,278,749
New York Environmental Facilities Corporation Spring Valley Water Series A (Water & Sewer Revenue, AMBAC Insured)	6.30	08/01/2024	900,000	901,269
New York NY Sub Series F-2 (Tax Revenue)±§	4.40	12/15/2017	4,000,000	4,233,120
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue)(i)	4.78	01/06/2016	3,427,327	3,478,737
New York NY GO Sub-Series A1 (Tax Revenue)±§	5.75	08/01/2014	75,000	75,325
New York State Dormitory Authority Revenues (Education Revenue, NATL-RE FGIC FHA Insured)	5.00	08/01/2016	1,000,000	1,097,870
New York State Dormitory Authority Revenues (Education Revenue)	5.25	08/15/2015	1,910,000	2,071,605
New York State Energy Research & New York State Power (Utilities Revenue)	2.13	03/15/2015	3,500,000	3,498,880
New York State Local Government Assistance Corporation (Tax Revenue)±§(a)	0.05	04/01/2017	7,500,000	7,051,356
New York Urban Development Corporation Sub Lien (Housing Revenue, Housing & Urban Development 236 GO of Corporation Insured)	5.50	07/01/2016	310,000	311,234
Newburgh NY (Tax Revenue)	5.00	11/02/2012	2,532,824	2,534,040
Niagara County NY IDA Solid Waste Disposal (Resource Recovery Revenue)±§	5.55	11/15/2024	3,905,000	3,945,378
Peregrines Landing LLC Facilities Series A (Miscellaneous Revenue, GNMA Insured)	7.00	05/20/2044	5,680,000	6,004,782
Suffolk County NY Series I (Tax Revenue)	2.00	07/12/2012	22,000,000	22,091,520
Suffolk County NY Economic Development Corporation (Tax Revenue)	5.00	07/01/2017	1,000,000	1,129,430

				85,124,064

North Carolina: 0.06%
North Carolina Capital Facilities Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue)±§	3.38	08/01/2014	540,000	556,821

Ohio: 3.15%
Akron OH Sewer System Revenue (Water & Sewer Revenue, AMBAC Insured)	5.00	12/01/2017	750,000	821,490
Akron Ohio Income Tax Revenue Community Learning Centers Series A (Tax Revenue, NATL-RE FGIC Insured)	5.25	12/01/2017	4,970,000	5,328,834
Franklin County OH Hospital Ohio Health Corporation Series C (Hospital Revenue)	5.00	05/15/2019	4,925,000	5,114,662
Ohio Housing Finance Agency SFHR Bond (Housing Revenue, FGIC FHA VA Private Mortgages Insured)(z)	8.11	01/15/2015	15,000	11,792
Ohio State Air Quality Development Authority (IDR)	5.38	11/01/2015	2,460,000	2,475,203
Ohio State Air Quality Development Authority PCR Series A (IDR)±§	2.25	12/01/2023	8,055,000	8,082,629
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue)±§	1.75	06/01/2013	2,000,000	2,014,860
Ohio State Water Development Authority Solid Waste Revenue (Resource Recovery Revenue)	5.15	07/15/2015	3,500,000	3,560,235
Woodridge OH Local School District (Tax Revenue, AMBAC Insured)	6.80	12/01/2014	475,000	511,124

				27,920,829

Oklahoma: 0.22%
Tulsa OK Airports Improvement Trust (Airport Revenue)	4.75	06/01/2018	325,000	342,232
Tulsa OK Airports Improvement Trust (Airport Revenue)	5.00	06/01/2019	1,500,000	1,582,020

				1,924,252

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Oregon: 0.33%
Oregon Board Bank Oregon Economic Community Development Department Series A (Miscellaneous Revenue, NATL-RE Insured)	5.50%	01/01/2019	$420,000	$420,063
Port of Astoria OR PCR James River Project (IDR)	6.55	02/01/2015	2,500,000	2,502,750

				2,922,813

Other: 0.89%
Branch Banking & Trust Municipal Trust (Miscellaneous Revenue)±§144A	0.97	08/01/2014	6,430,000	6,427,942
San Manuel Entertainment Authority Series 2004-C (Tax Revenue) 144A	4.50	12/01/2016	1,500,000	1,477,860

				7,905,802

Pennsylvania: 3.23%
Allentown PA School District (Education Revenue, NATL-RE FGIC State Aid Withholding Insured)(z)	2.97	02/15/2014	500,000	469,430
Delaware County PA IDA Chester Community Charter School (Miscellaneous Revenue)	4.50	08/15/2017	5,535,000	5,534,723
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	07/01/2017	5,026,000	5,796,637
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured)±§	5.25	12/01/2033	2,000,000	1,992,060
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured)±§	5.00	12/01/2033	2,260,000	2,256,158
Northampton County PA Hospital Saint Luke’s Hospital Project Series A (Health Revenue)	4.00	08/15/2012	1,085,000	1,098,747
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	1,425,000	1,441,031
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2014	1,000,000	1,017,330
Pennsylvania State HEFAR Saint Joseph’s University (Education Revenue, Radian Insured)	5.25	12/15/2017	1,025,000	1,048,801
Pennsylvania State IDA (Miscellaneous Revenue, AMBAC Insured)	5.50	07/01/2018	5,000,000	5,157,000
Reading PA Series A (GO - Local)	4.00	11/15/2014	1,780,000	1,848,103
Saint Mary Hospital Authority Pennsylvania Health System Catholic Health East Series B (Health Revenue)	5.00	11/15/2015	930,000	1,002,084

				28,662,104

Puerto Rico: 2.61%
Puerto Rico Commonwealth (Tax Revenue, AGM Insured)±§	2.50	07/01/2018	6,000,000	6,000,000
Puerto Rico Commonwealth (Tax Revenue, AGM Insured)	5.00	07/01/2015	1,695,000	1,815,142
Puerto Rico Commonwealth Government Development Bank (Miscellaneous Revenue)	1.00	11/08/2012	6,500,000	6,475,430
Puerto Rico Electric Power Authority (Utilities Revenue)±§	0.93	07/01/2025	6,200,000	4,402,558
Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC, AMBAC Insured)±§	5.25	08/01/2030	945,000	947,816
Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC)±§	5.75	08/01/2027	3,500,000	3,511,935

				23,152,881

Rhode Island: 0.11%
Rhode Island Clean Water Finance Agency Wastewater Treatment System (Lease Revenue, NATL-RE Insured)	5.80	09/01/2022	950,000	950,912
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	04/01/2027	25,000	25,043

				975,955

20	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

South Carolina: 0.80%
Berkeley County SC PCR Facilities Generating Company Project (Utilities Revenue)	4.88%	10/01/2014	$640,000	$681,101
South Carolina State Jobs & EDA Ebenezer Nursing Home Incorporated (Health Revenue, GNMA Insured)	6.90	01/20/2037	3,040,000	3,075,963
South Carolina State Jobs & EDA (Resource Recovery Revenue)	2.88	02/01/2015	2,000,000	2,009,740
Tobacco Settlement Revenue Management Authority (Tobacco Revenue)	5.00	06/01/2018	1,300,000	1,301,456

				7,068,260

Tennessee: 2.83%
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)§	7.50	07/01/2033	7,300,000	7,722,816
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2018	4,000,000	4,069,440
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	09/01/2017	1,500,000	1,539,270
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2020	4,000,000	4,044,120
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2018	3,700,000	3,715,244
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2019	1,000,000	998,780
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2020	3,000,000	2,978,220

				25,067,890

Texas: 6.64%
Austin TX Housing Finance Corporation SFHR (Housing Revenue, Verex Pool Insured)(z)	10.75	02/01/2016	1,540,000	23,208
Bexar County TX Housing Finance Corporation Multifamily Housing Stablewood Farms (Housing Revenue, GNMA Insured)	6.25	07/20/2043	3,610,000	3,794,002
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12/15/2016	20,000	20,117
Dallas TX Finance Corporation Multifamily Housing Towne Center Apartments Series A (Housing Revenue, GNMA Insured)	6.75	10/20/2032	939,000	959,217
Dallas TX Fort Worth International Airport Series A (Airport Revenue, NATL-RE FGIC Insured)	6.00	11/01/2028	295,000	295,552
Galveston TX Wharves & Terminal Revenue (Port Authority Revenue)	4.00	02/01/2016	765,000	797,344
Galveston TX Wharves & Terminal Revenue (Port Authority Revenue)	5.00	02/01/2017	1,100,000	1,200,210
Galveston TX Wharves & Terminal Revenue (Port Authority Revenue)	5.00	02/01/2018	1,680,000	1,842,389
Houston TX Hotel Occupancy Series B (Tax Revenue, AMBAC Insured)(z)	3.68	09/01/2016	3,000,000	2,527,530
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	03/20/2029	1,000,000	1,014,030
Midtown TX Redevelopment Authority (Lease Revenue)	4.00	01/01/2014	250,000	260,823
Midtown TX Redevelopment Authority (Lease Revenue)	4.00	01/01/2016	1,980,000	2,100,998
Midtown TX Redevelopment Authority (Lease Revenue)	5.00	01/01/2017	2,270,000	2,533,048
North Texas Higher Education Authority Incorporated (Education Revenue)±§	1.37	04/01/2037	4,635,000	4,593,053
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities (Health Revenue)	6.50	11/15/2014	1,500,000	1,499,955
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Housing Revenue, GNMA Insured)	5.25	09/20/2023	175,000	187,527
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Energy Revenue)	5.63	12/15/2017	5,590,000	5,948,710
Texas Municipal Gas Acquisition & Supply Corporation II BMA Index Rate (Energy Revenue)±§	0.57	09/15/2017	12,175,000	11,598,270
Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured)	4.50	11/01/2012	1,000,000	1,001,000
Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured)	4.60	11/01/2013	1,275,000	1,276,109
Texas State Public Finance Authority Unemployment Compensation Series C (Miscellaneous Revenue)	2.60	07/01/2020	4,310,000	4,325,516

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas (continued)
Texas Water Development Board Revolving Fund Series A (Miscellaneous Revenue)	5.00%	07/15/2017	$8,320,000	$8,351,366
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, NATL-RE FHA Insured)	7.65	07/01/2022	2,125,000	2,719,490

				58,869,464

Utah: 1.40%
Intermountain Power Agency Utah Power Supply Series A (Utilities Revenue)	6.15	07/01/2014	9,270,000	9,781,148
Utah County UT Environmental Improvement Marathon Oil Project (IDR)§	5.38	11/01/2015	1,800,000	1,808,892
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	07/01/2027	860,000	832,979

				12,423,019

Vermont: 0.17%
Burlington VT Airport (Airport Revenue)	6.50	12/15/2012	1,500,000	1,500,780

Virgin Islands: 0.17%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2017	1,390,000	1,530,029

Virginia: 0.24%
Caroline County VA IDR (Lease Revenue)	4.00	08/01/2016	2,100,000	2,125,263

Washington: 0.88%
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	06/15/2015	1,185,000	1,220,811
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	06/15/2016	1,480,000	1,535,796
Redmond WA Library Capital Facilities Area GO (Tax Revenue)	5.00	12/01/2017	200,000	200,758
Tobacco Settlement Authority Washington (Tobacco Revenue)	6.50	06/01/2026	4,715,000	4,826,085

				7,783,450

West Virginia: 0.79%
Mason County WV PCR (Resource Recovery Revenue)±§	2.00	10/01/2022	7,000,000	6,994,330

Wisconsin: 0.34%
Wisconsin State HEFA Beloit Health System Incorporation (Health Revenue)	4.00	04/01/2014	650,000	663,962
Wisconsin State HEFA Beloit Health System Incorporation (Health Revenue)	5.00	04/01/2015	320,000	338,202
Wisconsin State HEFA Ministry Health Care Series A (Health Revenue, NATL-RE Insured)	5.13	02/15/2022	2,000,000	2,027,389

				3,029,553

Total Municipal Bonds and Notes (Cost $842,381,444)				848,168,596

Yankee Corporate Bonds and Notes: 0.02%

Financials: 0.02%

Diversified Financial Services: 0.02%
Banco Do Brasil	3.88	01/23/2017	200,000	197,800

Total Yankee Corporate Bonds and Notes (Cost $198,826)				197,800

22	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Yield	Maturity Date	Shares	Value

Short-Term Investments: 0.45%

Investment Companies: 0.37%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class(l)(u)	0.01%		3,286,510	$3,286,510

			Principal

U.S. Treasury Securities: 0.08%
U.S. Treasury Bill#	0.01	03/29/2012	$700,000	699,975

Total Short-Term Investments (Cost $3,986,494)				3,986,485

Total Investments in Securities
(Cost $846,566,764)*	96.08%	852,352,881
Other Assets and Liabilities, Net	3.92	34,758,452

Total Net Assets	100.00%	$887,111,333

±	Variable rate investment.

§	These securities are subject to a demand feature which reduces the effective maturity.

(z)	Zero coupon security. Rate represents yield to maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(i)	Illiquid security.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $847,179,387 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,899,478
Gross unrealized depreciation	(3,725,984)

Net unrealized appreciation	$5,173,494

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—December 31, 2011 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	23

Assets
Investments
In unaffiliated securities, at value	$849,066,371
In affiliated securities, at value	3,286,510

Total investments, at value (see cost below)	852,352,881
Receivable for investments sold	34,443,050
Receivable for Fund shares sold	2,888,984
Receivable for interest	8,785,806
Prepaid expenses and other assets	151,744

Total assets	898,622,465

Liabilities
Distributions payable	465,288
Payable for investments purchased	8,481,313
Payable for Fund shares redeemed	1,685,898
Payable for daily variation margin on open futures contracts	75,424
Advisory fee payable	255,234
Distribution fees payable	92,288
Due to other related parties	152,228
Accrued expenses and other liabilities	302,959

Total liabilities	11,510,632

Total net assets	$887,111,833

NET ASSETS CONSIST OF
Paid-in capital	$881,744,749
Overdistributed net investment income	(87,265)
Accumulated net realized losses on investments	(61,258)
Net unrealized gains on investments	5,515,607

Total net assets	$887,111,833

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$445,468,263
Shares outstanding – Class A	50,573,734
Net asset value per share – Class A	$8.81
Maximum offering price per share – Class A2	$9.23
Net assets – Class B	$4,705,395
Shares outstanding – Class B	535,423
Net asset value per share – Class B	$8.79
Net assets – Class C	$128,595,055
Shares outstanding – Class C	14,549,026
Net asset value per share – Class C	$8.84
Net assets – Administrator Class	$308,343,120
Shares outstanding – Administrator Class	35,011,512
Net asset value per share – Administrator Class	$8.81

Total investments, at cost	$846,566,764

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Strategic Municipal Bond Fund	Statement of Operations—Six Months Ended December 31, 2011 (Unaudited)

Investment income
Interest	$14,001,529
Income from affiliated securities	556

Total investment income	14,002,085

Expenses
Advisory fee	1,323,792
Administration fees
Fund level	193,887
Class A	327,949
Class B	4,327
Class C	98,172
Administrator Class	118,745
Shareholder servicing fees
Class A	512,419
Class B	6,761
Class C	153,394
Administrator Class	259,343
Distribution fees
Class B	20,282
Class C	460,181
Custody and accounting fees	18,418
Professional fees	25,135
Registration fees	31,472
Shareholder report expenses	25,115
Trustees’ fees and expenses	6,073
Other fees and expenses	6,656

Total expenses	3,592,121
Less: Fee waivers and/or expense reimbursements	(69,999)

Net expenses	3,522,122

Net investment income	10,479,963

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(358,568)
Futures transactions	519,595

Net realized gains on investments	161,027

Net change in unrealized gains (losses) on:
Unaffiliated securities	4,675,581
Futures transactions	(225,525)

Net change in unrealized gains (losses) on investments	4,450,056

Net realized and unrealized gains (losses) on investments	4,611,083

Net increase in net assets resulting from operations	$15,091,046

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Strategic Municipal Bond Fund	25

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011[1]		Year Ended May 31, 2011[2]

Operations
Net investment income		$10,479,963		$1,532,344		$16,287,580
Net realized gains (losses) on investments		161,027		(241,940)		5,666,685
Net change in unrealized gains (losses) on investments		4,450,056		1,520,520		(928,780)

Net increase in net assets resulting from operations		15,091,046		2,810,924		21,025,485

Distributions to shareholders from
Net investment income
Class A		(5,705,351)		(880,587)		(9,486,602)
Class B		(55,652)		(13,686)		(270,760)
Class C		(1,250,066)		(222,593)		(2,703,112)
Administrator Class		(3,468,894)		(410,161)		(3,776,581)[3]
Net realized gains
Class A		(397,431)		0		0
Class B		(4,233)		0		0
Class C		(114,928)		0		0
Administrator Class		(274,579)		0		0 [3]

Total distributions to shareholders		(11,271,134)		(1,527,027)		(16,237,055)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	14,372,265	126,243,832	3,135,281	27,457,215	16,163,958	140,462,918
Class B	10,553	92,552	31	274	29,349	254,752
Class C	2,440,682	21,511,340	354,768	3,117,852	2,147,570	18,739,353
Administrator Class	20,404,482	179,122,339	1,850,825	16,205,699	12,736,323 [3]	110,659,140 [3]

		326,970,063		46,781,040		270,116,163

Reinvestment of distributions
Class A	533,739	4,690,584	74,027	649,218	736,702	6,406,029
Class B	4,461	39,114	1,023	8,947	21,400	185,630
Class C	101,606	895,941	16,339	143,786	193,040	1,684,116
Administrator Class	376,067	3,304,509	41,683	365,139	391,924 [3]	3,406,436 [3]

		8,930,148		1,167,090		11,682,211

Payment for shares redeemed
Class A	(4,660,836)	(40,932,742)	(708,022)	(6,199,121)	(17,055,958)	(148,159,192)
Class B	(250,392)	(2,194,083)	(93,047)	(812,523)	(1,050,905)	(9,102,624)
Class C	(921,975)	(8,125,794)	(285,902)	(2,513,103)	(4,521,223)	(39,410,628)
Administrator Class	(3,915,496)	(34,384,444)	(456,231)	(3,994,961)	(13,899,155)[3]	(120,606,584)[3]

		(85,637,063)		(13,519,708)		(317,279,028)

Net increase (decrease) in net assets resulting from capital share transactions		250,263,148		34,428,422		(35,480,654)

Total increase (decrease) in net assets		254,083,060		35,712,319		(30,692,224)

Net assets
Beginning of period		633,028,773		597,316,454		628,008,678

End of period		$887,111,833		$633,028,773		$597,316,494

Overdistributed net investment income		$(87,265)		$(87,265)		$(92,582)

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Evergreen Strategic Municipal Bond Fund.

3.	Class I of Evergreen Strategic Municipal Bond Fund became Administrator Class on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Strategic Municipal Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

Class A	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]	Year Ended May 31,
			2011[2]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$8.77	$8.75	$8.67	$8.59	$8.70	$8.78	$8.75
Net investment income	0.12	0.02	0.26	0.25	0.31	0.33	0.32
Net realized and unrealized gains (losses) on investments	0.05	0.02	0.08	0.08	(0.11)	(0.08)	0.01

Total from investment operations	0.17	0.04	0.34	0.33	0.20	0.25	0.33
Distributions to shareholders from
Net investment income	(0.12)	(0.02)	(0.26)	(0.25)	(0.31)	(0.33)	(0.30)
Net realized gains	(0.01)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.13)	(0.02)	(0.26)	(0.25)	(0.31)	(0.33)	(0.30)
Net asset value, end of period	$8.81	$8.77	$8.75	$8.67	$8.59	$8.70	$8.78
Total return[3]	1.97%	0.49%	4.01%	3.76%	2.54%	2.90%	3.86%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.88%	0.99%	1.01%	1.05%	1.05%
Net expenses	0.83%	0.83%	0.87%	0.99%	1.01%	1.01%	1.00%
Net investment income	2.78%	3.15%	3.02%	2.85%	3.64%	3.76%	3.60%
Supplemental data
Portfolio turnover rate	42%	12%	130%	40%	53%	59%	55%
Net assets, end of period (000’s omitted)	$445,468	$353,518	$330,896	$329,475	$333,901	$287,472	$286,672

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Strategic Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	27

(For a share outstanding throughout each period)

Class B	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]	Year Ended May 31,
			2011[2]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$8.75	$8.73	$8.65	$8.57	$8.68	$8.76	$8.73
Net investment income	0.09	0.02 [3]	0.19 [3]	0.19 [3]	0.25 [3]	0.25	0.25 [3]
Net realized and unrealized gains (losses) on investments	0.05	0.02	0.09	0.07	(0.11)	(0.07)	0.02

Total from investment operations	0.14	0.04	0.28	0.26	0.14	0.18	0.27
Distributions to shareholders from
Net investment income	(0.09)	(0.02)	(0.20)	(0.18)	(0.25)	(0.26)	(0.24)
Net realized gains	(0.01)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.10)	(0.02)	(0.20)	(0.18)	(0.25)	(0.26)	(0.24)
Net asset value, end of period	$8.79	$8.75	$8.73	$8.65	$8.57	$8.68	$8.76
Total return[4]	1.59%	0.43%	3.23%	2.99%	1.78%	2.13%	3.09%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.64%	1.74%	1.76%	1.76%	1.75%
Net expenses	1.58%	1.58%	1.63%	1.74%	1.76%	1.76%	1.75%
Net investment income	2.06%	2.40%	2.20%	2.20%	2.91%	3.02%	2.85%
Supplemental data
Portfolio turnover rate	42%	12%	130%	40%	53%	59%	55%
Net assets, end of period (000’s omitted)	$4,705	$6,741	$7,531	$16,123	$31,991	$50,872	$78,158

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Strategic Municipal Bond Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Strategic Municipal Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

Class C	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]	Year Ended May 31,
			2011[2]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$8.80	$8.78	$8.70	$8.62	$8.73	$8.81	$8.78
Net investment income	0.09	0.02	0.20	0.18	0.24	0.27	0.25
Net realized and unrealized gains (losses) on investments	0.05	0.02	0.08	0.09	(0.10)	(0.08)	0.02

Total from investment operations	0.14	0.04	0.28	0.27	0.14	0.19	0.27
Distributions to shareholders from
Net investment income	(0.09)	(0.02)	(0.20)	(0.19)	(0.25)	(0.27)	(0.24)
Net realized gains	(0.01)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.10)	(0.02)	(0.20)	(0.19)	(0.25)	(0.27)	(0.24)
Net asset value, end of period	$8.84	$8.80	$8.78	$8.70	$8.62	$8.73	$8.81
Total return[3]	1.58%	0.42%	3.23%	2.99%	1.78%	2.13%	3.09%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.63%	1.74%	1.76%	1.76%	1.75%
Net expenses	1.58%	1.58%	1.62%	1.74%	1.76%	1.76%	1.75%
Net investment income	2.04%	2.40%	2.26%	2.08%	2.88%	3.01%	2.85%
Supplemental data
Portfolio turnover rate	42%	12%	130%	40%	53%	59%	55%
Net assets, end of period (000’s omitted)	$128,595	$113,724	$112,740	$130,775	$109,379	$88,638	$93,474

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Strategic Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	29

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]	Year Ended May 31,
			2011[2]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$8.76	$8.75	$8.67	$8.59	$8.70	$8.78	$8.75
Net investment income	0.13	0.02	0.28	0.27	0.33	0.35	0.34
Net realized and unrealized gains (losses) on investments	0.06	0.01	0.08	0.08	(0.10)	(0.08)	0.02

Total from investment operations	0.19	0.03	0.36	0.35	0.23	0.27	0.36
Distributions to shareholders from
Net investment income	(0.13)	(0.02)	(0.28)	(0.27)	(0.34)	(0.35)	(0.33)
Net realized gains	(0.01)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.14)	(0.02)	(0.28)	(0.27)	(0.34)	(0.35)	(0.33)
Net asset value, end of period	$8.81	$8.76	$8.75	$8.67	$8.59	$8.70	$8.78
Total return[3]	2.16%	0.39%	4.20%	4.02%	2.80%	3.16%	4.13%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.77%	0.77%	0.75%	0.76%	0.76%	0.75%
Net expenses	0.68%	0.68%	0.69%	0.75%	0.76%	0.76%	0.75%
Net investment income	2.92%	3.32%	3.23%	3.03%	3.89%	4.01%	3.86%
Supplemental data
Portfolio turnover rate	42%	12%	130%	40%	53%	59%	55%
Net assets, end of period (000’s omitted)	$308,343	$159,045	$146,149	$151,636	$73,002	$72,118	$48,449

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Strategic Municipal Bond Fund.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	31

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the Fund had post-enactment long-term capital loss carryforwards, in the amount of $240,457, which were available to offset future net realized capital gains.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to Financial Statements (Unaudited)

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$820,040,449	$28,128,147	$848,168,596
Yankee corporate bonds and notes	0	197,800	0	197,800
Short-term investments
Investment companies	3,268,510	0	0	3,286,510
U.S. Treasury securities	699,975	0	0	699,975
	$3,986,485	$820,238,249	$28,128,147	$852,352,881

Further details on the major security types listed above can be found in the Portfolio of Investments.

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(270,510)	$0	$0	$(270,510)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$13,959,727
Accrued discounts (premiums)	81,993
Realized gains (losses)	42,048
Change in unrealized gains (losses)	(187,576)
Purchases	15,307,625
Sales	(1,075,670)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2011	$28,128,147
Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(173,510)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	33

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $25,064 from the sale of Class A shares and $117, $729 and $4,420 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011 were $544,423,712 and $317,373,136, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At December 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains (Losses)
March 2012	265 Short	5-Year U.S. Treasury Notes	$32,663,320	$(145,426)
March 2012	50 Short	10-Year U.S. Treasury Notes	6,556,250	(59,079)
March 2012	200 Short	30-Year U.S. Treasury Bonds	28,962,500	(66,005)

The Fund had an average notional amount of $40,573,666 in short futures contracts during the six months ended December 31, 2011.

On December 31, 2011, the cumulative unrealized losses on futures contracts in the amount of $270,510 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on

34	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to Financial Statements (Unaudited)

open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $457 in commitment fees.

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	35

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36	Wells Fargo Advantage Strategic Municipal Bond Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	37

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

38	Wells Fargo Advantage Strategic Municipal Bond Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207591 02-12 SA257/SAR257 12-11

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Semi-Annual Report

December 31, 2011

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before

Letter to Shareholders	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	3

retreating later in the year, only to spike again during the fourth quarter. Yet “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index1, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Letter to Shareholders

opinion, the lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	5

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■   Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■  Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■  Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

FUND INCEPTION

November 30, 1995

CREDIT QUALITY[1] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF DECEMBER 31, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	7

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SMAVX)	10/02/2000	(1.61)	(0.74)	2.54	2.25	0.40	1.29	2.95	2.45	0.76%	0.67%
Class C (WFUSX)	03/31/2008	(0.77)	(0.26)	2.21	1.86	0.23	0.74	2.21	1.86	1.51%	1.42%
Administrator Class (WUSMX)	07/30/2010					0.44	1.36	3.06	2.74	0.70%	0.60%
Institutional Class (SMAIX)	07/31/2000					0.55	1.59	3.28	2.95	0.43%	0.37%
Investor Class (SMUAX)	11/30/1995					0.59	1.47	2.97	2.60	0.79%	0.70%
Barclays Capital 1-Year Municipal Bond Index[6]						0.55	1.58	3.03	2.64

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through October 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Capital 1-Year Municipal Bond Index is the 1-year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

8	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,004.01	$3.38	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.40	0.67%
Class C
Actual	$1,000.00	$1,002.32	$7.15	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.20	1.42%
Administrator Class
Actual	$1,000.00	$1,004.36	$3.02	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$1,005.52	$1.87	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Investor Class
Actual	$1,000.00	$1,005.94	$3.53	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 95.05%

Alabama: 1.31%
Alabama Health Care Authority for Baptist Health (Health Revenue, Assured Guaranty GO of Authority Insured)±§(m)	1.00%	11/15/2037	$11,500,000	$11,500,000
Alabama Health Care Authority for Baptist Health (Health Revenue, GO of Authority Insured)±§	6.13	11/15/2036	2,900,000	2,946,545
Chatom AL Industrial Development Board Alabama Electric Series A Remarketing (Utilities Revenue)±§	0.75	08/01/2037	10,500,000	10,502,520
Chatom AL Industrial Development Board Gulf Adjusted Power South Energy Cooperative Projects Series A (Utilities Revenue)±§	0.95	11/15/2038	50,000,000	50,043,000
Chatom AL Industrial Development Board Solid Refunding Power South Energy Series B (Utilities Revenue)	4.00	08/01/2013	5,845,000	6,077,982
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured)§	5.50	10/01/2014	4,680,000	4,693,010
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured)§	5.75	10/01/2012	3,550,000	3,564,768
Jefferson County AL Series B-8 (Water & Sewer Revenue, AGM Insured)§	5.25	02/01/2012	2,380,000	2,377,406
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR)±§	4.88	06/01/2034	775,000	812,495
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Series A (Health Revenue)	5.00	02/01/2012	500,000	501,650
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Series A (Health Revenue)	5.00	02/01/2013	1,000,000	1,037,010

				94,056,386

Alaska: 0.11%
Alaska Energy Authority (Utilities Revenue, FSA Insured)§	6.60	07/01/2015	7,400,000	8,008,650

Arizona: 3.13%
Arizona Health Facilities Authority Phoenix Catholic Healthcare West Series E (Health Revenue)±§	5.00	07/01/2029	9,000,000	9,205,200
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)±§	1.10	02/01/2042	64,410,000	60,097,106
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue)±§	0.95	02/01/2042	43,300,000	40,589,853
Arizona Sports & Tourism Authority (Tax Revenue, Compass Bank LOC)±§	0.70	07/01/2036	39,000,000	39,000,000
Coconino County AZ Pollution Control Corporation Series A (Utilities Revenue)±§	3.63	10/01/2029	8,500,000	8,705,445
Maricopa County AZ IDA Catholic Healthcare West Series B (Health Revenue)±§	5.00	07/01/2025	5,520,000	5,640,998
Maricopa County AZ Pollution Control Corporation Series E (IDR)±§	6.00	05/01/2029	1,000,000	1,090,510
Mohave County AZ IDA Mohave Prison LLC Expansion Project (Miscellaneous Revenue)§	6.75	05/01/2012	2,580,000	2,599,221
Phoenix AZ IDA (Housing Revenue)§	1.38	06/01/2014	6,000,000	6,007,020
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured)±§(m)	1.00	09/01/2045	49,950,000	49,950,000
Tempe AZ IDA University ASU Foundation Project (Lease Revenue, AMBAC Insured)	5.00	07/01/2013	975,000	1,017,569

				223,902,922

Arkansas: 0.03%
Baxter County AR Hospital Revenue Refunding (Health Revenue)	3.00	09/01/2012	1,555,000	1,566,740
Springdale AR Sales and Use Tax Refunding and Improvement (Tax Revenue, AGM Insured)§	4.00	07/01/2027	400,000	407,428

				1,974,168

10	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California: 9.57%
Alameda County CA Tobacco Securitzation Agency (Tobacco Revenue)	4.75%	06/01/2012	$2,905,000	$2,936,897
California Floaters Series DCL-011 (Miscellaneous Revenue, Dexia Credit Local LOC, FSA Insured)±§	2.25	08/01/2027	6,000,000	6,000,000
California HFA AMT Home Mortgage Series E (Housing Revenue, FGIC Insured)§	5.00	02/01/2014	2,625,000	2,659,834
California HFFA San Diego Hospital Series A (Health Revenue, NATL-RE Insured)±§(m)(a)(n)	0.20	07/15/2018	5,800,000	5,421,518
California Infrastructure & Economic Development Bank (Miscellaneous Revenue)±§	0.60	04/01/2038	19,950,000	19,949,601
California Infrastructure & Economic Development Bank (Miscellaneous Revenue)±§	0.60	04/01/2038	10,200,000	10,199,796
California Infrastructure& Economic Development Bank (Miscellaneous Revenue)±§	0.60	04/01/2038	38,400,000	38,399,232
California MSTR Class A (Miscellaneous Revenue, Societe Generale LOC)±§	1.00	06/01/2032	44,000,000	44,000,000
California PCFA Refinance Republic Services Series B (Resource Recovery Revenue)±§144A	0.70	08/01/2024	5,000,000	5,000,150
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue)±§	5.00	11/01/2038	6,000,000	6,288,900
California PCFA Waste Management Incorporated Project Series A1 (Resource Recovery Revenue)±§	4.70	04/01/2025	2,500,000	2,520,100
California State Economic Recovery (GO - State, BNP Paribas LOC)±§	0.38	07/01/2023	12,560,000	12,560,000
California State PFOTER 4369 (Miscellaneous Revenue, FSA Insured)±§	2.50	08/01/2032	10,620,000	10,620,000
California State PFOTER 690 (Miscellaneous Revenue, NATL-RE Insured)±§144A	0.52	07/16/2023	20,000,000	20,000,000
California State Series DCL 009 (Miscellaneous Revenue, Dexia Credit Local LOC, FSA Insured)±§	2.25	08/01/2027	81,535,000	81,535,000
California State Various Purposes (Tax Revenue)§	6.25	09/01/2012	1,080,000	1,122,779
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12/01/2012	1,250,000	1,292,738
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured)±§(m)	0.85	07/01/2041	51,775,000	51,775,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured)±§(m)	0.90	07/01/2040	39,450,000	39,450,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured)±§(m)	0.90	07/01/2040	14,100,000	14,100,000
California Statewide CDA Proposition 1A Receivables Program (Miscellaneous Revenue)	5.00	06/15/2013	5,745,000	6,085,793
El Monte CA Union High School District (Education Revenue)	5.00	06/01/2013	5,000,000	5,293,850
Golden Empire Schools Financing Authority (Lease Revenue)	4.00	05/01/2012	13,830,000	13,986,556
Golden State Tobacco Securitization Corporation (Tobacco Revenue, AMBAC Insured)	4.00	06/01/2014	1,000,000	1,032,200
Hemet CA Unified School District COP (Lease Revenue)±§	1.60	10/01/2036	11,705,000	11,702,893
Inland Valley CA Development Agency (Tax Revenue)±§	4.00	03/01/2041	56,000,000	56,659,680
Kirkwood Meadows CA Public Utility District (Energy Revenue)§	4.50	05/01/2013	9,370,000	9,405,044
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)§	5.00	11/15/2013	1,250,000	1,296,500
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)§	5.00	11/15/2014	2,340,000	2,432,032
Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.70	07/01/2013	10,000,000	9,728,100
Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.85	07/01/2017	5,225,000	4,556,148
Norwalk La Mirada CA Unified School District (Tax Revenue, FGIC Insured)±§	0.80	08/01/2027	8,000,000	8,000,000
Palomar Pomerado CA Health Care District COP Series A (Health Revenue, AGM Insured)±§(m)	1.00	11/01/2036	34,800,000	34,800,000

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Palomar Pomerado CA Health Care District COP Series B (Health Revenue, AGM Insured)±§(m)	1.10%	11/01/2036	$26,000,000	$26,000,000
Palomar Pomerado CA Health Care District COP Series C (Health Revenue, AGM Insured)±§(m)	1.10	11/01/2036	14,750,000	14,750,000
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.25	08/15/2012	2,980,000	2,991,920
Sacramento CA Unified School District COP Series A (Lease Revenue, AGM Insured)±§	3.10	03/01/2040	23,000,000	22,889,830
Sacramento County CA ROC RR II R-11977 (Airport Revenue, AGM Insured)±§144A	0.11	04/01/2012	8,800,000	8,800,000
Sacramento County CA SFMR 2327 (Housing Revenue, FNMA GNMA Insured)±	2.41	10/01/2023	8,550,000	8,550,000
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) 144A	5.00	02/15/2012	1,000,000	1,005,560
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) 144A	5.00	02/15/2013	4,110,000	4,294,416
San Diego County CA Certificates Registered Linked Yield Curve Notes (Lease Revenue, AMBAC Insured)§(m)	5.63	09/01/2012	900,000	924,471
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)±§	1.05	07/01/2036	46,100,000	46,100,000
Upland CA San Antonio Community Hospital (Lease Revenue)	3.00	01/01/2013	1,790,000	1,811,068
Washington Township CA Health Care District 2004 Election Series A (Tax Revenue)	6.00	08/01/2012	1,730,000	1,782,419
Washington Township CA Health Care District Series A (Health Revenue)	4.50	07/01/2012	285,000	289,512
Washington Township CA Health Care District Series A (Health Revenue)	4.50	07/01/2013	290,000	301,997
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2014	305,000	326,457
William S. Hart CA Union High School District MSTR Series SGC 59 Class A (Tax Revenue)±§144A	1.00	09/01/2027	4,000,000	4,000,000

				685,627,991

Colorado: 1.55%
Arapahoe County CO Certificates IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11/01/2019	53,288	53,751
Colorado Health Facilities Authority Catholic Health D-2 Project Unrefined Balance (Health Revenue)±§	5.25	10/01/2038	2,935,000	3,181,335
Colorado Springs CO Utilities Series B (Utilities Revenue)±§	0.45	11/01/2036	41,550,000	41,550,000
Denver CO City & County Airport Subordinated Series F2 (Airport Revenue, Assured Guaranty Insured)±§(m)	0.90	11/15/2025	9,350,000	9,350,000
University of Colorado Enterprise Systems Series 2007-A (Education Revenue, NATL-RE Insured)±§	2.30	06/01/2026	6,775,000	6,775,000
University of Colorado Hospital Authority Series B (Education Revenue)±§	0.85	11/15/2035	50,000,000	50,000,000

				110,910,086

Connecticut: 0.63%
Connecticut State Development Authority PCR (Utilities Revenue)±§	1.25	09/01/2028	9,000,000	9,003,420
Connecticut State Series A (Miscellaneous Revenue)±§	0.80	03/01/2016	25,000,000	24,975,750
Connecticut Transmission Municipal Electric Cooperative (Energy Revenue)±§	0.95	01/01/2029	10,895,000	10,900,012

				44,879,182

Delaware: 0.42%
Delaware PFOTER (Miscellaneous Revenue)±§	0.86	07/01/2047	11,115,000	11,115,000
Delaware State EDA (Utilities Revenue)±§	0.75	05/01/2026	5,000,000	5,005,350
Delaware State EDA (Utilities Revenue)±§	1.80	07/01/2025	7,000,000	7,021,700

12	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Delaware (continued)
Wilmington DE Multi-Family Housing Lincoln Towers Series A (Housing Revenue, Local or Guaranty Housing Insured)	4.00%	07/15/2013	$7,000,000	$7,023,800

				30,165,850

District of Columbia: 0.87%
District of Columbia American College of Cardiology (Education Revenue, SunTrust Bank LOC)±§	0.45	06/01/2040	12,000,000	12,000,000
District of Columbia BAN Pilot Arthur (Tax Revenue)	4.00	12/01/2012	6,000,000	6,134,880
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC)±§	0.45	04/01/2038	6,135,000	6,135,000
District of Columbia Income Tax Refunding Secured Series B (Tax Revenue)±§	0.70	12/01/2015	30,000,000	30,002,100
District of Columbia Income Tax Refunding Secured Series E (Tax Revenue)±§	0.70	12/01/2015	5,000,000	5,000,350
District of Columbia Thomas B Fordham Foundation (Miscellaneous Revenue, SunTrust Bank LOC)±§	0.45	10/01/2037	3,000,000	3,000,000

				62,272,330

Florida: 5.58%
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	3.00	12/01/2012	500,000	506,650
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	5.00	12/01/2013	4,340,000	4,592,848
Arcadia FL Housing Authority Arcadia Oaks Association Limited Project (Housing Revenue)§	4.25	01/01/2012	2,000,000	2,000,120
Bay County FL PCR (IDR)	5.10	09/01/2012	2,000,000	2,041,680
Broward County FL Series E (Airport Revenue, NATL-RE Insured)§	5.25	10/01/2012	1,300,000	1,305,031
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured)±	1.75	06/01/2014	54,500,000	54,691,295
Citrus County FL COP Series B (Lease Revenue, Assured Guaranty Insured)	4.00	04/01/2012	2,180,000	2,197,789
Collier County FL IDA NCH Healthcare System Project (Health Revenue)	4.00	10/01/2013	1,065,000	1,110,497
Florida Higher Educational Facilities Financial Authority (Education Revenue)	3.00	04/01/2012	500,000	500,845
Florida Higher Educational Facilities Financial Authority (Education Revenue)	4.00	04/01/2013	1,125,000	1,150,414
Florida Housing Finance Corporation (Housing Revenue)	3.25	12/15/2012	9,435,000	9,461,041
Florida State Board of Education Series A (Miscellaneous Revenue)	5.00	07/01/2012	3,095,000	3,167,949
Florida State Board of Education Series C (Miscellaneous Revenue)	3.00	07/01/2012	5,350,000	5,422,386
Florida State Board of Education Series C (Miscellaneous Revenue)	5.00	07/01/2012	1,215,000	1,243,638
Gulf Breeze FL local Government Loan Series FG & H Remarketing 12/01/2011 (Miscellaneous Revenue)±§	1.35	12/01/2020	13,280,000	13,271,634
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue)±§	3.00	12/01/2020	20,975,000	20,826,287
Highlands County FL Health Facilities Authority Adventist Sunbelt Series E (Health Revenue)	4.50	11/15/2012	1,395,000	1,441,342
Highlands County FL Health Facilities Authority Adventist Series E (Health Revenue)±§	0.50	11/15/2035	36,475,000	36,475,000
Hillsborough County FL IDA (Utilities Revenue)§	5.10	10/01/2013	1,130,000	1,158,420
Hillsborough County FL School Board COP Master Lease Program Series A (Lease Revenue, NATL-RE Insured)	5.50	07/01/2012	2,045,000	2,093,569
Lakeland FL Energy System Revenue (Utilities Revenue)±§	0.85	10/01/2012	13,700,000	13,732,743
Lakeland FL Energy System Revenue (Utilities Revenue)±§	1.20	10/01/2014	13,075,000	13,131,353
Lee County FL Refunding Series A (Airport Revenue, AGM Insured)	5.00	10/01/2012	1,750,000	1,805,843
Lee County FL Refunding Series A (Airport Revenue, AGM Insured)	5.00	10/01/2013	4,140,000	4,385,585

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida (continued)
Marion County FL IDA Waste 2 Water Incorporated Project (IDR, SunTrust Bank LOC)±§	0.70%	10/01/2026	$835,000	$835,000
Miami-Dade County FL Expressway Authority (Transportation Revenue, Assured Guaranty Insured)±§144A	0.25	07/01/2018	1,450,000	1,450,000
Miami-Dade County FL HFA Siesta Pointe Apartments Series A (Housing Revenue, AGM Insured)§	5.50	09/01/2012	310,000	310,856
Miami-Dade County FL IDA Dolphins Stadium Project Series A (IDR)±§	3.00	07/01/2032	19,075,000	19,075,000
Miami-Dade County FL IDA Dolphins Stadium Project Series B (IDR)±§	3.00	07/01/2032	19,075,000	19,075,000
Miami-Dade County FL IDA Series C (IDR)±§	3.00	07/01/2032	6,850,000	6,850,000
Miami-Dade County FL International Airport Aviation Series 34 (Airport Revenue, Societe Generale LOC)±§	1.05	10/01/2029	11,870,000	11,870,000
Miami-Dade County FL School Board Master Equipment Lease Purchase A (Lease Revenue)144A	3.59	03/03/2016	12,050,515	12,410,946
Miami-Dade County FL School Board Series A (Lease Revenue)±§	5.00	05/01/2031	17,000,000	18,217,200
North Miami FL Johnston & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	04/01/2012	1,455,000	1,467,426
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue)±§	2.63	07/01/2039	6,690,000	6,786,269
Orange County FL IDR (Education Revenue, SunTrust Bank LOC)±§	0.45	06/01/2029	7,095,000	7,095,000
Orange County FL Independent Blood & Tissue Services (IDR, SunTrust Bank LOC)±§	0.45	10/01/2027	12,365,000	12,365,000
Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, SunTrust Bank LOC)±§	0.42	07/01/2040	15,445,000	15,445,000
Osceola County FL School Board (Tax Revenue, AGM Insured)	5.00	06/01/2013	1,400,000	1,477,672
Palm Beach County FL Public Improvement COP (Miscellaneous Revenue) 144A	3.04	02/01/2014	18,336,192	18,508,369
Palm Beach County FL South Florida Blood Banks Project (IDR, SunTrust Bank LOC)±§	0.45	12/01/2022	5,670,000	5,670,000
Pasco County FL School Board (Lease Revenue, AMBAC Insured)±§(m)	0.89	08/01/2030	23,150,000	23,150,000
Pinellas County FL YMCA Suncoast Incorporated Project (IDR, SunTrust Bank LOC)±§	0.45	05/01/2027	5,280,000	5,280,000
Saint Petersburg FL Health Facilities Authority All Childrens Series B (Health Revenue, AMBAC Insured)±§(m)	0.85	11/15/2034	50,000	50,000
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00	10/01/2012	455,000	462,922
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00	10/01/2013	900,000	930,591
South Lake County FL South Lake Hospital Incorporated (Health Revenue)§	5.50	10/01/2013	660,000	676,916
Volusia County FL School Board (Tax Revenue, AMG Insured)	5.00	10/01/2014	9,500,000	10,256,675
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.25	10/01/2012	1,905,000	1,951,349

				399,381,150

Georgia: 0.68%
Atlanta GA Airport Passenger Facilities ROC RR II R-517X (Airport Revenue, FSA Insured)±§	0.22	07/01/2012	3,020,000	3,020,000
Atlanta GA Airport Passenger Facilities Putters Series 3027 (Airport Revenue, FSA Insured)±§	0.23	01/01/2013	7,430,000	7,430,000
Burke County GA Development Authority (Miscellaneous Revenue)±§	2.50	01/01/2040	17,000,000	17,257,210
Fulton County GA Development Authority Healthcare System Catholic East (Health Revenue)	5.00	11/15/2013	5,180,000	5,533,328
Georgia Public Gas Partners Incorporated Series A (Energy Revenue)§	5.00	10/01/2012	2,050,000	2,112,279
Gwinnett County GA Hospital Authority KMD Group LLC Project (IDR, SunTrust Bank LOC)±§	0.55	02/01/2032	2,710,000	2,710,000
Main Street Natural Gas Incorporated Georgia Series B (Utilities Revenue)§	5.00	03/15/2014	1,000,000	1,032,710
Metropolitan Atlanta Rapid Transit Authority Georgia Series P (Tax Revenue, AMBAC Insured)§	6.00	07/01/2013	1,325,000	1,389,779

14	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Georgia (continued)
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Series P (Tax Revenue, Societe Generale LOC, AMBAC Insured)±§144A	1.05%	07/01/2020	$8,605,000	$8,605,000

				49,090,306

Guam: 0.02%
Guam Government Hotel Occupancy Series A (Tax Revenue)	2.00	11/01/2012	1,740,000	1,752,859

Illinois: 7.04%
Broadview IL Tax Increment Revenue (Tax Revenue)§	5.25	07/01/2012	850,000	850,961
Chicago IL Finance Authority Columbia College (Education Revenue)	4.00	12/01/2014	1,560,000	1,631,152
Chicago IL Finance Authority Columbia College (Education Revenue)	5.00	12/01/2013	1,485,000	1,567,388
Chicago IL State University Revenue (Education Revenue, NATL-RE Insured)§	4.60	12/01/2012	1,020,000	1,022,927
Chicago IL Various Refunding Project Series D (Miscellaneous Revenue, AGM Insured)±§	4.00	01/01/2040	85,490,000	85,490,000
Chicago IL Various Refunding Series E Remarketing 10/21/2008 (Tax Revenue)±§	0.80	01/01/2042	72,500,000	72,500,000
Chicago IL Various Refunding Series G Remarketing 10/21/2008 (Tax Revenue)±§	0.80	01/01/2042	12,000,000	12,000,000
Chicago IL Wastewater Transmission Refunding (Water & Sewer Revenue, NATL-RE FGIC Insured)§	5.38	01/01/2013	475,000	480,486
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District # 501 Kaskaskia (Tax Revenue)§	3.25	12/01/2031	950,000	950,171
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2018	530,000	530,069
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2012	130,000	130,003
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2015	460,000	460,046
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2017	505,000	505,076
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2019	550,000	550,077
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2020	580,000	580,087
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2021	605,000	605,085
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2022	630,000	630,095
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2023	660,000	660,099
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2024	690,000	690,104
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2025	725,000	725,102
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2026	755,000	755,106
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2027	790,000	790,119
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2028	830,000	830,133
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2029	865,000	865,147

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois (continued)
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25%	12/01/2030	$905,000	$905,154
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2014	440,000	440,018
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2013	420,000	420,017
Clinton Bond Fayette Jefferson et cetera Counties IL Community College District #501 Kaskaskia (Tax Revenue)§	3.25	12/01/2016	480,000	480,072
Cook & Will County IL Township High School District # 206 (Tax Revenue, XLCA Insured)	4.00	12/01/2012	1,155,000	1,181,761
Cook County IL School District # 130 (Tax Revenue, XLCA Insured)	4.25	06/01/2012	585,000	590,534
Cook County IL School District # 130 (Tax Revenue, XLCA Insured)	4.25	12/01/2012	1,110,000	1,131,967
Cook County IL School District # 130 (Tax Revenue, XLCA Insured)	4.25	06/01/2013	435,000	447,580
Illinois Finance Authority Alexion Brothers Health System (Health Revenue)	4.00	02/15/2012	1,200,000	1,203,384
Illinois Finance Authority Insured Covenant Series A (Housing Revenue, Radian Insured)§	4.60	12/01/2012	510,000	513,733
Illinois Finance Authority Memorial Health System (Health Revenue)	4.00	04/01/2012	875,000	881,291
Illinois Finance Authority Resurrection Health (Health Revenue)	4.00	05/15/2012	9,315,000	9,382,813
Illinois Finance Authority Swedish Covenant Series A (Health Revenue)	4.00	08/15/2012	1,270,000	1,283,233
Illinois Finance Authority Swedish Covenant Series A (Health Revenue)	4.00	08/15/2013	1,405,000	1,434,112
Illinois Regional Transit Authority MSTR Series 55 Class A (Tax Revenue, Societe Generale LOC, FGIC GO of Authority Insured)±§	1.05	11/01/2021	9,675,000	9,675,000
Illinois State ROC RR II R-11526 (Miscellaneous Revenue, NATL-RE Insured)±§	0.60	04/01/2014	3,750,000	3,750,000
Illinois State Series B (Miscellaneous Revenue)±§	3.00	10/01/2033	198,970,000	198,970,000
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2012	200,000	202,330
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2013	515,000	530,007
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2014	540,000	540,896
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2015	570,000	571,379
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2016	595,000	598,261
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2017	630,000	635,777
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2018	660,000	667,986
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2019	695,000	705,022
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2020	730,000	740,870
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2021	765,000	775,557
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2022	805,000	815,859
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2023	845,000	856,796
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2024	890,000	901,597
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25	08/01/2025	935,000	945,874

16	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois (continued)
Macon Christian Dewitt et cetera Counties IL Community College District #537 Richland Limited Tax Debt Certificates (Miscellaneous Revenue)±§	3.25%	08/01/2026	$625,000	$631,788
McHenry & Lake Counties IL Community Consolidated School District # 15 (Tax Revenue, NATL-RE FGIC Insured)§	4.40	01/01/2012	15,000	15,001
Regional Transportation Authority Illinois (Tax Revenue, GO of Authority Insured)±§	0.90	06/01/2025	50,950,000	50,950,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (Tax Revenue, Assured Guaranty Insured)§	3.80	12/01/2015	3,280,000	3,451,511
University of Illinois Auxilary Facilities CAB (Education Revenue)(z)	0.38	04/01/2012	3,990,000	3,986,090
University of Illinois COP Utilities Infrastructure Projects (Lease Revenue, AMBAC Insured)	5.00	08/15/2012	4,475,000	4,570,586
Will & Kendall Counties IL GO Community Consolidated School District # 202 Plainfield (Tax Revenue)	3.00	01/01/2012	5,575,000	5,575,335
Will & Kendall Counties IL GO Community Consolidated School District # 202 Plainfield (Tax Revenue)	3.00	01/01/2013	3,000,000	3,060,030
Will & Kendall Counties IL GO Community Consolidated School District # 202 Plainfield (Tax Revenue)	3.00	01/01/2013	3,170,000	3,232,449
Will County IL Township High School District # 205 Lockport (Tax Revenue, AGM Insured)(z)	1.23	12/01/2012	1,080,000	1,067,796

				504,518,899

Indiana: 0.34%
Hammond IN Local Public Improvement Bond Bank (Miscellaneous Revenue, Fifth Third Bank LOC)	3.00	01/03/2012	18,000,000	18,002,520
Indiana Finance Authority Ascension Health Series CR-E-4 (Health Revenue)±§	1.25	11/15/2033	300,000	300,969
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding (Health Revenue)	4.00	03/01/2012	1,660,000	1,666,773
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding (Health Revenue)	4.00	03/01/2013	1,730,000	1,770,050
Seymour IN Union Camp Corporation Project (IDR)	6.25	07/01/2012	2,420,000	2,477,669

				24,217,981

Iowa: 0.19%
Iowa Finance Authority Health Facilities Series F (Health Revenue)±§	5.00	08/15/2039	10,000,000	10,278,800
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	3.25	12/01/2012	1,650,000	1,672,919
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12/01/2012	1,500,000	1,535,490

				13,487,209

Kentucky: 1.66%
Kenton County KY Airport Board Cincinnati Northern Kentucky Refunding Series A (Airport Revenue, NATL-RE Insured)§	5.63	03/01/2013	2,000,000	2,013,820
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, XLCA Insured)	5.00	03/01/2012	2,000,000	2,012,100
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, XLCA Insured)	5.00	03/01/2013	2,740,000	2,838,092
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)§	5.63	03/01/2015	2,000,000	2,014,180
Kentucky EDFA (Resource Recovery Revenue)±§	0.70	04/01/2031	12,500,000	12,500,875
Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue, Guaranteed Student Loans Insured)±	0.93	05/01/2020	6,560,000	6,528,118

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Kentucky (continued)
Louisville/Jefferson County KY Metropolitan Government (Energy Revenue)±§	1.90%	06/01/2033	$15,115,000	$15,158,682
Louisville/Jefferson County KY PCR Louisville Gas & Electric Project Series A (Energy Revenue)±§	1.90	10/01/2033	27,250,000	27,334,203
Northern Kentucky Water Service District BAN (Water & Sewer Revenue)§	2.00	09/01/2013	19,240,000	19,304,454
Pikeville KY Hospital Revenue BAN Improvement Pikeville (Health Revenue)	3.00	09/01/2013	25,000,000	25,727,000
Pulaski County KY Waste Disposal (Resource Recovery Revenue)±§	1.00	08/15/2023	3,450,000	3,451,449

				118,882,973

Louisiana: 4.02%
Ascension Parish Louisiana Industrial Development Board Incorporated Impala Warehousing Series U (IDR, Natixis LOC)±§	1.85	12/01/2041	30,000,000	30,000,000
East Baton Rouge Parish Louisiana Sewerage Commission Series A (Water & Sewer Revenue)±§	0.99	02/01/2046	82,170,000	82,071,396
Louisiana Gas & Fuels Tax Second Lien Series A1 (Tax Revenue)±§	0.85	05/01/2043	31,450,000	31,494,030
Louisiana Offshore Terminal Authority (Airport Revenue)±§	1.60	10/01/2037	8,000,000	8,041,280
Louisiana PFA Christus Healthcare (Health Revenue, AGM Insured)	5.00	07/01/2012	3,550,000	3,618,870
Louisiana PFA Franciscan Series B (Health Revenue)	5.00	07/01/2012	2,185,000	2,221,271
Louisiana State Gas & Fuels Tax Second Lien Series A (Tax Revenue)±§	0.85	05/01/2043	73,625,000	73,728,075
Louisiana State Series B (Miscellaneous Revenue)±§	0.99	07/15/2014	10,030,000	10,034,012
Morehouse Parish LA PCR International Paper Company Project Series A (Resource Recovery Revenue)	5.25	11/15/2013	6,000,000	6,328,740
Orleans Parish LA Parishwide School District (Tax Revenue, FGIC Insured)§(z)	5.51	02/01/2015	21,600,000	18,259,992
St. Tammany Parish LA Development District Rooms To Go (IDR, SunTrust Bank LOC)±§	0.45	07/01/2038	22,400,000	22,400,000

				288,197,666

Maine: 0.59%
Maine Educational Loan Authority Series A-1 Class A (Education Revenue, Assured Guaranty Insured)	4.30	12/01/2012	2,340,000	2,406,760
Maine State Housing Authority Series E-1 (Housing Revenue)±§	1.85	11/15/2030	9,585,000	9,585,000
Maine State Housing Authority Series E-1 (Housing Revenue)±	1.85	11/15/2032	30,000,000	30,000,000

				41,991,760

Maryland: 0.37%
Baltimore County MD EDA (IDR, BNP Paribas LOC)±§	1.00	12/01/2017	4,600,000	4,600,000
Maryland State Economic Development Corporation American Urological Association (Miscellaneous Revenue, SunTrust Bank LOC)±§	0.45	09/01/2032	4,565,000	4,565,000
Maryland State HEFA Sheppard Pratt Series B (Miscellaneous Revenue, SunTrust Bank LOC)±§	0.45	07/01/2028	17,200,000	17,200,000

				26,365,000

Massachusetts: 2.34%
Massachusetts State Refinance Series A (Tax Revenue)±§	0.40	02/01/2013	19,000,000	19,000,000
Massachusetts State Refinance Series A (Tax Revenue)±§	0.58	02/01/2014	14,000,000	14,000,000
Massachusetts Educational Financing Authority (Education Revenue, AMBAC Insured)§	5.00	01/01/2013	1,875,000	1,879,144
Massachusetts HEFA Caritas Christian Obligation Series B (Health Revenue)§	6.50	07/01/2012	970,000	997,490
Massachusetts HEFA Northeastern University Series T-2 (Education Revenue)±§	4.10	10/01/2037	5,250,000	5,310,218

18	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Massachusetts (continued)
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured)±§(m)	0.71%	07/01/2042	$24,255,000	$24,255,000
Massachusetts HEFA Series G (Health Revenue)	4.00	07/01/2013	3,800,000	3,910,808
Massachusetts HEFA Series SGB-42-A (Education Revenue)±§	0.85	07/15/2037	35,780,000	35,780,000
Massachusetts State Development Finance Agency Partners Healthcare Series K-3 (Health Revenue)±§	0.75	07/01/2038	33,015,000	33,015,330
Massachusetts State Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	4.65	04/15/2012	390,000	392,434
Massachusetts State Development Finance Agency Semass Systems Series A (Resource Recovery Revenue, NATL-RE Insured)	5.63	01/01/2012	2,900,000	2,900,290
Massachusetts State Water Resources Authority Series DCL 005 (Water & Sewer Revenue, FSA Insured, Dexia Credit Local LOC)±§	2.00	08/01/2025	26,085,000	26,085,000

				167,525,714

Michigan: 1.76%
Bishop International Airport Authority Michigan (Airport Revenue)	2.50	12/01/2012	1,090,000	1,089,281
Bishop International Airport Authority Michigan (Airport Revenue)	2.50	12/01/2013	1,105,000	1,099,431
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	04/01/2013	700,000	675,948
Detroit MI City School District Floater Series DCL 045 (Tax Revenue, FSA Q-SBLF Insured, Dexia Credit Local LOC)±§	1.98	05/01/2030	12,675,000	12,675,000
Detroit MI City School District Floaters Series DC8032 (Tax Revenue, FSA Q-SBLF Insured, Dexia Credit Local LOC)±§	1.75	05/01/2029	11,410,000	11,410,000
Detroit MI City School District School Building & Site Improvement Series A (Tax Revenue, FGIC Q-SBLF Insured)	5.00	05/01/2013	1,935,000	2,018,534
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00	09/30/2012	1,100,000	1,126,994
Detroit MI Refinance Senior Lien Series D (Water & Sewer Revenue, AGM Insured)	4.00	07/01/2012	1,705,000	1,729,296
Detroit MI Refinance Series B (Water & Sewer Revenue, NATL-RE Insured)	5.55	07/01/2012	2,000,000	2,042,080
Detroit MI Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2013	800,000	841,328
Detroit MI Sewer Disposal Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2012	3,000,000	3,054,060
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured)	5.75	07/01/2012	2,010,000	2,065,195
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured)±	4.00	07/01/2012	850,000	861,594
Kent MI Hospital Finance Authority Spectrum Health Series B2 (Health Revenue)±§	0.40	01/15/2047	6,715,000	6,715,000
Michigan State Comprehensive Transition (Miscellaneous Revenue, FSA Insured)±§	2.34	05/15/2023	1,085,000	1,085,000
Michigan State Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	06/01/2013	10,000,000	10,359,100
Michigan State Finance Authority Detroit Schools Series A1 (Miscellaneous Revenue)	6.45	02/20/2012	10,800,000	10,859,508
Michigan State Hospital Finance Authority Oakwood Obligated Group (Health Revenue)	5.50	11/01/2012	3,645,000	3,779,282
Michigan State Hospital Finance Authority Oakwood Obligated Group (Health Revenue)	5.50	11/01/2013	6,040,000	6,484,121
Michigan State Strategic Fund Limited Obligation Detroit Edition (Utilities Revenue)±§	3.05	08/01/2024	8,130,000	8,275,934
Michigan State Strategic Fund Limited Obligation Waste Management (Solid Waste Revenue)±§	2.80	12/01/2013	1,000,000	1,017,830
Waterford MI School District State Aid Anticipation Notes (Tax Revenue)	1.00	09/21/2012	12,500,000	12,513,125

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Michigan (continued)
Wayne County MI Airport Authority Revenue AMT Refinance Detroit Metropolitan Airport Series A (Airport Revenue)	3.00%	12/01/2012	$14,995,000	$15,231,321
Wayne County MI Airport Authority Revenue Refinance Detroit Metropolitan airport Series C (Airport Revenue)	5.00	12/01/2013	3,830,000	4,064,702
Wayne County MI Airport Authority Revenue Series B (Airport Revenue)	5.00	12/01/2013	3,710,000	3,937,349
Western Townships MI Utilities Authority (Tax Revenue)	3.00	01/01/2012	1,000,000	1,000,070

				126,011,083

Minnesota: 0.22%
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured)±§(m)(a)(n)	0.18	11/15/2017	10,800,000	9,256,218
Minnesota HEFA (Education Revenue)	3.00	10/01/2012	500,000	505,230
Minnesota HEFA (Education Revenue)	3.00	10/01/2013	500,000	509,515
Roseville MN Northwestern College Project (Education Revenue, BMO Harris Bank LOC)±§	0.12	11/01/2022	1,945,000	1,945,000
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00	11/15/2012	1,400,000	1,451,632
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00	11/15/2013	1,500,000	1,605,495
St. Paul MN Port Authority District Heating Series 7-Q (IDR, Deutsche Bank AG LOC)±§	0.18	12/01/2028	500,000	500,000

				15,773,090

Mississippi: 0.13%
Mississippi Business Finance Corporation (Utilities Revenue)±§	2.25	12/01/2040	9,070,000	9,143,467

Missouri: 0.30%
Kansas City MO CAB Series E (Tax Revenue)(z)	1.20	02/01/2012	1,000,000	998,940
Kansas City MO School District (Lease Revenue, NATL-RE FGIC Insured)	5.00	02/01/2012	6,000,000	6,017,520
Missouri Illinois Bi-State Development Agency Metropolitan Refunding (Tax Revenue)	4.00	10/15/2013	14,035,000	14,629,102

				21,645,562

Nebraska: 0.48%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)§	5.00	12/01/2012	7,140,000	7,370,051
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)§	5.00	12/01/2013	19,280,000	20,063,925
Central Plains Nebraska Energy Project # 1 Series A (Utilities Revenue)§	5.00	12/01/2014	6,600,000	6,900,762

				34,334,738

Nevada: 0.48%
Clark County NV Airport ROC RR II R-11823 (Airport Revenue)±§144A	0.30	01/01/2018	8,250,000	8,250,000
Clark County NV Airport Sub Lien Series A-1 (Airport Revenue)	5.00	07/01/2012	11,000,000	11,235,290
Clark County NV School District (Tax Revenue, AGM Insured)	5.25	06/15/2013	6,410,000	6,843,572
Clark County NV Sub Lien Series A-1 (Airport Revenue, AMBAC Insured)	5.00	07/01/2012	1,000,000	1,020,390
Clark County NV Sub Lien Series A-1 (Airport Revenue, NATL-RE FGIC Insured)	5.25	07/01/2012	1,000,000	1,021,640
Henderson NV Catholic Healthcare West-Series B (Health Revenue)	4.00	07/01/2012	3,500,000	3,547,390
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2012	750,000	750,240
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2013	1,405,000	1,416,057

				34,084,579

New Hampshire: 0.41%
New Hampshire State Business Finance Authority Refunding The United Illuminating Project Series A (Miscellaneous Revenue)±§	6.88	12/01/2029	6,000,000	6,029,100

20	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

New Hampshire (continued)
New Hampshire State Business Finance Authority The United Illuminating Company Project (Lease Revenue)±§	7.13%	07/01/2027	$20,215,000	$20,301,116
New Hampshire State Turnpike System (Transportation Revenue)	4.00	10/01/2013	3,085,000	3,257,945

				29,588,161

New Jersey: 6.31%
Aberdeen Township NJ BAN (Tax Revenue)	1.50	03/14/2012	16,037,561	16,059,051
Camden County NJ Improvement Authority Series A (Lease Revenue, Assured Guaranty Insured)	4.00	12/01/2012	1,825,000	1,883,619
Casino Reinvestment Development Authority New Jersey Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	06/01/2013	5,330,000	5,525,504
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series B (Resource Recovery Revenue)±§	3.38	12/01/2029	1,210,000	1,230,981
Long Branch NJ TAN (Miscellaneous Revenue)	2.00	02/29/2012	4,000,000	4,006,560
Merrill Lynch PFOTER (Miscellaneous Revenue)±§144A	0.50	02/01/2018	45,990,000	45,990,000
Monmouth County NJ Improvement Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2012	1,000,000	1,029,680
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, AMBAC Insured)±§	1.98	12/15/2020	10,655,000	10,655,000
New Jersey EDA El Dorado Series A (IDR)±§	0.70	12/01/2021	7,000,000	6,999,790
New Jersey EDA Series E (Miscellaneous Revenue, State Appropriations Insured)±§	1.80	02/01/2016	72,540,000	73,176,901
New Jersey HCFR (Health Revenue)	4.00	01/01/2013	910,000	928,801
New Jersey Health Care Facilities Financing Authority (Health Revenue)	4.75	07/01/2012	1,000,000	1,012,780
New Jersey HFFA Catholic Healthcare East (Health Revenue)	5.00	11/15/2012	1,490,000	1,536,726
New Jersey Sports & Exposition Authority Series A (Miscellaneous Revenue)	5.00	03/01/2013	2,225,000	2,328,552
New Jersey State Health Care Facilities Authority Barnabas Health Series A (Health Revenue)	5.00	07/01/2014	14,820,000	15,580,711
New Jersey State Health Care Facilities Finance Authority Barnabas Health Series A (Health Revenue)	5.00	07/01/2013	1,035,000	1,072,778
New Jersey State Higher Education Assistance Authority Student Loan Series FFELP Class A-1 (Education Revenue)±	0.83	06/01/2020	20,225,000	20,074,931
New Jersey State Transportation Trust Fund Authority ROC RR II R-11939 (Transportation Revenue)±§144A	0.45	12/15/2020	6,700,000	6,700,000
New Jersey Transit Corporation Sub-Federal Transit Administration Grants Series B (Lease Revenue)§	5.75	09/15/2013	10,000,000	10,257,900
New Jersey TTFA (Transportation Revenue, NATL-RE Insured)	5.25	12/15/2012	2,300,000	2,402,718
New Jersey TTFA (Transportation Revenue)	5.63	06/15/2012	5,665,000	5,798,637
New Jersey Turnpike Authority Series C-2 (Transportation Revenue, AGM Insured)±§	1.00	01/01/2024	106,195,000	106,195,000
New Jersey Turnpike Authority Series C-3 (Transportation Revenue, AGM Insured)±§	1.00	01/01/2024	18,150,000	18,150,000
New Jersey Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)±§	1.85	01/01/2018	70,000,000	70,000,000
Paterson City NJ General Improvement (Tax Revenue, AGM State Aid Withholding Insured)	4.25	06/15/2012	1,600,000	1,619,168
Township of Belleville NJ BAN (Tax Revenue)	2.50	01/06/2012	2,800,000	2,800,504
Township of Cranford NJ TAN (Tax Revenue)	1.50	02/15/2012	4,850,000	4,855,093
Township of Jackson NJ TAN (Tax Revenue)	1.50	02/16/2012	11,100,000	11,111,877
Township of Wall NJ TAN (Tax Revenue)	3.75	04/13/2012	2,700,000	2,712,474

				451,695,736

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

New Mexico: 0.11%
New Mexico Mortgage Finance Authority Villa Alegre Series A (Housing Revenue, FHA Insured)§	1.75%	09/01/2012	$790,000	$795,238
Pueblo of Sandia NM Series A (Miscellaneous Revenue)±§	1.60	03/01/2015	7,250,000	7,250,000

				8,045,238

New York: 17.12%
Board of Cooperative Educational Services New York Sole Supervisory District (Miscellaneous Revenue, GO of BRD Insured)	1.75	07/27/2012	16,000,000	16,048,960
Branch Banking & Trust Municipal Trust Class A Certificates (Miscellaneous Revenue, Rabobank Nederland LOC)±§144A	0.53	08/27/2012	44,530,000	44,521,985
Greater Southern Tier New York Board of Cooperative Educational Services District (Miscellaneous Revenue, GO of Board Insured)	2.25	06/29/2012	12,000,000	12,067,200
Guilderland NY IDA Wildwood Project Series A (Miscellaneous Revenue, KeyBank NA LOC)±§	0.29	07/01/2032	2,605,000	2,605,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3925 (Tax Revenue)±§144A	0.24	04/30/2012	24,595,000	24,595,000
Long Island NY Power Authority Series I (Utilities Revenue, AGM Insured)±§	1.25	12/01/2029	25,000,000	25,000,000
Long Island NY Power Authority Series J (Utilities Revenue, AGM Insured)±§	1.30	12/01/2029	37,700,000	37,700,000
Long Island NY Power Authority Series L (Utilities Revenue, FSA Insured)±§	1.15	12/01/2029	24,430,000	24,430,000
Long Island NY Power Authority Series N (Utilities Revenue, FSA Insured)±§	0.80	12/01/2029	21,000,000	21,000,000
Long Island NY Power Authority Series O (Utilities Revenue, AGM Insured)±§	1.25	12/01/2029	5,000,000	5,000,000
Metropolitan Transportation Authority New York Series B (Tax Revenue, AGM Insured)±§	1.25	11/01/2022	98,825,000	98,825,000
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue, AGM Insured)±§	0.30	11/01/2029	90,560,000	90,560,000
Metropolitan Transportation Authority New York Sub Series B-3B (Miscellaneous Revenue)±§	0.67	11/01/2030	13,720,000	13,719,726
Metropolitan Transportation Authority New York Sub Series E-2 (Transportation Revenue, BNP Paribas LOC)±§	0.50	11/01/2035	51,100,000	51,100,000
Metropolitan Transportation Authority New York Sub Series E-2 (Transportation Revenue, BNP Paribas LOC)±§	0.56	11/01/2035	27,900,000	27,900,000
Nassau County NY Interim Finance Authority (Tax Revenue)±§	1.25	11/15/2021	41,350,000	41,350,000
Nassau County NY TAN Series A (Tax Revenue)	2.50	09/30/2012	25,000,000	25,253,500
Nassau County NY TAN Series B (Tax Revenue)	2.50	10/31/2012	27,000,000	27,328,050
New York City NY Adjusted Fiscal 2008 Subordinated Series J-11 (Tax Revenue)±§	1.00	08/01/2027	12,700,000	12,700,000
New York City NY Adjusted Series H Subordinated Series H-6 (Tax Revenue, NATL-RE Insured)±§	0.85	08/01/2013	6,400,000	6,400,000
New York City NY Fiscal 2008 Subordinated Series A-4 (Tax Revenue, AGM Insured)±§(m)	0.70	08/01/2026	28,425,000	28,425,000
New York City NY Fiscal 2008 Subordinated Series C-4 (Tax Revenue, Assured Guaranty Insured)±§(m)	0.74	10/01/2027	55,800,000	55,800,000
New York City NY Series J Subordinated Series J-2 (Tax Revenue, AGM Insured)±§(m)	0.70	06/01/2036	13,550,000	13,550,000
New York City NY Series J Subordinated Series J-3 (Tax Revenue, AGM Insured)±§(m)	0.30	06/01/2036	26,175,000	26,175,000
New York City NY Housing Development Corporation Multi-Family-The Crest Series A (Housing Revenue, Landesbank Hessen LOC)±§	0.38	12/01/2036	5,100,000	5,100,000
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue)±§	0.76	06/15/2033	2,000,000	2,000,000
New York City NY Various Series-B2 Subordinated Series B8 (Tax Revenue, Bayerische Landesbank LOC)±§	0.30	08/15/2024	5,100,000	5,100,000
New York City NY Various Subordinated Series H-7 (Tax Revenue, KBC Bank NV LOC)±§	0.76	03/01/2034	13,955,000	13,955,000

22	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

New York (continued)
New York Environmental Facilities Corporation Waste Management Project Series A (IDR)±	4.55%	05/01/2012	$1,900,000	$1,910,583
New York State Dormitory Authority (Education Revenue, AMBAC Insured)±§	5.25	11/15/2026	925,000	941,484
New York State Dormitory Authority (Education Revenue, NATL-RE FGIC Insured)±§	5.25	11/15/2029	10,000,000	10,178,200
New York State Dormitory Authority (Education Revenue, XLCA Insured)±§	5.25	07/01/2032	1,700,000	1,813,577
New York State Dormitory Authority Series B (Education Revenue)	5.00	07/01/2012	1,000,000	1,021,720
New York State Dormitory Authority Series B (Education Revenue)	5.00	07/01/2013	1,750,000	1,850,643
New York State Dormitory Authority Series B (Education Revenue)	5.00	07/01/2015	1,000,000	1,111,580
New York State Dormitory Authority Series B (Education Revenue)±§	5.25	11/15/2023	5,260,000	5,353,733
New York State Energy R&D Authority Electric & Gas Corporation Series B (Utilities Revenue)±§	3.00	02/01/2029	3,000,000	3,055,770
New York State Energy R&D Authority Niagara Series A (Resource Recovery Revenue, AMBAC Insured)±§(m)(a)(n)	0.69	10/01/2013	21,010,000	20,638,512
New York State Energy R&D Authority PCR Keyspan Generation Series A (IDR, AMBAC Insured)±§(m)	2.24	10/01/2028	1,325,000	1,325,000
New York State Good Samaritan Hospital Medical Center Series A (Health Revenue, NATL-RE Insured)§	5.70	07/01/2013	3,025,000	3,033,258
New York State Local Government Assistance Corporation Refinance Sub Lien-Series A-10V (Tax Revenue, AGM GO Corporation Insured)±§(m)(a)(n)	0.05	04/01/2017	19,500,000	18,146,287
New York Urban Development Corporation (Housing Revenue)§	5.88	02/01/2013	35,830,000	35,937,132
Newburgh NY BAN (Tax Revenue)	4.75	06/29/2012	5,000,000	5,001,800
Newburgh NY BAN Series B (Tax Revenue)	4.75	08/29/2012	8,900,000	8,909,968
Niagara County NY IDA Solid Waste Disposal Series A Refunding (Resource Recovery Revenue)±§	5.45	11/15/2026	3,450,000	3,488,606
Niagara County NY IDA Solid Waste Disposal Series B (Resource Recovery Revenue)±§	5.55	11/15/2024	2,020,000	2,040,887
Rockland County NY Revenue Anticipation Note (Tax Revenue)	3.00	03/08/2012	11,750,000	11,797,235
Rockland County NY BAN (Tax Revenue)	1.75	08/31/2012	9,816,000	9,820,319
Rockland County NY GO (Tax Revenue)	1.75	06/22/2012	7,720,000	7,723,320
Rockland County NY TAN (Tax Revenue)	3.00	03/08/2012	42,150,000	42,359,486
Salmon River NY Central School District (Tax Revenue, State Aid Withholding Insured)	2.00	06/22/2012	6,150,000	6,178,659
Schenectady NY BAN (Tax Revenue)	1.75	05/18/2012	33,770,594	33,865,152
Schenectady NY Refinance Public Improvement (Tax Revenue, Assured Guaranty Insured)	3.00	04/01/2012	1,085,000	1,090,805
Suffolk County NY TAN (Tax Revenue)	1.50	09/13/2012	11,750,000	11,796,765
Suffolk County NY TAN (Tax Revenue)	2.00	09/13/2012	50,000,000	50,214,500
Suffolk County NY TAN Series I (Tax Revenue)	2.00	07/12/2012	113,000,000	113,470,080
Suffolk County NY Water Authority BAN Series B (Water & Sewer Revenue)±§	0.50	04/01/2014	25,850,000	25,824,150
Tompkins Seneca Tioga NY Board of Cooperative Educational Services (Miscellaneous Revenue, GO of BRD Insured)	2.00	06/29/2012	16,300,000	16,347,107
Utica NY IDAG Utica College Project Series B (Education Revenue, Citizens Bank LOC)±§	0.16	10/01/2034	7,715,000	7,715,000
Westchester County NY Health Senior Lien Series B (Health Revenue)	5.00	11/01/2012	1,000,000	1,030,530
Westchester County NY Health Senior Lien Series B (Health Revenue)	5.00	11/01/2013	2,500,000	2,658,450

				1,225,859,719

North Carolina: 0.09%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE-IBC Insured)§	7.00	01/01/2013	1,440,000	1,457,496

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

North Carolina (continued)
North Carolina Medical Care Commission Catholic Health East (Health Revenue)	4.00%	11/15/2012	$1,085,000	$1,114,610
North Carolina Medical Care Commission First Health Carolina Series C (Health Revenue)	3.00	10/01/2012	3,205,000	3,249,902
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10/01/2015	500,000	558,470

				6,380,478

North Dakota: 0.09%
Fargo City ND Health System Revenue Sanford (Health Revenue)	4.00	11/01/2014	4,485,000	4,761,141
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured)§	7.20	06/30/2013	1,555,000	1,612,613

				6,373,754

Ohio: 1.94%
Akron OH BAN (Tax Revenue)	2.00	03/15/2012	11,000,000	11,020,350
Akron OH Refinance and Improvement Mortgage (Water & Sewer Revenue, NATL-RE Insured)	5.00	03/01/2012	1,000,000	1,006,960
Cleveland OH Municipal School District Refinance & School Improvement (Tax Revenue, SD Credit Program Insured)	3.00	12/01/2013	1,535,000	1,586,023
Cleveland OH Municipal School District Refinance & School Improvement (Tax Revenue, SD Credit Program Insured)	4.00	12/01/2014	1,580,000	1,688,325
Cleveland OH Sub Lien Notes (Miscellaneous Revenue)	1.00	07/26/2012	14,500,000	14,548,575
Cuyahoga County OH Doan Classroom Apartments Project (Miscellaneous Revenue)	1.05	10/15/2012	5,700,000	5,718,525
Cuyahoga County OH Hawks Landing Apartments Project (Housing Revenue)	0.85	04/30/2013	5,490,000	5,491,208
Knox County OH Hospital Facilities Revenue (Health Revenue, RADIAN Insured)§	5.00	06/01/2012	1,615,000	1,631,941
Lake County OH Port Authority Mary Rose Estate Apartments Project (Miscellaneous Revenue)	0.80	07/15/2013	3,500,000	3,498,985
Lorain OH BAN (Tax Revenue)	3.88	09/20/2012	1,115,000	1,122,192
Oakwood Village OH BAN (Tax Revenue)	1.50	10/04/2012	5,345,000	5,367,449
Ohio State Air Quality Development Authority PCR Series A (IDR)±§	2.25	12/01/2023	55,500,000	55,690,365
Ohio State Air Quality Development Authority Modal-Timken Project (IDR, Fifth Third Bank LOC)±§	0.30	11/01/2025	460,000	460,000
Ohio State Water Development Authority PCR First Energy Series A (Energy Revenue)±§	4.75	08/01/2029	5,900,000	6,000,536
Ohio State Water Development Authority PCR First Energy Series B (Energy Revenue)±§	3.00	10/01/2033	5,500,000	5,517,490
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue)±§	2.63	07/01/2021	310,000	313,500
Scioto County OH Refinance Norfolk Southern Corporation Project (IDR)±§	5.30	08/15/2013	3,000,000	3,008,070
Steubenville City OH Refinance Trinity Health System (Health Revenue)	2.00	10/01/2012	1,000,000	998,530
Warrensville Height OH City School District School Improvement (Tax Revenue, NATL-RE FGIC Insured)	7.00	12/01/2014	1,150,000	1,289,173
Warrensville Heights OH COP (Miscellaneous Revenue)	4.00	02/28/2012	11,200,000	11,228,224
Waterville OH BAN (Miscellaneous Revenue)	2.50	08/02/2012	2,000,000	2,008,940

				139,195,361

Oklahoma: 0.20%
Cleveland County OK Public Facilities Authority Educational Facilities Norman Public Schools Project (Lease Revenue)	3.50	06/01/2012	2,000,000	2,024,920

24	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oklahoma (continued)
Oklahoma School Districts & County Revenue Anticipation Program (Miscellaneous Revenue)	0.75%	06/29/2012	$10,495,000	$10,497,204
Oklahoma State Municipal Power Authority (Utilities Revenue, FSA Insured)±§	3.85	01/01/2027	1,545,000	1,545,139

				14,067,263

Pennsylvania: 5.21%
Allegheny County PA Airport Authority Series A (Airport Revenue, AGM Insured)	5.00	01/01/2015	9,620,000	10,199,797
Allegheny County PA Hospital Development Authority Health Care-Dialysis Clinic (Health Revenue, SunTrust Bank LOC)±§	0.45	09/01/2027	6,100,000	6,100,000
Allegheny County PA Hospital Development Authority Health System Series A (Health Revenue)	5.00	11/15/2012	1,340,000	1,328,047
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Health Revenue)	4.00	05/15/2012	6,275,000	6,356,889
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Health Revenue)	5.00	05/15/2013	1,735,000	1,834,433
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series F (Health Revenue)±§	1.15	05/15/2038	21,000,000	21,002,940
Allegheny County PA IDA Animal Friends Incorporated Project (IDR, PNC Bank NA LOC)±§	0.47	07/01/2025	1,935,000	1,936,664
Allegheny County PA IDA Western Pennsylvania School For Blind (Education Revenue)±§	0.50	07/01/2031	4,500,000	4,503,150
Beaver County PA IDA PCR First Energy Series B (IDR)±§	3.00	10/01/2047	3,650,000	3,664,089
Blair County PA Hospital Authority Revenue Altoona Regional Health System (Health Revenue)	4.00	11/15/2012	2,865,000	2,927,744
Blair County PA Hospital Authority Revenue Altoona Regional Health System (Health Revenue)	4.00	11/15/2013	1,315,000	1,364,944
Butler County PA General Authority MSTR Butler Area School District Project Series 2007 Class A (GO - Local, Societe Generale LOC, GO of District Insured)±§	0.88	10/01/2034	18,300,000	18,300,000
Delaware County PA Authority University Revenue (Education Revenue)	3.00	10/01/2012	350,000	353,126
Delaware County PA Authority University Revenue (Education Revenue)	3.00	10/01/2013	495,000	503,044
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)§	6.10	07/01/2013	2,500,000	2,508,650
Delaware Valley PA Regional Financial Authority (Miscellaneous Revenue)±§144A	0.36	07/01/2017	7,500,000	7,500,000
Delaware Valley PA Regional Financial Authority Mode 1 (Miscellaneous Revenue, Bayerische Landesbank LOC)±§	1.75	08/01/2016	36,250,000	36,250,000
Delaware Valley PA Regional Financial Authority MSTR Series SGC 62 Class A (Miscellaneous Revenue, Societe Generale LOC)±§144A	0.98	06/01/2027	17,155,000	17,155,000
Delaware Valley PA Regional Financial Authority MSTR Series SGC 63 Class A (Miscellaneous Revenue, Societe Generale LOC)±§144A	0.98	06/01/2037	14,165,000	14,165,000
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC)±§	1.25	12/01/2017	4,500,000	4,500,000
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC)±§	1.25	12/01/2020	9,300,000	9,300,000
Gallery Certificate Trust Pennsylvania (Transportation Revenue, FSA Insured)§	4.50	02/15/2013	1,125,000	1,128,476
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured)±§	5.00	12/01/2033	4,700,000	4,692,010
Lycoming County PA Susquehanna Health System Project A (Health Revenue)	4.00	07/01/2012	890,000	898,864
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10/15/2012	4,075,000	4,129,198

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

Pennsylvania (continued)
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00%	12/01/2012	$8,755,000	$8,853,494
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2013	9,150,000	9,307,014
Pennsylvania EDFA Exelon Generation Series A (Utilities Revenue)±§	5.00	12/01/2042	2,000,000	2,034,440
Pennsylvania EDFA Main Line Health (Hospital Revenue)±§	0.50	10/01/2027	10,285,000	10,176,288
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)±	2.75	09/01/2013	3,055,000	3,115,153
Pennsylvania EDFA Thomas Jefferson University Hospital System (Tax Revenue)±§	0.50	10/01/2037	65,000,000	64,312,950
Pennsylvania EDFA Various Refunding Republic Services Incorporated B (Resource Recovery Revenue)±§	0.95	12/01/2030	1,000,000	1,000,000
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue)±§	2.63	12/01/2033	7,700,000	7,803,488
Pennsylvania State HEFAR Associated Independent Colleges Series 13 (Education Revenue)±§	2.13	11/01/2031	3,040,000	3,053,194
Pennsylvania State HEFAR University of Pittsburgh Medical Centre Series E (Health Revenue)	3.50	05/15/2012	3,000,000	3,032,970
Pennsylvania State HEFAR University of Pittsburgh Medical Centre Series E (Health Revenue)	3.50	05/15/2013	7,905,000	8,196,220
Pennsylvania State IDA Unrefunded Balance Economic Development (IDR, AMBAC Insured)§	5.50	07/01/2014	2,260,000	2,338,987
Pennsylvania State Turnpike Commission Series B (Transportation Revenue)±§	0.75	06/01/2014	6,770,000	6,769,797
Pennsylvania State Turnpike Commission Series C (Transportation Revenue)±§	0.72	12/01/2012	14,675,000	14,706,992
Pennsylvania Turnpike Commission Series C (Transportation Revenue)±§	1.00	12/01/2013	22,170,000	22,326,077
Philadelphia PA GO Series 2011 (Tax Revenue)	4.00	08/01/2012	4,325,000	4,400,688
Philadelphia PA 1998 8th General Ordinance Series A (Energy Revenue)	5.00	08/01/2012	1,705,000	1,743,311
Philadelphia PA 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10/01/2013	500,000	530,885
Philadelphia PA Gas Works CAB Series C (Energy Revenue, AMBAC Insured)(z)	4.73	01/01/2012	130,000	130,000
Philadelphia PA School District Series A (Tax Revenue, State Aid Withholding Insured)	3.00	06/01/2012	1,120,000	1,132,824
Philadelphia PA School District Series C (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2012	7,400,000	7,610,826
Reading City PA Series A (Tax Revenue)	4.00	11/15/2013	2,000,000	2,061,780
Scranton PA School District Series A (Tax Revenue, AGM State Aid Withholding Insured)	2.00	04/01/2012	400,000	401,680
Scranton PA School District Series A (Tax Revenue, AGM State Aid Withholding Insured)	2.00	04/01/2013	1,000,000	1,017,510
Washington County PA Hospital Authority (Health Revenue, PNC Bank NA LOC)±§	0.47	07/01/2031	3,500,000	3,503,010
Westmoreland County PA IDA Excela Health Project (Health Revenue)	3.00	07/01/2012	1,040,000	1,048,466

				373,210,109

Puerto Rico: 3.13%
Puerto Rico Commonwealth (Tax Revenue, NATL-RE Insured)	6.25	07/01/2012	3,945,000	4,041,850
Puerto Rico Commonwealth Highway & Transportation Authority Series DCL 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured)±	2.25	07/01/2030	970,000	970,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Transportation Revenue, AMBAC Insured)	5.50	07/01/2013	730,000	769,603

26	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Infrastructure Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.50%	07/01/2012	$2,300,000	$2,340,664
Puerto Rico Commonwealth Refinance Series B-3 (Miscellaneous Revenue, AGM Insured)±§	2.50	07/01/2026	26,175,000	26,175,000
Puerto Rico Commonwealth Refinance Series C-4 (Miscellaneous Revenue, AGM Insured)±§	2.50	07/01/2018	13,135,000	13,135,000
Puerto Rico Commonwealth Series A (Tax Revenue)±§	5.00	07/01/2030	2,175,000	2,208,800
Puerto Rico Electric Power Authority MSTR Series SGC 64 (Utilities Revenue, Societe Generale LOC)±§(a)144A	0.78	07/01/2029	11,200,000	11,200,000
Puerto Rico Electric Power Authority MSTR Serires SGC-57 Class A (Utilities Revenue, Societe Generale LOC, FSA Insured)±§	0.68	07/01/2029	28,160,000	28,160,000
Puerto Rico Government Development Bank Senior Note Series D (Miscellaneous Revenue)§	1.00	11/08/2012	27,500,000	27,396,050
Puerto Rico HFA (Housing Revenue)	5.00	12/01/2012	6,315,000	6,505,460
Puerto Rico Highway & Transportation Authority (Tax Revenue, AMBAC Insured)	5.50	07/01/2012	2,580,000	2,633,664
Puerto Rico Highway & Transportation Authority (Tax Revenue, FGIC Insured)	5.50	07/01/2012	3,120,000	3,184,896
Puerto Rico Highway & Transportation Authority Series DCL-007 (Tax Revenue, Dexia Credit Local LOC, FSA Insured)±§	2.25	01/01/2028	6,635,000	6,635,000
Puerto Rico Highway & Transportation Authority Series K (Transportation Revenue)	5.00	07/01/2012	1,000,000	1,018,300
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue)	6.25	07/01/2013	1,000,000	1,066,090
Puerto Rico Industrial Medical & Environmental Pollution Control (IDR)±§	1.05	03/01/2013	135,000	135,089
Puerto Rico Industrial Medical & Environmental Pollution Control (IDR)±§	1.05	03/01/2013	7,705,000	7,710,085
Puerto Rico Municipal Finance Agency (Miscellaneous Revenue, AGM Insured)	6.00	07/01/2012	950,000	973,760
Puerto Rico Public Buildings Authority Revenue Guaranteed Refinance Government Facilities Series H (Lease Revenue)	5.25	07/01/2012	2,815,000	2,868,907
Puerto Rico Public Buildings Authority (Miscellaneous Revenue, Commonwealth Guaranty Insured)±§	5.00	07/01/2028	10,850,000	11,009,821
Puerto Rico Public Buildings Authority Government Facilities Series J (Miscellaneous Revenue, AMBAC Insured)±§	5.00	07/01/2036	1,415,000	1,435,843
Puerto Rico Public Finance Authority Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC, NATL-RE Insured)±§	4.10	08/01/2029	495,000	495,906
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC, NATL-RE Insured)±§	5.25	08/01/2029	11,565,000	11,597,498
Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC)±§	5.75	08/01/2027	38,705,000	38,836,984
Puerto Rico Public Finance Corporation Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC, AMBAC Insured)±§	5.25	08/01/2030	11,415,000	11,449,017

				223,953,287

Rhode Island: 0.42%
Coventry RI BAN (Tax Revenue)	2.50	04/11/2012	4,330,000	4,348,619
North Providence Town RI BAN (Tax Revenue)	4.50	06/28/2012	2,645,000	2,654,443
Rhode Island Convention Center Authority (Miscellaneous Revenue, NATL-RE Insured)§	5.25	05/15/2015	17,115,000	17,967,156
Rhode Island State Health & Educational Building Corporation (Health Revenue, Assured Guaranty Insured)±§144A	0.25	05/15/2017	5,500,000	5,500,000

				30,470,218

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	27

Security Name	Interest Rate	Maturity Date	Principal	Value

South Carolina: 0.93%
Piedmont SC Municipal Power Agency CAB 2004 Unrefunded Balance (Utilities Revenue, AMBAC Insured)§(z)	5.40%	01/01/2013	$6,065,000	$5,748,468
Richland County SC Series A (Resource Recovery Revenue)	4.60	09/01/2012	2,000,000	2,041,440
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	02/01/2013	1,000,000	1,042,320
South Carolina Jobs EDA Palmetto Health (Health Revenue)±§	0.85	08/01/2039	41,755,000	41,175,023
South Carolina Jobs EDA Palmetto Health Series A (Health Revenue, AGM Insured)	2.75	08/01/2014	870,000	884,416
South Carolina Jobs EDA Palmetto Health Series A (Health Revenue, AGM Insured)	4.00	08/01/2013	865,000	897,005
Tobacco Settlement Revenue Management Authority South Carolina (Tobacco Revenue)§	5.00	06/01/2018	14,715,000	14,731,481

				66,520,153

South Dakota: 0.01%
Minnehaha County SD Bethany Lutheran Home Project Series A (Health Revenue)§	7.00	12/01/2023	400,000	423,524

Tennessee: 2.89%
Chattanooga Hamilton County TN Refunding Erlanger Health Remarketing (Health Revenue, AGM Insured)	5.00	10/01/2012	2,220,000	2,287,000
Chattanooga Hamilton County TN Refunding Erlanger Health Remarketing 11/24/2009 (Health Revenue, AGM Insured)	5.00	10/01/2012	1,075,000	1,107,444
Clarksville Natural Gas Acquisition Corporation (Energy Revenue)	5.00	12/15/2013	1,400,000	1,470,784
Elizabethton TN Health & Educational Facilities Board Hospital Series B MBIA (Health Revenue, NATL-RE-IBC Insured)§	7.75	07/01/2029	20,570,000	21,785,893
Jackson TN Energy Authority Electric System (Utilities Revenue, Fifth Third Bank LOC)±§	0.22	04/01/2029	1,330,000	1,330,000
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States Health Series A (Health Revenue)§	7.50	07/01/2025	8,960,000	9,478,963
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States Health Series A (Health Revenue)§	7.50	07/01/2033	6,000,000	6,347,520
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States Series A (Health Revenue, NATL-RE-IBC Insured)§	7.50	07/01/2025	8,000,000	8,463,360
Johnson City TN Health & Educational Facilities Board Mountain States Health Alliance (Health Revenue)	5.00	07/01/2012	3,635,000	3,690,216
Johnson City TN Health & Educational Facilities Board Mountain States Health Series A (Health Revenue, NATL-RE Insured)	6.00	07/01/2012	1,630,000	1,665,192
Johnson City TN PFOTER 682 (Miscellaneous Revenue)±§144A	6.85	07/01/2026	20,635,000	20,635,000
Knox County TN Health Educational & Housing Facilities Board (Health Revenue, NATL-RE Insured)	6.25	01/01/2013	3,000,000	3,130,950
Knox County TN Health Educational & Housing Facilities Board Fort Sanders Alliance (Health Revenue, NATL-RE Insured)	5.75	01/01/2012	10,630,000	10,631,276
Memphis Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC)±§	0.45	01/01/2028	4,530,000	4,530,000
Metropolitan Government of Nashville & Davidson County TN (Water & Sewer Revenue, NATL-RE FGIC Insured)§	5.20	01/01/2013	1,640,000	1,692,086
Metropolitan Nashville TN Airport Authority (Airport Revenue, Societe Generale LOC)±§	0.85	07/01/2019	5,800,000	5,800,000
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)§	5.00	02/01/2012	4,915,000	4,934,611
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)§	5.00	09/01/2012	34,300,000	35,334,145
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)§	5.00	09/01/2013	13,735,000	14,224,103
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)§	5.00	02/01/2014	1,965,000	2,062,484
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)§	5.00	09/01/2014	22,150,000	23,018,280

28	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Tennessee (continued)
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)§	5.00%	09/01/2015	$15,245,000	$15,642,590
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)§	5.00	09/01/2016	1,000,000	1,019,140
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)§	5.00	02/01/2016	6,480,000	6,659,107

				206,940,144

Texas: 9.55%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)§	5.00	08/15/2034	5,895,000	6,135,811
Austin TX Water and Wastewater Various Refunding (Utilities Revenue, AGM Insured)±§	0.30	05/15/2024	3,010,000	3,010,000
Brazos River TX Authority (IDR, NATL-RE FGIC Insured)	3.63	04/01/2012	5,000,000	5,024,600
Central Texas Regional Mobility Authority (Transportation Revenue, NATL-RE FGIC Insured)	5.00	01/01/2013	2,720,000	2,784,192
Coastal Bend Texas Health Facilities Development Corporation (Health Revenue, AGM Insured)±§(m)	0.95	07/01/2031	9,400,000	9,400,000
Eagle Mountain & Saginaw TX Independent School District MSTR Series SGA 141 (Tax Revenue, PSF-GTD Insured)±§	0.73	08/15/2030	16,000,000	16,000,000
Eagle Mountain & Saginaw TX Independent Various School Building (Tax Revenue, PSF-GTD Insured)±§	2.50	08/01/2050	2,000,000	2,072,220
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured)±§(m)	1.00	07/01/2031	24,800,000	24,800,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured)±§(m)	0.90	07/01/2031	14,200,000	14,200,000
Harris County TX MSTR Series SGC 31-Class A (Miscellaneous Revenue, Societe Generale LOC)±§	0.98	08/15/2035	3,695,000	3,695,000
Houston TX Water Conveyance System Series J (Lease Revenue, AMBAC Insured)	6.25	12/15/2013	3,500,000	3,744,265
Houston TX Independent School District (Tax Revenue, PSF-GTD Insured)±§	0.57	06/15/2031	40,000,000	40,011,200
Houston TX PFOTER 265 (Water & Sewer Revenue, FSA Insured)±§	2.37	12/01/2028	6,850,000	6,850,000
Houston TX Water & Sewer System (Water & Sewer Revenue, NATL-RE Insured)±§	0.22	12/01/2023	12,495,000	12,495,000
Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Hospital Revenue)±§	3.05	07/01/2030	10,420,000	10,573,278
Matagorda County TX Navigation District #1 (Utilities Revenue)±§	1.13	06/01/2030	7,150,000	7,157,436
Mission TX Economic Development Corporation Solid Waste Disposal Republic Services Incorporated Series A (Resource Recovery Revenue)±§	1.05	01/01/2020	8,300,000	8,300,000
North Central Texas Health Facility Development Corporation Children’s Medical Center Project (Health Revenue, NATL-RE Insured)§	5.75	08/15/2013	3,065,000	3,076,310
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue)±	0.77	07/01/2019	40,720,000	40,582,774
North Texas Tollway Authority First Tier Series E-2 (Miscellaneous Revenue)±§	5.25	01/01/2038	15,000,000	15,002,100
North Texas Tollway Authority First Tier Series L-2 (Transportation Revenue)±§	6.00	01/01/2038	17,560,000	18,450,116
SA Energy Acquisition Public Facility Corporation TX (Energy Revenue)§	5.25	08/01/2015	1,780,000	1,850,203
Sabine River TX Industrial Northeast Texas National Rural Utility Company 84Q (IDR)±§	0.90	08/15/2014	1,230,000	1,230,062
Texas Municipal Gas Acquisition & Supply Corporation II (Energy Revenue)±§	0.53	09/15/2018	47,850,000	47,850,000
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)§	5.63	12/15/2017	99,160,000	105,523,097
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)±§	1.07	09/15/2017	44,950,000	42,752,844

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	29

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±§	0.57%	09/15/2017	$92,325,000	$87,951,565
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±§	0.92	12/15/2017	5,980,000	5,396,352
Texas PFA (Miscellaneous Revenue)	2.60	07/01/2020	50,785,000	50,967,826
Texas State Mobility Fund Series B (Tax Revenue)±§	1.74	04/01/2030	57,355,000	57,355,000
Texas State Transportation Series B (Transportation Revenue)±§	0.50	04/01/2026	12,600,000	12,600,000
Weslaco TX Health Facilities Development Corporation (Health Revenue, Compass Bank LOC)±§	0.76	06/01/2031	8,920,000	8,920,000
Weslaco TX Health Facilities Development Knapp Medical Center Series A (Health Revenue, Compass Bank LOC)±§	0.76	06/01/2038	7,855,000	7,855,000

				683,616,251

Virgin Islands: 0.27%
Virgin Islands PFA Matching Funding Loan Note Senior Lien Series A (Tax Revenue)	4.00	10/01/2012	300,000	304,719
Virgin Islands PFA Matching Funding Loan Note Senior Lien Series A (Tax Revenue)	4.00	10/01/2013	400,000	412,444
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10/01/2012	10,500,000	10,743,180
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2012	6,675,000	6,814,574
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	07/01/2012	1,000,000	1,012,320

				19,287,237

Virginia: 0.24%
Alexandria VA IDA Various American Statistical Association (IDR, SunTrust Bank LOC)±§	0.45	08/01/2030	4,850,000	4,850,000
Pittsylvania County VA (Tax Revenue)§	3.50	07/15/2013	3,500,000	3,509,485
Smyth County VA IDA (Health Revenue)	3.00	07/01/2012	3,560,000	3,582,001
Virginia Beach VA Residential Rental Silver Hill (Housing Revenue, SunTrust Bank LOC)±§	0.50	05/01/2025	3,400,000	3,400,000
Virginia State Biotechnology Research Partnership Authority VA Blood Services Project (Health Revenue, SunTrust Bank LOC)±§	0.45	10/01/2028	2,130,000	2,130,000

				17,471,486

Washington: 0.52%
Energy Northwest Washington Electric Revenue Refunding Project 1 Series A (Utilities Revenue)	5.00	07/01/2013	5,000,000	5,245,200
Greater Wenatchee WA Regional Events Center Public Facilities District Special Tax BAN A (Miscellaneous Revenue, GO of district Insured)	5.25	12/01/2011	560,000	420,000
Greater Wenatchee WA Regional Events Center Public Facilities District Revenue Limited Sales Tax BAN (Tax Revenue, GO of District Insured)	5.00	12/01/2011	3,885,000	3,457,650
Washington EDFA (Resource Recovery Revenue)±§	2.00	11/01/2017	7,000,000	7,019,740
Washington HCFA Series A (Health Revenue)	5.00	08/15/2012	1,000,000	1,021,870
Washington State HCFA Central Washington Health Services (Health Revenue)	5.00	07/01/2012	560,000	565,830
Washington State MSTR Series SGB13 (Tax Revenue)±§	0.85	05/01/2018	19,665,000	19,665,000

				37,395,290

West Virginia: 0.42%
Mason County WV PCR Appalachian Power Company (Miscellaneous Revenue)±§	2.00	10/01/2022	20,000,000	19,983,800
West Virginia Solid Waste Disposal Facilities Amos Project Series A (Resource Recovery Revenue)±§	2.00	01/01/2041	10,000,000	10,051,400

				30,035,200

30	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Wisconsin: 1.37%
Milwaukee County WI Airport (Airport Revenue)	5.00%	12/01/2012	$1,000,000	$1,038,770
Wisconsin PFOTER 628 (Health Revenue, NATL-RE LOC)±§144A	0.56	08/15/2023	77,600,000	77,600,000
Wisconsin State HEFA Agnesian Health Care Incorporated (Health Revenue)	5.00	07/01/2013	735,000	771,735
Wisconsin State HEFA Aurora Health Care Obligated (Health Revenue, NATL-RE Insured)§	5.25	08/15/2012	3,720,000	3,729,598
Wisconsin State HEFA Aurora Health Care Series B (Health Revenue)	4.00	07/15/2012	5,000,000	5,063,550
Wisconsin State HEFA Aurora Health Care Series B (Health Revenue)	5.00	07/15/2013	6,000,000	6,269,640
Wisconsin State HEFA Bellin Memorial (Health Revenue, AMBAC Insured)§	5.63	02/15/2013	170,000	173,352
Wisconsin State HEFA Mercy Alliance Incorporate Series A (Health Revenue)	4.00	06/01/2012	2,810,000	2,841,416
Wisconsin State HEFA Refunding Thedacare Incorporated (Health Revenue)	3.00	12/15/2012	870,000	881,456

				98,369,517

Total Municipal Bonds and Notes (Cost $6,790,500,248)				6,807,099,727

	Yield		Shares
Short-Term Investments: 0.73%

Investment Companies: 0.72%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class(l)(u)	0.01		51,096,652	51,096,652

			Principal
U.S. Treasury Securities: 0.01%
U.S. Treasury Bill#	0.01	03/29/2012	$800,000	799,971

Total Short-Term Investments (Cost $51,896,629)				51,896,623

Total Investments in Securities
(Cost $6,842,396,877)*	95.78%	6,858,996,350
Other Assets and Liabilities, Net	4.22	302,270,468

Total Net Assets	100.00%	$7,161,266,818

±	Variable rate investment.

§	These securities are subject to a demand feature which reduces the effective maturity.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $6,844,271,778 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,430,492
Gross unrealized depreciation	(9,705,920)

Net unrealized appreciation	$14,724,572

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—December 31, 2011 (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	31

Assets
Investments
In unaffiliated securities, at value	$6,807,899,698
In affiliated securities, at value	51,096,652

Total investments, at value (see cost below)	6,858,996,350
Receivable for investments sold	317,600,167
Receivable for Fund shares sold	99,099,016
Receivable for interest	35,083,319
Prepaid expenses and other assets	168,528

Total assets	7,310,947,380

Liabilities
Dividends payable	3,312,985
Payable for investments purchased	119,144,254
Payable for Fund shares redeemed	23,259,427
Payable for daily variation margin on open futures contracts	130,625
Advisory fee payable	1,343,671
Distribution fees payable	130,246
Due to other related parties	1,110,941
Accrued expenses and other liabilities	1,248,413

Total liabilities	149,680,562

Total net assets	$7,161,266,818

NET ASSETS CONSIST OF
Paid-in capital	$7,162,358,223
Overdistributed net investment income	(419,383)
Accumulated net realized losses on investments	(16,854,426)
Net unrealized gains on investments	16,182,404

Total net assets	$7,161,266,818

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$2,719,375,250
Shares outstanding – Class A	565,061,671
Net asset value per share – Class A	$4.81
Maximum offering price per share – Class A2	$4.91
Net assets – Class C	$190,565,195
Shares outstanding – Class C	39,552,457
Net asset value per share – Class C	$4.82
Net assets – Administrator Class	$303,373,439
Shares outstanding – Administrator Class	63,073,537
Net asset value per share – Administrator Class	$4.81
Net assets – Institutional Class	$2,853,596,288
Shares outstanding – Institutional Class	593,069,480
Net asset value per share – Institutional Class	$4.81
Net assets – Investor Class	$1,094,356,646
Shares outstanding – Investor Class	227,196,467
Net asset value per share – Investor Class	$4.82

Total investments, at cost	$6,842,396,877

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Statement of Operations—Six Months Ended December 31, 2011 (Unaudited)

Investment income
Interest	$65,212,108
Income from affiliated securities	10,244

Total investment income	65,222,352

Expenses
Advisory fee	9,888,215
Administration fees
Fund level	1,643,098
Class A	2,187,933
Class C	164,616
Administrator Class	144,096
Institutional Class	1,054,789
Investor Class	1,025,191
Shareholder servicing fees
Class A	3,418,648
Class C	257,212
Administrator Class	313,835
Investor Class	1,348,935
Distribution fees
Class C	771,636
Custody and accounting fees	151,344
Professional fees	19,887
Registration fees	159,872
Shareholder report expenses	130,491
Trustees’ fees and expenses	7,149
Other fees and expenses	120,704

Total expenses	22,807,651
Less: Fee waivers and/or expense reimbursements	(2,664,722)

Net expenses	20,142,929

Net investment income	45,079,423

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	3,902,554
Futures transactions	(2,069,442)

Net realized gains on investments	1,833,112

Net change in unrealized gains (losses) on:
Unaffiliated securities	(9,771,252)
Futures transactions	(465,549)

Net change in unrealized gains (losses) on investments	(10,236,801)

Net realized and unrealized gains (losses) on investments	(8,403,689)

Net increase in net assets resulting from operations	$36,675,734

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	33

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011

Operations
Net investment income		$45,079,423		$93,459,122
Net realized gains on investments		1,833,112		13,033,150
Net change in unrealized gains (losses) on investments		(10,236,801)		(730,784)

Net increase in net assets resulting from operations		36,675,734		105,761,488

Distributions to shareholders from
Net investment income
Class A		(16,508,253)		(38,719,469)
Class C		(474,156)		(1,527,813)
Administrator Class		(1,841,873)		(1,769,588)[1]
Institutional Class		(19,902,922)		(35,363,397)
Investor Class		(6,352,717)		(16,077,458)

Total distributions to shareholders		(45,079,921)		(93,457,725)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	213,349,499	1,027,932,082	438,772,808	2,111,500,120
Class C	1,763,001	8,505,843	4,573,992	22,030,623
Administrator Class	28,141,430	135,501,392	78,131,956 [1]	375,538,284 [1]
Institutional Class	511,950,172	2,466,077,731	772,573,023	3,718,542,902
Investor Class	52,866,152	254,939,866	97,548,819	469,850,130

		3,892,956,914		6,697,462,059

Reinvestment of distributions
Class A	2,685,517	12,935,585	6,355,270	30,583,819
Class C	69,609	335,894	212,091	1,021,485
Administrator Class	328,018	1,579,365	304,717 [1]	1,465,213 [1]
Institutional Class	1,540,009	7,417,816	3,652,268	17,574,524
Investor Class	1,150,627	5,551,927	2,849,770	13,726,048

		27,820,587		64,371,089

Payment for shares redeemed
Class A	(209,568,199)	(1,009,692,554)	(607,442,942)	(2,923,025,349)
Class C	(7,137,243)	(34,436,190)	(39,967,134)	(192,531,300)
Administrator Class	(20,781,710)	(100,050,592)	(23,050,874)[1]	(110,768,845)[1]
Institutional Class	(423,430,410)	(2,039,943,911)	(660,128,794)	(3,176,940,612)
Investor Class	(48,318,222)	(233,083,563)	(196,432,683)	(945,973,871)

		(3,417,206,810)		(7,349,239,977)

Net increase (decrease) in net assets resulting from capital share transactions		503,570,691		(587,406,829)

Total increase (decrease) in net assets		495,166,504		(575,103,066)

Net assets
Beginning of period		6,666,100,314		7,241,203,380

End of period		$7,161,266,818		$6,666,100,314

Overdistributed net investment income		$(419,383)		$(418,885)

1.	Class commenced operations on July 30, 2010.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class A		2011	2010	2009	2008[1]	2007[1]
Net asset value, beginning of period	$4.82	$4.81	$4.78	$4.75	$4.76	$4.76
Net investment income	0.03	0.06	0.07	0.20	0.20	0.17
Net realized and unrealized gains (losses) on investments	(0.01)	0.01	0.03	0.03	(0.01)	0.00

Total from investment operations	0.02	0.07	0.10	0.23	0.19	0.17
Distributions to shareholders from
Net investment income	(0.03)	(0.06)	(0.07)	(0.20)	(0.20)	(0.17)
Net asset value, end of period	$4.81	$4.82	$4.81	$4.78	$4.75	$4.76
Total return[2]	0.40%	1.51%	2.17%	5.00%	4.10%	3.59%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.78%	0.84%	0.99%	1.06%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.70%	0.72%
Net investment income	1.21%	1.28%	1.44%	3.77%	4.14%	3.52%
Supplemental data
Portfolio turnover rate	73%	127%	120%	186%	191%	123%
Net assets, end of period (000’s omitted)	$2,719,375	$2,691,449	$3,466,977	$2,227,869	$112,660	$9,670

1.	Effective June 20, 2008, Advisor Class was renamed Class A.

2.	Total return calculations do not include any sales changes. Returns for period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	35

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class C		2011	2010	2009	2008[1]
Net asset value, beginning of period	$4.82	$4.81	$4.78	$4.76	$4.75
Net investment income	0.01	0.03	0.04	0.16	0.04
Net realized and unrealized gains (losses) on investments	0.00	0.01	0.03	0.02	0.01

Total from investment operations	0.01	0.04	0.07	0.18	0.05
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.04)	(0.16)	(0.04)
Net asset value, end of period	$4.82	$4.82	$4.81	$4.78	$4.76
Total return[2]	0.23%	0.76%	1.40%	3.95%	1.00%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.53%	1.58%	1.63%
Net expenses	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment income	0.46%	0.54%	0.70%	2.79%	2.93%
Supplemental data
Portfolio turnover rate	73%	127%	120%	186%	191%
Net assets, end of period (000’s omitted)	$190,565	$216,389	$385,331	$255,585	$2,276

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Total return calculations do not include any sales changes. Returns for period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Financial Highlights

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011[1]
Net asset value, beginning of period	$4.82	$4.81
Net investment income	0.03	0.06
Net realized and unrealized gains (losses) on investments	(0.01)	0.01

Total from investment operations	0.02	0.07
Distributions to shareholders from
Net investment income	(0.03)	(0.06)
Net asset value, end of period	$4.81	$4.82
Total return[2]	0.44%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.67%
Net expenses	0.60%	0.60%
Net investment income	1.28%	1.42%
Supplemental data
Portfolio turnover rate	73%	127%
Net assets, end of period (000’s omitted)	$303,373	$266,710

1.	For the period from July 30, 2010 (class of commencement operations) to June 30, 2011.

2.	Returns for period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	37

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Institutional Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$4.82	$4.81	$4.78	$4.75	$4.76	$4.76
Net investment income	0.04	0.08	0.09	0.22	0.22	0.19
Net realized and unrealized gains (losses) on investments	(0.01)	0.01	0.03	0.03	(0.01)	0.00

Total from investment operations	0.03	0.09	0.12	0.25	0.21	0.19
Distributions to shareholders from
Net investment income	(0.04)	(0.08)	(0.09)	(0.22)	(0.22)	(0.19)
Net asset value, end of period	$4.81	$4.82	$4.81	$4.78	$4.75	$4.76
Total return[1]	0.55%	1.82%	2.48%	5.32%	4.47%	3.95%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.43%	0.43%	0.50%	0.61%	0.61%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.51%	1.60%	1.67%	4.28%	4.57%	3.87%
Supplemental data
Portfolio turnover rate	73%	127%	120%	186%	191%	123%
Net assets, end of period (000’s omitted)	$2,853,596	$2,423,330	$1,860,538	$542,964	$95,113	$80,326

1.	Returns for period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Investor Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$4.82	$4.81	$4.78	$4.75	$4.76	$4.76
Net investment income	0.03	0.06	0.07	0.20	0.20	0.16
Net realized and unrealized gains (losses) on investments	0.00	0.01	0.03	0.03	(0.01)	0.01

Total from investment operations	0.03	0.07	0.10	0.23	0.19	0.17
Distributions to shareholders from
Net investment income	(0.03)	(0.06)	(0.07)	(0.20)	(0.20)	(0.17)
Net asset value, end of period	$4.82	$4.82	$4.81	$4.78	$4.75	$4.76
Total return[1]	0.59%	1.48%	2.12%	4.96%	4.10%	3.59%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.82%	0.90%	1.16%	1.23%
Net expenses	0.70%	0.70%	0.72%	0.72%	0.72%	0.72%
Net investment income	1.18%	1.25%	1.44%	4.13%	4.20%	3.52%
Supplemental data
Portfolio turnover rate	73%	127%	120%	186%	191%	123%
Net assets, end of period (000’s omitted)	$1,094,357	$1,068,221	$1,528,358	$1,334,323	$746,639	$340,682

1.	Returns for period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	39

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

40	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Notes to Financial Statements (Unaudited)

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $16,812,637 with $14,707,618 expiring in 2014 and $2,105,019 expiring in 2015.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	41

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$6,749,759,542	$57,340,185	$6,807,099,727
Short-term investments
Investment companies	51,096,652	0	0	51,096,652
U.S. Treasury securities	799,971	0	0	799,971
	$51,896,623	$6,749,759,542	$57,340,185	$6,858,996,350

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of December 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(417,069)	$0	$0	$(417,069)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$45,221,514
Accrued discounts (premiums)	136,260
Realized gains (losses)	89,138
Change in unrealized gains (losses)	95,623
Purchases	19,020,000
Sales	(11,100,000)
Transfers into Level 3	3,877,650
Transfers out of Level 3	0
Balance as of December 31, 2011	$57,340,185
Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$96,115

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six month ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

42	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Notes to Financial Statements (Unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $22,571 from the sale of Class A shares and $15,974 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011 were $5,702,976,993 and $4,752,279,653, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At December 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at December 31, 2011	Net Unrealized Gains (Losses)
March 2012	760 Short	5-Year U.S. Treasury Notes	$93,675,938	$(417,069)

The Fund had an average notional amount of $120,109,506 in short futures contracts during the six months ended December 31, 2011.

On December 31, 2011, the cumulative unrealized losses on futures contracts in the amount of $417,069 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	43

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $8,038 in commitment fees.

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

44	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	45

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

46	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	47

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207592 02-12 SA258/SAR258 12-11

Wells Fargo Advantage

Wisconsin Tax-Free Fund

Semi-Annual Report

December 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $216 billion in assets under management, as of December 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Wisconsin Tax-Free Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We made this change to make it easier for you to find your fund information.

For the entire six-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s six-month return figures mask the uneven path that the financial markets traced since the summer as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified investment strategy. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 has experienced a few slow patches along the way. However, the recovery regained some upward momentum during the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

In September 2011, it was reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth at an annual rate of 0.4% in the first quarter. According to the December estimate, GDP growth accelerated to an annual rate of 1.8% in the third quarter, reigniting hopes for a sustainable recovery. Those hopes were buoyed by widespread anticipation of even stronger GDP growth in the fourth quarter. By year-end, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a sluggish growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during 2011.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better during the final months of 2011: initial unemployment claims have eased, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.5% as of December 2011—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2013.

Consumers have already demonstrated some resilience in their spending—even in the face of higher energy costs. Oil prices skyrocketed in early 2011 before

Letter to Shareholders	Wells Fargo Advantage Wisconsin Tax-Free Fund	3

retreating later in the year, only to spike again during the fourth quarter. Yet “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013. In September, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that is designed to keep intermediate- and longer-term yields relatively low. The goal with keeping longer-term rates low is to encourage lending activity to spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six-months of the year

Early on in the period, market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. In addition, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire six-month period, the Barclays Capital U.S. Aggregate Bond Index1, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index2 added 4.98% and 7.43%, respectively. By comparison, the Barclays Capital Municipal Bond Index3 gained 6.02% over the last half of the year

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out on the impressive two-year rally that followed. In our

1.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury Securities. You cannot invest directly in an index.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Although volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

4	Wells Fargo Advantage Wisconsin Tax-Free Fund	Letter to Shareholders

opinion, the lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Wisconsin Tax-Free Fund	5

Notice to Shareholders

Effective April 1, 2012, the Fund may invest up to 10% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■   Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■  Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■  Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the fund on or after July 31, 2012.

6	Wells Fargo Advantage Wisconsin Tax-Free Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA

Thomas Stoeckmann

FUND INCEPTION

April 6, 2001

CREDIT QUALITY[1] (AS OF DECEMBER 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF DECEMBER 31, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	7

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WWTFX)	03/31/2008	(0.40)	2.97	3.50	4.36	4.27	7.87	4.46	4.84	0.92%	0.70%
Class C (WWTCX)	12/26/2002	2.87	6.06	3.65	4.04	3.87	7.06	3.65	4.04	1.67%	1.45%
Investor Class (SWFRX)	04/06/2001					4.25	7.84	4.42	4.98	0.95%	0.73%
Barclays Capital Municipal Bond Index[6]						6.02	10.70	5.22	5.38
Barclays Capital Wisconsin Municipal Bond Index[7]						5.36	9.53	5.67	5.68

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Wisconsin and Puerto Rico municipal securities risk, and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the Investor Class no such adjustment is reflected). If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through October 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount showns above. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

7.	The Barclays Capital Wisconsin Municipal Bond Index is the Wisconsin component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

8	Wells Fargo Advantage Wisconsin Tax-Free Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,042.65	$3.59	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Class C
Actual	$1,000.00	$1,038.74	$7.43	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.35	1.45%
Investor Class
Actual	$1,000.00	$1,042.50	$3.75	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 96.52%

Guam: 7.50%
Guam Government Business Privilege Series 2011A (Tax Revenue)	5.25%	01/01/2036	$2,000,000	$2,121,400
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11/01/2040	1,500,000	1,641,495
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	650,000	645,788
Guam International Airport Authority Series B (Airport Revenue, NATL-RE Insured)	5.25	10/01/2016	1,600,000	1,664,800
Guam International Airport Authority Series C (Airport Revenue, NATL-RE Insured)	5.38	10/01/2017	500,000	518,845
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2013	500,000	522,815
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12/01/2019	1,000,000	1,122,270
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	1,000,000	992,300
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.25	10/01/2012	1,000,000	1,000,200
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.25	10/01/2013	5,000	5,000

				10,234,913

Puerto Rico: 32.28%
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12/01/2015	500,000	532,335
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12/01/2019	335,000	351,968
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12/01/2020	260,000	272,888
Children’s Trust Fund Puerto Rico Tobacco Settlement Asset-Backed Series 2002 (Tobacco Revenue)	4.25	05/15/2014	500,000	503,360
Puerto Rico Aqueduct & Sewer Authority (Water & Sewer Revenue, NATL-RE-IBC Commonwealth Guaranty Insured)	6.25	07/01/2012	25,000	25,759
Puerto Rico Commonwealth Highway & Transportation Authority Series DCL 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured)±§	2.25	07/01/2030	800,000	800,000
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Series L (Transportation Revenue, CIFC Insured)	5.25	07/01/2019	1,000,000	1,101,500
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Transportation Revenue, AMBAC Insured)	5.50	07/01/2013	165,000	173,951
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Transportation Revenue, AGM-CR Insured)	5.50	07/01/2013	195,000	203,740
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Transportation Revenue, NATL-RE-IBC Insured)	5.50	07/01/2013	985,000	1,029,148
Puerto Rico Commonwealth Infrastructure Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.50	07/01/2012	2,500,000	2,544,200
Puerto Rico Commonwealth Public Imports Series A (Tax Revenue, AGM Insured)	5.00	07/01/2015	1,750,000	1,874,040
Puerto Rico Commonwealth Public Improvement (Miscellaneous Revenue, AGM Insured)	5.25	07/01/2020	100,000	114,395
Puerto Rico Commonwealth Refunding (Miscellaneous Revenue, FGIC Insured)	5.50	07/01/2013	350,000	368,988
Puerto Rico Commonwealth Refunding Public Improvement Series A (Tax Revenue, NATL-RE Insured)	5.50	07/01/2016	200,000	220,868
Puerto Rico Commonwealth Refunding Public Improvement Series A-AGC-ICC (Tax Revenue, Assured Guaranty Insured)	5.50	07/01/2018	1,000,000	1,140,990
Puerto Rico Electric Power Authority MSTR Series SGC-57 Class A (Utilities Revenue, Societe Generale LOC, FSA Insured)±§	0.68	07/01/2029	5,000,000	5,000,000
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, XLCA Insured)	5.25	07/01/2012	900,000	919,062

10	Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority Series OO (Utilities Revenue, CIFC Assured Guaranty Insured)	5.00%	07/01/2013	$650,000	$683,495
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)±	0.77	07/01/2029	2,500,000	1,622,125
Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.25	07/01/2033	500,000	511,600
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.13	12/01/2027	4,120,000	4,377,129
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2018	500,000	576,085
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12/01/2014	265,000	283,338
Puerto Rico Highway & Transportation Authority Prerefunded Series W (Tax Revenue, NATL-RE-IBC Insured)	5.50	07/01/2015	1,270,000	1,437,259
Puerto Rico Highway & Transportation Authority Series DCL-007 (Tax Revenue, Dexia Credit Local LOC, FSA Insured)§	2.25	01/01/2028	4,235,000	4,235,000
Puerto Rico Highway & Transportation Authority Unrefunded Series W (Tax Revenue)	5.50	07/01/2015	525,000	574,156
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Guaynabo Municipal Government Center Series A (IDR)	5.63	07/01/2022	750,000	751,373
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11/15/2020	25,000	25,096
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities University Plaza Project Series A (Education Revenue, NATL-RE Insured)	5.63	07/01/2013	600,000	610,218
Puerto Rico Municipal Finance Agency Series B (Tax Revenue, CIFC Insured)	5.25	07/01/2017	105,000	116,005
Puerto Rico Public Buildings Authority Government Facilities Prerefunded Series D (Lease Revenue, Commonwealth Guaranty Insured)	5.13	07/01/2024	30,000	30,728
Puerto Rico Public Buildings Authority Government Facilities Unrefunded Balance Series D (Lease Revenue, Commonwealth Guaranty Insured)	5.13	07/01/2024	10,000	10,019
Puerto Rico Public Buildings Authority Prerefunded CAB Series D Step Bond (Lease Revenue, AMBAC Insured)§	0.00	07/01/2030	1,465,000	1,691,592
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, AMBAC Insured)	5.13	06/01/2024	3,265,000	3,890,084
Puerto Rico Public Improvement Series A (Tax Revenue, NATL-RE Insured)	6.25	07/01/2013	1,200,000	1,278,384
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	4.63	08/01/2019	200,000	229,064
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	6.38	08/01/2039	2,000,000	2,270,280
University of Puerto Rico Series P (Education Revenue)	5.00	06/01/2017	1,085,000	1,154,136
University of Puerto Rico Series Q (Education Revenue)	5.00	06/01/2016	500,000	533,635

				44,067,993

Virgin Islands: 7.24%
Virgin Islands PFA (Tax Revenue, NATL-RE FGIC Insured)	5.00	10/01/2014	400,000	426,536
Virgin Islands PFA (Miscellaneous Revenue, AGM Insured)	5.00	10/01/2014	590,000	647,655
Virgin Islands PFA (Tax Revenue, NATL-RE FGIC Insured)	5.00	10/01/2016	250,000	275,148
Virgin Islands PFA Escrowed to Maturity Series A (Miscellaneous Revenue)	7.30	10/01/2018	10,000	12,359
Virgin Islands PFA Gross Tax Receipts (Tax Revenue, NATL-RE FGIC Insured)	5.00	10/01/2012	250,000	255,790
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.75	10/01/2037	1,850,000	2,014,613
Virgin Islands PFA Senior Lien Capital Projects Series A-1 (Tobacco Revenue)	3.00	10/01/2013	500,000	507,005
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10/01/2019	2,700,000	2,835,864
Virgin Islands PFA Sub-Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10/01/2039	1,000,000	1,041,350

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Virgin Islands (continued)
Virgin Islands Tobacco Settlement Financing Corporation Asset Backed Bonds (Tobacco Revenue)±	4.95%	05/15/2014	$750,000	$751,538
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	07/01/2018	1,000,000	1,110,190

				9,878,048

West Virginia: 0.30%
Kanawha Mercer Nicholas Counties WV Single Family Prerefunded (Housing Revenue)(z)	4.03	02/01/2015	470,000	415,264

Wisconsin: 49.20%
Ashwaubenon WI CDA Arena Project (Lease Revenue)	4.80	06/01/2016	20,000	20,312
Ashwaubenon WI CDA Arena Project (Lease Revenue)	5.05	06/01/2019	100,000	101,708
Ashwaubenon WI CDA Arena Project (Lease Revenue)	5.10	06/01/2020	815,000	829,091
Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue)	4.20	04/01/2012	50,000	50,119
Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue)	4.50	04/01/2014	100,000	100,211
Cudahy WI CDA Redevelopment Refunding Series B (Lease Revenue)	4.55	06/01/2019	1,540,000	1,582,843
Delafield WI CDA St. Johns Northwestern Military (Education Revenue, Town Bank LOC)	4.60	06/01/2030	660,000	722,403
Delafield WI CDA St. Johns Northwestern Military (Education Revenue, Town Bank LOC)	4.70	06/01/2034	500,000	543,870
Glendale WI CDA Bayshore Public Parking-A (Transportation Revenue)	4.75	10/01/2020	100,000	106,344
Glendale WI CDA Series 2011A (Lease Revenue)	3.50	10/01/2017	1,635,000	1,778,749
Glendale WI CDA Series 2011A (Lease Revenue)	3.50	10/01/2018	1,700,000	1,852,660
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	3.50	04/01/2013	225,000	230,193
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	5.00	04/01/2016	1,445,000	1,568,678
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	5.00	04/01/2030	1,235,000	1,327,625
Green Bay WI Housing Authority University Village Housing Project Series 2009 (Housing Revenue)	4.38	04/01/2022	100,000	109,734
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	5.50	12/01/2023	250,000	272,070
Green Bay WI RDA Bellin Memorial Hospital Series A (Health Revenue)	5.00	02/15/2013	20,000	20,119
Green Bay WI RDA Bellin Memorial Hospital Series A (Health Revenue)	5.50	02/15/2021	10,000	10,066
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	1.50	04/01/2012	100,000	100,302
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	2.10	04/01/2014	320,000	329,558
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	2.50	04/01/2015	125,000	131,080
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	2.70	04/01/2016	405,000	430,596
Greenfield WI CDA Layton Terrace Project (Housing Revenue)±§	4.75	09/01/2033	500,000	500,165
Little Chute WI CDA (Lease Revenue)	4.25	03/01/2017	200,000	209,272
Little Chute WI CDA (Lease Revenue)	4.35	03/01/2018	200,000	209,152
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10/01/2039	5,000,000	5,469,600
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10	07/01/2022	1,000,000	1,020,920
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.05	07/01/2019	470,000	479,414
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.15	07/01/2020	470,000	479,146

12	Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Wisconsin (continued)
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.20%	07/01/2021	$470,000	$478,860
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.30	07/01/2022	470,000	478,643
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.35	07/01/2023	470,000	478,559
Milwaukee WI RDA Public Neighborhood Schools Series A (Miscellaneous Revenue, AMBAC Insured)	4.20	08/01/2012	100,000	102,104
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Moral Obligation Insured)	3.80	08/01/2014	50,000	52,050
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Moral Obligation Insured)	4.25	08/01/2019	550,000	569,168
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	08/01/2015	615,000	615,185
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	08/01/2025	300,000	288,018
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	08/01/2035	1,000,000	904,510
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Morgal Obligation Insured)	4.60	08/01/2024	870,000	955,869
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Morgal Obligation Insured)	5.00	08/01/2030	3,000,000	3,276,570
Milwaukee WI RDA YMCA of Metropolitan Milwaukee Project Series 2010 (Miscellaneous Revenue)±§	0.11	05/01/2028	1,000,000	1,000,000
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	02/15/2029	1,000,000	1,051,610
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	02/15/2039	1,500,000	1,592,520
Neenah WI CDA Series A (Lease Revenue)	4.13	12/01/2018	300,000	320,772
Neenah WI CDA Series A (Lease Revenue)	5.13	12/01/2023	1,000,000	1,064,920
Osceola WI RDA (Lease Revenue)	5.15	12/01/2015	235,000	235,063
Osceola WI RDA (Lease Revenue)	5.38	12/01/2020	410,000	410,119
Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Tax Revenue, NATL-RE Insured)	5.50	12/15/2015	1,545,000	1,566,352
Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Tax Revenue, NATL-RE Insured)	5.50	12/15/2017	1,300,000	1,317,888
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.00	12/15/2017	100,000	101,335
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2015	160,000	184,758
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2017	1,765,000	2,135,156
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2018	380,000	475,657
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2021	240,000	307,807
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2023	1,600,000	1,951,840
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2026	2,205,000	2,607,457
St. Croix Falls WI CDA (Lease Revenue)	4.85	12/01/2014	90,000	93,703
Sturgeon Bay WI Waterfront RDA (Lease Revenue)	4.35	10/01/2018	150,000	159,950
Sturgeon Bay WI Waterfront RDA Refunded Series A (Lease Revenue)	4.50	10/01/2021	175,000	182,959
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Lease Revenue)	3.80	02/01/2018	300,000	325,563
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Lease Revenue)	4.00	02/01/2019	220,000	237,752

Portfolio of Investments—December 31, 2011 (Unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Wisconsin (continued)
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Lease Revenue)	4.50%	02/01/2022	$250,000	$269,188
Verona WI CDA (IDR)	4.30	02/01/2015	100,000	104,859
Verona WI CDA (Lease Revenue)	5.38	12/01/2022	775,000	790,043
Warrens WI CDA (Tax Revenue)	3.70	10/01/2014	300,000	240,195
Warrens WI CDA (Lease Revenue)	5.00	11/01/2016	70,000	50,316
Warrens WI CDA (Lease Revenue)	5.10	11/01/2020	120,000	73,476
Waukesha County WI Housing Authority Steeple View Incorporated Project (Housing Revenue, Associated Bank NA LOC)±§	0.10	12/01/2034	100,000	100,000
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue)±	5.00	12/01/2027	340,000	344,233
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.30	12/01/2016	135,000	141,055
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.65	12/01/2017	335,000	356,195
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.00	12/01/2023	150,000	160,125
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.20	12/01/2024	150,000	159,756
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.25	12/01/2025	250,000	263,683
Weston WI CDA Series A (Lease Revenue)	5.25	10/01/2020	720,000	775,015
Wisconsin Center District CAB (Tax Revenue, AGM Insured)(z)	4.71	12/15/2030	1,415,000	584,324
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)	5.25	12/15/2015	280,000	314,101
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)	5.25	12/15/2016	385,000	441,861
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)	5.25	12/15/2018	50,000	58,756
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)	5.25	12/15/2019	2,000,000	2,364,260
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)	5.25	12/15/2023	1,620,000	1,885,405
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)	5.25	12/15/2027	230,000	265,841
Wisconsin HEFA Valley Packing Industries Incorporated (Miscellaneous Revenue)±§	0.20	07/01/2035	250,000	250,000
Wisconsin HFA (Housing Revenue, FHA Mortgages Insured)	6.10	06/01/2021	115,000	135,472
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)	4.63	11/01/2037	25,000	24,139
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)	4.70	05/01/2047	290,000	274,839
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)	4.75	05/01/2037	310,000	313,116
Wisconsin Housing & Economic Development Authority Series A (Housing Revenue)±	4.25	12/01/2035	1,960,000	2,123,307
Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, GO of Authority Insured)	5.75	11/01/2043	3,485,000	3,651,444
Wisconsin Housing & Economic Development Authority Series C (Housing Revenue)±§	0.20	05/01/2037	100,000	100,000
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)	4.90	11/01/2035	2,015,000	2,034,860

14	Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of Investments—December 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Wisconsin (continued)
Wisconsin State HEFA Alverno College Project (Education Revenue, Allied Irish Bank plc LOC)±§	0.08%	11/01/2017	$2,400,000	$2,400,000

				67,158,581

Total Municipal Bonds and Notes (Cost $125,744,311)				131,754,799

	Yield
Short-Term Investments: 0.07%
U.S. Treasury Securities: 0.07%
U.S. Treasury Bill#	0.02	03/29/2012	100,000	99,996

Total Short-Term Investments (Cost $99,997)				99,996

Total Investments in Securities
(Cost $125,844,308)*	96.59%	131,854,795
Other Assets and Liabilities, Net	3.41	4,652,475

Total Net Assets	100.00%	$136,507,270

±	Variable rate investment.

§	These securities are subject to a demand feature which reduces the effective maturity.

(z)	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $125,840,241 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,425,290
Gross unrealized depreciation	(410,736)

Net unrealized appreciation	$6,014,554

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—December 31, 2011 (Unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	15

Assets
Investments in unaffiliated securities, at value (see cost below)	$131,854,795
Cash	2,179,873
Receivable for investments sold	1,133,480
Receivable for Fund shares sold	140,056
Receivable for interest	1,464,036
Prepaid expenses and other assets	13,431

Total assets	136,785,671

Liabilities
Dividends payable	75,963
Payable for Fund shares redeemed	110,988
Payable for daily variation margin on open futures contracts	10,313
Advisory fee payable	19,681
Distribution fees payable	7,153
Due to other related parties	26,569
Shareholder servicing fees payable	27,734

Total liabilities	278,401

Total net assets	$136,507,270

NET ASSETS CONSIST OF
Paid-in capital	$130,585,801
Overdistributed net investment income	(10,748)
Accumulated net realized losses on investments	(45,343)
Net unrealized gains on investments	5,977,560

Total net assets	$136,507,270

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$16,052,271
Shares outstanding – Class A	1,466,912
Net asset value per share – Class A	$10.94
Maximum offering price per share – Class A2	$11.46
Net assets – Class C	$10,815,350
Shares outstanding – Class C	988,363
Net asset value per share – Class C	$10.94
Net assets – Investor Class	$109,639,649
Shares outstanding – Investor Class	10,018,980
Net asset value per share – Investor Class	$10.94

Investments in unaffiliated securities, at cost	$125,844,308

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Wisconsin Tax-Free Fund	Statement of Operations—Six Months Ended December 31, 2011 (Unaudited)

Investment income
Interest	$2,655,996

Expenses
Advisory fee	231,184
Administration fees
Fund level	33,026
Class A	11,908
Class C	8,294
Investor Class	101,510
Shareholder servicing fees
Class A	18,394
Class C	12,960
Investor Class	132,227
Distribution fees
Class C	38,879
Custody and accounting fees	4,136
Professional fees	22,227
Registration fees	24,576
Shareholder report expenses	6,188
Trustees’ fees and expenses	6,986
Other fees and expenses	2,359

Total expenses	654,854
Less: Fee waivers and/or expense reimbursements	(137,579)

Net expenses	517,275

Net investment income	2,138,721

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	130,818
Futures transactions	(180,222)

Net realized losses on investments	(49,404)

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,343,521
Futures transactions	(32,927)

Net change in unrealized gains (losses) on investments	3,310,594

Net realized and unrealized gains (losses) on investments	3,261,190

Net increase in net assets resulting from operations	$5,399,911

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Wisconsin Tax-Free Fund	17

	Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011

Operations
Net investment income		$2,138,721		$4,108,998
Net realized gains (losses) on investments		(49,404)		773,240
Net change in unrealized gains (losses) on investments		3,310,594		(749,579)

Net increase in net assets resulting from operations		5,399,911		4,132,659

Distributions to shareholders from
Net investment income
Class A		(246,626)		(355,936)
Class C		(133,121)		(273,823)
Investor Class		(1,758,975)		(3,479,134)
Net realized gains
Class A		(16,477)		0
Class C		(10,878)		0
Investor Class		(113,156)		0

Total distributions to shareholders		(2,279,233)		(4,108,893)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	508,283	5,489,491	645,536	6,873,605
Class C	126,425	1,367,019	186,332	1,990,635
Investor Class	906,096	9,807,479	1,893,567	20,173,576

		16,663,989		29,037,816

Reinvestment of distributions
Class A	19,611	212,523	26,943	286,133
Class C	11,732	127,111	21,531	228,832
Investor Class	146,039	1,582,214	272,097	2,893,588

		1,921,848		3,408,553

Payment for shares redeemed
Class A	(141,236)	(1,531,627)	(298,470)	(3,146,838)
Class C	(44,005)	(476,712)	(342,957)	(3,619,570)
Investor Class	(469,594)	(5,087,037)	(2,884,626)	(30,646,595)

		(7,095,376)		(37,413,003)

Net increase (decrease) in net assets resulting from capital share transactions		11,490,461		(4,966,634)

Total increase (decrease) in net assets		14,611,139		(4,942,868)

Net assets
Beginning of period		121,896,131		126,838,999

End of period		$136,507,270		$121,896,131

Overdistributed net investment income		$(10,748)		$(10,747)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Wisconsin Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class A		2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.68	$10.67	$10.43	$10.37	$10.44
Net investment income	0.18	0.36	0.32	0.38	0.09
Net realized and unrealized gains (losses) on investments	0.27	0.01	0.35	0.06	(0.07)

Total from investment operations	0.45	0.37	0.67	0.44	0.02
Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.32)	(0.38)	(0.09)
Net realized gains	(0.01)	0.00	(0.11)	0.00	0.00

Total distributions to shareholders	(0.19)	(0.36)	(0.43)	(0.38)	(0.09)
Net asset value, end of period	$10.94	$10.68	$10.67	$10.43	$10.37
Total return[2]	4.27%	3.52%	6.52%	4.38%	0.21%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.92%	0.93%	0.97%	0.99%
Net expenses	0.70%	0.70%	0.70%	0.68%	0.70%
Net investment income	3.32%	3.43%	3.00%	3.71%	3.34%
Supplemental data
Portfolio turnover rate	11%	60%	48%	126%	102%
Net assets, end of period (000’s omitted)	$16,052	$11,540	$7,535	$5,110	$331

1.	For the period from March 31, 2008 (commencement of class operations) to June 30, 2008.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Wisconsin Tax-Free Fund	19

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Class C		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.68	$10.67	$10.43	$10.37	$10.44	$10.38
Net investment income	0.14	0.27	0.23	0.30	0.30	0.30
Net realized and unrealized gains (losses) on investments	0.27	0.01	0.35	0.06	(0.05)	0.11

Total from investment operations	0.41	0.28	0.58	0.36	0.25	0.41
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.23)	(0.30)	(0.30)	(0.30)
Net realized gains	(0.01)	0.00	(0.11)	0.00	(0.02)	(0.05)

Total distributions to shareholders	(0.15)	(0.27)	(0.34)	(0.30)	(0.32)	(0.35)
Net asset value, end of period	$10.94	$10.68	$10.67	$10.43	$10.37	$10.44
Total return[1]	3.87%	2.71%	5.67%	3.54%	2.40%	3.99%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.67%	1.68%	1.73%	1.82%	1.88%
Net expenses	1.45%	1.48%	1.49%	1.49%	1.49%	1.49%
Net investment income	2.57%	2.56%	2.20%	2.89%	2.82%	2.87%
Supplemental data
Portfolio turnover rate	11%	60%	48%	126%	102%	51%
Net assets, end of period (000’s omitted)	$10,815	$9,552	$10,979	$7,528	$5,123	$3,730

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Wisconsin Tax-Free Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,
Investor Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.68	$10.67	$10.43	$10.37	$10.44	$10.38
Net investment income	0.18	0.35	0.31	0.37	0.38	0.38
Net realized and unrealized gains (losses) on investments	0.27	0.01	0.35	0.06	(0.05)	0.11

Total from investment operations	0.45	0.36	0.66	0.43	0.33	0.49
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.31)	(0.37)	(0.38)	(0.38)
Net realized gains	(0.01)	0.00	(0.11)	0.00	(0.02)	(0.05)

Total distributions to shareholders	(0.19)	(0.35)	(0.42)	(0.37)	(0.40)	(0.43)
Net asset value, end of period	$10.94	$10.68	$10.67	$10.43	$10.37	$10.44
Total return[1]	4.25%	3.49%	6.46%	4.31%	2.95%	4.77%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.95%	0.99%	1.05%	1.22%	1.30%
Net expenses	0.73%	0.73%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.29%	3.32%	2.94%	3.64%	3.57%	3.61%
Supplemental data
Portfolio turnover rate	11%	60%	48%	126%	102%	51%
Net assets, end of period (000’s omitted)	$109,640	$100,804	$108,326	$92,061	$88,130	$68,745

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

22	Wells Fargo Advantage Wisconsin Tax-Free Fund	Notes to Financial Statements (Unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	23

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$131,754,799	$0	$131,754,799
Short-term investments
U.S. Treasury securities	99,996	0	0	99,996
	$99,996	$131,754,799	$0	$131,854,795

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of December 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(32,927)	$0	$0	$(32,927)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$1,499,876
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	124
Purchases	0
Sales	(1,500,000)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2011	$0
Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2011, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

24	Wells Fargo Advantage Wisconsin Tax-Free Fund	Notes to Financial Statements (Unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A and Class C	0.16%
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended December 31, 2011, Wells Fargo Funds Distributor, LLC received $3,957 from the sale of Class A shares and $20 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended December 31, 2011 were $23,087,888 and $13,701,617, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At December 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at December 31, 2011	Net Unrealized Gains (Losses)
March 2012	60 Short	5-Year U.S. Treasury Notes	$7,395,469	$(32,927)

The Fund had an average notional amount of $6,299,283 in short futures contracts during the six months ended December 31, 2011.

On December 31, 2011, the cumulative unrealized losses on futures contracts in the amount of $32,927 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	25

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended December 31, 2011, the Fund paid $90 in commitment fees.

For the six months ended December 31, 2011, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects the adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

26	Wells Fargo Advantage Wisconsin Tax-Free Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	27

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Wisconsin Tax-Free Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Wisconsin Tax-Free Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207593 02-12 SA259/SAR259 12-11

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 24, 2012

By:
/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date:	February 24, 2012